Lord Abbett

Quarterly Portfolio Holdings Report

Lord Abbett

Short Duration Tax Free Fund

Intermediate Tax Free Fund

National Tax Free Fund

High Yield Municipal Bond Fund

Short Duration High Yield Municipal Bond Fund

California Tax Free Fund

New Jersey Tax Free Fund

New York Tax Free Fund

For the period ended December 31, 2020

Schedule of Investments (unaudited)

SHORT DURATION TAX FREE FUND December 31, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 90.47%

Corporate-Backed 7.50%
Allegheny Co IDA - US Steel	4.875%		11/1/2024	B-	$3,150	$3,171,042
Burke Co Dev - Oglethorpe Power	1.50%	#(a)	1/1/2040	BBB+	3,750	3,830,550
Downtown Doral CDD†	3.875%		12/15/2023	NR	160	165,230
Farmington Poll Ctl - NM Pub Svc	1.10%	#(a)	6/1/2040	BBB	16,000	16,248,160
IA Fin Auth - Iowa Fertilizer Co	3.125%		12/1/2022	BB-	1,500	1,536,480
LA St John Parish - Marathon Oil	2.10%	#(a)	6/1/2037	BBB-	8,000	8,198,320
LA St John Parish - Marathon Oil	2.125%	#(a)	6/1/2037	BBB-	5,650	5,794,866
LA St John Parish - Marathon Oil	2.20%	#(a)	6/1/2037	BBB-	2,000	2,066,020
LA St John Parish - Marathon Oil	2.375%	#(a)	6/1/2037	BBB-	2,575	2,683,614
Lancaster Port Auth Gas Rev	5.00%	#(a)	8/1/2049	Aa2	10,000	11,723,100
Matagorda Co Nav Dist - AEP TX Central	2.60%		11/1/2029	A-	1,400	1,526,014
Matagorda Co Nav Dist - AEP TX Central (AMBAC)	4.40%		5/1/2030	A-	1,500	1,866,225
Mobile IDB - AL Power	1.00%	#(a)	6/1/2034	A1	3,100	3,179,794
Mobile IDB - AL Power	2.90%	#(a)	7/15/2034	A1	20,000	21,501,200
Nez Perce Co Poll Ctl - Potlatch	2.75%		10/1/2024	BBB-	11,310	11,696,689
NH Bus Fin Auth- United Illuminating	2.80%	#(a)	10/1/2033	A-	5,000	5,264,650
Niagara Area Dev Corp - Covanta†	3.50%		11/1/2024	B1	750	772,860
OH Air Dev Auth - AEP	1.90%	#(a)	5/1/2026	BBB+	2,000	2,092,560
OH Air Dev Auth - AEP	2.40%	#(a)	12/1/2038	BBB+	10,700	11,351,095
OR Bus Dev Comn - Intel Corp	2.40%	#(a)	12/1/2040	A+	10,500	11,044,320
Parish of St James - Nustar Logistics†	5.85%	#(a)	8/1/2041	BB-	3,500	3,911,740
Selma IDB - Intl Paper	2.00%	#(a)	11/1/2033	BBB	2,625	2,776,672
St Charles Parish - Valero Energy	4.00%	#(a)	12/1/2040	BBB	6,625	6,881,652
Tuscaloosa IDA - Hunt Refining†	4.50%		5/1/2032	NR	1,475	1,652,974
Warren Co - Intl Paper	2.90%	#(a)	9/1/2032	BBB	4,250	4,528,035
WI PFA - American Dream†	5.00%		12/1/2027	NR	2,000	1,802,040
Wise Co IDA - VA Elec & Pwr	1.20%	#(a)	11/1/2040	A2	5,470	5,599,858
Total						152,865,760

Education 1.75%
CA Muni Fin Auth - William Jessup U	5.00%		8/1/2022	NR	750	770,873
Cap Trust Agy - Renaissance Chtr Sch†	4.00%		6/15/2029	NR	1,415	1,487,745
Chicago Brd Ed	5.00%		12/1/2022	BB-	1,000	1,055,980
Higher Ed Facs Fin Auth FL - Saint Leo U	5.00%		3/1/2021	BBB-	365	366,639
Higher Ed Facs Fin Auth FL - Saint Leo U	5.00%		3/1/2022	BBB-	355	366,765

See Notes to Schedule of Investments.	1

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND December 31, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Education (continued)
Higher Ed Facs Fin Auth FL - Saint Leo U	5.00%		3/1/2023	BBB-	$410	$431,533
Higher Ed Facs Fin Auth FL - Saint Leo U	5.00%		3/1/2024	BBB-	640	687,398
Higher Ed Facs Fin Auth FL - Saint Leo U	5.00%		3/1/2025	BBB-	675	738,875
IL Fin Auth - IL Inst of Tech	5.00%		9/1/2021	Baa3	500	508,980
IL Fin Auth - IL Inst of Tech	5.00%		9/1/2022	Baa3	500	531,300
IL Fin Auth - IL Inst of Tech	5.00%		9/1/2028	Baa3	1,135	1,398,195
IL Fin Auth - IL Inst of Tech	5.00%		9/1/2029	Baa3	630	788,035
Multnomah Co Hsp Facs - Mirabella	5.00%		10/1/2024	NR	1,255	1,318,980
NY Dorm - Mt Sinai Sch Med	5.00%		7/1/2021	A-	2,000	2,042,700
NYC IDA - Yankee Stadium (AGM)	5.00%		3/1/2028	AA	1,350	1,718,010
OH Hgr Ed Facs - Dayton Univ (AMBAC)	2.639% (CPI Based	)#	12/1/2022	A+	2,000	2,046,020
OH HI Ed - Case Western Univ	0.528% (1 Mo. LIBOR * .70 + .42%	)#	10/1/2044	AA-	8,000	7,997,440
Troy Cap Res Corp - RPI	5.00%		8/1/2021	A3	445	455,075
Troy Cap Res Corp - RPI	5.00%		8/1/2022	A3	1,000	1,061,590
Univ of North Carolina - Chapel Hill	0.454% (1 Mo. LIBOR * .67 + .35%	)#	12/1/2041	AAA	10,000	10,000,200
Total						35,772,333

Energy 1.07%
KY Public Energy Auth - BP	4.00%	#(a)	12/1/2050	A1	5,000	5,822,300
PEFA Gas - Goldman Sachs	5.00%	#(a)	9/1/2049	A3	13,000	15,937,220
Total						21,759,520

General Obligation 19.80%
Allentown City SD	2.375%		3/31/2021	NR	2,500	2,500,175
Binghamton CSD	1.50%		6/25/2021	NR	28,303	28,481,777
Binghamton CSD	1.50%		11/12/2021	NR	7,695	7,781,723
CA State GO	0.867% (1 Mo. LIBOR * .70 + .76%	)#	12/1/2031	Aa2	2,000	2,002,260
Chicago Brd Ed	4.00%		12/1/2021	BB-	3,400	3,461,268
Chicago Brd Ed	4.00%		12/1/2021	BB-	4,750	4,835,595
Chicago Brd Ed	4.00%		12/1/2022	BB-	3,555	3,687,886

2	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND December 31, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)
Chicago Brd Ed	4.00%		12/1/2022	BB-	$4,000	$4,149,520
Chicago Brd Ed	5.00%		12/1/2022	BB-	3,670	3,875,447
Chicago Brd Ed	5.00%		12/1/2023	BB-	3,330	3,592,104
Chicago Brd Ed (AGM)	5.00%		12/1/2033	AA	1,850	2,264,307
Chicago Brd Ed (AGM)	5.00%		12/1/2034	AA	4,300	5,254,987
Chicago GO	5.00%		1/1/2021	BBB+	6,355	6,355,000
Chicago GO	5.00%		1/1/2027	BBB+	6,700	7,610,463
Chicago GO	5.00%		1/1/2028	BBB+	4,900	5,595,898
Chicago GO	5.25%		1/1/2023	BBB+	1,235	1,316,424
Chicago GO	5.25%		1/1/2027	BBB+	1,665	1,847,700
Chicago Met Water Reclmtn Dist	5.00%		12/1/2022	AA	5,000	5,425,150
Clark Co SD (AGM)	3.00%		6/15/2024	AA	575	625,583
Clark Co SD (AGM)	3.00%		6/15/2025	AA	650	720,181
Clark Co SD (AGM)	5.00%		6/15/2026	AA	500	619,210
Clark Co SD (AGM)	5.00%		6/15/2027	AA	1,000	1,269,750
Clyde-Savannah CSD	1.25%		6/24/2021	NR	21,133	21,228,628
Cook Co GO	5.25%		11/15/2033	A+	6,525	6,541,900
Corinth CSD	1.50%		7/23/2021	NR	11,490	11,565,489
CT State GO	5.00%		8/15/2021	A1	5,000	5,146,200
CT State GO	5.00%		6/15/2022	A1	3,250	3,473,405
CT State GO	5.00%		11/1/2022	A1	7,700	8,001,532
CT State GO	5.00%		4/15/2025	A1	7,000	8,356,040
CT State GO	5.00%		10/15/2026	A1	5,000	6,264,900
CT State GO	5.00%		9/15/2030	A1	1,725	1,847,682
Erie CO GO	3.00%		6/24/2021	NR	10,000	10,124,900
HI State GO	5.00%		11/1/2021	AA+	5,000	5,200,450
IL State GO	5.00%		2/1/2021	BBB-	3,000	3,008,790
IL State GO	5.00%		11/1/2023	BBB-	10,000	10,796,100
IL State GO	5.125%		5/1/2022	BBB-	2,500	2,630,050
IL State GO	5.25%		2/1/2030	BBB-	3,000	3,245,910
IL State GO	5.375%		5/1/2023	BBB-	3,000	3,261,960
Katy TX ISD	0.386% (1 Mo. LIBOR * .67 + .28%	)#	8/15/2036	AAA	16,670	16,649,829
Ledyard GO BANS	2.00%		5/11/2021	NR	10,000	10,063,800
Massena CSD	1.50%		8/27/2021	NR	12,000	12,103,200
Medina CSD	1.50%		7/16/2021	NR	14,000	14,090,160

See Notes to Schedule of Investments.	3

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND December 31, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)
Moorestown GO	2.50%		7/30/2021	NR	$12,282	$12,450,632
New Caney ISD	3.00%	#(a)	2/15/2050	Aaa	5,000	5,083,900
Newark NJ GO	2.00%		10/5/2021	NR	4,200	4,242,798
NJ EDA - Motor Vehicle Surcharge	4.00%		7/1/2022	BBB	3,500	3,682,035
NJ State GO	5.00%		6/1/2026	A3	8,000	9,790,880
NY Dorm - Sch Dist (AGM)	5.00%		10/1/2024	AA	2,250	2,633,017
NY Dorm - Sch Dist (AGM)	5.00%		10/1/2025	AA	1,650	2,003,034
NYC GO	5.00%		8/1/2021	AA	7,410	7,615,924
NYC GO	5.00%		10/1/2033	AA	3,190	3,457,418
PA State GO	5.00%		7/15/2029	Aa3	10,000	13,449,200
Philadelphia GO	5.00%		2/1/2025	A	2,140	2,522,825
Philadelphia GO	5.00%		2/1/2026	A	1,000	1,219,080
Philadelphia GO	5.00%		2/1/2027	A	1,250	1,567,413
Philadelphia GO	5.00%		2/1/2028	A	2,000	2,571,880
Philadelphia Sch Dist	5.00%		9/1/2021	A2	1,500	1,544,010
Philadelphia Sch Dist	5.00%		9/1/2022	A2	1,150	1,233,421
Philadelphia Sch Dist	5.00%		9/1/2023	A2	1,250	1,394,225
Philadelphia Sch Dist	5.00%		9/1/2024	A2	900	1,039,185
Philadelphia Sch Dist	5.00%		9/1/2025	A2	1,200	1,430,352
Philadelphia Sch Dist (The)	5.00%		9/1/2021	A2	930	957,286
Philadelphia Sch Dist (The)	5.00%		9/1/2022	A2	550	589,897
Philadelphia Sch Dist (The)	5.00%		9/1/2023	A2	500	557,690
Prince Georges Co GO	4.00%		8/1/2031	AAA	7,690	8,445,619
Rangely CO Hosp Dist	4.50%		11/1/2021	Baa3	1,520	1,547,421
Saranac CSD	1.50%		7/15/2021	NR	16,800	16,907,688
Suffolk Co GO	2.00%		7/22/2021	NR	16,000	16,102,880
Wappingers CSD	2.00%		8/12/2021	NR	1,763	1,780,747
West Fargo GO	2.15%		5/1/2021	NR	4,075	4,076,304
Western Placer SD	2.00%		6/1/2025	NR	2,000	2,072,740
Western Placer SD	2.00%		6/1/2025	NR	4,750	4,904,232
Total						403,747,066

Health Care 13.49%
Allegheny Co Hosp Auth - UPMC	5.00%		7/15/2029	A	4,000	5,348,560
Allegheny County Health Network	5.00%		4/1/2026	A	2,500	3,048,275
Antelope Valley Hlth	5.00%		3/1/2021	Ba3	500	502,980
CA Stwde - Viamonte	3.00%		7/1/2026	AA-	4,500	4,508,055

4	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND December 31, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)
CA Stwde - Viamonte	3.00%		7/1/2027	AA-		$2,250	$2,253,780
City of Atlantic Beach Fl - Fleet Landing	3.00%		11/15/2023	BBB	(b)	2,800	2,800,924
CO Hlth Fac Auth - CommonSpirit	5.00%	#(a)	8/1/2049	BBB+		8,085	9,775,169
Cuyahoga Co Hsp - Metrohealth	5.00%		2/15/2025	BBB-		1,500	1,727,160
DC Hsp - Childrens Ntl Hsp	5.00%		7/15/2021	A1		1,215	1,243,650
Duluth EDA - St Lukes Hsp	4.75%		6/15/2022	NR		1,430	1,469,368
Eisenhower Med Ctr	5.00%		7/1/2026	Baa2		1,345	1,616,999
Franklin Co IDA - Menno-Haven	5.00%		12/1/2023	NR		500	540,215
Geisinger Health	5.00%	#(a)	4/1/2043	AA-		17,000	20,944,170
Greeneville Hlth - Ballad Hlth	5.00%		7/1/2021	A-		1,750	1,785,088
Greeneville Hlth - Ballad Hlth	5.00%		7/1/2022	A-		2,000	2,121,000
Greeneville Hlth - Ballad Hlth	5.00%		7/1/2023	A-		1,500	1,652,250
Harris Co Edu Fac - Hermann Health	0.66% (MUNIPSA * 1 + .57%	)#	12/1/2049	A+		7,770	7,735,268
IL Fin Auth - Northshore Univ Hlth	5.00%		8/15/2028	AA-		2,000	2,627,100
IL Fin Auth - Northshore Univ Hlth	5.00%		8/15/2029	AA-		2,000	2,678,940
IL Fin Auth - Northwestern Mem Hlth	5.00%	#(a)	7/15/2057	AA+		4,000	4,351,360
IL Fin Auth - OSF Hlth	5.00%	#(a)	5/15/2050	A		4,500	5,495,220
IL Fin Auth - Plymouth Place	5.00%		5/15/2025	BB+	(b)	1,225	1,286,789
IL Fin Auth - Presence Health	5.00%		2/15/2021	AA+		5,095	5,120,016
IL Fin Auth - Presence Health	5.00%		2/15/2022	AA+		4,000	4,195,520
IL Fin Auth - Rush Univ Med	5.00%		11/15/2021	A+		695	721,716
Kirkwood IDA - Aberdeen Hts	5.00%		5/15/2022	BB	(b)	805	833,280
Lee Memorial Hlth System	5.00%		4/1/2025	A+		2,625	3,111,990
Lehigh Co - Lehigh Valley Health Network	5.00%		7/1/2026	A+		1,755	2,162,406
Lenexa KS Hlth Facs - Lakeview Village	5.00%		5/15/2022	BB+	(b)	1,720	1,771,996
Lenexa KS Hlth Facs - Lakeview Village	5.00%		5/15/2025	BB+	(b)	990	1,075,833
MA DFA - Beth Israel Lahey Hlth	4.00%		7/1/2021	A		700	711,984
MA DFA - Beth Israel Lahey Hlth	4.00%		7/1/2022	A		500	524,855
MA DFA - Beth Israel Lahey Hlth	5.00%		7/1/2023	A		600	668,778
MA DFA - Partners Hlth	0.59% (MUNIPSA * 1 + .50%	)#	7/1/2038	AA-		5,000	5,007,900
MA DFA - Wellforce Hlth	5.00%		7/1/2022	BBB+		1,225	1,297,422
MA DFA - Wellforce Hlth	5.00%		7/1/2024	BBB+		2,030	2,303,603
MA DFA - Wellforce Hlth	5.00%		7/1/2025	BBB+		800	936,712

See Notes to Schedule of Investments.	5

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND December 31, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Health Care (continued)
Maricopa Co IDA - Banner Health	0.66% (MUNIPSA * 1 + ..57%	)#	1/1/2035	AA-	$4,730	$4,709,046
Maricopa Co IDA - Honor Health	5.00%		9/1/2021	A2	750	771,450
Maricopa Co IDA - Honor Health	5.00%		9/1/2022	A2	750	803,760
MD Hlth & HI ED - Univ of MD Med	5.00%	#(a)	7/1/2045	A	6,250	7,337,750
MI Fin Auth - Trinity Health	5.00%		12/1/2026	AA-	2,250	2,844,427
Miami-Dade Co Pub Facs - Jackson Health	5.00%		6/1/2026	Aa3	4,165	4,965,721
Monroeville Pa Fin Auth - UPMC Hlth	3.00%		2/15/2023	A	2,510	2,609,321
Montgomery Co IDA - Einstein Hlthcare	5.00%		1/15/2021	Ba1	2,000	2,001,420
Montgomery Co IDA - Jefferson Hlth	5.00%		9/1/2026	A	1,150	1,404,978
Montgomery Co IDA - Jefferson Hlth	5.00%		9/1/2027	A	1,500	1,882,815
Montgomery Co IDA - Jefferson Hlth	5.00%		9/1/2028	A	1,850	2,366,187
Montgomery Co IDA - Jefferson Hlth	5.00%		9/1/2029	A	1,000	1,294,420
Montgomery Co IDA - Whitemarsh	4.00%		1/1/2023	NR	300	306,513
NC Med - Southminster	5.00%		10/1/2023	NR	750	797,468
NC Med Care Comm - Wake Forest Baptist	2.20%	#(a)	12/1/2048	AA-	22,500	23,045,175
NJ Hlth - Hackensack Meridian Hlth	5.00%		7/1/2026	AA-	3,900	4,855,305
NJ Hlth - Hackensack Meridian Hlth	5.00%		7/1/2027	AA-	3,645	3,895,630
NJ Hlth - St Peters Univ Hsp	5.75%		7/1/2037	BB+	3,250	3,259,977
NJ Hlth - Univ Hosp (AGM)	5.00%		7/1/2021	AA	900	919,305
NJ Hlth Fin Auth - Valley Health	5.00%		7/1/2026	A	1,800	2,203,704
NJ Hlth Fin Auth - Valley Health	5.00%		7/1/2027	A	1,250	1,568,300
Northampton Co - St. Lukes Univ Hlth	1.148% (1 Mo. LIBOR * .70 + 1.04%	)#	8/15/2048	A-	8,000	8,030,640
NY Dorm - Montefiore	5.00%		9/1/2027	BBB	1,400	1,716,862
NY Dorm - Montefiore	5.00%		9/1/2028	BBB	1,500	1,872,480
NY Dorm - Montefiore	5.00%		9/1/2029	BBB	1,750	2,221,117
NY Dorm - Montefiore	5.00%		9/1/2030	BBB	2,200	2,782,406
NY Dorm - Montefiore Ob Group	5.00%		8/1/2024	BBB	1,500	1,700,640
NY Dorm - Orange Regl Med Ctr†	4.00%		12/1/2021	BBB-	1,700	1,743,044
NYC IDA - Yankee Stadium (AGM)	5.00%		3/1/2029	AA	2,000	2,598,080
OH Hosp Rev - University Hospitals	4.00%		1/15/2028	A	500	605,535
OH Hosp Rev - University Hospitals	5.00%		1/15/2026	A	500	607,895
OH Hosp Rev - University Hospitals	5.00%		1/15/2027	A	250	312,273
OK DFA - OU Med	5.00%		8/15/2025	Baa3	550	638,616

6	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND December 31, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)
OK DFA - OU Med	5.00%		8/15/2026	Baa3		$800	$951,672
Oneida Co - Mohawk Valley Hlth (AGM)	5.00%		12/1/2027	AA		1,400	1,577,114
Oneida Co - Mohawk Valley Hlth (AGM)	5.00%		12/1/2028	AA		1,000	1,122,450
Oneida Co - Mohawk Valley Hlth (AGM)	5.00%		12/1/2029	AA		1,000	1,119,920
Owensboro Health	5.00%		6/1/2025	Baa3		1,400	1,575,154
PA Hgr Ed - UPenn Hlth	5.00%		8/15/2027	AA		1,250	1,617,350
PA Hgr Ed - UPenn Hlth	5.00%		8/15/2028	AA		1,565	2,078,836
Palomar Hlth	5.00%		11/1/2021	BBB		500	517,210
Philadelphia Hsps - Temple Univ Hlth	5.00%		7/1/2027	BBB-		5,000	5,974,100
Sante Fe Retirement Facs - El Castillo	2.25%		5/15/2024	BB+	(b)	600	591,942
SE Port Auth - Memorial Hlth	5.00%		12/1/2022	BB-	(b)	1,575	1,654,963
South Miami Hlth Fac - Baptist Hlth	5.00%		8/15/2022	AA-		1,000	1,071,440
South Miami Hlth Fac - Baptist Hlth	5.00%		8/15/2023	AA-		1,350	1,509,584
Southcentral PA Auth - Wellspan Hlth	0.69% (MUNIPSA * 1 + .60%	)#	6/1/2049	Aa3		9,000	9,030,690
Tampa Hlth - Baycare Health	4.00%		11/15/2033	Aa2		11,250	11,633,625
Tulsa Co Industrial Auth - Montereau	5.00%		11/15/2026	BBB-	(b)	500	553,930
WA HFC - CommonSpirit	1.49% (MUNIPSA * 1 + 1.40%	)#	1/1/2035	BBB+		2,000	1,983,240
WA Hlth - Fred Hutchinson Cancer Ctr	1.198% (1 Mo. LIBOR * .67 + 1.10%	)#	1/1/2042	A+		4,000	4,014,760
WA Hsg - Transforming Age†	2.375%		1/1/2026	BB	(b)	1,275	1,257,533
WI Hlth & Ed - American Baptist	3.50%		8/1/2022	NR		275	276,317
WI Hlth & Ed - Marshfield Hlth	5.00%	#(a)	2/15/2052	A-		9,000	10,357,920
Total							275,098,341

Housing 4.38%
CA HFA - MFH	4.00%		3/20/2033	BBB+		1,674	1,888,354
CT State Hsg Fin Auth	4.00%		5/15/2049	AAA		5,325	6,075,133
MD State Hsg CDA	3.50%		3/1/2050	Aa1		9,965	10,967,778
MD State Hsg Dev Admn	4.00%		9/1/2049	Aa1		4,760	5,297,547
MI State Hsg Dev Auth	4.25%		12/1/2049	AA+		5,460	6,123,008
MN State Hsg Fin Agy (GNMA)	4.25%		7/1/2049	AA+		4,405	4,958,973
MO State Hsg Dev Cmmn (GNMA)	4.25%		5/1/2047	AA+		4,630	5,196,804
NC State Hsg Fin Agy (GNMA)	4.00%		1/1/2050	AA+		4,650	5,158,384

See Notes to Schedule of Investments.	7

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND December 31, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Housing (continued)
ND State Hsg Fin Agy	4.00%		1/1/2050	Aa1	$4,825	$5,520,717
NY Mortgage Rev	3.50%		4/1/2049	Aa1	2,040	2,188,206
NYC HDC	0.70%	#(a)	5/1/2060	AA+	2,000	1,999,360
NYS HFA L-2	0.75%		11/1/2025	Aa2	12,000	12,005,280
NYS HFA M-2	0.75%		11/1/2025	Aa2	5,000	5,002,200
OH State Fin Agy	4.50%		3/1/2050	Aaa	4,865	5,510,002
Phoenix IDA - ASU Std Hsg	5.00%		7/1/2023	Baa3	100	106,395
Phoenix IDA - ASU Std Hsg	5.00%		7/1/2026	Baa3	175	196,259
SC State Hsg Fin Auth	4.00%		1/1/2050	Aaa	4,550	5,163,158
TN HDA	3.00%		1/1/2051	AA+	5,350	5,886,284
Total						89,243,842

Lease Obligations 3.44%
Broome Delaware & Tiago Co BOCES	1.25%		4/30/2021	NR	6,000	6,019,680
CA Pub Wks - Lease Rev	5.00%		10/1/2026	Aa3	1,500	1,893,840
CA Pub Wks - Lease Rev	5.00%		10/1/2027	Aa3	3,300	4,287,228
Comm of PA COPS	5.00%		7/1/2023	A	500	557,980
Comm of PA COPS	5.00%		7/1/2025	A	500	595,605
NJ EDA - Sch Facs	5.00%		6/15/2021	Baa1	4,490	4,581,596
NJ EDA - Sch Facs	5.00%		3/1/2022	Baa1	2,310	2,430,443
NJ EDA - Sch Facs	5.00%		6/15/2022	Baa1	515	548,465
NJ EDA - Sch Facs	5.00%		6/15/2022	Baa1	900	958,482
NJ EDA - Sch Facs	5.00%		11/1/2022	Baa1	3,275	3,536,345
NJ EDA - Sch Facs	5.00%		3/1/2023	Baa1	3,565	3,902,249
NJ EDA - Sch Facs	5.00%		3/1/2025	Baa1	5,205	5,645,291
NJ EDA - Sch Facs	5.00%		6/15/2025	Baa1	1,250	1,470,612
NJ EDA - Sch Facs	5.00%		6/15/2026	Baa1	4,000	4,792,120
NJ Trans Trust Fund	5.00%		6/15/2021	A+	4,500	4,587,750
NJ Trans Trust Fund	5.00%		12/15/2023	Baa1	1,250	1,406,388
NJ Trans Trust Fund	5.00%		12/15/2024	Baa1	7,000	8,082,620
NJ Trans Trust Fund	5.00%		12/15/2025	Baa1	12,500	14,824,875
Total						70,121,569

Other Revenue 3.52%
Black Belt Energy Gas District: Gas Prepay Revenue Bonds (Project #4)	4.00%	#(a)	12/1/2049	A2	12,325	14,234,019
CA St Infra - LA Co Museum of Art	0.751% (1 Mo. LIBOR * .70 + .65%	)#	12/1/2050	A3	4,000	3,999,960

8	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND December 31, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Other Revenue (continued)
Clifton Higher Ed - Intl Ldrshp Sch	5.25%		8/15/2026	NR	$1,605	$1,876,068
Clifton Higher Ed - Intl Ldrshp Sch	5.25%		8/15/2028	NR	1,920	2,222,880
Indianapolis Local Pub Impt Bd Bk	5.00%		6/1/2022	A1	4,040	4,111,185
Lower AL Gas Dist - Goldman Sachs	4.00%	#(a)	12/1/2050	A3	19,250	22,230,478
Main St Nat Gas - Macquarie	5.00%		5/15/2025	A3	4,850	5,696,956
Maricopa Co - Legacy Schools†	4.00%		7/1/2029	BB+	500	548,540
Patriots Energy Group - RBC	4.00%	#(a)	10/1/2048	Aa2	8,000	8,809,120
Pima Co IDA - Edkey Chtr Sch†	3.50%		7/1/2025	NR	1,605	1,638,464
TX Muni Gas Acq & Supply - Macquarie	5.00%		12/15/2022	A3	5,800	6,301,294
Total						71,668,964

Special Tax 1.21%
Allentown Neighborhood Impt†	5.00%		5/1/2022	Ba3	555	574,303
Allentown Neighborhood Impt†	5.00%		5/1/2023	Ba3	190	201,385
Allentown Neighborhood Impt†	5.00%		5/1/2028	NR	4,550	5,081,212
CT Spl Tax - Trans Infra	5.00%		10/1/2022	A+	3,400	3,681,282
CT Spl Tax - Trans Infra	5.00%		1/1/2026	A+	5,000	6,113,300
NYC IDA - Yankee Stadium (AGM)	5.00%		3/1/2030	AA	1,600	2,115,312
NYC IDA - Yankee Stadium (NPFGC)(FGIC)	2.062% (CPI Based	)#	3/1/2026	Baa1	2,000	2,054,700
Peninsula Town Center†	4.00%		9/1/2023	NR	210	212,447
Village CDD #12†	3.25%		5/1/2023	NR	490	500,378
Village CDD #13†	1.875%		5/1/2025	NR	2,355	2,386,157
Village CDD #13	2.625%		5/1/2024	NR	250	254,802
Village CDD #13†	2.625%		5/1/2030	NR	1,500	1,550,580
Total						24,725,858

Tax Revenue 7.32%
City of Sparks - Legends at Sparks Marina†	2.50%		6/15/2024	Ba2	135	135,635
City of Sparks - Legends at Sparks Marina†	2.75%		6/15/2028	Ba2	300	302,403
CT Spl Tax - Trans Infra	5.00%		5/1/2025	A+	850	1,015,520
CT Spl Tax - Trans Infra	5.00%		5/1/2026	A+	1,300	1,605,682
IL State Sales Tax	5.00%		6/15/2024	BBB	7,260	8,121,689
Jefferson Co - Sch Warrant	5.00%		9/15/2023	AA	2,000	2,245,520
MD Dept Trans	4.00%		9/1/2026	AAA	4,750	5,722,325
Nassau Co RANS	4.00%		3/15/2021	NR	12,000	12,088,920
NY Dorm - PIT	5.00%		3/31/2021	NR	57,000	57,672,030
Phildelphia SD TRANS	4.00%		6/30/2021	NR	12,000	12,225,120

See Notes to Schedule of Investments.	9

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND December 31, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Tax Revenue (continued)
SC Transportation Infra Bank	4.00%		10/1/2033	Aa3		$12,000	$12,249,600
TX State GO TRANS	4.00%		8/26/2021	NR		30,000	30,749,700
VA Small Bus Fing - NTL Senior Lvg	5.00%		1/1/2023	A	(b)	925	1,006,363
VA Small Bus Fing - NTL Senior Lvg	5.00%		1/1/2025	A	(b)	1,300	1,520,636
VA Small Bus Fing - NTL Senior Lvg	5.00%		1/1/2027	A	(b)	1,000	1,237,900
VA Small Bus Fing - NTL Senior Lvg	5.00%		1/1/2028	A	(b)	1,100	1,384,416
Total							149,283,459

Tobacco 1.91%
Los Angeles Co Tobacco	1.75%		6/1/2030	BBB+		750	787,920
Los Angeles Co Tobacco	5.00%		6/1/2024	A		600	694,776
Los Angeles Co Tobacco	5.00%		6/1/2025	A		650	781,189
Los Angeles Co Tobacco	5.00%		6/1/2026	A		1,125	1,397,194
PA Tob Settlement	5.00%		6/1/2022	A1		2,250	2,391,255
PA Tob Settlement	5.00%		6/1/2023	A1		1,125	1,244,846
PA Tob Settlement	5.00%		6/1/2024	A1		5,000	5,748,850
Railsplitter Tobacco Settlement Auth	5.25%		6/1/2021	A		16,010	16,326,998
Suffolk Tobacco Asset Sec Corp	5.375%		6/1/2028	NR		4,000	4,001,280
Tobacco Settlement Fin Corp NJ	3.20%		6/1/2027	BBB		3,875	3,983,074
TSASC	5.00%		6/1/2021	A		1,500	1,527,060
Total							38,884,442

Transportation 9.30%
Bay Area Toll Auth	0.708% (3 Mo. LIBOR * .70 + .55%	)#	4/1/2045	AA		10,800	10,800,864
Bay Area Toll Auth	1.34% (MUNIPSA * 1 + 1.25%	)#	4/1/2036	AA		2,375	2,410,625
Bay Area Toll Auth	4.00%		4/1/2029	AA-		1,200	1,431,072
Central TX Mobility Auth	4.00%		1/1/2022	BBB+		5,000	5,077,150
Chesapeake Bay Bridge Dist	5.00%		11/1/2023	BBB		9,000	10,067,040
Chicago O’Hare Arpt	5.00%		1/1/2029	A		2,500	2,608,800
Chicago O’Hare Arpt	5.00%		1/1/2031	A		4,750	4,951,875
Chicago Trans Auth	5.00%		6/1/2025	A		2,000	2,359,340
Cleveland Arpt (AGM)	5.00%		1/1/2022	AA		455	473,418
Denver RTD - Eagle P3	3.00%		1/15/2026	Baa2		900	1,001,025
Denver RTD - Eagle P3	5.00%		7/15/2027	Baa2		1,000	1,252,200
Denver RTD - Eagle P3	5.00%		7/15/2029	Baa2		1,100	1,429,945

10	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND December 31, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)
E470 Pub Hwy Auth	0.516% (1 Mo. LIBOR * ..67 + .42%	)#	9/1/2039	A	$6,000	$5,994,060
E470 Pub Hwy Auth	1.148% (1 Mo. LIBOR * ..67 + 1.05%	)#	9/1/2039	A	2,000	2,001,480
Grand Parkway Trans Corp	5.00%		2/1/2023	BBB	10,030	10,902,811
IL State GO	5.00%		11/1/2025	BBB-	3,000	3,351,630
Illinois St Toll Hwy Auth	5.00%		1/1/2024	AA-	7,215	8,202,373
LA Offshore Term Auth - LOOP	1.65%	#(a)	9/1/2027	A3	3,500	3,555,055
LA Offshore Term Auth - LOOP	2.00%	#(a)	10/1/2040	BBB+	2,000	2,019,840
MTA NY	5.00%		5/15/2022	NR	7,050	7,331,647
MTA NY	5.00%		9/1/2022	NR	6,630	6,950,627
MTA NY	5.00%		11/15/2033	A3	5,400	5,737,986
MTA NY	5.00%	#(a)	11/15/2045	A3	13,000	15,806,180
NC Tpk Auth - Triangle Exprs	5.00%		2/1/2024	BBB	14,000	15,881,040
NC Tpk Auth - Triangle Exprs (AGM)	5.00%		1/1/2028	AA	1,500	1,844,955
NJ Tpk Auth	0.858% (1 Mo. LIBOR * ..70 + .75%	)#	1/1/2030	A+	2,500	2,502,150
NJ Tpk Auth	5.00%		1/1/2027	A+	3,200	4,022,880
NJ Trans Trust Fund	1.29% (MUNIPSA * 1 + 1.20%	)#	6/15/2034	Baa1	10,030	10,038,225
NJ Trans Trust Fund	5.00%		6/15/2023	A+	7,210	7,934,533
NY Trans Dev Corp - JFK IAT	5.00%		12/1/2024	Baa1	1,000	1,162,470
NY Trans Dev Corp - JFK IAT	5.00%		12/1/2026	Baa1	1,000	1,226,240
NY Trans Dev Corp - JFK IAT	5.00%		12/1/2028	Baa1	1,140	1,451,699
PA Tpk Commn	5.00%		12/1/2025	A1	150	184,089
PA Tpk Commn	5.00%		12/1/2026	A1	400	506,744
Port Auth NY & NJ	5.00%		1/15/2041	Aa3	21,515	21,572,660
Triborough Brdg & Tunl Auth (NPFGC)(FGIC)	5.50%		11/15/2021	A+	1,650	1,723,870
TX Surface Trans Corp - I-635	4.00%		12/31/2030	Baa2	3,000	3,720,300
Total						189,488,898

Utilities 15.78%
American Muni Pwr - Hydroelec Proj	2.25%	#(a)	2/15/2048	A	6,500	6,512,025
American Muni Pwr - Prairie St TCRS (BAM)	5.25%		2/15/2030	AA	2,500	2,641,775
Appling Co Dev - Oglethorpe Power	1.50%	#(a)	1/1/2038	BBB+	1,250	1,276,850

See Notes to Schedule of Investments.	11

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND December 31, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities (continued)
Central Plains - Goldman Sachs	5.00%		9/1/2027	BBB+	$1,305	$1,624,738
Chicago Wastewater	5.00%		1/1/2021	A	1,000	1,000,000
Chicago Wastewater	5.00%		1/1/2022	A	2,000	2,086,220
Chicago Water	5.00%		11/1/2022	A	1,000	1,073,550
Chicago Water	5.00%		11/1/2022	A	5,680	6,097,764
Chicago Water (AGM)	5.00%		11/1/2028	AA	2,500	3,142,000
City of Rockport Poll Ctl - IN MI Pwr	3.05%		6/1/2025	A-	3,500	3,858,225
Cleveland Public Pwr (AGM)	5.00%		11/15/2026	AA	1,190	1,503,208
Cleveland Public Pwr (AGM)	5.00%		11/15/2027	AA	2,280	2,957,502
Cleveland Public Pwr (AGM)	5.00%		11/15/2028	AA	2,000	2,651,520
Cleveland Public Pwr (AGM)	5.00%		11/15/2029	AA	1,000	1,354,440
DE EDA - Delmarva Pwr & Light	1.05%	#(a)	1/1/2031	A	6,315	6,473,443
DE EDA - NRG Energy	1.25%	#(a)	10/1/2040	BBB-	10,000	10,160,600
DE EDA - NRG Energy	1.25%	#(a)	10/1/2045	BBB-	11,000	11,170,170
Detroit Water	5.00%		7/1/2021	AA-	420	429,719
Detroit Water	5.00%		7/1/2022	AA-	500	535,040
Escambia Co PCR - Gulf Power	2.60%		6/1/2023	A	3,000	3,155,850
Farmington Poll Ctl - NM Pub Svc	1.875%	#(a)	4/1/2033	BBB	4,000	4,040,200
KY Muni Pwr - Prairie State Proj	3.45%	#(a)	9/1/2042	Baa1	1,700	1,819,646
KY PCR - KY Util Comp	1.55%	#(a)	9/1/2042	A1	11,250	11,424,375
KY Public Energy Auth - BP	4.00%	#(a)	1/1/2049	A1	1,775	1,995,934
KY Public Energy Auth - Morgan Stanley	4.00%	#(a)	4/1/2048	A2	3,110	3,440,095
LA Env Facs - E Baton Rouge Swr	0.875%	#(a)	2/1/2046	A+	15,000	15,036,600
Lehigh Co IDA - PPL Elec Util	1.80%	#(a)	2/15/2027	A1	10,660	10,897,718
Long Island Power Auth	0.85%	#(a)	9/1/2050	A	9,000	9,072,540
Long Island Power Auth	0.858% (1 Mo. LIBOR * ..70 + .75%	)#	5/1/2033	A	10,000	10,012,900
Long Island Power Auth	5.00%		9/1/2026	A	500	629,055
Long Island Power Auth	5.00%		9/1/2027	A	500	646,595
Louisa VA IDA - VA Elec & Pwr CO	0.75%	#(a)	11/1/2035	A2	6,000	6,079,140
Louisa VA IDA - VA Elec & Pwr CO	1.90%	#(a)	11/1/2035	A2	5,000	5,186,300
Louisville/Jeff Co Poll Ctrl - Louisville	1.85%	#(a)	10/1/2033	A1	5,000	5,013,650
Main St Nat Gas - Citibank	4.00%	#(a)	3/1/2050	A3	15,000	17,624,400
Mason Cnty Poll Ctrl - Appalachian Power	2.75%		10/1/2022	A-	27,500	28,613,475
MEAG - Proj 1	5.00%		1/1/2021	A2	7,000	7,000,000
Monroe Dev Auth - Oglethorpe Power	1.50%	#(a)	1/1/2039	BBB+	1,875	1,915,275

12	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND December 31, 2020

Investments		Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities (continued)
NE Public Power		0.60%	#(a)	1/1/2051	A+	$15,000	$15,055,050
Northern CA Gas - Goldman Sachs		4.00%	#(a)	7/1/2049	A3	5,000	5,574,250
NY Elec Sys - LIPA		1.65%	#(a)	9/1/2049	A	4,000	4,157,680
Philadelphia Gas Works		5.00%		8/1/2023	A	850	949,943
Philadelphia Gas Works		5.00%		8/1/2024	A	800	922,496
Philadelphia Water & Wastewater (AGM)		0.74% (MUNIPSA * 1 + .65%	)#	9/1/2040	AA	17,500	17,546,550
PR Aqueduct & Swr Auth		5.00%		7/1/2022	Ca	2,000	2,107,500
PR Elec Pwr Auth(c)		5.25%		7/1/2018	NR	2,000	1,595,000
Rockport IN Wtr Pollution Ctl		1.35%	#(a)	7/1/2025	A-	2,000	2,016,060
Rockport IN Wtr Pollution Ctl		1.35%	#(a)	7/1/2025	A-	2,150	2,167,437
SA Energy Acquisition Pub Fac - Goldman Sachs		5.50%		8/1/2021	A3	4,350	4,478,978
San Antonio Elec & Gas		1.75%	#(a)	2/1/2049	Aa2	10,750	11,322,008
San Antonio Elec & Gas		2.75%	#(a)	2/1/2048	Aa2	8,000	8,383,120
San Antonio Water System		2.625%	#(a)	5/1/2049	AA	11,415	12,262,792
Wise Co IDA - VA Elec & Pwr CO		0.75%	#(a)	10/1/2040	A2	12,000	12,119,640
WV EDA - Appalachian Pwr		2.55%	#(a)	3/1/2040	A-	2,000	2,132,100
WV EDA - Appalachian Pwr		2.625%	#(a)	12/1/2042	A-	3,000	3,094,110
York Co VA IDA - VA Elec & Pwr CO		1.90%	#(a)	5/1/2033	A2	5,500	5,701,190
Total							321,738,441
Total Municipal Bonds (cost $1,794,235,107)							1,844,398,493

	Interest Rate#	Interest Rate Reset Date(d)		Final Maturity Date

SHORT-TERM INVESTMENTS 8.14%

Variable Rate Demand Notes 8.14%

Corporate-Backed 0.05%
PSL North America	3.63%	1/7/2021		11/1/2032	BBB-	1,000	1,000,000

General Obligation 1.65%
NYC GO	0.08%	1/4/2021		12/1/2047	AA	13,050	13,050,000
NYC GO ARS	0.33%	1/4/2021		10/1/2046	AA	20,600	20,600,000
Total							33,650,000

See Notes to Schedule of Investments.	13

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND December 31, 2020

Investments	Interest Rate#	Interest Rate Reset Date(d)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Health Care 4.27%
AL Hlth Care Auth - Baptist Health	0.35%	1/7/2021	11/1/2042	A3	$17,055	$17,055,000
AR DFA - Baptist Mem Hlth	0.36%	1/7/2021	9/1/2044	BBB+	46,906	46,906,000
Lee Memorial Hlth System	0.22%	1/7/2021	4/1/2049	A+	18,780	18,780,000
NYC Muni Water	0.10%	1/4/2021	6/15/2045	AAA	4,400	4,400,000
Total						87,141,000

Tax Revenue 0.48%
DE Valley Regional Fin Auth	0.21%	1/7/2021	11/1/2055	A+	9,700	9,700,000

Transportation 0.34%
Triborough Brdg & Tunl Auth	0.11%	1/4/2021	1/1/2032	Aa1	6,880	6,880,000

Utilities 1.35%
Appling Co Dev - GA Power	0.14%	1/4/2021	9/1/2041	A-	15,150	15,150,000
NYC Muni Water	0.11%	1/4/2021	6/15/2049	AA+	5,350	5,350,000
NYC Muni Water	0.11%	1/4/2021	6/15/2049	AA+	6,950	6,950,000
Total						27,450,000
Total Short-Term Investments (cost $165,821,000)						165,821,000
Total Investments in Securities 98.61% (cost $1,960,056,107)						2,010,219,493
Cash and Other Assets in Excess of Liabilities 1.39%						28,411,714
Net Assets 100.00%						$2,038,631,207

AGM	Insured by - Assured Guaranty Municipal Corporation.
AMBAC	Insured by - AMBAC Assurance Corporation.
BAM	Insured by - Build America Mutual.
COP	Certificates of Participation.
CPI	Consumer Price Index: Rate fluctuate based on CPI.
FGIC	Insured by - Financial Guaranty Insurance Company.
GNMA	Government National Mortgage Association.
LIBOR	London Interbank Offered Rate.
MUNIPSA	SIFMA Municipal Swap Index Yield.
NPFGC	Insured by - National Public Finance Guarantee Corporation.
NR	Not Rated.
SIFMA	Insured by - Securities Industry and Financial Markets Association.
TCRS	Transferable Custodial Receipt.
#	Variable rate security. The interest rate represents the rate in effect at December 31, 2020.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At December 31, 2020, the total value of Rule 144A securities was $25,924,670, which represents 1.27% of net assets.

14	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

SHORT DURATION TAX FREE FUND December 31, 2020

(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	This investment has been rated by Fitch IBCA.
(c)	Defaulted (non-income producing security).
(d)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap Index.

The following is a summary of the inputs used as of December 31, 2020 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Municipal Bonds	$-	$1,844,398,493	$-	$1,844,398,493
Short-Term Investments
Variable Rate Demand Notes	-	165,821,000	-	165,821,000
Total	$-	$2,010,219,493	$-	$2,010,219,493

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	15

Schedule of Investments (unaudited)

INTERMEDIATE TAX FREE FUND December 31, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 98.23%

Corporate-Backed 8.39%
AL IDA - Office Max Rmkt AMT	6.45%	#(a)	12/1/2023	B1	$2,300	$2,300,483
Allegheny Co IDA - US Steel	4.875%		11/1/2024	B-	3,300	3,322,044
AZ IDA	3.625%		5/20/2033	BBB	14,705	15,756,192
Build NYC Res Corp - Pratt Paper AMT†	4.50%		1/1/2025	NR	2,950	3,148,093
Build NYC Res Corp - Pratt Paper AMT†	5.00%		1/1/2035	NR	550	611,171
Burke Co Dev - Oglethorpe Power	1.50%	#(a)	1/1/2040	BBB+	3,750	3,830,550
CA MFA - Waste Mgmt AMT	2.40%	#(a)	10/1/2044	A-	12,350	13,722,702
CA Poll Ctl - Waste Mgmt AMT	3.00%		11/1/2025	A-	9,850	10,966,990
Chandler AZ IDA - Intel Corp AMT	2.70%	#(a)	12/1/2037	A+	7,250	7,660,857
Citizens Property Insurance Corp	5.00%		6/1/2022	A+	12,500	13,041,375
Downtown Doral CDD†	4.25%		12/15/2028	NR	250	271,818
Downtown Doral CDD†	4.75%		12/15/2038	NR	625	720,181
FL DFC - Waste Pro AMT†	5.00%		5/1/2029	NR	1,640	1,781,876
Gloucester Co Poll Ctl - Logan AMT	5.00%		12/1/2024	BBB-	1,345	1,420,428
Greater Orlando Aviation - Jet Blue AMT	5.00%		11/15/2026	NR	2,980	3,117,169
Hoover IDA - US Steel AMT	6.375%	#(a)	11/1/2050	B-	10,850	11,750,441
Houston Arpt - United Airlines AMT	5.00%		7/1/2029	Ba3	2,295	2,438,828
IA Fin Auth - Alcoa	4.75%		8/1/2042	BB+	1,250	1,291,900
IA Fin Auth - Iowa Fertilizer Co	3.125%		12/1/2022	BB-	1,500	1,536,480
IA Fin Auth - Iowa Fertilizer Co	5.25%		12/1/2025	BB-	10,000	10,913,100
IA Fin Auth - Iowa Fertilizer Co†	5.875%		12/1/2026	BB-	3,365	3,471,839
IL Fin Auth - Navistar†	4.75%	#(a)	10/15/2040	B3	13,750	14,687,200
IN Fin Auth - OVEC	3.00%		11/1/2030	Ba1	1,600	1,711,888
IN Fin Auth - OVEC	3.00%		11/1/2030	Ba1	2,000	2,139,860
IN Fin Auth - OVEC	3.00%		11/1/2030	Ba1	3,350	3,584,266
IN Fin Auth - US Steel AMT	6.75%		5/1/2039	B-	1,500	1,629,165
Indianapolis Local Pub Impt - IND Arpt AMT	5.00%		1/1/2026	A1	9,425	10,935,733
Indianapolis Local Pub Impt - IND Arpt AMT	5.00%		1/1/2027	A1	8,300	9,577,453
LA Citizens Property Insurance Corp (AGM)	5.00%		6/1/2022	AA	2,000	2,134,380
LA Env Facs - Westlake Chem	3.50%		11/1/2032	Baa2	9,850	10,926,999
LA St John Parish - Marathon Oil	2.125%	#(a)	6/1/2037	BBB-	6,850	7,025,634
LA St John Parish - Marathon Oil	2.20%	#(a)	6/1/2037	BBB-	12,500	12,912,625
LA St John Parish - Marathon Oil	2.375%	#(a)	6/1/2037	BBB-	5,975	6,227,025

16	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Corporate-Backed (continued)
Liberty Dev Corp - Goldman Sachs	5.25%		10/1/2035	A3	$6,815	$9,913,235
Love Field Arpt - Southwest Airlines AMT	5.00%		11/1/2028	Baa1	1,800	1,933,740
Matagorda Co Nav Dist - AEP TX Central	2.60%		11/1/2029	A-	3,800	4,142,038
Matagorda Co Nav Dist - AEP TX Central	4.00%		6/1/2030	A-	8,000	8,479,840
Matagorda Co Nav Dist - AEP TX Central (AMBAC)	4.40%		5/1/2030	A-	3,500	4,354,525
MD EDC - Chesapeake Bay Hyatt(b)	5.00%		12/1/2016	NR	2,570	1,542,000	(c)
Met Govt Nashville & Davidson Cnty	4.00%		7/1/2034	AA	10,000	12,050,700
Mission Econ Dev Corp - Natgasoline AMT†	4.625%		10/1/2031	BB-	10,000	10,633,600
Nez Perce Co Poll Ctl - Potlatch	2.75%		10/1/2024	BBB-	10,500	10,858,995
NH National Fin Auth - Covanta†	3.625%	#(a)	7/1/2043	B1	980	992,368
NH National Fin Auth - Covanta AMT†	3.75%	#(a)	7/1/2045	B1	1,970	1,996,181
NH National Fin Auth - Covanta AMT†	4.00%		11/1/2027	B1	4,225	4,391,381
NH National Fin Auth - Hsg Sec	4.125%		1/20/2034	NR	4,940	5,550,998
Niagara Area Dev Corp - Covanta†	3.50%		11/1/2024	B1	4,650	4,791,732
Niagara Area Dev Corp - Covanta AMT†	4.75%		11/1/2042	B1	5,500	5,687,715
NJ EDA - Continental Airlines AMT	5.25%		9/15/2029	Ba3	11,320	11,983,918
NJ EDA - Continental Airlines AMT	5.50%		6/1/2033	Ba3	1,500	1,602,045
NJ EDA - Sch Facs	5.00%		6/15/2030	Baa1	2,000	2,401,460
NJ EDA - Sch Facs	5.00%		6/15/2033	Baa1	2,000	2,370,740
NY Energy RDA - NYSEGC	3.50%		10/1/2029	A-	8,200	9,761,690
NY Env Facs - Casella Waste AMT	2.75%	#(a)	9/1/2050	B	1,600	1,656,624
NY Env Facs - Casella Waste AMT†	2.875%	#(a)	12/1/2044	B	2,000	2,057,940
NY Liberty Dev Corp - 3 WTC†	5.15%		11/15/2034	NR	1,875	2,025,844
NY Liberty Dev Corp - 3 WTC†	7.25%		11/15/2044	NR	1,920	2,119,392
NY Trans Dev Corp - American Airlines AMT	5.00%		8/1/2026	B-	3,000	3,049,350
NY Trans Dev Corp - American Airlines AMT	5.25%		8/1/2031	B-	2,300	2,602,933
NY Trans Dev Corp - American Airlines AMT	5.375%		8/1/2036	B-	1,850	2,104,209
NYC IDA - TRIPS AMT	5.00%		7/1/2022	BBB+	2,330	2,477,652
NYC IDA - TRIPS AMT	5.00%		7/1/2028	BBB+	3,500	3,671,150
OH Air Dev Auth - AEP	1.90%	#(a)	5/1/2026	BBB+	3,285	3,437,030
OH Air Dev Auth - AEP	2.40%	#(a)	12/1/2038	BBB+	4,500	4,773,825
OH Air Dev Auth - AEP AMT	2.50%	#(a)	11/1/2042	BBB+	5,800	6,367,356
OH Air Dev Auth - AEP AMT	2.60%	#(a)	6/1/2041	BBB+	19,250	20,441,767

See Notes to Schedule of Investments.	17

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Corporate-Backed (continued)
OH Air Quality - Pratt Paper AMT†	3.75%		1/15/2028	NR	$1,600	$1,766,304
OH Air Quality - Pratt Paper AMT†	4.25%		1/15/2038	NR	4,955	5,507,284
OK DFA - Waste Mgmt	2.375%	#(a)	12/1/2021	A-	1,665	1,688,310
PA EDA - Covanta AMT†	3.25%		8/1/2039	B1	1,035	1,038,105
PA EDA - Procter & Gamble AMT	5.375%		3/1/2031	AA-	1,365	1,860,727
Parish of St James - Nustar Logistics†	5.85%	#(a)	8/1/2041	BB-	1,000	1,117,640
Parish of St James - Nustar Logistics†	6.10%	#(a)	6/1/2038	BB-	1,500	1,850,850
Parish of St James - Nustar Logistics†	6.10%	#(a)	12/1/2040	BB-	2,500	3,084,750
Richland Co Env Impt - Intl Paper AMT	3.875%		4/1/2023	BBB	6,715	7,242,530
Rockdale Co Dev Auth - Pratt Paper AMT†	4.00%		1/1/2038	NR	5,205	5,744,967
Salem Co Poll Ctl - Chambers AMT	5.00%		12/1/2023	BBB	5,575	5,885,806
Selma IDB - Intl Paper	2.00%	#(a)	11/1/2033	BBB	1,000	1,057,780
St Charles Parish - Valero Energy	4.00%	#(a)	12/1/2040	BBB	10,435	10,839,252
Tuscaloosa IDA - Hunt Refining†	5.25%		5/1/2044	NR	6,950	7,945,240
VA Small Bus Fing - Covanta AMT†	5.00%	#(a)	1/1/2048	B	440	456,346
Valdez Marine Term - BP	5.00%		1/1/2021	A1	10,000	10,000,000
Valparaiso Facs - Pratt Paper AMT	5.875%		1/1/2024	NR	640	684,397
Valparaiso Facs - Pratt Paper AMT	6.75%		1/1/2034	NR	5,000	5,688,850
Warren Co - Intl Paper	2.90%	#(a)	9/1/2032	BBB	7,500	7,990,650
West Pace Coop Dist(b)	9.125%		5/1/2039	NR	4,900	3,724,000	(c)
Whiting Env Facs - BP AMT	5.00%	#(a)	11/1/2045	A1	6,855	7,438,703
Whiting Env Facs - BP Rmkt	5.25%		1/1/2021	A1	5,000	5,000,000
WI PFA - American Dream†	5.00%		12/1/2027	NR	7,000	6,307,140
WI PFA - American Dream†	6.75%		12/1/2042	NR	5,000	4,447,600
WI PFA - Celanese AMT	5.00%		12/1/2025	BBB-	6,500	7,635,940
WI PFA - TRIPS AMT	5.25%		7/1/2028	BBB+	3,750	3,931,800
Total						488,725,689

Education 4.15%
CA Fin Auth - Biola Univ	5.00%		10/1/2028	Baa1	420	464,117
CA Fin Auth - Biola Univ	5.00%		10/1/2030	Baa1	430	473,043
CA State Univ Sys	5.00%		11/1/2026	Aa2	2,750	3,369,080
Cap Trust Ed - Renaissance Charter†	5.00%		6/15/2039	NR	2,160	2,332,649
Chicago Brd Ed	5.00%		12/1/2034	BB-	3,000	3,406,830
Chicago Brd Ed	5.00%		12/1/2036	BB-	9,000	10,167,750
Cleveland State Univ	5.00%		6/1/2024	A+	1,775	1,849,390
Clifton Higher Ed - Intl Ldrshp Sch	5.125%		8/15/2030	NR	3,500	4,011,000

18	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Education (continued)
CT Hlth & Ed - Quinnipiac Univ	5.00%	7/1/2033	A-	$8,230	$9,456,682
Dutchess Co LDC - Bard College†	5.00%	7/1/2040	BB+	1,150	1,281,376
Dutchess Co LDC - Bard College†	5.00%	7/1/2045	BB+	2,000	2,208,120
Frederick Co Ed Fac - Mount St Mary’s Univ†	5.00%	9/1/2027	BB+	2,000	2,177,800
Frederick Co Ed Fac - Mount St Mary’s Univ†	5.00%	9/1/2032	BB+	2,400	2,626,896
Fulton Co Dev - GA Tech Athletic Assoc	5.00%	10/1/2022	A2	215	230,794
IL Fin Auth - IL Inst of Tech	4.00%	9/1/2035	Baa3	2,600	2,884,700
IL Fin Auth - IL Inst of Tech	5.00%	9/1/2030	Baa3	625	776,131
IL Fin Auth - IL Inst of Tech	5.00%	9/1/2031	Baa3	600	740,244
IL Fin Auth - IL Inst of Tech	5.00%	9/1/2032	Baa3	500	612,870
IL Fin Auth - IL Inst of Tech	5.00%	9/1/2033	Baa3	1,000	1,219,550
IL Fin Auth - IL Inst of Tech	5.00%	9/1/2034	Baa3	2,620	3,186,025
IL Fin Auth - IL Inst of Tech	5.00%	9/1/2036	Baa3	3,225	3,899,154
IL Fin Auth - Loyola Univ Chicago	5.00%	7/1/2025	A+	8,620	9,176,852
IL Fin Auth - Noble Chtr Sch	5.00%	9/1/2025	BBB	1,500	1,631,310
IL Fin Auth - Univ Chicago	5.00%	10/1/2030	Aa2	8,000	9,206,640
MA DFA - Emerson Clg	5.00%	1/1/2026	BBB+	5,135	5,938,833
MA DFA - Emerson Clg	5.00%	1/1/2027	BBB+	2,700	3,109,914
MA DFA - Emerson Clg	5.00%	1/1/2028	BBB+	1,810	2,059,635
MA DFA - Emmanuel College	5.00%	10/1/2032	Baa2	5,000	5,835,050
Marietta Dev Auth - Life Univ†	5.00%	11/1/2037	Ba3	1,500	1,596,405
NC Cap Facs - High Point Univ	5.00%	5/1/2032	A-	2,500	2,528,300
Nova Southeastern Univ	5.00%	4/1/2037	A-	5,000	6,022,400
Nova Southeastern Univ	5.00%	4/1/2038	A-	2,500	3,004,425
NV Dept of Bus & Ind - Somerset Academy†	4.50%	12/15/2029	BB	640	681,978
NV Dept of Bus & Ind - Somerset Academy†	5.00%	12/15/2038	BB	1,000	1,060,080
NY Dorm - Montefiore	4.00%	9/1/2039	BBB	2,300	2,565,374
NY Dorm - Mt Sinai Sch Med	5.00%	7/1/2026	A-	5,000	5,920,800
NY Dorm - Mt Sinai Sch Med	5.00%	7/1/2027	A-	10,000	11,787,800
NY Dorm - Pace Univ	5.00%	5/1/2021	BBB-	1,845	1,866,660
NY Dorm - Pace Univ	5.00%	5/1/2023	BBB-	980	1,058,086
NY Dorm - Pace Univ	5.00%	5/1/2026	BBB-	980	1,054,117
NY Dorm - PIT	4.00%	2/15/2034	AA+	5,000	5,768,850
NY Dorm - SUNY	5.00%	7/1/2026	Aa3	2,000	2,371,240

See Notes to Schedule of Investments.	19

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Education (continued)
NY Dorm - SUNY	5.00%		7/1/2027	Aa3	$500	$590,260
NY Dorm - SUNY	5.00%		7/1/2027	Aa3	4,880	5,766,598
NY Dorm - SUNY	5.00%		7/1/2028	Aa3	4,110	4,843,594
NY Dorm - SUNY	5.00%		7/1/2029	Aa3	2,750	3,221,268
Penn State Univ	5.00%		9/1/2037	Aa1	2,545	3,391,162
Pima IDA - American Leadership Acad†	4.75%		6/15/2037	NR	4,500	4,580,370
Private Clgs & Univs Auth - SCAD	5.00%		4/1/2029	A3	1,500	1,677,120
Private Clgs & Univs Auth - SCAD	5.00%		4/1/2031	A3	1,360	1,512,170
Troy Cap Res Corp - RPI	5.00%		8/1/2024	A3	1,000	1,135,640
Troy Cap Res Corp - RPI	5.00%		8/1/2025	A3	2,630	3,075,838
Troy Cap Res Corp - RPI	5.00%		8/1/2026	A3	1,000	1,180,880
Troy Cap Res Corp - RPI	5.00%		8/1/2027	A3	1,600	1,879,856
Univ of Connecticut	5.00%		11/1/2032	A+	3,740	4,801,262
Univ of CT	5.00%		4/15/2031	A+	8,605	10,964,405
Univ of CT	5.00%		4/15/2035	A+	5,350	6,724,897
Univ of Houston	5.00%		2/15/2029	AA	10,280	12,544,992
Univ of Illinois (AGM)	4.00%		4/1/2033	AA	4,905	5,729,580
Univ of Illinois (AGM)	4.00%		4/1/2034	AA	5,100	5,940,684
Univ of North Carolina - Wilmington	5.00%		6/1/2023	A1	2,435	2,661,820
Univ of North Carolina - Wilmington	5.00%		6/1/2024	A1	2,560	2,891,494
VA Clg Bldg Auth	4.00%		9/1/2035	AA+	8,795	10,593,929
Wayne State Univ	4.00%		11/15/2034	Aa3	3,900	4,371,900
Total						241,698,669

Energy 0.46%
PEFA Gas - Goldman Sachs	5.00%	#(a)	9/1/2049	A3	22,000	26,970,680

Financial Services 0.43%
Berks Co IDA - Tower Hlth	4.00%		11/1/2031	BB+	2,280	2,325,190
Berks Co IDA - Tower Hlth	5.00%		11/1/2030	BB+	1,315	1,467,172
MA Ed Fin Auth AMT	3.625%		7/1/2034	AA	12,235	12,958,700
NJ Higher Ed Assistance Auth AMT	3.75%		12/1/2030	Aaa	2,350	2,554,191
NJ Higher Ed Assistance Auth AMT	4.00%		12/1/2032	Aaa	2,690	2,956,041
NJ Higher Ed Assistance Auth AMT	4.00%		12/1/2034	Aaa	2,400	2,620,872
Total						24,882,166

20	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation 17.77%
Barrington SD	4.00%		12/1/2036	AAA	$2,650	$3,196,165
Barrington SD	4.00%		12/1/2038	AAA	6,315	7,578,063
Barrington SD	4.00%		12/1/2039	AAA	2,000	2,395,560
Bay Area Rapid Transit Dist	2.00%		8/1/2040	AAA	7,500	7,596,600
Bay Area Rapid Transit Dist	3.00%		8/1/2038	AAA	1,500	1,686,195
Bellwood GO	5.875%		12/1/2027	A	5,000	5,485,400
Bellwood GO	6.15%		12/1/2032	A	3,770	4,154,804
CA State GO	0.867% (1 Mo. LIBOR * .70 + .76%	)#	12/1/2031	Aa2	5,000	5,005,650
CA State GO	3.00%		10/1/2033	Aa2	14,150	16,202,740
CA State GO	3.00%		11/1/2035	Aa2	3,250	3,740,588
CA State GO	4.00%		3/1/2036	Aa2	21,330	26,475,436
CA State GO	4.00%		10/1/2036	Aa2	5,000	6,160,150
CA State GO	4.00%		3/1/2046	Aa2	3,500	4,217,045
CA State GO	5.00%		10/1/2027	Aa2	10,000	11,054,300
CA State GO	5.00%		9/1/2030	Aa2	10,000	12,062,100
CA State GO	5.00%		10/1/2030	Aa2	7,025	9,315,853
CA State GO	5.00%		4/1/2032	Aa2	13,850	19,851,343
CA State GO (AGM)	5.25%		8/1/2032	AA	10,000	14,427,000
Chabot/Las Positas CCD	5.00%		8/1/2023	AA	3,000	3,367,560
Chicago Brd Ed	5.00%		12/1/2029	BB-	3,000	3,502,170
Chicago Brd Ed	5.00%		12/1/2030	BB-	3,500	4,123,350
Chicago Brd Ed	5.00%		12/1/2030	BB-	5,100	5,944,509
Chicago Brd Ed	5.00%		12/1/2031	BB-	1,500	1,740,990
Chicago Brd Ed	5.00%		12/1/2031	BB-	3,100	3,104,650
Chicago Brd Ed	5.00%		12/1/2032	BB-	4,845	5,615,064
Chicago Brd Ed	5.00%		12/1/2033	BB-	900	1,039,338
Chicago Brd Ed	5.00%		12/1/2034	BB-	475	547,751
Chicago Brd Ed	5.00%		12/1/2035	BB-	450	517,473
Chicago Brd Ed	5.00%		12/1/2046	BB-	7,500	8,464,125
Chicago Brd Ed†	6.75%		12/1/2030	BB-	5,000	6,445,800
Chicago Brd Ed (AGM)	5.00%		12/1/2027	AA	2,100	2,600,430
Chicago Brd Ed (AGM)	5.00%		12/1/2027	AA	2,860	3,552,177
Chicago Brd Ed (AGM)	5.00%		12/1/2029	AA	4,120	5,133,808
Chicago Brd Ed (AGM)	5.00%		12/1/2030	AA	2,500	3,101,725
Chicago Brd Ed (AGM)	5.00%		12/1/2032	AA	1,250	1,535,550
Chicago Brd Ed (AGM)	5.00%		12/1/2035	AA	3,000	3,655,710

See Notes to Schedule of Investments.	21

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)
Chicago GO	5.00%	1/1/2022	BBB+	$7,770	$8,010,248
Chicago GO	5.00%	1/1/2024	BBB+	15,000	16,306,500
Chicago GO	5.00%	1/1/2025	BBB+	7,000	7,740,040
Chicago GO	5.00%	1/1/2028	BBB+	6,900	7,879,938
Chicago GO	5.00%	1/1/2029	BBB+	7,750	8,930,015
Chicago GO	5.00%	1/1/2030	BBB+	2,000	2,311,900
Chicago GO	5.00%	1/1/2031	BBB+	2,210	2,419,707
Chicago GO	5.00%	1/1/2034	BBB+	7,625	8,097,598
Chicago GO	5.125%	1/1/2027	BBB+	3,100	3,425,469
Chicago GO	5.25%	1/1/2028	BBB+	3,845	4,256,530
Chicago GO	5.50%	1/1/2037	BBB+	1,250	1,373,338
Chicago GO	5.50%	1/1/2049	BBB+	3,750	4,411,575
Chicago GO	5.625%	1/1/2030	BBB+	1,835	2,149,647
Chicago GO	5.75%	1/1/2033	BBB+	7,000	8,159,620
Chicago GO	6.00%	1/1/2038	BBB+	15,890	18,618,313
Chicago GO (NPFGC)(FGIC)	Zero Coupon	1/1/2031	BBB+	2,260	1,679,496
Chicago Met Water Reclmtn Dist	5.00%	12/1/2027	AA	4,600	5,769,550
Chicago Met Water Reclmtn Dist	5.00%	12/1/2028	AA	6,715	8,395,697
Chicago Met Water Reclmtn Dist	5.25%	12/1/2034	AA	10,465	15,416,515
City of Schaumburg	3.00%	12/1/2031	AAA	1,300	1,396,551
City of Skokie	3.00%	12/1/2029	Aa2	1,080	1,226,632
Clackamas Co Sch Dist - North Clackamas	5.00%	6/15/2025	AA+	1,450	1,689,337
Clark Co GO	4.00%	6/1/2037	AA+	6,890	8,268,138
Clark Co GO	5.00%	11/1/2027	AA+	10,775	12,791,757
Clark Co Sch Dist (AGM)	3.00%	6/15/2037	AA	12,195	12,994,382
Clark Co SD (AGM)	4.00%	6/15/2036	AA	1,250	1,515,375
Clark Co SD (AGM)	5.00%	6/15/2028	AA	1,000	1,297,360
Clark Co SD (AGM)	5.00%	6/15/2029	AA	1,750	2,312,468
Clark Co SD (AGM)	5.00%	6/15/2031	AA	650	868,959
Clark Co SD (AGM)	5.00%	6/15/2033	AA	1,380	1,816,963
Cook Co GO	5.00%	11/15/2021	A+	5,000	5,176,700
Cook Co GO	5.00%	11/15/2025	A+	6,000	6,436,080
Cook Co GO	5.25%	11/15/2023	A+	10,510	10,908,854
CT State GO	4.00%	1/15/2034	A1	7,230	8,876,343
CT State GO	4.00%	1/15/2036	A1	20,000	24,428,000

22	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)
CT State GO	4.00%	4/15/2037	A1	$1,825	$2,180,802
CT State GO	4.00%	6/15/2037	A1	775	911,950
CT State GO	5.00%	10/15/2028	A1	12,500	15,458,250
CT State GO	5.00%	1/15/2030	A1	12,500	16,785,625
CT State GO	5.00%	6/15/2032	A1	2,000	2,549,800
CT State GO	5.00%	11/15/2033	A1	3,000	3,553,950
CT State GO	5.00%	6/15/2034	A1	1,100	1,391,016
CT State GO	5.00%	6/15/2035	A1	1,125	1,419,750
CT State GO	5.00%	4/15/2036	A1	1,150	1,478,256
Eaton Area Pk & Rec Dist	5.50%	12/1/2030	NR	240	263,695
Fresno USD (NPFGC)(FGIC)	5.25%	2/1/2024	A+	3,285	3,747,002
Geneva USD	5.00%	1/1/2028	AA+	1,125	1,422,540
Geneva USD	5.00%	1/1/2029	AA+	2,200	2,769,888
Geneva USD	5.00%	1/1/2030	AA+	1,400	1,752,156
HI Harbor System AMT	4.00%	7/1/2035	Aa3	1,325	1,580,977
HI State GO	5.00%	8/1/2026	AA+	7,590	8,848,877
Hinsdale GO	4.00%	1/15/2037	AAA	6,065	7,144,145
Houston GO	5.00%	3/1/2024	AA	2,000	2,301,020
Howard Co GO	3.00%	8/15/2036	AAA	1,910	2,144,586
Howard Co GO	3.00%	8/15/2037	AAA	2,255	2,519,805
Howard Co GO	3.00%	8/15/2038	AAA	1,500	1,672,005
IL State GO	4.00%	10/1/2034	BBB-	5,000	5,497,750
IL State GO	4.00%	10/1/2035	BBB-	5,000	5,480,350
IL State GO	5.00%	7/1/2022	BBB-	6,500	6,862,245
IL State GO	5.00%	8/1/2023	BBB-	5,350	5,809,619
IL State GO	5.00%	8/1/2024	BBB-	14,565	15,293,250
IL State GO	5.00%	11/1/2027	BBB-	5,000	5,744,250
IL State GO	5.00%	2/1/2028	BBB-	13,620	15,700,319
IL State GO	5.00%	11/1/2029	BBB-	2,800	3,181,612
IL State GO	5.00%	10/1/2032	BBB-	6,300	7,310,331
IL State GO	5.00%	10/1/2033	BBB-	5,000	5,779,550
IL State GO	5.25%	5/1/2023	BBB-	5,000	5,422,400
IL State GO	5.25%	7/1/2030	BBB-	5,430	5,792,127
IL State GO	5.25%	2/1/2034	BBB-	3,295	3,537,611
IL State GO	5.50%	5/1/2030	BBB-	6,395	7,982,495
IL State GO	5.50%	7/1/2038	BBB-	5,000	5,320,550
IL State GO	5.50%	5/1/2039	BBB-	11,000	13,320,450

See Notes to Schedule of Investments.	23

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)
LA State GO	5.00%	5/1/2028	AA-	$11,180	$13,273,567
LA State GO	5.00%	3/1/2031	AA-	5,000	6,583,150
Lake Cnty IL Sch Dist #113	4.00%	1/1/2032	Aaa	4,130	4,987,760
Lake Co GO	3.50%	11/30/2031	AAA	1,825	1,970,507
Lane Co Sch Dist #4J	4.00%	6/15/2034	Aa1	9,000	10,176,660
Lubbock GO	5.00%	2/15/2026	AA+	11,810	13,995,086
Luzerne Co GO (AGM)	5.00%	11/15/2022	AA	2,250	2,436,008
Luzerne Co GO (AGM)	5.00%	11/15/2023	AA	2,500	2,804,150
Luzerne Co GO (AGM)	5.00%	11/15/2024	AA	4,000	4,649,280
Memphis TN GO	4.00%	5/1/2038	AA	6,395	7,594,446
MI Strategic Fund - I-75 AMT (AGM)	4.25%	12/31/2038	AA	2,500	2,980,625
Miami-Dade Co GO	5.00%	7/1/2038	AA	4,830	6,297,354
Nassau Co GO (AGM)	5.00%	1/1/2026	AA	10,000	12,160,400
NJ State GO	4.00%	6/1/2031	A3	13,255	16,405,713
NJ State GO	4.00%	6/1/2032	A3	14,680	18,314,328
NJ State GO	5.00%	6/1/2026	A3	10,000	12,238,600
NJ State GO	5.00%	6/1/2027	A3	3,650	4,567,647
NJ State GO	5.00%	6/1/2029	A3	5,000	6,156,300
NV State GO	5.00%	11/1/2026	AA+	7,500	8,967,600
NY Dorm - Sch Dist (AGM)	5.00%	10/1/2023	AA	2,500	2,800,200
NY Dorm - Sch Dist (AGM)	5.00%	10/1/2031	AA	5,370	6,973,643
NYC GO	5.00%	10/1/2021	AA	6,000	6,213,420
NYC GO	4.00%	8/1/2036	AA	6,000	7,292,280
NYC GO	4.00%	8/1/2037	AA	2,500	3,023,525
NYC GO	5.00%	8/1/2022	AA	220	225,920
NYC GO	5.00%	8/1/2022	NR	9,790	10,062,064
NYC GO	5.00%	8/1/2025	AA	12,000	13,457,040
NYC GO	5.00%	8/1/2026	AA	5,235	5,499,786
NYC GO	5.00%	8/1/2032	AA	1,750	2,274,423
NYC GO	5.00%	10/1/2032	AA	3,500	4,626,475
NYC GO	5.00%	10/1/2033	AA	4,500	5,922,045
NYC IDA - Yankee Stadium (AGM)	3.00%	3/1/2040	AA	5,000	5,422,450
PA State GO	4.00%	3/1/2035	Aa3	12,500	14,880,250
PA State GO	4.00%	3/1/2038	Aa3	8,020	9,417,325
PA State GO	5.00%	1/15/2028	Aa3	10,000	12,564,300
Peralta CCD	5.00%	8/1/2021	AA-	3,000	3,083,010
Perris UHSD (AGM)	4.00%	9/1/2037	AA	2,000	2,411,360

24	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
General Obligation (continued)
Perris UHSD (AGM)	4.00%		9/1/2039	AA		$5,050	$6,049,900
Perris UHSD (AGM)	4.00%		9/1/2040	AA		1,935	2,308,958
Philadelphia GO	5.00%		2/1/2030	A		2,750	3,596,615
Philadelphia GO	5.00%		2/1/2031	A		2,500	3,248,100
Philadelphia GO	5.00%		2/1/2032	A		1,750	2,262,733
Philadelphia GO	5.00%		2/1/2033	A		2,500	3,213,350
Philadelphia Sch Dist	5.00%		9/1/2026	A2		500	613,025
Philadelphia Sch Dist	5.00%		9/1/2027	A2		600	752,688
Philadelphia Sch Dist	5.00%		9/1/2028	A2		500	641,195
Philadelphia Sch Dist	5.00%		9/1/2030	A2		2,500	3,251,550
Philadelphia Sch Dist	5.00%		9/1/2031	A2		2,500	3,224,725
Philadelphia Sch Dist	5.00%		9/1/2032	A2		3,200	4,095,200
Philadelphia Sch Dist (AGM)	5.00%		6/1/2030	AA		5,000	6,127,950
Philadelphia Sch Dist (AGM)	5.00%		6/1/2031	AA		5,000	6,105,550
PR Comwlth GO(b)	8.00%		7/1/2035	Ca		3,250	2,234,375
PR Comwlth GO (AGM)	5.00%		7/1/2035	AA		2,115	2,214,807
PR Comwlth GO (AGM)	5.25%		7/1/2024	AA		855	871,664
PR Comwlth GO TCRS (AMBAC)	4.50%		7/1/2023	Ca		935	936,281
PR Pub Bldg Auth GTD (AMBAC)	10.00%	#(a)	7/1/2035	Ca		4,245	4,476,310
Reedy Creek Impt Dist GO	4.00%		6/1/2031	AA-		2,240	2,635,965
RI State GO	5.00%		8/1/2029	AA		7,500	9,567,450
Romeoville GO	4.00%		12/30/2036	Aa2		4,725	5,592,557
Romeoville GO	4.00%		12/30/2037	Aa2		3,800	4,486,356
VT EDA - Casella Waste AMT†	4.625%	#(a)	4/1/2036	B		750	859,800
WA State GO	5.00%		8/1/2022	Aaa		14,245	14,641,723
Wake Co Ltd Ob	4.00%		12/1/2031	AA+		5,000	5,907,250
Total							1,034,508,545

Health Care 13.29%
Allegheny Co Hosp Auth - UPMC	4.00%		7/15/2038	A		4,950	5,780,511
Allegheny County Health Network	5.00%		4/1/2030	A		4,750	5,946,002
Allegheny County Health Network	5.00%		4/1/2031	A		6,000	7,472,340
Antelope Valley Hlth	5.00%		3/1/2031	Ba3		7,000	7,465,500
AR DFA - Baptist Mem Hlth	1.64% (MUNIPSA * 1 + 1.55%	)#	9/1/2044	BBB+		12,000	11,922,240
Atlantic Beach Hlth Facs - Fleet Landing	5.00%		11/15/2028	BBB	(d)	2,020	2,175,378
AZ Hlth Facs - Phoenix Childrens Hsp	5.00%		2/1/2030	A1		6,000	6,273,840

See Notes to Schedule of Investments.	25

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Health Care (continued)
Berks Co IDA - Tower Hlth	5.00%		11/1/2036	BB+	$1,835	$2,010,059
Berks Co IDA - Tower Hlth	5.00%		11/1/2037	BB+	5,075	5,546,924
Blaine Sr Hsg & Hlthcare - Crest View	5.125%		7/1/2025	NR	3,075	3,027,276
CA Hlth - Childrens Hsp Los Angeles	5.00%		11/15/2022	BBB+	1,540	1,660,012
CA Hlth - Childrens Hsp Los Angeles	5.00%		11/15/2023	BBB+	1,000	1,077,480
CA Hlth - Childrens Hsp Los Angeles	5.00%		11/15/2024	BBB+	2,000	2,154,500
CA Hlth - Childrens Hsp Los Angeles	5.00%		11/15/2025	BBB+	4,880	5,255,418
CA Hlth - Childrens Hsp Los Angeles	5.00%		11/15/2026	BBB+	3,705	3,982,875
CA Hlth - Childrens Hsp Los Angeles	5.00%		11/15/2029	BBB+	1,300	1,389,622
CA Hlth - CommonSpirit	4.00%		4/1/2035	BBB+	3,065	3,692,283
CA Hlth - CommonSpirit	4.00%		4/1/2036	BBB+	5,000	5,992,300
CA Hlth - Lucile Packard Childrens Hsp	5.00%		8/15/2032	A+	1,250	1,519,713
CA Hlth - Sutter Hlth	5.00%		11/15/2032	A+	2,000	2,562,240
CA Hlth - Sutter Hlth	5.00%		11/15/2033	A+	2,450	3,131,982
CA Hlth - Sutter Hlth	5.00%		11/15/2034	A+	3,350	4,276,342
CA Hlth Facs - Cedars-Sinai Med Ctr	5.00%		11/15/2026	Aa3	5,000	6,145,300
CA Muni Fin - Cmnty Med Ctrs	5.00%		2/1/2030	A-	3,305	3,775,962
CA Stwde - Loma Linda Univ Med Ctr†	5.00%		12/1/2033	BB-	1,000	1,173,090
CA Stwde - Loma Linda Univ Med Ctr†	5.25%		12/1/2038	BB-	1,500	1,769,865
Camden Co Impt Auth - Cooper Hlth	5.00%		2/15/2023	BBB+	3,000	3,251,340
Camden Co Impt Auth - Cooper Hlth	5.00%		2/15/2024	BBB+	3,730	4,185,694
Camden Co Impt Auth - Cooper Hlth	5.00%		2/15/2025	BBB+	1,250	1,402,275
Camden Co Impt Auth - Cooper Hlth	5.00%		2/15/2027	BBB+	1,000	1,117,200
City of Oroville - Oroville Hsp	5.25%		4/1/2034	BB	2,300	2,626,324
Clarke Co Hsp - Piedmont Hlth	5.00%		7/1/2029	AA-	7,090	8,684,966
Clarke Co Hsp - Piedmont Hlth	5.00%		7/1/2030	AA-	4,500	5,490,270
CO Hlth Fac Auth - CommonSpirit	4.00%		8/1/2039	BBB+	2,500	2,897,450
CO Hlth Facs - Valley View Hosp	2.80%	#(a)	5/15/2042	A-	2,380	2,482,459
CO Hlth Facs Auth - Commonspirit	5.00%		8/1/2031	BBB+	3,000	3,868,920
CO Hlth Facs - Adventhealth Obligated	4.00%		11/15/2043	AA	6,715	7,875,352
CT Hlth & Ed - Griffin Hosp†	5.00%		7/1/2032	BB+	370	431,376
CT Hlth & Ed - Griffin Hosp†	5.00%		7/1/2034	BB+	225	258,579
CT Hlth & Ed - Griffin Hosp†	5.00%		7/1/2039	BB+	1,000	1,116,920
CT Hlth & Ed - Trinity Hlth Corp	5.00%		12/1/2041	AA-	5,150	6,139,881
CT Hlth & Ed Fac Auth - Nuvance Hlt	4.00%		7/1/2034	A-	1,750	2,003,523
CT Hlth & Ed Fac Auth - Nuvance Hlt	4.00%		7/1/2035	A-	2,500	2,855,350
CT Hlth & Ed Fac Auth - Nuvance Hlt	5.00%		7/1/2028	A-	5,000	6,214,900

26	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)
CT Hlth & Ed Fac Auth - Nuvance Hlt	5.00%		7/1/2029	A-		$5,250	$6,636,682
Cuyahoga Co Hsp - Metrohealth	5.00%		2/15/2037	BBB-		5,000	5,833,100
DC Hsp - Childrens Ntl Hsp	5.00%		7/15/2026	A1		1,700	2,080,477
Decatur Hsp - Wise Hlth	5.00%		9/1/2034	BBB-		4,825	5,279,274
Decatur Hsp - Wise Hlth	5.25%		9/1/2029	BBB-		800	893,912
Duluth EDA - St Lukes Hsp	5.75%		6/15/2032	NR		4,250	4,471,510
Eisenhower Med Ctr	5.00%		7/1/2029	Baa2		900	1,088,361
Eisenhower Med Ctr	5.00%		7/1/2031	Baa2		1,500	1,801,200
Eisenhower Med Ctr	5.00%		7/1/2033	Baa2		1,000	1,185,060
Fairfax Co EDA - Vinson Hall	4.50%		12/1/2032	BBB+	(d)	2,500	2,629,175
Franklin Co IDA - Menno-Haven	5.00%		12/1/2031	NR		1,000	1,109,670
Franklin Co IDA - Menno-Haven	5.00%		12/1/2033	NR		1,000	1,096,650
Franklin Co IDA - Menno-Haven	5.00%		12/1/2038	NR		1,000	1,084,750
Gainesville & Hall Co Hsp - NE GA Hlth	5.00%		2/15/2033	A		9,465	12,294,278
Geisinger Health	4.00%		4/1/2039	AA-		8,000	9,615,280
Geisinger Health	5.00%	#(a)	4/1/2043	AA-		10,000	13,194,100
Glendale IDA - Beatitudes	5.00%		11/15/2036	NR		1,500	1,625,610
Greeneville Hlth - Ballad Hlth	5.00%		7/1/2035	A-		3,300	4,047,516
Greeneville Hlth - Ballad Hlth	5.00%		7/1/2036	A-		3,000	3,668,790
Greeneville Hlth - Ballad Hlth	5.00%		7/1/2037	A-		10,000	12,197,000
Guadalupe Co - Seguin City Hospital	5.25%		12/1/2035	BB		3,000	3,335,040
Harris Co Cultural Ed - Brazos	4.00%		1/1/2023	BBB-	(d)	500	509,150
Harris Co Cultural Ed - Brazos	6.375%		1/1/2033	BBB-	(d)	1,385	1,474,042
HI Dept Budget - Kahala Nui	5.00%		11/15/2027	A	(d)	1,500	1,616,820
IA Fin Auth - Iowa Fertilizer Co	5.25%	#(a)	12/1/2050	BB-		8,095	8,824,926
IL Fin Auth - Ascension Health	4.00%		2/15/2033	AA+		5,000	5,809,500
IL Fin Auth - Centegra Hlth	5.00%		9/1/2034	AA+		1,015	1,152,167
IL Fin Auth - Northshore Univ Hlth	5.00%		8/15/2031	AA-		2,000	2,706,340
IL Fin Auth - Northshore Univ Hlth	5.00%		8/15/2033	AA-		1,250	1,669,738
IL Fin Auth - Northwestern Mem Hlth	5.00%		7/15/2029	AA+		1,000	1,279,660
IL Fin Auth - Plymouth Place	5.00%		5/15/2030	BB+	(d)	1,690	1,798,667
IL Fin Auth - Silver Cross Hsp	5.00%		8/15/2035	A3		4,500	5,139,945
Jefferson Co Hlth - Norton Healthcare	4.00%		10/1/2039	A		1,185	1,389,780
Karnes Co Hsp Dist	5.00%		2/1/2024	A	(d)	1,400	1,491,168
Karnes Co Hsp Dist	5.00%		2/1/2034	A	(d)	1,000	1,089,650
Kirkwood IDA - Aberdeen Heights	5.25%		5/15/2037	BB	(d)	2,000	2,197,960
KY EDFA - Masonic Homes	5.375%		11/15/2032	NR		2,385	2,418,748
KY EDFA - Owensboro Hlth	5.00%		6/1/2029	Baa3		4,235	4,873,172

See Notes to Schedule of Investments.	27

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Health Care (continued)
KY EDFA - Owensboro Hlth	5.00%		6/1/2032	Baa3	$6,000	$6,820,020
Lee Memorial Hlth System	5.00%		4/1/2036	A+	4,535	5,792,011
Lehigh Co - Lehigh Valley Health Network	5.00%		7/1/2029	A+	4,300	5,654,629
MA DFA - Beth Israel Lahey Hlth	5.00%		7/1/2034	A	1,000	1,284,810
MA DFA - Beth Israel Lahey Hlth	5.00%		7/1/2036	A	2,000	2,555,240
MA DFA - Atrius Hlth	5.00%		6/1/2039	BBB	1,250	1,509,738
MA DFA - Partners Hlthcare Sys	5.00%		7/1/2030	AA-	9,660	12,341,616
MA DFA - Wellforce Hlth	4.00%		7/1/2035	BBB+	2,000	2,245,520
MA DFA - Wellforce Hlth	4.00%		7/1/2037	BBB+	3,930	4,386,037
MA DFA - Wellforce Hlth	5.00%		7/1/2038	BBB+	1,000	1,203,170
MA DFA - Wellforce Hlth	5.00%		7/1/2039	BBB+	2,250	2,697,840
Maricopa Cnty AZ IDA - Banner Health	5.00%		1/1/2028	AA-	5,000	6,523,300
Maricopa Co IDA - Honor Health	5.00%		9/1/2033	A2	500	624,120
Maricopa Co IDA - Honor Health	5.00%		9/1/2034	A2	1,000	1,245,740
Maricopa Co IDA - Honor Health	5.00%		9/1/2035	A2	1,000	1,242,750
Maricopa Co IDA - Honor Health	5.00%		9/1/2036	A2	1,800	2,230,236
MD Hlth & Hi Ed - Mercy Med Ctr	5.00%		7/1/2031	BBB+	1,100	1,167,452
MD Hlth & HI ED - Univ of MD Med	5.00%	#(a)	7/1/2045	A	6,500	8,089,250
ME Hlth & HI Ed - Mainegeneral Hlth	6.00%		7/1/2026	Ba3	7,755	7,894,280
Meadville Med Center	6.00%		6/1/2036	NR	3,830	4,303,694
Met Nash/Davidson Hlth - Vanderbilt Med	5.00%		7/1/2031	A3	1,300	1,563,445
MI Fin Auth - Crittenton Hospital	5.00%		6/1/2022	NR	2,960	3,157,580
MI Fin Auth - Crittenton Hospital	5.00%		6/1/2027	NR	7,250	7,739,230
MI Fin Auth - Trinity Health	4.00%		12/1/2039	AA-	7,065	8,374,710
MI Fin Auth - Trinity Health	5.00%		12/1/2035	AA-	5,000	6,282,950
Miami Beach Hlth - Mt Sinai Med Ctr	5.00%		11/15/2030	Baa1	1,500	1,695,810
Miami Dade Co Hlth - Miami Childrens Hsp	5.125%		8/1/2037	A	12,150	13,222,237
Miami Dade Co Hlth - Miami Childrens Hsp	5.25%		8/1/2042	A	8,855	9,661,071
Montgomery Co IDA - Einstein Hlthcare	5.00%		1/15/2024	Ba1	4,000	4,416,560
Montgomery Co IDA - Einstein Hlthcare	5.25%		1/15/2026	Ba1	2,000	2,287,640
Montgomery Co IDA - Einstein Hlthcare	5.25%		1/15/2028	Ba1	3,000	3,403,560
Montgomery Co IDA - Jefferson Hlth	4.00%		9/1/2036	A	1,350	1,566,864
Montgomery Co IDA - Jefferson Hlth	4.00%		9/1/2038	A	2,250	2,596,793
Montgomery Co IDA - Jefferson Hlth	4.00%		9/1/2039	A	4,140	4,767,665
Montgomery Co IDA - Whitemarsh	4.00%		1/1/2023	NR	610	623,243
Montgomery Co IDA - Whitemarsh	5.00%		1/1/2030	NR	2,000	2,121,480
Moon IDC - Baptist Homes Soc	5.125%		7/1/2025	NR	4,600	4,915,882

28	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)
Muskingum Co Hsp - Genesis Hlthcare	5.00%		2/15/2033	BB+		$10,500	$11,047,260
Nassau Co LEAC - Winthrop Univ Hsp	5.00%		7/1/2027	A3		3,000	3,217,710
NC Med - Lutheran Svcs	4.75%		3/1/2032	NR		2,550	2,586,261
NC Med - Southminster	5.00%		10/1/2031	NR		1,750	1,884,715
New Hope Cult Ed Facs - Crestview	5.00%		11/15/2031	BB+	(d)	850	911,149
New Hope Ed Facs - Childrens Hlth	5.00%		8/15/2026	Aa3		2,000	2,485,140
New Hope Ed Facs - Childrens Hlth	5.00%		8/15/2028	Aa3		3,170	4,034,237
NJ Hlth - Hackensack Meridian Hlth	5.00%		7/1/2028	AA-		5,500	6,977,410
NJ Hlth - St Josephs Hlth	5.00%		7/1/2028	BBB-		1,300	1,531,309
NJ Hlth - St Josephs Hlth	5.00%		7/1/2029	BBB-		1,605	1,881,221
NJ Hlth - St Josephs Hlth	5.00%		7/1/2030	BBB-		1,100	1,284,195
NJ Hlth - St Josephs Hlth	5.00%		7/1/2031	BBB-		1,110	1,291,907
NJ Hlth - St Peters Univ Hsp	5.25%		7/1/2021	BB+		545	546,303
NJ Hlth - St Peters Univ Hsp	5.75%		7/1/2037	BB+		6,500	6,519,955
NJ Hlth - St Peters Univ Hsp	6.00%		7/1/2026	BB+		5,500	5,612,365
NJ Hlth - St Peters Univ Hsp	6.25%		7/1/2035	BB+		2,050	2,092,702
NJ Hlth - Univ Hosp (AGM)	5.00%		7/1/2028	AA		2,000	2,331,900
NJ Hlth Fin Auth - Valley Health	4.00%		7/1/2036	A		1,000	1,179,010
NJ Hlth Fin Auth - Valley Health	4.00%		7/1/2037	A		1,000	1,175,450
NJ Hlth Fin Auth - Valley Health	5.00%		7/1/2029	A		1,000	1,310,300
NM Hsp - Haverland	5.00%		7/1/2032	BBB-	(d)	1,000	1,033,870
Norfolk EDA - Sentara Hlth	5.00%	#(a)	11/1/2048	AA		5,500	7,158,745
NY Dorm - Catholic Hlth	4.00%		7/1/2037	BBB		1,100	1,252,977
NY Dorm - Catholic Hlth	4.00%		7/1/2039	BBB		1,000	1,131,850
NY Dorm - Catholic Hlth	4.00%		7/1/2040	BBB		850	959,888
NY Dorm - Catholic Hlth	5.00%		7/1/2036	BBB		1,945	2,389,257
NY Dorm - Montefiore	4.00%		8/1/2036	BBB		1,780	1,980,286
NY Dorm - Montefiore	4.00%		9/1/2036	BBB		1,005	1,130,123
NY Dorm - Montefiore	4.00%		8/1/2037	BBB		650	721,214
NY Dorm - Montefiore	4.00%		8/1/2038	BBB		900	996,228
NY Dorm - Montefiore	4.00%		9/1/2038	BBB		2,290	2,560,037
NY Dorm - Montefiore	4.00%		9/1/2040	BBB		2,300	2,558,819
NY Dorm - Montefiore	5.00%		9/1/2031	BBB		800	1,003,088
NY Dorm - Montefiore	5.00%		9/1/2032	BBB		1,300	1,620,372
NY Dorm - Montefiore	5.00%		8/1/2033	BBB		900	1,085,733
NY Dorm - Montefiore	5.00%		9/1/2033	BBB		1,000	1,237,700
NY Dorm - Montefiore	5.00%		8/1/2034	BBB		500	601,890
NY Dorm - Montefiore	5.00%		9/1/2034	BBB		2,380	2,938,895

See Notes to Schedule of Investments.	29

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)
NY Dorm - Montefiore	5.00%	8/1/2035	BBB		$900	$1,080,981
NY Dorm - Montefiore	5.00%	9/1/2035	BBB		2,620	3,226,242
NY Dorm - Orange Reg Med Ctr†	5.00%	12/1/2030	BBB-		1,100	1,323,168
NY Dorm - Orange Reg Med Ctr†	5.00%	12/1/2031	BBB-		1,600	1,914,448
NY Dorm - Orange Regl Med Ctr†	5.00%	12/1/2026	BBB-		1,500	1,829,745
NY Dorm - Orange Regl Med Ctr†	5.00%	12/1/2027	BBB-		1,300	1,595,490
NY Dorm - Orange Regl Med Ctr†	5.00%	12/1/2028	BBB-		2,000	2,436,500
NY Dorm - Orange Regl Med Ctr†	5.00%	12/1/2029	BBB-		2,700	3,264,975
NYC Hlth & Hsp Corp	5.00%	2/15/2023	Aa3		4,000	4,383,720
OH Hosp Fac - Premier Hlt	4.00%	11/15/2039	Baa1		6,000	6,654,660
OK DFA - OU Med	5.00%	8/15/2033	Baa3		5,045	6,082,302
OK DFA - OU Med	5.00%	8/15/2038	Baa3		2,645	3,149,904
OK DFA - OU Med	5.25%	8/15/2043	Baa3		5,105	6,116,709
Oneida Co - Mohawk Valley Hlth (AGM)	4.00%	12/1/2035	AA		1,000	1,180,520
Oneida Co - Mohawk Valley Hlth (AGM)	4.00%	12/1/2036	AA		1,250	1,470,450
Oneida Co - Mohawk Valley Hlth (AGM)	4.00%	12/1/2037	AA		2,210	2,592,418
OR Hosp Fac - Salem Health	5.00%	5/15/2029	A+		3,275	4,329,550
OR Hosp Fac - Salem Health	5.00%	5/15/2030	A+		4,660	6,113,920
Oroville - Oroville Hsp	5.25%	4/1/2039	BB		440	493,469
Palomar Hlth	5.00%	11/1/2036	BBB		2,980	3,460,138
Philadelphia Hsps - Temple Univ Hlth	5.00%	7/1/2029	BBB-		3,985	4,666,156
Philadelphia Hsps - Temple Univ Hlth	5.00%	7/1/2030	BBB-		4,775	5,568,748
Philadelphia Hsps - Temple Univ Hlth	5.00%	7/1/2032	BBB-		4,055	4,703,070
Philadelphia Hsps - Temple Univ Hlth	5.00%	7/1/2033	BBB-		4,870	5,636,197
Philadelphia IDA - Wesley	5.00%	7/1/2037	BB	(d)	1,890	1,992,646
Philadelphia IDA - Wesley	5.00%	7/1/2042	BB	(d)	1,000	1,045,020
San Buenaventura - Cmnty Mem Hlth	8.00%	12/1/2026	BB		10,050	10,673,904
SE Port Auth - Memorial Hlth	5.00%	12/1/2035	BB-	(d)	3,850	3,998,071
SE Port Auth - Memorial Hlth	5.50%	12/1/2029	BB-	(d)	750	811,260
South Miami Hlth Fac - Baptist Hlth	5.00%	8/15/2026	AA-		3,000	3,718,350
South Miami Hlth Fac - Baptist Hlth	5.00%	8/15/2027	AA-		3,620	4,602,830
South Miami Hlth Fac - Baptist Hlth	5.00%	8/15/2028	AA-		2,625	3,329,025
St Paul Hsg - HlthEast Care Sys	5.00%	11/15/2023	NR		3,735	4,238,179
St Paul Hsg - HlthEast Care Sys	5.00%	11/15/2024	NR		4,500	5,309,370
Tampa Hlth & Ed - Lee Moffit Cancer Center	4.00%	7/1/2039	A2		2,650	3,115,367
Tampa Hlth & Ed - Moffit Cancer	4.00%	7/1/2038	A2		4,755	5,604,005
Tulsa Co Industrial Auth - Montereau	5.25%	11/15/2037	BBB-	(d)	1,250	1,358,675

30	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)
Tyler Hlth - Mother Frances Hsp	5.50%		7/1/2027	NR		$3,975	$4,076,680
Univ of CA	5.00%		5/15/2034	AA-		12,250	15,354,027
VA Clg Bldg Auth	4.00%		2/1/2034	AA+		19,965	24,378,064
WA HFC - Rockwood†	6.00%		1/1/2024	NR		685	715,188
WA Hlth - Fred Hutchinson Cancer Ctr	1.198% (1 Mo. LIBOR * ..67 + 1.10%	)#	1/1/2042	A+		4,000	4,014,760
WA Hsg - Transforming Age†	2.375%		1/1/2026	BB	(d)	1,800	1,775,340
WI Hlth & Ed - American Baptist	5.00%		8/1/2032	NR		1,375	1,470,453
WI Hlth & Ed - American Baptist	5.00%		8/1/2037	NR		1,500	1,590,345
WI Hlth & Ed - Aurora Hlth	5.00%		7/15/2026	Aa3		5,575	5,718,779
WI Hlth & Ed - Marshfield Hlth	5.00%	#(a)	2/15/2051	A-		5,000	6,068,100
WI PFA - Alabama Proton†	6.85%		10/1/2047	NR		2,160	2,491,430
Wood Co Hsp Facs - Wood Co Hsp	5.00%		12/1/2027	Ba3		3,450	3,587,759
Wood Co Hsp Facs - Wood Co Hsp	5.00%		12/1/2032	Ba3		2,275	2,340,406
WV Hsp - WV United Health Sys	4.00%		6/1/2030	A		5,500	6,276,160
Total							774,088,018

Housing 0.93%
Alachua Co Hlth - Oak Hammock	8.00%		10/1/2032	NR		500	552,325
CA Cmty Hsg - Verdant†	5.00%		8/1/2049	NR		400	455,528
CA HFA - MFH	4.00%		3/20/2033	BBB+		6,943	7,831,116
CA HFA - MFH	4.25%		1/15/2035	BBB+		4,415	5,108,526
CA Muni Fin - Park Wstrn Apts (FNMA)	2.65%		8/1/2036	Aaa		4,435	4,827,179
CA State GO	5.00%		11/1/2031	Aa2		10,000	12,868,600
CA Stwde - CHF-Irvine LLC	5.00%		5/15/2026	Baa1		1,000	1,161,710
CA Stwde - CHF-Irvine LLC	5.00%		5/15/2027	Baa1		750	867,128
CA Stwde - Lancer Student Hsg†	5.00%		6/1/2034	NR		380	436,084
CA Stwde - Lancer Student Hsg†	5.00%		6/1/2039	NR		650	735,612
MD State Hsg CDA	3.00%		9/1/2039	Aa1		10,000	10,743,500
MO State Hsg Dev Cmmn (GNMA)	4.25%		5/1/2047	AA+		2,190	2,458,100
NYC IDA - Yankee Stadium (FGIC)	2.012% (CPI Based	)#	3/1/2021	Baa1		3,850	3,856,237
Phoenix IDA - ASU Std Hsg	5.00%		7/1/2032	Baa3		1,080	1,213,898
WA Hsg - Emerald Heights	5.00%		7/1/2022	A-	(d)	1,000	1,043,880
Total							54,159,423

Lease Obligations 5.90%
Alachua Cnty School Brd COP (AGM)	5.00%		7/1/2029	AA		7,530	9,817,012
Broward Co Sch Brd COP	5.00%		7/1/2021	Aa3		5,000	5,117,200

See Notes to Schedule of Investments.	31

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Lease Obligations (continued)
CA Pub Wks - Dept Hsps	5.00%		6/1/2023	Aa3	$3,000	$3,344,850
CA Pub Wks - Various Cap Proj	5.00%		4/1/2021	Aa3	3,250	3,288,025
CA Pub Wks - Various Cap Proj	5.00%		11/1/2021	Aa3	1,000	1,039,840
CA Pub Wks - Various Cap Proj	5.00%		4/1/2022	Aa3	4,200	4,451,496
Cuyahoga Co COP - Conv Hotel Proj	5.00%		12/1/2023	AA-	5,640	6,246,977
Dallas Civic Ctr (AGC)	5.00%		8/15/2021	AA	3,800	3,812,958
Dallas Conv Ctr Hotel Dev Corp	5.25%		1/1/2022	A	6,405	6,426,777
Erie Co IDA - Buffalo Sch Dist	5.00%		5/1/2024	AA	5,930	6,020,433
Hudson Yards	5.00%		2/15/2029	Aa3	3,500	4,364,500
IL Sports Facs Auth (AGM)	5.00%		6/15/2027	AA	3,000	3,376,500
IN Fin Auth - Stadium	5.25%		2/1/2029	AA+	2,500	3,007,250
Kansas City IDA - Downtown Redev Dist	5.00%		9/1/2022	AA-	7,470	7,700,225
LA PFA - Hurricane Recovery	5.00%		6/1/2023	A1	3,200	3,549,024
Los Angeles Co COP - Disney Concert Hall	5.00%		9/1/2022	AA+	1,250	1,345,650
MI St Bldg Auth	5.00%		4/15/2036	Aa2	3,000	3,942,810
MI Strategic Fd - Cadillac Place	5.25%		10/15/2023	Aa2	3,865	4,008,855
MI Strategic Fd - Cadillac Place	5.25%		10/15/2024	Aa2	6,915	7,170,164
Miami Dade Co Sch Dist GO	4.00%		3/15/2034	Aa2	4,535	5,208,992
NJ EDA - Bldgs	5.00%		6/15/2036	Baa1	1,320	1,568,147
NJ EDA - Motor Vehicle Surcharge Sub Rev	5.00%		7/1/2033	BBB	8,450	9,776,228
NJ EDA - Sch Facs	1.69% (MUNIPSA * 1 + 1.60%	)#	3/1/2028	Baa1	5,000	4,999,400
NJ EDA - Sch Facs	4.00%		6/15/2028	Baa1	3,540	3,818,173
NJ EDA - Sch Facs	4.00%		6/15/2030	Baa1	7,500	8,040,825
NJ EDA - Sch Facs	5.00%		6/15/2025	Baa1	5,085	5,982,452
NJ EDA - Sch Facs	5.00%		3/1/2029	Baa1	7,500	8,049,300
NJ EDA - Sch Facs	5.00%		6/15/2034	Baa1	3,000	3,548,820
NJ EDA - Sch Facs	5.00%		6/15/2035	Baa1	1,000	1,180,300
NJ EDA - Sch Facs	5.00%		6/15/2035	Baa1	4,925	5,560,670
NJ EDA - Sch Facs	5.00%		6/15/2042	Baa1	1,400	1,627,696
NJ EDA - Sch Facs	5.25%		9/1/2023	Baa1	6,545	6,593,433
NJ EDA - Sch Facs	5.25%		9/1/2025	Baa1	5,550	5,591,070
NJ EDA - Sch Facs	5.25%		6/15/2032	Baa1	2,865	3,299,477
NJ EDA - Sch Facs	5.50%		6/15/2029	Baa1	3,500	4,293,555
NJ EDA - State House Proj	5.00%		6/15/2033	Baa1	7,215	8,840,756
NJ EDA - State House Proj	5.00%		6/15/2034	Baa1	13,645	16,678,556
NJ EDA - Transit	4.00%		11/1/2037	Baa1	3,000	3,392,130

32	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Lease Obligations (continued)
NJ EDA - Transit	4.00%		11/1/2038	Baa1		$3,000	$3,380,190
NJ EDA - Transit	5.00%		11/1/2033	Baa1		3,845	4,789,909
NJ Trans Trust Fund	3.25%		6/15/2039	Baa1		2,000	2,071,780
NJ Trans Trust Fund	4.00%		12/15/2031	Baa1		11,195	12,860,144
NJ Trans Trust Fund	4.00%		6/15/2044	Baa1		11,000	12,182,610
NJ Trans Trust Fund	5.00%		6/15/2030	A+		3,000	3,500,580
NJ Trans Trust Fund	5.00%		6/15/2031	A+		2,400	2,786,568
NJ Trans Trust Fund	5.00%		6/15/2031	Baa1		8,000	9,913,360
NJ Trans Trust Fund	5.00%		6/15/2033	Baa1		1,425	1,746,095
NJ Trans Trust Fund	5.00%		12/15/2033	Baa1		25,225	30,855,724
NJ Trans Trust Fund	5.00%		12/15/2034	Baa1		4,895	5,978,851
NJ Trans Trust Fund	5.25%		6/15/2043	Baa1		4,580	5,524,533
NYC TFA - Bldg Aid Sch Dist	5.00%		7/15/2028	AA		1,500	1,762,215
NYC TFA Sch Dist	5.00%		7/15/2035	AA		10,000	12,058,800
Oakland/Alameda Co Coliseum
Auth - Oakland Coliseum	5.00%		2/1/2021	Aa3		8,750	8,776,600
Philadelphia Redev Auth	5.00%		4/15/2022	A		5,195	5,483,426
Philadelphia Redev Auth	5.00%		4/15/2028	A		4,380	5,124,819
San Diego Conv Ctr Fing Auth	5.00%		4/15/2021	AA-		3,750	3,788,025
San Jose Fing Auth - Civic Ctr	5.00%		6/1/2023	AA		1,000	1,115,640
South Florida Wtr Mgt Dist	5.00%		10/1/2027	AA		2,000	2,439,780
VA Pub Bldg Auth	5.00%		8/1/2030	AA+		8,395	11,361,037
Total							343,581,212

Other Revenue 4.02%
Black Belt Energy Gas District:
Gas Prepay Revenue Bonds (Project #4)	4.00%	#(a)	12/1/2049	A2		12,675	14,638,231
Brooklyn Arena LDC - Barclays Ctr	5.00%		7/15/2042	Ba1		7,600	8,584,352
Brooklyn Arena LDC - Barclays Ctr (AGM)	4.00%		7/15/2029	AA		1,500	1,708,245
CA Infra & Econ Dev - Broad Museum	5.00%		6/1/2021	Aa1		5,425	5,530,299
CA Infra & Econ Dev - Gladstone Instn	5.25%		10/1/2026	A	(d)	10,250	10,629,660
CA Sch Fin Auth - Aspire†	5.00%		8/1/2036	BBB		1,600	1,850,544
Chester Co IDA - Collegium Chtr Sch	5.25%		10/15/2032	BB		6,410	6,664,349
Cleveland Arpt	5.00%		1/1/2028	A2		2,500	2,619,000
Cleveland Arpt	5.00%		1/1/2029	A2		2,500	2,619,000
Cleveland Co Port Auth - Playhouse Sq	5.00%		12/1/2033	BB+		2,000	2,165,340
Cleveland Co Port Auth - Playhouse Sq	5.25%		12/1/2038	BB+		1,650	1,790,877
Clifton Higher Ed - Idea Pub Schs	3.75%		8/15/2022	A-		1,170	1,201,613

See Notes to Schedule of Investments.	33

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Other Revenue (continued)
Clifton Higher Ed - Intl Ldrshp Sch	6.00%		8/15/2038	NR	$13,970	$16,265,271
CT State Revolving Fund	4.00%		2/1/2038	AAA	3,000	3,632,460
DC Rev - Friendship Pub Chtr Sch	5.00%		6/1/2032	BBB	3,000	3,164,250
FL DFC - Renaissance Chtr Sch	7.00%		6/15/2026	NR	3,000	3,090,990
FL DFC - Renaissance Chtr Sch	7.50%		6/15/2033	NR	3,000	3,097,650
Florence Twn IDA - Legacy Trad Sch	5.75%		7/1/2033	BB+	3,000	3,230,820
HI Dept Budget - Hawaiian Electric AMT	3.25%		1/1/2025	Baa2	5,000	5,303,600
HI Harbor System AMT	4.00%		7/1/2034	Aa3	1,625	1,944,036
Houston Hi Ed - Cosmos Fndtn	4.00%		2/15/2022	BBB	260	265,317
Houston Hi Ed - Cosmos Fndtn	5.00%		2/15/2032	BBB	2,250	2,333,363
Indianapolis Local Pub Impt Bd Bk	5.00%		6/1/2024	A1	4,000	4,069,320
KS DFA - Revolving Fund	5.00%		5/1/2031	AAA	5,465	7,327,089
KY Public Energy Auth - Peak Energy	4.00%	#(a)	2/1/2050	A2	26,000	30,986,280
Lower AL Gas Dist - Goldman Sachs	4.00%	#(a)	12/1/2050	A3	14,250	16,456,328
Lower AL Gas Dist - Goldman Sachs	5.00%		9/1/2027	A3	5,000	6,225,050
Main St Nat Gas - Macquarie	5.00%		5/15/2037	A3	6,250	8,843,625
Maricopa Co - Legacy Schools†	5.00%		7/1/2039	BB+	2,055	2,362,654
Maricopa Co IDA - Paradise Schools†	5.00%		7/1/2036	BB+	2,500	2,769,975
MD EDC - Chesapeake Bay Hyatt(b)	5.00%		12/1/2016	NR	700	420,000	(c)
Michigan St Strategic FD Escrow(e)	Zero Coupon		9/1/2020	NR	400	40	(f)
MSR Energy Auth - Citi	6.125%		11/1/2029	BBB+	3,740	4,788,883
NJ EDA - Sch Facs	5.00%		3/1/2027	Baa1	6,900	7,439,994
NYC Cultural - Lincoln Center	4.00%		12/1/2033	A	2,000	2,407,300
NYC Cultural - Lincoln Center	5.00%		12/1/2031	A	1,250	1,667,075
NYC Cultural - Lincoln Center	5.00%		12/1/2032	A	3,500	4,636,135
NYC Cultural - Whitney Museum	5.00%		7/1/2021	A+	5,000	5,001,350
Phoenix IDA - Basis Schs†	5.00%		7/1/2035	BB	2,350	2,583,308
Pima Co IDA - Edkey Chtr Sch†	5.00%		7/1/2035	NR	5,000	5,378,100
SA Energy Acquisition Pub Fac - Goldman Sachs	5.50%		8/1/2023	A3	9,365	10,534,314
St Louis Fin Corp - Convention Center (AGM)	5.00%		10/1/2040	AA	1,750	2,233,245
TX Muni Gas Acq & Supply - Macquarie	5.00%		12/15/2023	A3	5,400	5,859,810
Total						234,319,142

Special Tax 2.58%
Allentown Neighborhood Impt	5.00%		5/1/2031	Baa3	5,500	5,725,445
Allentown Neighborhood Impt†	5.00%		5/1/2032	Ba3	1,250	1,372,550
Allentown Neighborhood Impt†	5.00%		5/1/2033	Ba3	1,000	1,109,740

34	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Special Tax (continued)
Allentown Neighborhood Impt†	5.375%	5/1/2042	NR	$5,500	$6,023,600
CA Reassmt Dist 12/1 Irvine	4.00%	9/2/2022	A+	1,500	1,585,305
Connecticut Special Transportation Fund: Debt Service	4.00%	9/1/2034	A+	8,075	9,213,090
CT Spl Tax - Trans Infra	5.00%	10/1/2030	A+	9,000	11,690,640
CT Spl Tax - Trans Infra	5.00%	1/1/2032	A+	14,375	18,159,362
Douglas Co - Sterling Ranch	3.375%	12/1/2030	NR	600	619,656
Douglas Co - Sterling Ranch	3.75%	12/1/2040	NR	1,250	1,293,838
Emeryville Redev Agy (AGM)	5.00%	9/1/2024	AA	1,950	2,273,115
Emeryville Redev Agy (AGM)	5.00%	9/1/2025	AA	2,650	3,087,515
Hinsdale Township High School District #86	4.00%	7/15/2039	AAA	6,820	8,031,027
Miami World Ctr CDD	4.75%	11/1/2027	NR	750	818,250
MIDA Mount Village PID	4.50%	8/1/2040	NR	1,250	1,326,050	(c)
NYC IDA - Yankee Stadium (AGM)	2.50%	3/1/2037	AA	10,435	10,666,240
NYC IDA - Yankee Stadium (AGM)	3.00%	3/1/2036	AA	5,500	6,037,130
NYC IDA - Yankee Stadium (AGM)	3.00%	3/1/2038	AA	8,000	8,721,520
NYC IDA - Yankee Stadium (AGM)	3.00%	3/1/2039	AA	7,000	7,609,280
Orange Co CFD - Esencia	5.00%	8/15/2033	NR	1,370	1,569,253
Orange Co CFD - Esencia	5.00%	8/15/2035	NR	975	1,113,187
Peninsula Town Center†	4.50%	9/1/2028	NR	545	574,070
Peninsula Town Center†	5.00%	9/1/2037	NR	875	937,309
Pittsburg Redev Agy (AGM)	5.00%	8/1/2021	AA	1,875	1,927,331
Pittsburg Redev Agy - Los Medanos (AGM)	5.00%	9/1/2025	AA	3,500	4,230,730
Plaza Met Dist #1†	4.50%	12/1/2030	NR	4,300	4,413,692
River Islands PFA - CFD 2003	5.375%	9/1/2031	NR	2,000	2,145,380
St Louis IDA - Ballpark Vlg	4.375%	11/15/2035	NR	3,955	3,627,566
Village CDD #12	3.25%	5/1/2026	NR	3,855	4,031,366
Village CDD #12†	3.80%	5/1/2028	NR	2,175	2,358,635
Village CDD #12†	4.00%	5/1/2033	NR	1,940	2,136,289
Village CDD #13	3.00%	5/1/2029	NR	500	528,850
Village CDD #13†	3.00%	5/1/2035	NR	3,450	3,567,024
Village CDD #13†	3.25%	5/1/2040	NR	4,320	4,462,258
Village CDD #13	3.375%	5/1/2034	NR	2,580	2,758,097
Village CDD #9	5.00%	5/1/2022	NR	380	391,214
Village CDD #9	5.25%	5/1/2031	NR	1,570	1,629,016
Village CDD #9	5.75%	5/1/2021	NR	435	438,972
Village CDD #9	6.75%	5/1/2031	NR	2,055	2,088,661
Total					150,292,253

See Notes to Schedule of Investments.	35

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Tax Revenue 5.06%
Bay Area Rapid Transit Dist	5.00%	7/1/2026	AA+		$1,000	$1,201,040
City of Sparks - Legends at Sparks Marina†	2.50%	6/15/2024	Ba2		405	406,904
City of Sparks - Legends at Sparks Marina†	2.75%	6/15/2028	Ba2		1,450	1,461,615
Cook Co Sales Tax	4.00%	11/15/2034	AA-		3,750	4,199,588
CT Spl Tax - Trans Infra	5.00%	5/1/2032	A+		2,750	3,695,588
CT Spl Tax - Trans Infra	5.00%	5/1/2033	A+		3,000	4,005,300
Dallas Area Rapid Trans	5.00%	12/1/2026	AA+		7,245	8,594,091
El Paso Dev Corp - Downtown Ballpark	6.25%	8/15/2023	AA-		5,000	5,620,700
Jacksonville Sales Tax	5.00%	10/1/2021	Aa3		2,500	2,587,225
Jefferson Co - Sch Warrant	5.00%	9/15/2026	AA		2,400	2,993,808
MA Sch Bldg Auth - Sales Tax	5.00%	8/15/2030	AA+		5,665	6,107,890
Martin Hsp Dist	7.00%	4/1/2031	BBB	(d)	3,250	3,281,688
MBTA - Sales Tax	5.00%	7/1/2036	AA		4,145	5,191,861
MD Dept Trans	4.00%	7/1/2037	Aa2		4,660	5,725,928
MD Dept Trans	4.00%	7/1/2039	Aa2		6,435	7,864,020
MD St Trans Auth	3.00%	10/1/2034	AAA		5,510	6,168,776
Met Atlanta Rapid Trans Auth	3.00%	7/1/2037	AA+		4,765	5,326,508
Met Atlanta Rapid Trans Auth	3.00%	7/1/2038	AA+		5,430	6,030,504
Met Atlanta Rapid Trans Auth	5.00%	7/1/2025	AA+		5,950	6,654,182
Met Atlanta Rapid Trans Auth	5.00%	7/1/2032	AA+		5,000	6,161,300
Met Govt Nashville - Cnty Conv Ctr	5.00%	7/1/2022	A+		3,245	3,254,930
Met Pier & Expo Auth - McCormick Place	5.00%	12/15/2022	BBB		5,020	5,343,639
Met Pier & Expo Auth - McCormick Place	5.00%	12/15/2028	BBB		10,090	10,518,421
Miami Dade Co - Transit Rev	5.00%	7/1/2032	AA		7,500	9,870,375
MTA NY - Dedicated Tax	5.00%	11/15/2027	AA		5,700	6,160,047
NJ EDA - Cigarette Tax	5.00%	6/15/2028	BBB		6,650	6,946,523
NJ EDA - Cigarette Tax	5.00%	6/15/2029	BBB		500	521,550
NJ Trans Trust Fund	5.00%	6/15/2031	Baa1		3,200	3,965,344
NY Dorm - PIT	5.00%	3/15/2024	AA+		15,585	15,729,629
NY Dorm - Sales Tax	5.00%	3/15/2028	AA+		11,645	14,017,552
NY UDC - PIT	3.00%	3/15/2040	Aa2		11,435	12,508,518
NY UDC - PIT	4.00%	3/15/2041	Aa2		9,710	11,638,697
NYC TFA - Future Tax	5.00%	2/1/2041	AAA		14,940	17,201,468
NYC TFA - Bldg Aid Sch Dist	5.00%	7/15/2024	AA		10,000	10,248,200
NYC TFA - Future Tax	3.00%	11/1/2037	AAA		2,500	2,755,325
NYC TFA - Future Tax	4.00%	5/1/2038	AAA		10,000	12,187,900
Phoenix Excise Tax	5.00%	7/1/2026	AAA		13,000	15,722,980
PR Corp Sales Tax	Zero Coupon	7/1/2029	NR		1,616	1,374,424

36	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Tax Revenue (continued)
PR Corp Sales Tax	Zero Coupon	7/1/2031	NR	$5,670	$4,418,234
PR Corp Sales Tax	Zero Coupon	7/1/2033	NR	2,346	1,682,739
PR Corp Sales Tax	Zero Coupon	7/1/2051	NR	5,606	1,255,296
PR Corp Sales Tax	4.329%	7/1/2040	NR	8,325	9,036,288
PR Corp Sales Tax	4.329%	7/1/2040	NR	12,723	13,818,959
PR Corp Sales Tax	4.50%	7/1/2034	NR	1,608	1,762,030
PR Corp Sales Tax	4.536%	7/1/2053	NR	81	88,071
PR Corp Sales Tax	4.55%	7/1/2040	NR	268	294,832
PR Corp Sales Tax	4.75%	7/1/2053	NR	1,967	2,166,572
PR Corp Sales Tax	4.784%	7/1/2058	NR	1,092	1,203,318
PR Corp Sales Tax	5.00%	7/1/2058	NR	4,974	5,555,461
Total					294,525,838

Tobacco 2.67%
Buckeye Tobacco	5.00%	6/1/2055	NR	41,500	46,984,225
Golden St Tobacco	3.50%	6/1/2036	BB-	1,850	1,887,278
Golden St Tobacco	5.00%	6/1/2027	BBB	4,000	5,004,400
Golden St Tobacco	5.00%	6/1/2028	BBB	1,000	1,240,890
Golden St Tobacco	5.00%	6/1/2047	NR	3,100	3,216,002
Golden St Tobacco	5.00%	6/1/2047	NR	6,875	7,132,262
Los Angeles Co Tobacco	4.00%	6/1/2034	A-	980	1,212,554
Los Angeles Co Tobacco	4.00%	6/1/2035	A-	1,300	1,595,594
Los Angeles Co Tobacco	4.00%	6/1/2036	A-	1,195	1,454,972
Los Angeles Co Tobacco	4.00%	6/1/2037	A-	895	1,086,217
Los Angeles Co Tobacco	5.00%	6/1/2049	BBB-	250	306,770
MI Tob Settlement	4.00%	6/1/2034	A-	1,000	1,208,850
MI Tob Settlement	4.00%	6/1/2035	A-	2,000	2,403,320
Nassau Co Tobacco	Zero Coupon	6/1/2060	NR	35,000	1,730,400
Nthrn AK Tobacco	4.625%	6/1/2023	A1	290	294,286
Nthrn CA Tobacco	Zero Coupon	6/1/2045	CCC-	7,500	1,501,650
PA Tob Settlement	5.00%	6/1/2032	A1	3,350	4,229,241
Railsplitter Tobacco Settlement Auth	5.00%	6/1/2027	A	3,325	4,053,341
RI Tob Settlement	5.00%	6/1/2027	BBB	2,500	2,910,250
RI Tob Settlement	5.00%	6/1/2028	BBB	2,000	2,316,960
SD Edu Enhancement Fding Corp	5.00%	6/1/2023	A	1,000	1,103,730
SD Edu Enhancement Fding Corp	5.00%	6/1/2024	A	1,000	1,103,040
SD Edu Enhancement Fding Corp	5.00%	6/1/2025	A	1,040	1,146,028
Suffolk Tobacco Asset Sec Corp	5.375%	6/1/2028	NR	12,020	12,023,846

See Notes to Schedule of Investments.	37

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Tobacco (continued)
Tobacco Settlement Auth WA	5.00%	6/1/2021	A		$6,880	$7,012,096
Tobacco Settlement Auth WA	5.00%	6/1/2023	A		6,250	6,951,313
Tobacco Settlement Fin Corp LA	5.00%	5/15/2022	A		5,000	5,316,100
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2046	BB+		10,300	12,030,709
Tobacco Settlement Fin Corp NJ	5.25%	6/1/2046	BBB+		5,100	6,217,002
Tobacco Settlement Fin Corp VA	5.00%	6/1/2047	B-		3,690	3,704,871
TSASC	5.00%	6/1/2029	A		5,775	7,147,660
Total						155,525,857

Transportation 22.54%
AK Intl Airports Sys	5.00%	10/1/2024	A1		750	874,020
AK Intl Airports Sys	5.00%	10/1/2027	A1		1,000	1,199,380
AK Intl Airports Sys	5.00%	10/1/2028	A1		2,000	2,390,500
AL Port Auth AMT (AGM)	5.00%	10/1/2026	AA		1,250	1,521,813
AL Port Auth AMT (AGM)	5.00%	10/1/2027	AA		2,000	2,498,960
AL Port Auth AMT (AGM)	5.00%	10/1/2028	AA		2,000	2,483,820
AL Port Auth AMT (AGM)	5.00%	10/1/2029	AA		3,500	4,320,715
Alameda Corridor Trsp Auth	5.00%	10/1/2026	A-		4,075	4,544,603
Alameda Corridor Trsp Auth (AGM)	5.00%	10/1/2034	AA		3,650	4,349,705
Atlanta Arpt	5.50%	1/1/2021	Aa3		3,000	3,000,000
Atlanta Arpt - PFC	5.00%	1/1/2029	Aa3		2,500	2,824,550
Atlanta Arpt - PFC AMT	4.00%	7/1/2034	Aa3		20,615	24,266,741
Atlanta Arpt AMT	4.00%	7/1/2039	Aa3		2,250	2,612,588
Bay Area Toll Auth	4.00%	4/1/2029	AA-		5,800	6,916,848
Broward Co Arpt AMT	5.00%	10/1/2029	A1		1,120	1,458,251
Broward Co Arpt AMT	5.00%	10/1/2033	A1		6,130	7,112,823
Broward Co Arpt AMT	5.00%	10/1/2035	A1		2,500	3,165,025
Broward Co Arpt AMT	5.00%	10/1/2036	A1		2,375	2,996,656
Broward Co Arpt AMT	5.00%	10/1/2037	A1		4,000	5,032,720
CA Muni Fin Auth - LINXS APM Proj AMT	5.00%	12/31/2036	BBB-	(d)	3,215	3,860,926
CA Muni Fin Auth - LINXS APM Proj AMT	5.00%	12/31/2037	BBB-	(d)	7,000	8,386,910
CA Muni Fin Auth - LINXS APM Proj AMT	5.00%	12/31/2047	BBB-	(d)	9,000	10,562,310
CA Sacramento Arpt AMT	5.00%	7/1/2036	A		5,645	6,916,762
Central FL Expressway Auth	4.00%	7/1/2037	A+		7,380	8,325,673
Central TX Mobility Auth	5.00%	1/1/2030	A-		800	938,840
Central TX Mobility Auth	5.00%	1/1/2031	A-		1,675	1,964,825
Central TX Mobility Auth	5.00%	1/1/2032	A-		2,000	2,336,960
Central TX Mobility Auth	5.00%	1/1/2033	BBB+		3,010	3,296,642

38	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)
Central TX Tpk	3.00%	8/15/2040	A	$2,000	$2,178,020
Central TX Tpk	5.00%	8/15/2025	A-	2,250	2,621,475
Central TX Tpk	5.00%	8/15/2026	A-	2,500	2,905,275
Central TX Tpk	5.00%	8/15/2027	A-	3,300	3,820,641
Central TX Tpk	5.00%	8/15/2028	A-	3,705	4,274,496
Central TX Tpk	5.00%	8/15/2033	A-	7,650	8,713,197
Chicago Midway Arpt	4.00%	1/1/2034	A-	2,175	2,382,104
Chicago Midway Arpt	5.00%	1/1/2026	A-	6,075	6,832,795
Chicago Midway Arpt AMT	5.00%	1/1/2023	A-	3,000	3,246,270
Chicago Midway Arpt AMT	5.00%	1/1/2026	A-	4,605	5,150,370
Chicago Midway Arpt AMT	5.00%	1/1/2030	A-	5,000	5,521,950
Chicago Midway Arpt AMT	5.00%	1/1/2031	A-	2,000	2,321,240
Chicago O'Hare Arpt	4.00%	1/1/2035	A	15,000	17,787,750
Chicago O'Hare Arpt	5.00%	1/1/2031	A	6,500	7,522,515
Chicago O'Hare Arpt AMT	5.00%	1/1/2021	A	11,740	11,740,000
Chicago O'Hare Arpt AMT	5.00%	1/1/2024	A	5,000	5,228,800
Chicago O'Hare Arpt AMT	5.00%	1/1/2029	A	7,000	8,077,020
Chicago Trans Auth	4.00%	12/1/2050	A+	3,500	3,948,630
Chicago Trans Auth	5.00%	12/1/2045	A+	6,250	7,601,062
Cleveland Arpt (AGM)	5.00%	1/1/2027	AA	2,175	2,521,782
Delaware River & Bay Auth	4.00%	1/1/2044	A1	5,000	5,719,850
Delaware River Port Auth	5.00%	1/1/2027	A	1,835	1,954,073
Delaware River Port Auth	5.00%	1/1/2028	A+	7,500	8,457,000
Delaware River Toll Brdg Commn	5.00%	7/1/2029	A1	1,000	1,270,690
Delaware River Toll Brdg Commn	5.00%	7/1/2030	A1	1,920	2,428,397
Delaware River Toll Brdg Commn	5.00%	7/1/2032	A1	2,025	2,541,132
Denver City & Co Arpt AMT	5.00%	12/1/2031	A	15,000	18,831,450
Denver City & Co Arpt AMT	5.00%	12/1/2035	A	5,000	6,183,500
Denver RTD - Eagle P3	4.00%	1/15/2033	Baa2	850	1,036,890
Denver RTD - Eagle P3	4.00%	7/15/2034	Baa2	7,650	9,276,390
Denver RTD - Eagle P3	4.00%	7/15/2036	Baa2	700	843,850
Denver RTD - Eagle P3	5.00%	1/15/2032	Baa2	950	1,259,254
GA Atlanta Arpt AMT	4.00%	7/1/2038	Aa3	5,200	6,051,708
Grand Parkway Transn Toll	4.00%	10/1/2045	A2	10,000	11,859,400
Greater Orlando Aviation AMT	5.00%	10/1/2029	A1	3,000	3,725,310
Hampton Roads Trans Commn	5.00%	7/1/2032	AA	1,180	1,510,530
Hampton Roads Trans Commn	5.00%	7/1/2033	AA	1,000	1,274,790
Harris Co Toll Rd	5.00%	8/15/2029	Aa1	2,500	3,239,425

See Notes to Schedule of Investments.	39

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Transportation (continued)
Harris Co Toll Rd	5.00%	8/15/2030	Aa1		$1,000	$1,291,250
Harris Co Toll Rd	5.00%	8/15/2031	Aa1		3,000	3,863,370
HI Airport Sys AMT	5.00%	7/1/2031	A+		1,275	1,606,793
HI Airport Sys AMT	5.00%	7/1/2033	A+		3,300	4,120,578
HI Airport Sys AMT	5.00%	7/1/2034	A+		2,000	2,491,560
HI Airport Sys AMT	5.00%	7/1/2036	A+		5,000	6,197,650
Houston Arpt - Continental Airlines AMT	4.75%	7/1/2024	Ba3		8,500	8,842,125
Houston Arpt - United Airlines AMT	5.00%	7/15/2027	BB-	(d)	1,000	1,124,180
Houston Arpt - United Airlines AMT	5.00%	7/15/2035	B		1,455	1,552,019
Houston Arpt AMT	5.00%	7/1/2021	A		5,000	5,109,250
Houston Arpt AMT	5.00%	7/1/2034	A1		4,850	5,984,075
IL State GO	5.00%	11/1/2025	BBB-		2,000	2,234,420
IL Toll Hwy Auth	5.00%	1/1/2027	AA-		1,000	1,131,730
IL Toll Hwy Auth	5.00%	1/1/2027	AA-		10,600	13,354,304
IL Toll Hwy Auth	5.00%	1/1/2028	AA-		2,535	2,864,094
Kansas City Dev Auth Arpt - Terminal Modernization AMT	5.00%	3/1/2038	A2		6,205	7,641,457
Kansas City IDA - Kansas City Intl Airport AMT	5.00%	3/1/2038	A2		13,500	16,625,250
Kansas City IDA - Kansas City Intl Airport AMT	5.00%	3/1/2039	A2		5,000	6,142,950
KY Tpk Auth	5.00%	7/1/2026	Aa3		5,215	5,587,768
Los Angeles Dept Arpts - LAX	5.00%	5/15/2027	Aa3		2,000	2,379,500
Los Angeles Dept Arpts - LAX	5.00%	5/15/2032	Aa3		5,870	6,870,365
Los Angeles Dept Arpts - LAX AMT	5.00%	5/15/2035	Aa3		11,410	14,523,789
Los Angeles Dept Arpts - LAX AMT	5.00%	5/15/2036	Aa3		10,640	13,500,138
Louisville Regl Airport AMT	5.00%	7/1/2022	A		1,625	1,725,815
Louisville Regl Airport AMT	5.00%	7/1/2023	A		2,250	2,488,365
MA Port Auth AMT	5.00%	7/1/2031	Aa2		7,500	9,760,800
MD EDC - CNX Marine Terminals	5.75%	9/1/2025	BB-		4,000	4,039,720
MD EDC - Port Covington	3.25%	9/1/2030	NR		500	511,240
MD EDC - Port Covington	4.00%	9/1/2040	NR		1,000	1,051,520
MD EDC - Ports America Chesapeake AMT	5.00%	6/1/2044	Baa3		125	140,919
Met Airpt Auth - Dulles Metrorail	4.00%	10/1/2035	A-		1,000	1,165,730
Met Airpt Auth - Dulles Metrorail	4.00%	10/1/2036	A-		1,500	1,742,580
Met Airpt Auth - Dulles Metrorail	4.00%	10/1/2037	A-		1,500	1,736,220
Met DC Arpt AMT	5.00%	10/1/2031	Aa3		5,000	6,071,300
Met Nashville Arpt Auth AMT	5.00%	7/1/2036	A2		7,500	9,619,425

40	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)
Met Nashville Arpt Auth AMT	5.00%	7/1/2037	A2	$8,750	$11,186,437
Met Nashville Arpt Auth AMT	5.00%	7/1/2038	A2	5,000	6,374,150
Met Nashville Arpt Auth AMT	5.00%	7/1/2039	A2	5,000	6,358,650
Miami Dade Co Aviation - MIA	5.00%	10/1/2025	A2	3,690	4,310,658
Miami Dade Co Aviation - MIA AMT	5.00%	10/1/2021	A2	1,500	1,549,485
Miami Dade Co Aviation - MIA AMT	5.00%	10/1/2022	A2	1,550	1,669,474
Miami Dade Co Aviation - MIA AMT	5.00%	10/1/2027	A2	5,145	5,925,445
Miami Dade Co Aviation - MIA AMT	5.00%	10/1/2028	A2	3,500	4,015,585
Miami Dade Co Aviation - Mia AMT	5.00%	10/1/2034	A2	11,070	12,547,956
Miami Dade Co Expwy Auth	5.00%	7/1/2022	A	1,750	1,862,070
Miami Dade Co Expwy Auth	5.00%	7/1/2023	A	2,000	2,127,960
Miami Dade Co Expwy Auth	5.00%	7/1/2023	A	2,500	2,767,475
Miami Dade Co Expwy Auth	5.00%	7/1/2024	A	3,500	3,722,320
Minneapolis / St Paul Met Arpts	5.00%	1/1/2028	A	3,500	3,928,855
Minneapolis / St Paul Met Arpts	5.00%	1/1/2029	A+	5,000	6,205,400
Minneapolis / St Paul Met Arpts	5.00%	1/1/2030	A+	5,000	6,171,800
MTA NY	4.75%	11/15/2045	A3	19,000	22,320,820
MTA NY	5.00%	11/1/2023	A3	5,640	5,961,988
MTA NY	5.00%	11/15/2028	A3	13,690	16,363,109
MTA NY	5.00%	11/15/2029	A3	5,000	5,957,750
MTA NY	5.00%	11/15/2031	A3	12,180	12,830,290
MTA NY	5.00%	11/15/2033	A3	4,025	4,742,013
MTA NY	5.00%	11/15/2038	A3	1,500	1,608,675
MTA NY	5.25%	11/15/2028	A3	6,355	7,303,865
MTA NY	5.25%	11/15/2035	A3	7,500	8,214,750
NC Tpk Auth - Triangle Exprs	5.00%	1/1/2032	BBB	1,000	1,199,170
NC Tpk Auth - Triangle Exprs (AGM)	4.00%	1/1/2037	AA	12,895	15,073,223
NC Tpk Auth - Triangle Exprs (AGM)	4.00%	1/1/2038	AA	9,000	10,493,730
NC Tpk Auth - Triangle Exprs (AGM)	5.00%	1/1/2031	AA	1,000	1,212,890
Niagara Frontier Trsp - Buffalo Intl Arpt AMT	5.00%	4/1/2023	A3	3,000	3,262,680
Niagara Frontier Trsp - Buffalo Intl Arpt AMT	5.00%	4/1/2027	A3	3,185	3,572,328
Niagara Frontier Trsp - Buffalo Intl Arpt AMT	5.00%	4/1/2030	A3	365	454,097
Niagara Frontier Trsp - Buffalo Intl Arpt AMT	5.00%	4/1/2031	A3	300	371,112

See Notes to Schedule of Investments.	41

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)
Niagara Frontier Trsp - Buffalo Intl Arpt AMT	5.00%	4/1/2032	A3	$775	$953,390
Niagara Frontier Trsp - Buffalo Intl Arpt AMT	5.00%	4/1/2034	A3	865	1,055,983
NJ EDA - Goethals Brdg AMT	5.125%	1/1/2034	BBB	5,010	5,548,174
NJ Tpk Auth	5.00%	1/1/2029	A+	5,000	5,722,050
NJ Tpk Auth	5.00%	1/1/2031	A+	5,000	5,797,200
NJ Tpk Auth	5.00%	1/1/2031	A+	5,000	5,976,850
NJ Tpk Auth	5.00%	1/1/2033	A+	2,100	2,567,439
NJ Tpk Auth	5.00%	1/1/2034	A+	1,500	1,881,510
NJ Trans Trust Fund	4.00%	6/15/2038	Baa1	3,000	3,426,900
NJ Trans Trust Fund	4.00%	6/15/2039	Baa1	3,000	3,418,290
NJ Trans Trust Fund	5.00%	6/15/2028	A+	6,275	7,423,890
NJ Trans Trust Fund CR (AGM)	5.00%	6/15/2024	AA	10,165	10,807,225
North TX Twy Auth	4.00%	1/1/2037	A+	8,740	10,309,180
North TX Twy Auth	5.00%	1/1/2023	A+	5,000	5,464,600
North TX Twy Auth	5.00%	1/1/2025	A+	5,000	5,668,250
North TX Twy Auth	5.00%	1/1/2031	A	8,085	9,124,327
North TX Twy Auth	5.00%	1/1/2035	A+	1,500	2,114,895
North TX Twy Auth	5.00%	1/1/2035	A+	3,500	4,289,985
North TX Twy Auth	5.00%	1/1/2036	A+	5,000	5,933,150
NV State Highway Rev	5.00%	12/1/2030	AAA	10,000	12,632,200
NY Trans Dev Corp - Delta AMT	4.00%	1/1/2036	Baa3	10,010	10,971,661
NY Trans Dev Corp - Delta AMT	4.375%	10/1/2045	Baa3	6,750	7,768,507
NY Trans Dev Corp - Delta AMT	5.00%	1/1/2031	Baa3	3,600	4,306,356
NY Trans Dev Corp - Delta AMT	5.00%	1/1/2033	Baa3	11,000	12,980,550
NY Trans Dev Corp - Delta AMT	5.00%	1/1/2034	Baa3	3,450	4,058,580
NY Trans Dev Corp - Delta AMT	5.00%	1/1/2036	Baa3	7,400	8,669,396
NY Trans Dev Corp - Delta AMT	5.00%	10/1/2040	Baa3	6,750	8,272,395
NY Trans Dev Corp - JFK IAT	4.00%	12/1/2039	Baa1	1,000	1,185,470
NY Trans Dev Corp - JFK IAT	4.00%	12/1/2041	Baa1	3,200	3,748,800
NY Trans Dev Corp - JFK IAT	5.00%	12/1/2035	Baa1	1,500	1,934,130
NY Trans Dev Corp - JFK IAT	5.00%	12/1/2037	Baa1	1,000	1,282,800
NY Trans Dev Corp - JFK IAT AMT	5.00%	12/1/2024	Baa1	750	865,268
NY Trans Dev Corp - JFK IAT AMT	5.00%	12/1/2027	Baa1	1,025	1,263,179
NY Trans Dev Corp - JFK IAT AMT	5.00%	12/1/2031	Baa1	1,000	1,281,420
NY Trans Dev Corp - JFK IAT AMT	5.00%	12/1/2033	Baa1	1,500	1,903,845

42	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)
NY Trans Dev Corp - LaGuardia Airport AMT	4.00%	7/1/2031	Baa3	$3,000	$3,198,420
NY Trans Dev Corp - LaGuardia Airport AMT	4.00%	7/1/2032	Baa3	3,000	3,190,620
NY Trans Dev Corp - LaGuardia Airport AMT	4.00%	7/1/2033	Baa3	3,500	3,714,095
NY Trans Dev Corp - LaGuardia Airport AMT	5.00%	7/1/2034	Baa3	2,250	2,490,345
NY Trans Dev Corp - LaGuardia Airport AMT	5.25%	1/1/2050	Baa3	5,000	5,504,950
NY Trans Dev Corp - TOGA AMT	5.00%	1/1/2023	Baa3	750	809,130
NY Twy Auth	5.00%	1/1/2024	A1	1,960	2,224,463
NY Twy Auth	5.00%	1/1/2026	A1	5,115	6,031,813
NY Twy Auth	5.00%	1/1/2033	A1	3,405	4,313,250
NY Twy Auth (AGM)	4.00%	1/1/2040	AA	11,770	14,087,513
Orlando & Orange Co Expwy Auth	5.00%	7/1/2030	A+	10,000	11,084,300
Orlando Arpt Rev AMT	5.00%	10/1/2030	Aa3	15,000	19,629,600
PA Tpk Commn	5.00%	12/1/2022	A+	3,500	3,817,940
PA Tpk Commn	5.00%	12/1/2032	A1	1,500	1,968,675
PA Tpk Commn	5.00%	12/1/2033	A1	1,300	1,703,052
PA Tpk Commn	5.00%	12/1/2034	A1	1,200	1,564,692
PA Tpk Commn	5.00%	12/1/2035	A1	1,800	2,327,292
Phoenix Arpt	5.00%	7/1/2036	Aa3	4,045	4,977,939
Phoenix Arpt AMT	5.00%	7/1/2022	Aa3	1,500	1,593,750
Phoenix Arpt AMT	5.00%	7/1/2029	A1	1,500	1,940,190
Phoenix Arpt AMT	5.00%	7/1/2030	A1	4,245	5,443,066
Phoenix Civic Impt Corp AR	5.00%	7/1/2036	A1	5,000	6,100,950
Port Auth NY & NJ	5.00%	12/1/2023	Aa3	5,300	6,017,037
Port Auth NY & NJ	4.00%	11/1/2037	Aa3	3,540	4,230,760
Port Auth NY & NJ	5.00%	12/1/2025	Aa3	10,000	11,324,900
Port Auth NY & NJ	5.00%	10/15/2026	Aa3	5,605	6,790,121
Port Auth NY & NJ	5.00%	10/15/2027	Aa3	4,750	5,739,330
Port Auth NY & NJ AMT	4.00%	7/15/2037	Aa3	2,000	2,397,820
Port Auth NY & NJ AMT	4.00%	7/15/2038	Aa3	3,000	3,574,620
Port Auth NY & NJ AMT	4.00%	7/15/2039	Aa3	6,000	7,108,500
Port Auth NY & NJ AMT	5.00%	9/15/2026	Aa3	11,385	14,108,178
Port Auth NY & NJ AMT	5.00%	9/15/2028	Aa3	4,000	5,094,640
Port Auth NY & NJ AMT	5.00%	11/1/2030	Aa3	4,100	5,378,790

See Notes to Schedule of Investments.	43

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)
Port Auth NY & NJ AMT	5.00%	10/15/2034	Aa3	$9,170	$10,468,472
Port Oakland AMT	5.00%	5/1/2022	A+	11,000	11,637,890
Port of Portland - Portland Intl Arpt AMT	5.00%	7/1/2037	A+	2,420	3,025,944
Port of Portland - Portland Intl Arpt AMT	5.00%	7/1/2038	A+	3,250	4,053,270
Port of Portland - Portland Intl Arpt AMT	5.00%	7/1/2039	A+	3,330	4,143,852
Port Seattle AMT	5.00%	5/1/2033	A+	4,045	4,868,400
Port Seattle AMT	5.00%	4/1/2044	A+	14,870	18,168,612
PR Hwy & Trans Auth(b)	5.00%	7/1/2033	C	1,215	428,288
PR Hwy & Trans Auth(b)	5.50%	7/1/2023	C	4,305	1,517,513
PR Hwy & Trans Auth(b)	5.50%	7/1/2024	C	3,000	1,057,500
PR Hwy & Trans Auth (AGC)	5.25%	7/1/2036	AA	1,560	1,875,245
PR Hwy & Trans Auth (AGM)	5.25%	7/1/2032	AA	1,000	1,192,490
Sacramento Co Arpt AMT	5.00%	7/1/2027	A	5,950	7,465,108
Sacramento Co Arpt AMT	5.00%	7/1/2034	A	4,000	4,925,840
Salt Lake City Arpt AMT	5.00%	7/1/2029	A	3,000	3,767,160
Salt Lake City Arpt AMT	5.00%	7/1/2030	A	2,275	2,785,465
Salt Lake City Arpt AMT	5.00%	7/1/2031	A	3,000	3,660,030
Salt Lake City Arpt AMT	5.00%	7/1/2032	A	8,750	10,629,850
Salt Lake City Arpt AMT	5.00%	7/1/2034	A	4,455	5,380,214
Salt Lake City Arpt AMT	5.00%	7/1/2034	A	14,645	18,011,593
San Diego Arpt	4.00%	7/1/2037	A-	2,000	2,396,200
San Diego Arpt	4.00%	7/1/2038	A-	2,000	2,389,840
San Francisco Arpt AMT	5.00%	5/1/2026	A1	10,000	10,600,600
San Francisco Arpt AMT	5.00%	5/1/2028	A1	7,550	7,985,861
San Francisco Arpt AMT	5.00%	5/1/2037	A1	15,565	19,632,290
San Jose Arpt	5.00%	3/1/2026	A2	1,200	1,361,892
San Jose Arpt	5.00%	3/1/2027	A2	2,260	2,562,614
San Jose Arpt	5.00%	3/1/2028	A2	1,655	1,873,278
San Jose Arpt AMT	5.00%	3/1/2035	A2	1,500	1,794,555
South Carolina Ports AMT	5.00%	7/1/2032	A+	4,225	5,422,196
South Jersey Trans Auth	5.00%	11/1/2021	BBB+	5,305	5,506,908
Southeastern PA Transp Auth - Garvee	5.00%	6/1/2023	AA-	2,500	2,549,250
Triborough Brdg & Tunl Auth	4.00%	11/15/2040	AA-	10,000	11,886,600
Triborough Brdg & Tunl Auth	5.00%	11/15/2029	AA-	5,650	7,130,526
Triborough Brdg & Tunl Auth (NPFGC)(FGIC)	5.50%	11/15/2021	A+	2,595	2,711,178
TX Surface Trans Corp - I-635	4.00%	12/31/2033	Baa2	6,500	7,811,440
TX Surface Trans Corp - I-635	4.00%	12/31/2034	Baa2	6,500	7,778,550

44	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)
TX Surface Trans Corp - I-635	4.00%		12/31/2035	Baa2	$6,000	$7,171,080
TX Surface Trans Corp - I-635	4.00%		6/30/2036	Baa2	4,125	4,916,340
TX Surface Trans Corp - I-635	4.00%		12/31/2036	Baa2	5,500	6,536,915
Wayne Co Arpt AMT	5.00%		12/1/2026	A1	1,590	1,899,064
Wayne Co Arpt AMT	5.00%		12/1/2027	A1	2,000	2,379,240
Total						1,312,224,795

Utilities 10.04%
Albuquerque Bernalillo Co Wtr Util	5.00%		7/1/2024	AA+	2,645	3,078,648
Albuquerque Bernalillo Co Wtr Util	5.00%		7/1/2025	AA+	4,000	4,648,200
Appling Co Dev - Oglethorpe Power	1.50%	#(a)	1/1/2038	BBB+	1,250	1,276,850
CA Dept Wtr Res Wtr - Central Valley	5.00%		12/1/2021	NR	45	46,974
CA Poll Ctl - Poseidon Res†	5.00%		7/1/2039	Baa3	5,000	6,020,550
CA Poll Ctl - Poseidon Res AMT†	5.00%		7/1/2037	Baa3	5,570	5,926,703
Central Plains - Goldman Sachs	5.00%		9/1/2027	A3	7,525	8,054,007
Central Plains - Goldman Sachs	5.00%		9/1/2035	BBB+	3,435	4,804,397
Chicago Wastewater	5.00%		1/1/2029	A	4,335	5,303,482
Chicago Wastewater	5.00%		1/1/2030	A	6,500	7,930,195
Chicago Water	5.00%		11/1/2025	A	2,625	3,125,614
Chicago Water (AGM)	5.00%		11/1/2034	AA	6,275	7,642,887
Chicago Water (AGM)	5.00%		11/1/2035	AA	5,000	6,075,200
Chicago Water (AGM)	5.25%		11/1/2030	AA	5,510	6,892,018
Clarion Co IDA - American Wtr AMT	2.45%	#(a)	12/1/2039	A+	2,250	2,468,363
Cleveland Public Pwr (AGM)	4.00%		11/15/2034	AA	1,000	1,224,970
Cleveland Public Pwr (AGM)	4.00%		11/15/2036	AA	1,000	1,216,740
Cleveland Public Pwr (AGM)	4.00%		11/15/2038	AA	1,000	1,209,920
Cleveland Public Pwr (AGM)	5.00%		11/15/2028	AA	700	928,032
Cleveland Public Pwr (AGM)	5.00%		11/15/2033	AA	2,000	2,650,980
DE EDA - NRG Energy	1.25%	#(a)	10/1/2040	BBB-	7,500	7,620,450
DE EDA - NRG Energy	1.25%	#(a)	10/1/2045	BBB-	8,000	8,123,760
Detroit Sewer	5.00%		7/1/2034	A+	2,200	2,568,588
Detroit Sewer	5.00%		7/1/2035	A+	1,835	2,138,931
Guam Waterworks Auth	5.00%		7/1/2029	A-	1,000	1,125,350
Guam Waterworks Auth	5.00%		7/1/2036	A-	1,000	1,165,730
HI Dept Budget - Hawaiian Electric	3.20%		7/1/2039	Baa2	11,120	11,640,305
HI Dept Budget - Hawaiian Electric AMT	3.10%		5/1/2026	Baa2	7,000	7,487,270
Houston Util Sys	5.00%		5/15/2022	AA	3,000	3,198,600
Houston Util Sys	5.00%		11/15/2023	AA	4,000	4,546,560

See Notes to Schedule of Investments.	45

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities (continued)
Houston Util Sys	5.00%		11/15/2026	AA	$5,355	$6,302,621
Imperial Irrigation Dist	5.00%		11/1/2032	AA-	2,000	2,456,120
IN Muni Pwr	5.00%		1/1/2033	A+	5,210	6,527,869
IN Muni Pwr	5.00%		1/1/2034	A+	4,000	4,996,080
KY Muni Pwr - Prairie State Proj	3.45%	#(a)	9/1/2042	Baa1	5,935	6,352,705
KY Public Energy Auth - BP	4.00%	#(a)	1/1/2049	A1	6,375	7,168,496
KY Public Energy Auth - Morgan Stanley	4.00%	#(a)	4/1/2048	A2	3,200	3,539,648
LA Env Facs - E Baton Rouge Swr	0.875%	#(a)	2/1/2046	A+	15,000	15,036,600
Long Beach Nat Gas - ML	1.579% (3 Mo. LIBOR * .67 + 1.43%	)#	11/15/2026	A2	4,000	4,092,200
Long Island Power Auth	0.85%	#(a)	9/1/2050	A	6,000	6,048,360
Long Island Power Auth	5.00%		9/1/2034	A	2,250	2,833,178
Los Angeles USD	5.00%		7/1/2023	Aa3	10,000	11,188,800
Lower AL Gas Dist - Goldman Sachs	5.00%		9/1/2031	A3	4,005	5,339,826
Lower Colo Riv Auth - Transmn Contract	5.00%		5/15/2034	A	3,190	4,118,322
Lower Colo Riv Auth - Transmn Contract	5.00%		5/15/2035	A	2,430	3,126,171
Lower Colo Riv Auth - Transmn Contract	5.00%		5/15/2036	A	5,055	6,468,530
Lower Colorado River Authority Transmission Services Corp	5.00%		5/15/2036	A	1,760	2,253,750
Luzerne Co IDA - American Wtr AMT	2.45%	#(a)	12/1/2039	A+	4,000	4,427,240
Main St Nat Gas - Citibank	4.00%	#(a)	3/1/2050	A3	18,170	21,349,023
Main St Nat Gas - ML	5.00%		3/15/2021	A2	2,500	2,522,375
Maricopa Co Poll Cntrl - El Paso Elec	3.60%		2/1/2040	Baa2	5,085	5,641,452
Maricopa Co Poll Cntrl - El Paso Elec	3.60%		4/1/2040	Baa2	3,000	3,326,820
MEAG - Proj 1	5.00%		1/1/2021	A2	4,185	4,185,000
MI Strat Fund - Detroit Edison	1.45%	#(a)	8/1/2029	Aa3	3,500	3,512,075
MI Strat Fund - Detroit Edison	1.45%	#(a)	9/1/2030	Aa3	1,000	1,003,450
Miami Dade Co Wtr & Swr	5.00%		10/1/2043	AA-	6,485	8,158,778
Miami-Dade Co Wtr & Swr	4.00%		10/1/2035	AA-	5,000	5,996,850
MO Joint Muni Elec Util Commn	5.00%		1/1/2023	A2	2,000	2,187,100
MO Joint Muni Elec Util Commn	5.00%		1/1/2025	A2	1,500	1,704,795
Modesto Irrigation Dist	5.00%		7/1/2023	A+	1,780	1,992,550
Modesto Irrigation Dist	5.00%		7/1/2024	A+	3,720	4,161,229
Modesto Irrigation Dist	5.00%		7/1/2025	A+	8,410	9,403,053
Monroe Dev Auth - Oglethorpe Power	1.50%	#(a)	1/1/2039	BBB+	1,875	1,915,275
New Orleans Sewer	5.00%		6/1/2021	A	400	407,216
New York St Pwr Auth	4.00%		11/15/2045	AA	3,325	3,958,911

46	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Utilities (continued)
North Sumter Co Util Dep Dist	5.00%		10/1/2032	A-		$8,000	$8,361,280
Northern CA Gas - Goldman Sachs	4.00%	#(a)	7/1/2049	A3		7,500	8,361,375
Northern CA Pwr - Hydroelec #1	5.00%		7/1/2026	A+		3,600	3,854,880
NYC Muni Water	4.00%		6/15/2037	AA+		3,630	4,374,767
Omaha Pub Pwr Dist	5.00%		2/1/2029	AA		5,000	6,117,150
Philadelphia Gas Works	5.00%		8/1/2026	A		1,000	1,184,710
Philadelphia Gas Works	5.00%		8/1/2027	A		1,000	1,179,290
Philadelphia Gas Works	5.00%		8/1/2028	A		1,250	1,570,963
Philadelphia Gas Works	5.00%		8/1/2029	A		1,700	2,126,462
Philadelphia Gas Works	5.00%		8/1/2030	A		1,425	1,772,444
Philadelphia Gas Works	5.00%		10/1/2033	A		2,390	2,866,972
Philadelphia Water & Wastewater	5.00%		11/1/2029	A+		3,185	4,060,111
Phoenix Civic Impt Corp - Water Sys	5.00%		7/1/2027	AAA		5,010	5,833,293
Piedmont Muni Pwr Agy	5.00%		1/1/2022	A-		4,750	4,766,530
Piedmont Muni Pwr Agy	5.00%		1/1/2024	A-		7,920	7,944,948
PR Aqueduct & Swr Auth	5.00%		7/1/2022	Ca		4,690	4,942,087
PR Aqueduct & Swr Auth	5.25%		7/1/2042	Ca		3,625	3,819,844
PR Elec Pwr Auth(b)	5.00%		7/1/2037	D	(d)	1,035	838,350
PR Elec Pwr Auth(b)	5.00%		7/1/2042	D	(d)	2,390	1,935,900
PR Elec Pwr Auth(b)	5.50%		7/1/2038	D	(d)	2,350	1,915,250
PR Elec Pwr Auth(b)	7.00%		7/1/2033	D	(d)	4,000	3,345,000
PR Elec Pwr Auth(b)	7.00%		7/1/2040	D	(d)	725	606,281
PR Elec Pwr Auth (AGM)	0.671% (3 Mo. LIBOR * ..67 +.52%	)#	7/1/2029	AA		5,720	5,195,648
Riverside Elec	5.00%		10/1/2037	AA-		4,000	5,249,600
Riverside Elec	5.00%		10/1/2038	AA-		5,000	6,545,350
SA Energy Acquisition Pub Fac - Goldman Sachs	5.50%		8/1/2021	A3		2,360	2,429,974
Salt Verde Fin Corp - Citi	5.00%		12/1/2037	A3		7,165	10,234,701
Salt Verde Fin Corp - Citi	5.25%		12/1/2026	A3		7,500	9,274,800
Salt Verde Fin Corp - Citi	5.50%		12/1/2029	A3		5,100	6,792,129
San Antonio Elec & Gas	5.00%		2/1/2029	Aa1		7,340	9,116,427
San Antonio Elec & Gas	5.00%		2/1/2030	Aa1		10,000	12,390,000
SC Pub Service Auth - Santee Cooper	5.00%		12/1/2031	A		2,000	2,722,560
SC Pub Service Auth - Santee Cooper	5.00%		12/1/2032	A		2,670	3,609,867
Seminole Co Wtr & Swr	5.00%		10/1/2024	AA+		4,000	4,705,400
Stockton PFA - Wastewater (BAM)	5.00%		9/1/2024	AA		1,000	1,156,230

See Notes to Schedule of Investments.	47

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2020

Investments		Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Utilities (continued)
TEAC - Goldman Sachs		5.25%		9/1/2021	A3		$3,000	$3,096,570
TEAC - Goldman Sachs		5.25%		9/1/2024	A3		8,940	10,382,022
TEAC - Goldman Sachs		5.625%		9/1/2026	BBB	(d)	5,000	6,168,500
Texas Water Dev Brd		3.00%		10/15/2033	AAA		4,000	4,639,680
Transbay Pwr Auth		5.00%		10/1/2030	A-	(d)	300	395,445
Transbay Pwr Auth		5.00%		10/1/2031	A-	(d)	300	393,498
Transbay Pwr Auth		5.00%		10/1/2032	A-	(d)	500	651,805
Transbay Pwr Auth		5.00%		10/1/2033	A-	(d)	900	1,167,831
Transbay Pwr Auth		5.00%		10/1/2034	A-	(d)	970	1,255,956
Transbay Pwr Auth		5.00%		10/1/2035	A-	(d)	900	1,161,846
Transbay Pwr Auth		5.00%		10/1/2037	A-	(d)	675	865,721
Transbay Pwr Auth		5.00%		10/1/2039	A-	(d)	1,400	1,786,680
Transbay Pwr Auth		5.00%		10/1/2040	A-	(d)	1,500	1,903,470
TX Muni Gas Acq & Supply - Macquarie		5.00%		12/15/2024	A3		23,000	24,944,190
TX Muni Gas Acq & Supply - Macquarie		5.00%		12/15/2028	A3		2,000	2,152,580
TX Muni Gas Acq & Supply - Macquarie		5.00%		12/15/2029	A3		2,225	2,389,272
TX Muni Gas Acq & Supply - ML		5.25%		12/15/2021	A2		4,710	4,924,211
TX Muni Gas Acq & Supply - ML		5.25%		12/15/2023	A2		2,925	3,326,954
TX Muni Gas Acq & Supply - ML		6.25%		12/15/2026	A2		13,550	16,265,826
Utility Debt Sec Auth - Lipa		5.00%		6/15/2028	AAA		5,915	7,346,785
Western MN Muni Pwr Agy		5.00%		1/1/2023	Aa3		1,500	1,641,270
WV EDA - Wheeling Pwr AMT		3.00%	#(a)	6/1/2037	A-		9,400	9,670,062
Wyandotte CO Unified Govt Utility Sys		5.00%		9/1/2021	A		3,105	3,200,913
Total								584,774,402
Total Municipal Bonds (cost $5,349,177,447)								5,720,276,689

	Interest Rate#	Interest Rate Reset Date(g)		Final Maturity Date

SHORT-TERM INVESTMENTS 0.38%

Variable Rate Demand Notes 0.38%

Health Care 0.17%
WV Hsp - WV United Health Sys	0.23%	1/7/2021		6/1/2033	A		10,000	10,000,000

Transportation 0.19%
Triborough Brdg & Tunl Auth	0.11%	1/4/2021		1/1/2032	Aa1		11,180	11,180,000

48	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2020

Investments	Interest Rate#	Interest Rate Reset Date(g)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities 0.02%
NYC Muni Water	0.11%	1/4/2021	6/15/2049	AA+	$875	$875,000
Total Short-Term Investments (cost $22,055,000)						22,055,000
Total Investments in Securities 98.61% (cost $5,371,232,447)						5,742,331,689
Cash and Other Assets in Excess of Liabilities 1.39%						80,723,047
Net Assets 100.00%						$5,823,054,736

AGC	Insured by - Assured Guarantee Corp.
AGM	Insured by - Assured Guaranty Municipal Corporation.
AMBAC	Insured by - AMBAC Assurance Corporation.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by - Build America Mutual.
COP	Certificates of Participation.
CPI	Consumer Price Index: Rate fluctuate based on CPI.
FGIC	Insured by - Financial Guaranty Insurance Company.
FNMA	Federal National Mortgage Association.
GNMA	Government National Mortgage Association.
GTD	Guaranteed.
LIBOR	London Interbank Offered Rate.
MUNIPSA	SIFMA Municipal Swap Index Yield.
NPFGC	Insured by - National Public Finance Guarantee Corporation.
NR	Not Rated.
SIFMA	Insured by - Securities Industry and Financial Markets Association.
TCRS	Transferable Custodial Receipt.
TRIPS	Tax Refund Intercept Programs.
#	Variable rate security. The interest rate represents the rate in effect at December 31, 2020.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At December 31, 2020, the total value of Rule 144A securities was $203,944,689, which represents 3.50% of net assets.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	Defaulted (non-income producing security).
(c)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(d)	This investment has been rated by Fitch IBCA.
(e)	Stub Rights issued in connection with a plan of reorganization.
(f)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Security fair valued by the Pricing Committee.
(g)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap Index.

See Notes to Schedule of Investments.	49

Schedule of Investments (unaudited)(concluded)

INTERMEDIATE TAX FREE FUND December 31, 2020

The following is a summary of the inputs used as of December 31, 2020 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds
Corporate-Backed	$-	$483,459,689	$5,266,000	$488,725,689
Other Revenue	-	233,899,102	420,040	234,319,142
Special Tax	-	148,966,203	1,326,050	150,292,253
Remaining Industries	-	4,846,939,605	-	4,846,939,605
Short-Term Investments
Variable Rate Demand Notes	-	22,055,000	-	22,055,000
Total	$-	$5,735,319,599	$7,012,090	$5,742,331,689

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund's net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments were not considered to be material to the Fund's net assets at the beginning or end of the period.

50	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

NATIONAL TAX FREE FUND December 31, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 98.13%

Corporate-Backed 7.51%
AR DFA - Big River Steel AMT†	4.75%		9/1/2049	B	$8,500	$9,360,200
AZ IDA	3.625%		5/20/2033	BBB	8,578	9,191,112
CA Poll Ctl - Poseidon Res AMT†	5.00%		11/21/2045	Baa3	13,775	14,553,563
CA Poll Ctl - Waste Mgmt AMT	4.30%		7/1/2040	A-	2,575	2,964,237
Chandler AZ IDA - Intel Corp AMT	2.70%	#(a)	12/1/2037	A+	4,000	4,226,680
Fort Bend IDC - NRG Energy	4.75%		5/1/2038	Baa2	3,500	3,696,805
Gloucester Co Poll Ctl - Logan AMT	5.00%		12/1/2024	BBB-	765	807,901
Hoover IDA - US Steel AMT	5.75%		10/1/2049	B-	1,100	1,078,253
IA Fin Auth - Alcoa	4.75%		8/1/2042	BB+	5,000	5,167,600
IA Fin Auth - Iowa Fertilizer Co	3.125%		12/1/2022	BB-	1,500	1,536,480
IA Fin Auth - Iowa Fertilizer Co	5.25%		12/1/2025	BB-	8,500	9,276,135
IL Fin Auth - Navistar†	4.75%	#(a)	10/15/2040	B3	6,750	7,210,080
IL State GO	5.00%		12/1/2036	BBB-	6,700	7,588,621
IN Fin Auth - OH River Brdgs AMT	5.00%		7/1/2048	BBB+	1,400	1,492,778
IN Fin Auth - OVEC	3.00%		11/1/2030	Ba1	1,000	1,069,930
IN Fin Auth - OVEC	3.00%		11/1/2030	Ba1	3,600	3,851,748
LA Env Facs - Westlake Chem	3.50%		11/1/2032	Baa2	21,355	23,689,956
LA St John Parish - Marathon Oil	2.00%	#(a)	6/1/2037	BBB-	9,555	9,699,949
LA St John Parish - Marathon Oil	2.10%	#(a)	6/1/2037	BBB-	8,000	8,198,320
LA St John Parish - Marathon Oil	2.125%	#(a)	6/1/2037	BBB-	2,750	2,820,510
LA St John Parish - Marathon Oil	2.20%	#(a)	6/1/2037	BBB-	1,810	1,869,748
LA St John Parish - Marathon Oil	2.375%	#(a)	6/1/2037	BBB-	3,125	3,256,813
Love Field Arpt - Southwest Airlines	5.25%		11/1/2040	Baa1	3,840	3,855,360
Love Field Arpt - Southwest Airlines AMT	5.00%		11/1/2028	Baa1	2,845	3,056,384
Matagorda Co Nav Dist - AEP TX Central	2.60%		11/1/2029	A-	8,100	8,829,081
MD EDC - AFCO AMT	4.00%		7/1/2039	BBB	5,625	6,385,275
MD EDC - Chesapeake Bay Hyatt(b)	5.00%		12/1/2016	NR	855	513,000	(c)
Mission Econ Dev Corp - Natgasoline AMT†	4.625%		10/1/2031	BB-	5,250	5,582,640
National Fin Auth NH - Covanta†	4.625%		11/1/2042	B1	1,500	1,546,755
NH National Fin Auth - Covanta†	3.625%	#(a)	7/1/2043	B1	690	698,708
NH National Fin Auth - Covanta AMT†	3.75%	#(a)	7/1/2045	B1	1,315	1,332,476
NH National Fin Auth - Covanta AMT†	4.875%		11/1/2042	B1	5,000	5,185,450
NH National Fin Auth - Hsg Sec	4.125%		1/20/2034	NR	6,915	7,771,397
Niagara Area Dev Corp - Covanta†	3.50%		11/1/2024	B1	2,500	2,576,200
Niagara Area Dev Corp - Covanta AMT†	4.75%		11/1/2042	B1	5,000	5,170,650
NY Energy RDA - NYSEGC	3.50%		10/1/2029	A-	800	952,360

See Notes to Schedule of Investments.	51

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Corporate-Backed (continued)
NY Env Facs - Casella Waste AMT	2.75%	#(a)	9/1/2050	B	$1,300	$1,346,007
NY Env Facs - Casella Waste AMT†	3.125%	#(a)	12/1/2044	B	3,000	3,153,180
NY Liberty Dev Corp - 3 WTC†	5.00%		11/15/2044	NR	7,000	7,546,350
NY Trans Dev Corp - American Airlines AMT	5.25%		8/1/2031	B-	1,120	1,267,515
NY Trans Dev Corp - American Airlines AMT	5.375%		8/1/2036	B-	1,500	1,706,115
NYC IDA - TRIPS AMT	5.00%		7/1/2028	BBB+	11,005	11,543,144
OH Air Dev Auth - AEP	2.40%	#(a)	12/1/2038	BBB+	1,665	1,766,315
OH Air Dev Auth - AEP AMT	2.10%	#(a)	7/1/2028	BBB+	5,000	5,248,250
OH Air Dev Auth - AEP AMT	2.50%	#(a)	8/1/2040	BBB+	2,500	2,745,550
OH Air Dev Auth - AEP AMT	2.60%	#(a)	6/1/2041	BBB+	1,960	2,081,344
OH Air Dev Auth - OVEC	3.25%		9/1/2029	Ba1	3,450	3,762,604
OH Air Quality - AMG Vanadium AMT†	5.00%		7/1/2049	B-	4,630	5,100,501
PA EDA - Covanta AMT†	3.25%		8/1/2039	B1	5,535	5,551,605
PA EDA - US Airways	8.00%		5/1/2029	B-	1,475	1,481,151
Parish of St James - Nustar Logistics†	5.85%	#(a)	8/1/2041	BB-	1,000	1,117,640
Parish of St James - Nustar Logistics†	6.10%	#(a)	12/1/2040	BB-	1,250	1,542,375
Parish of St James - Nustar Logistics†	6.35%		7/1/2040	BB-	3,250	4,075,727
Parish of St James - Nustar Logistics†	6.35%		10/1/2040	BB-	2,500	3,135,175
Phenix City - Meadwestvaco AMT	4.125%		5/15/2035	BBB	2,500	2,596,075
Phenix City IDB - Meadwestvaco	3.625%		5/15/2030	BBB	3,050	3,166,205
Port Beaumont Nav Dis - Jefferson Rail AMT†	4.00%		1/1/2050	NR	3,150	3,174,255
Richland Co Env Impt - Intl Paper AMT	3.875%		4/1/2023	BBB	6,625	7,145,460
Salem Co Poll Ctl - Chambers AMT	5.00%		12/1/2023	BBB	9,270	9,786,802
Selma IDB - Intl Paper	2.00%	#(a)	11/1/2033	BBB	2,000	2,115,560
Tuscaloosa IDA - Hunt Refining†	4.50%		5/1/2032	NR	4,500	5,042,970
Tuscaloosa IDA - Hunt Refining†	5.25%		5/1/2044	NR	3,300	3,772,560
VA Small Bus Fing - Covanta AMT†	5.00%	#(a)	1/1/2048	B	910	943,807
Valparaiso Facs - Pratt Paper AMT	7.00%		1/1/2044	NR	2,000	2,263,820
West Pace Coop Dist(b)	9.125%		5/1/2039	NR	4,900	3,724,000	(c)
WI PFA - American Dream†	5.00%		12/1/2027	NR	2,000	1,802,040
WI PFA - American Dream†	6.50%		12/1/2037	NR	3,000	2,680,710
WI PFA - Celanese AMT	4.30%		11/1/2030	BBB-	1,035	1,157,368
WI PFA - TRIPS AMT	5.00%		7/1/2042	BBB+	3,500	3,642,835
WI Pub Fin Auth - Celanese	4.05%		11/1/2030	BBB-	500	552,825
Total						303,800,995

52	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Education 4.50%
Build NYC Res Corp - CUNY	5.00%	6/1/2034	Aa2	$325	$373,201
CA Ed Facs - Chapman Univ	5.00%	4/1/2045	A2	5,000	5,703,050
CA Ed Facs - Stanford Univ	5.00%	5/1/2045	AAA	5,505	8,799,908
CA Sch Fin Auth - Green Dot Schs†	5.00%	8/1/2045	BBB-	1,500	1,663,110
Cap Trust Ed - Advantage Charter Scho	5.00%	12/15/2049	Baa3	1,000	1,093,740
Cap Trust Ed - Advantage Charter Scho	5.00%	12/15/2054	Baa3	700	762,335
Chicago Brd Ed	5.00%	12/1/2044	BB-	1,750	1,962,502
Chicago Brd Ed	5.00%	12/1/2046	BB-	3,500	3,904,110
Davie Edu Facs - Nova Southeastern Univ	6.00%	4/1/2042	A-	3,040	3,430,002
Detroit Sch Dist	5.00%	5/1/2029	Aa1	4,000	4,238,600
Dutchess Co LDC - Anderson Ctr	6.00%	10/1/2030	BB+	810	811,353
Dutchess Co LDC - Bard College†	5.00%	7/1/2045	BB+	1,000	1,104,060
Dutchess Co LDC - Bard College†	5.00%	7/1/2051	BB+	1,500	1,643,520
FL HI Ed - Nova Southeastern Univ	5.00%	4/1/2033	A-	1,475	1,716,590
FL HI Ed - Nova Southeastern Univ	5.00%	4/1/2036	A-	2,000	2,315,020
Fulton Co Dev - Tuff/Atlanta Hsg	5.00%	9/1/2032	A+	775	791,810
Hempstead Town LDC - Adelphi Univ	5.00%	10/1/2034	A-	175	193,412
IA HI Ed - Des Moines Univ	5.00%	10/1/2038	BBB+	2,730	3,418,315
IA Higher Ed - Des Moines Univ	5.00%	10/1/2039	BBB+	2,870	3,582,592
IA Higher Ed - Des Moines Univ	5.00%	10/1/2040	BBB+	3,535	4,404,292
IL Fin Auth - IL Inst of Tech	4.00%	9/1/2037	Baa3	3,115	3,435,720
IL Fin Auth - IL Inst of Tech	4.00%	9/1/2039	Baa3	3,295	3,612,901
IL Fin Auth - IL Inst of Tech	5.00%	9/1/2040	Baa3	2,020	2,414,264
IL Fin Auth - Univ Chicago	4.00%	10/1/2049	Aa2	6,000	6,311,160
LA PDA - Tulane Univ	4.00%	4/1/2050	A	6,000	6,860,460
LA PDA - Tulane Univ	5.00%	4/1/2045	A	5,000	6,289,000
MA DFA - Suffolk Univ	5.00%	7/1/2030	Baa2	1,500	1,813,785
MA DFA - Suffolk Univ	5.00%	7/1/2032	Baa2	3,750	4,478,850
MA DFA - Suffolk Univ	5.00%	7/1/2033	Baa2	1,250	1,487,200
MA DFA - Suffolk Univ	5.00%	7/1/2034	Baa2	1,600	1,897,616
Miami Dade Cnty Ed Facs - Univ of Miami FL	5.00%	4/1/2053	A-	5,000	5,856,350
Nashville Hlth & Ed - Lipscomb U	5.25%	10/1/2058	BBB	6,065	6,802,201
NY Dorm - Mt Sinai Sch Med	5.00%	7/1/2040	A-	5,000	5,713,950
NY Dorm - NYU	5.00%	7/1/2030	Aa2	2,155	2,415,130
NY Dorm - NYU	5.00%	7/1/2031	Aa2	4,215	4,723,793
NY Dorm - Pace Univ	5.00%	5/1/2029	NR	10	11,102
NY Dorm - Pace Univ	5.00%	5/1/2029	BBB-	245	261,329

See Notes to Schedule of Investments.	53

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Education (continued)
NY Dorm - Touro Clg	5.00%		1/1/2047	BBB-	(d)	$6,500	$7,038,330
NY Dorm - Touro Clg	5.50%		1/1/2039	BBB-	(d)	2,450	2,627,551
NYC IDA - Yankee Stadium (AGC)	Zero Coupon		3/1/2030	AA		8,000	6,563,440
NYC IDA - Yankee Stadium (AGM)	3.00%		3/1/2049	AA		6,135	6,450,768
NYC IDA - Yankee Stadium (AGM)	4.00%		3/1/2045	AA		2,400	2,809,032
PA HI Ed - Drexel Univ (AGM)	4.00%		5/1/2041	AA		3,425	4,008,723
PA HI Ed - Drexel Univ (AGM)	4.00%		5/1/2050	AA		3,500	4,015,025
Troy Cap Res Corp - RPI	4.00%		9/1/2040	A3		4,435	4,998,422
Univ of CT	5.25%		11/15/2047	A+		8,080	10,164,640
Univ of Illinois (AGM)	4.00%		4/1/2038	AA		4,965	5,727,723
Univ of North Carolina - Wilmington	5.00%		6/1/2037	A1		7,055	8,031,906
WI PFA - Wingate Univ	5.25%		10/1/2038	BBB		2,220	2,471,637
WI PFA - Wingate Univ	5.25%		10/1/2043	BBB		1,000	1,099,860
Total							182,303,390

Energy 0.59%
Main St Nat Gas - Macquarie	5.00%		5/15/2038	A3		3,745	5,340,408
New Mexico Energy Acq Auth - RBC	5.00%	#(a)	11/1/2039	Aa2		10,000	11,834,000
TX Muni Gas Acq & Supply - Macquarie	5.00%		12/15/2030	A3		6,285	6,738,651
Total							23,913,059

Financial Services 0.20%
MA Ed Fin Auth AMT	4.125%		7/1/2046	BBB		5,000	5,281,150
NJ Higher Ed Assistance Auth AMT	3.75%		12/1/2031	Aaa		2,500	2,700,600
Total							7,981,750

General Obligation 11.17%
Atlantic City Brd Ed (AGM)	6.00%		4/1/2034	AA		550	557,233
Beaverton Sch Dist	5.00%		6/15/2036	AA+		8,000	10,008,080
Bellwood GO	6.15%		12/1/2032	A		2,765	3,047,224
CA State GO	4.00%		9/1/2037	Aa2		5,000	5,789,500
CA State GO	5.00%		4/1/2032	Aa2		2,450	3,511,609
CA State GO	5.00%		2/1/2033	Aa2		10,000	10,495,800
CA State GO	5.00%		8/1/2038	Aa2		3,700	4,542,305
CA State GO	5.25%		8/1/2032	Aa2		7,500	9,089,250
Chicago Brd Ed	5.00%		12/1/2029	BB-		2,000	2,334,780
Chicago Brd Ed	5.00%		12/1/2030	BB-		2,070	2,412,771
Chicago Brd Ed	5.00%		12/1/2031	BB-		1,000	1,160,660
Chicago Brd Ed	5.00%		12/1/2032	BB-		1,250	1,462,438

54	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)
Chicago Brd Ed	5.00%	12/1/2033	BB-	$1,750	$2,039,310
Chicago Brd Ed	5.00%	12/1/2042	BB-	575	589,714
Chicago Brd Ed	5.00%	12/1/2046	BB-	1,500	1,692,825
Chicago Brd Ed	6.50%	12/1/2046	BB-	1,100	1,313,422
Chicago Brd Ed†	7.00%	12/1/2046	BB-	1,200	1,517,868
Chicago Brd Ed (AGM)	5.00%	12/1/2027	AA	1,850	2,297,737
Chicago Brd Ed (NPFGC)(FGIC)	Zero Coupon	12/1/2030	Baa2	1,765	1,314,254
Chicago GO	5.00%	1/1/2026	BBB+	5,175	5,809,972
Chicago GO	5.00%	1/1/2029	BBB+	3,000	3,456,780
Chicago GO	5.00%	1/1/2030	BBB+	2,000	2,311,900
Chicago GO	5.00%	1/1/2033	BBB+	2,350	2,391,995
Chicago GO	5.00%	1/1/2034	BBB+	4,150	4,222,044
Chicago GO	5.00%	1/1/2034	BBB+	5,500	5,840,890
Chicago GO	5.00%	1/1/2036	BBB+	3,975	4,213,500
Chicago GO	5.00%	1/1/2040	BBB+	5,000	5,005,750
Chicago GO	5.50%	1/1/2033	BBB+	2,255	2,492,023
Chicago GO	5.50%	1/1/2034	BBB+	2,400	2,647,344
Chicago GO	5.50%	1/1/2035	BBB+	230	253,522
Chicago GO	5.50%	1/1/2037	BBB+	2,745	3,015,849
Chicago GO	5.50%	1/1/2040	BBB+	2,000	2,190,500
Chicago GO	5.50%	1/1/2042	BBB+	5,000	5,471,850
Chicago GO	5.50%	1/1/2049	BBB+	13,265	15,605,211
Chicago GO	5.625%	1/1/2030	BBB+	525	615,022
Chicago GO	6.00%	1/1/2038	BBB+	19,430	22,766,131
Chicago O’Hare Arpt AMT	5.00%	1/1/2052	A	9,375	10,843,406
Clark Co SD (AGM)	4.00%	6/15/2038	AA	1,200	1,445,676
Clark Co SD (AGM)	4.00%	6/15/2040	AA	1,975	2,367,433
Cook Co GO	5.00%	11/15/2030	A+	1,000	1,190,920
Cook Co GO	5.00%	11/15/2031	A+	2,150	2,551,943
Cook Co GO	5.00%	11/15/2034	A+	500	588,510
Cook Co GO	5.00%	11/15/2035	A+	1,000	1,174,470
Cook Co GO	5.25%	11/15/2024	A+	1,500	1,556,775
Cook Co GO TCRS (BAM)	5.00%	11/15/2024	AA	10,000	10,788,000
CT State GO	4.00%	6/1/2037	A1	1,000	1,219,280
CT State GO	4.00%	6/15/2037	A1	975	1,147,292
CT State GO	4.00%	6/1/2038	A1	750	911,805
CT State GO	4.00%	6/1/2039	A1	600	727,578
CT State GO	5.00%	11/1/2027	A1	10,000	10,371,200

See Notes to Schedule of Investments.	55

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)
CT State GO	5.00%	11/1/2028	A1	$10,000	$10,362,800
CT State GO	5.00%	6/15/2032	A1	1,250	1,593,625
CT State GO	5.00%	6/15/2033	A1	1,250	1,585,500
CT State GO	5.00%	4/15/2036	A1	1,150	1,478,256
CT State GO	5.00%	6/15/2038	A1	1,000	1,252,050
CT State GO	5.00%	4/15/2039	A1	1,650	2,104,262
Hamilton Co Sch Dist GO	4.00%	1/15/2055	Aa2	7,000	7,862,330
Hillsborough Co	3.25%	8/1/2048	AAA	7,690	8,592,345
IL State GO	4.00%	10/1/2038	BBB-	2,500	2,713,350
IL State GO	4.00%	10/1/2039	BBB-	7,500	8,121,225
IL State GO	4.00%	11/1/2043	BBB-	1,470	1,563,463
IL State GO	4.00%	11/1/2044	BBB-	2,745	2,909,096
IL State GO	5.00%	3/1/2030	BBB-	6,500	6,695,000
IL State GO	5.00%	1/1/2033	BBB-	4,075	4,173,859
IL State GO	5.00%	1/1/2035	BBB-	6,200	6,836,430
IL State GO	5.00%	5/1/2038	BBB-	4,515	5,130,124
IL State GO	5.00%	1/1/2041	BBB-	3,580	3,907,212
IL State GO	5.50%	5/1/2030	BBB-	2,545	3,176,771
IL State GO	5.50%	7/1/2033	BBB-	9,470	10,121,347
IL State GO	5.50%	7/1/2038	BBB-	5,345	5,687,668
IL State GO	5.50%	5/1/2039	BBB-	8,250	9,990,337
Irvine USD - Spl Tax (BAM)	5.00%	9/1/2056	AA	500	589,115
King Co Pub Hsp - Snoqualmie Vly Hsp	5.00%	12/1/2038	NR	5,000	5,248,600
Los Angeles USD	4.00%	7/1/2032	Aa3	3,750	4,742,137
Los Angeles USD	4.00%	7/1/2033	Aa3	2,000	2,509,000
Luzerne Co GO (AGM)	5.00%	11/15/2029	AA	4,215	5,036,082
MA State GO	4.00%	5/1/2048	Aa1	1,000	1,171,660
MI Strategic Fund - I-75 AMT (AGM)	4.25%	12/31/2038	AA	2,500	2,980,625
Middletown CSD	5.25%	12/1/2040	AA	2,500	2,740,000
Midlothian Water Dist (AGM)	Zero Coupon	9/1/2022	AA	2,000	1,930,680
NJ State GO	4.00%	6/1/2031	A3	6,825	8,447,302
NJ State GO	4.00%	6/1/2032	A3	3,175	3,961,035
NJ Trans Trust Fund	Zero Coupon	12/15/2029	Baa1	15,365	12,668,596
NJ Trans Trust Fund (NPFGC)(FGIC)	Zero Coupon	12/15/2030	Baa1	7,010	5,750,443
NYC GO	5.00%	8/1/2027	AA	6,575	7,355,255
PA State GO	4.00%	9/15/2030	Aa3	10,000	11,694,800
PA State GO	4.00%	3/1/2037	Aa3	4,255	5,017,368
Philadelphia GO	5.00%	8/1/2036	A	8,990	10,978,678

56	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
General Obligation (continued)
Philadelphia GO	5.00%		8/1/2037	A		$3,250	$3,952,910
Philadelphia GO	5.25%		7/15/2031	A		2,000	2,268,240
Philadelphia GO	5.25%		7/15/2032	A		3,000	3,402,360
Philadelphia GO	5.25%		7/15/2033	A		1,000	1,134,120
Philadelphia Sch Dist	4.00%		9/1/2038	A2		2,200	2,571,382
Philadelphia Sch Dist	4.00%		9/1/2039	A2		5,600	6,521,368
Philadelphia Sch Dist	5.00%		9/1/2037	A2		1,200	1,426,740
Philadelphia Sch Dist	5.00%		9/1/2038	A2		1,000	1,186,560
Pittsburgh GO (BAM)	5.00%		9/1/2029	AA		1,100	1,292,214
Pittsburgh GO (BAM)	5.00%		9/1/2030	AA		1,585	1,861,963
Pittsburgh GO (BAM)	5.00%		9/1/2032	AA		1,160	1,362,698
PR Comwlth GO(b)	4.75%		7/1/2018	NR		370	275,188
PR Comwlth GO(b)	5.50%		7/1/2027	Ca		1,040	764,400
PR Comwlth GO(b)	5.50%		7/1/2039	Ca		3,000	2,197,500
PR Comwlth GO(b)	8.00%		7/1/2035	Ca		3,250	2,234,375
PR Pub Bldg Auth GTD (AGC)	5.00%		7/1/2036	AA		155	157,128
San Francisco Arpt AMT	5.25%		5/1/2042	A1		4,000	4,855,120
Stockton USD (AGM)	5.00%		7/1/2028	AA		750	798,795
Sweetwater UHSD (BAM)	5.00%		8/1/2027	AA		500	573,345
Tuscaloosa Co Brd of Ed	5.00%		8/1/2046	AA-		5,000	6,281,850
Union Co Util Auth - Covanta GTD AMT	4.75%		12/1/2031	AA+		4,000	4,107,520
Wilkes Barre PA School District (BAM)	5.00%		4/15/2059	AA		2,500	3,098,600
Yosemite CCD	5.00%		8/1/2029	Aa2		500	599,815
Total							451,973,968

Health Care 16.30%
Allegheny County Health Network	4.00%		4/1/2037	A		3,120	3,564,194
Allen Co - Bon Secours Mercy Hlth	5.00%		12/1/2046	A+		8,000	10,190,560
Allen Co Hsp - Catholic Hlth Ptnrs	5.00%		5/1/2033	A+		7,065	7,513,557
Antelope Valley Hlth	5.00%		3/1/2041	Ba3		3,000	3,079,260
Antelope Valley Hlth	5.00%		3/1/2046	Ba3		2,615	2,661,547
Baltimore Co - Riderwood Village	4.00%		1/1/2045	A	(d)	5,250	5,746,913
Baltimore Co - Riderwood Village	4.00%		1/1/2050	A	(d)	2,500	2,719,800
Berks Co IDA - Tower Hlth	4.00%		11/1/2038	BB+		5,000	5,055,300
Berks Co IDA - Tower Hlth	5.00%		11/1/2036	BB+		5,000	5,477,000
Berks Co IDA - Tower Hlth	5.00%	#(a)	2/1/2040	BB+		3,285	3,775,615
Berks Co IDA - Tower Hlth	5.00%		11/1/2044	BB+		10,000	10,190,000
CA Fin Auth - Standord Hlth	4.00%		8/15/2050	AA-		4,000	4,793,960

See Notes to Schedule of Investments.	57

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)
CA Hlth - CommonSpirit	4.00%	4/1/2044	BBB+		$3,750	$4,345,950
CA Hlth - CommonSpirit	4.00%	4/1/2045	BBB+		3,750	4,325,513
CA Hlth - CommonSpirit	4.00%	4/1/2049	BBB+		2,500	2,865,075
CA Hlth - Sutter Hlth	4.00%	11/15/2042	A+		2,000	2,280,940
CA Htlh - Emante Hlth	4.00%	4/1/2045	A		6,050	7,066,763
CA Muni Fin - Cmnty Med Ctrs	5.00%	2/1/2047	A-		6,940	8,050,747
CA Stwde - Eskaton Pptys	5.25%	11/15/2034	BBB		1,875	1,951,781
CA Stwde - Huntington Memorial Hosp	4.00%	7/1/2048	A-		4,500	5,080,590
CA Stwde - John Muir Hlth	4.00%	12/1/2057	A+		2,500	2,609,950
CA Stwde - Loma Linda Univ Med Ctr	5.50%	12/1/2054	BB-		6,875	7,604,300
CA Stwde - Loma Linda Univ Med Ctr†	5.50%	12/1/2058	BB-		3,375	3,940,110
CO Hlth Fac Auth - CommonSpirit	4.00%	8/1/2038	BBB+		1,850	2,153,659
CO Hlth Facs - CommonSpirit	5.00%	8/1/2044	BBB+		3,000	3,678,540
Cobb CO Kennestone Hsp - Wellstar Hlth	4.00%	4/1/2050	A		5,750	6,678,625
Crawford Hsp Auth - Meadville Med	6.00%	6/1/2046	NR		950	1,045,333
Crawford Hsp Auth - Meadville Med	6.00%	6/1/2051	NR		1,115	1,221,895
CT Hlth & Ed - Yale New Haven Hsp	5.00%	7/1/2028	AA-		500	573,960
CT Hlth - Nuvance	4.00%	7/1/2041	A-		3,180	3,572,348
CT Hlth - Nuvance	4.00%	7/1/2049	A-		20,170	22,283,009
Cuyahoga Co Hsp - Metrohealth	5.00%	2/15/2057	BBB-		1,000	1,135,100
Cuyahoga Co Hsp - Metrohealth	5.50%	2/15/2052	BBB-		8,925	10,602,632
Cuyahoga Co Hsp - Metrohealth	5.50%	2/15/2057	BBB-		5,250	6,204,292
Denver Hlth & Hsp Auth	5.25%	12/1/2045	BBB		700	753,585
Duluth Econ Dev Auth - Essentia Health	5.25%	2/15/2053	A-		2,870	3,450,371
Duluth Econ Dev Auth - Essentia Health	5.25%	2/15/2058	A-		22,000	26,322,780
Escambia Co - Baptist Hlth	4.00%	8/15/2050	BBB+		12,360	13,642,103
Fairview Health Services	5.00%	11/15/2049	A+		5,400	6,584,760
Franklin Co Hlth - OPRS Cmntys	6.125%	7/1/2040	NR		290	314,940
Franklin Co Hlth - OPRS Cmntys	6.125%	7/1/2040	BBB	(d)	4,590	4,791,180
Gainesville & Hall Co Hsp - NE GA Hlth	5.00%	2/15/2030	A		3,345	4,465,742
Gainesville & Hall Co Hsp - NE GA Hlth	5.00%	2/15/2032	A		5,545	7,246,927
Gainesville & Hall Co Hsp–NE GA Hlth GTD	5.50%	8/15/2054	AA-		5,225	6,100,449
Greenville Hlth Sys	5.00%	5/1/2034	A		3,970	4,408,685
Guadalupe Co - Seguin City Hsp	5.00%	12/1/2045	BB		2,000	2,095,360
Hillsborough Co IDA - Tampa General	4.00%	8/1/2045	Baa1		9,280	10,745,405
IL Fin Auth - Centegra Hlth	5.00%	9/1/2034	AA+		235	266,758
IL Fin Auth - Univ of Illinois Hlth	4.00%	10/1/2040	BBB+		1,030	1,163,457
IL Fin Auth - Univ of Illinois Hlth	4.00%	10/1/2050	BBB+		2,500	2,760,850

58	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)
IL Fin Auth - Univ of Illinois Hlth	4.00%	10/1/2055	BBB+		$2,785	$3,060,047
IN Fin Auth - Major Hsp	5.00%	10/1/2029	Baa3		1,500	1,697,880
LA Stwde - Childrens Med Ctr	4.00%	6/1/2050	A+		3,775	4,379,529
La Verne COP - Brethren Hillcrest Homes	5.00%	5/15/2036	BBB-	(d)	1,350	1,451,304
Lee Memorial Hlth System	4.00%	4/1/2049	A+		5,500	6,171,165
Lucas Co Hsp - ProMedica Hlth	5.25%	11/15/2048	BBB		7,350	8,548,270
MA DFA - Atrius Hlth	4.00%	6/1/2049	BBB		4,480	4,927,910
MA DFA - Atrius Hlth	5.00%	6/1/2039	BBB		2,000	2,415,580
MA DFA - Boston Med Ctr	5.00%	7/1/2031	BBB		1,980	2,327,094
MA DFA - Boston Med Ctr	5.00%	7/1/2035	BBB		5,115	5,949,819
MA DFA - CareGroup	5.00%	7/1/2048	A		4,000	4,755,080
MA DFA - Partners Hlth	4.00%	7/1/2041	AA-		5,000	5,767,000
MA DFA - Wellforce Hlth	4.00%	7/1/2035	BBB+		2,000	2,245,520
MA DFA - Wellforce Hlth	5.00%	7/1/2039	BBB+		2,685	3,219,422
MA DFA - Wellforce Hlth (AGM)	4.00%	10/1/2045	AA		1,685	1,972,798
Martin Co Hlth - Cleveland Clinic	4.00%	1/1/2046	AA		5,000	5,809,450
Martin Co Hlth - Martin Mem Med	5.50%	11/15/2032	NR		930	972,631
Martin Hsp Dist	7.25%	4/1/2036	BBB	(d)	3,250	3,281,525
MD Hlth & HI Ed - Adventist	5.50%	1/1/2046	Baa3		10,000	11,870,500
MD Hlth & HI Ed - Doctors	5.00%	7/1/2038	Baa3		7,080	8,033,605
MD Hlth & HI Ed - Mercy Med Ctr	5.00%	7/1/2036	BBB+		1,320	1,512,760
MD Hlth & HI Ed - Mercy Med Ctr	5.00%	7/1/2038	BBB+		2,250	2,568,870
MD Hlth & Hi Ed - Mercy Med Ctr	6.25%	7/1/2031	BBB+		11,635	11,955,079
ME Hlth & HI Ed - Mainegeneral Hlth	6.00%	7/1/2026	Ba3		620	631,135
ME Hlth & HI Ed - Mainegeneral Hlth	6.75%	7/1/2036	Ba3		400	407,508
ME Hlth & Hi Ed - MaineGeneral Hlth	7.50%	7/1/2032	Ba3		11,150	11,409,683
Mesquite Hlth - Christian Care Ctrs	5.125%	2/15/2042	B+	(d)	1,000	859,600
MI Fin Auth - Trinity Health	4.00%	12/1/2049	AA-		6,000	6,919,500
MI Hosp Fin Auth - Ascension Hlth	5.00%	11/15/2047	AA+		4,000	5,119,560
MO Hlth Ed - Mercy Hlth	4.00%	6/1/2053	A+		22,000	25,289,440
MO Hlth Ed - Mosaic Hlth	4.00%	2/15/2054	A1		4,450	5,068,239
Montgomery Co Hgr Ed - Thomas Jeff U	4.00%	9/1/2049	A		3,960	4,406,767
Montgomery Co Hosp - Premier	4.00%	11/15/2042	Baa1		8,440	9,276,235
Montgomery Co Hosp - Premier	4.00%	11/15/2045	Baa1		3,900	4,252,170
Montgomery Co IDA - ACTS Retirement	5.00%	11/15/2024	A-	(d)	3,150	3,358,089
Montgomery Co IDA - ACTS Retirement	5.00%	11/15/2025	A-	(d)	1,300	1,385,878
Montgomery Co IDA - Jefferson Hlth	5.00%	10/1/2027	Aa3		4,500	4,770,585
Montgomery Co IDA - Whitemarsh	5.375%	1/1/2050	NR		1,070	1,121,328

See Notes to Schedule of Investments.	59

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)
MT St Fac Fin Auth - Kalispell Med Ctr	5.00%	7/1/2043	BBB		$4,000	$4,705,120
MT St Fac Fin Auth - Kalispell Med Ctr	5.00%	7/1/2048	BBB		5,760	6,696,403
Muskingum Co Hsp - Genesis Hlthcare	5.00%	2/15/2044	BB+		2,650	2,760,134
Nassau Co LEAC - Catholic Hlth LI	5.00%	7/1/2034	A-		1,100	1,227,380
Nassau Co LEAC - Catholic Hlth Svcs	5.00%	7/1/2029	A-		1,000	1,130,470
Nassau Co LEAC - Catholic Hlth Svcs	5.00%	7/1/2030	A-		580	653,521
Nassau Co LEAC - Catholic Hlth Svcs	5.00%	7/1/2031	A-		1,620	1,820,459
NE Ed Hlth - Immanuel	4.00%	1/1/2049	AA	(d)	10,000	11,002,200
NH Hlth & Ed - Dartmouth Hitchcock	5.00%	8/1/2059	A		3,110	4,833,313
NJ Hlth - St Peters Univ Hsp	5.75%	7/1/2037	BB+		5,000	5,015,350
NJ Hlth - Univ Hosp (AGM)	5.00%	7/1/2029	AA		135	157,009
NM Hsp - Haverland	5.00%	7/1/2049	BBB-	(d)	3,375	3,702,983
NY Dorm - Montefiore	4.00%	8/1/2036	BBB		1,450	1,613,154
NY Dorm - Montefiore	4.00%	8/1/2038	BBB		1,765	1,953,714
NY Dorm - Montefiore	5.00%	8/1/2033	BBB		1,000	1,206,370
NY Dorm - Montefiore	5.00%	8/1/2034	BBB		1,010	1,215,818
NY Dorm - Montefiore	5.00%	8/1/2035	BBB		1,000	1,201,090
NY Dorm - Montefiore Ob Group	5.00%	8/1/2030	BBB		3,040	3,733,211
NY Dorm - Orange Reg Med Ctr†	5.00%	12/1/2031	BBB-		1,300	1,555,489
NY Dorm - Orange Reg Med Ctr†	5.00%	12/1/2036	BBB-		1,000	1,170,110
NY Dorm - Orange Reg Med Ctr†	5.00%	12/1/2040	BBB-		1,300	1,471,340
NY Dorm - Orange Regl Med Ctr†	5.00%	12/1/2037	BBB-		1,000	1,165,740
NYC Hlth & Hsp Corp	5.00%	2/15/2025	Aa3		2,400	2,410,752
NYC Hlth & Hsp Corp	5.00%	2/15/2030	Aa3		5,640	5,665,267
NYC IDA - Yankee Stadium	3.00%	3/1/2049	Baa1		5,980	6,245,751
OH Hsp - University Hospitals	4.00%	1/15/2050	A		12,000	13,533,240
OK DFA - OU Med	5.50%	8/15/2057	Baa3		7,090	8,466,382
OK DFA - OU Med (AGM)	4.00%	8/15/2048	AA		4,000	4,502,160
Oneida Co - Mohawk Valley Hlth (AGM)	4.00%	12/1/2049	AA		4,500	5,134,680
Oroville - Oroville Hsp	5.25%	4/1/2039	BB		1,000	1,121,520
Oroville - Oroville Hsp	5.25%	4/1/2054	BB		1,000	1,096,710
PA Hi Ed - U Penn Hlth	4.00%	8/15/2049	AA		12,000	13,963,680
Palm Beach Co Hlth - Lifespace	5.00%	5/15/2053	BBB	(d)	2,375	2,593,714
Palomar Hlth	5.00%	11/1/2036	BBB		6,025	6,995,748
Palomar Hlth	5.00%	11/1/2039	BBB		5,500	6,339,960
Pell City Spl Care Facs - Noland Hlth	5.00%	12/1/2031	A		4,845	5,013,218
Philadelphia Hsps - Temple Univ Hlth	5.00%	7/1/2031	BBB-		1,000	1,162,100
Philadelphia Hsps - Temple Univ Hlth	5.00%	7/1/2032	BBB-		1,000	1,159,820

60	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)
Philadelphia Hsps - Temple Univ Hlth	5.00%	7/1/2033	BBB-		$2,950	$3,414,124
Philadelphia Hsps - Temple Univ Hlth	5.625%	7/1/2036	BBB-		1,250	1,327,475
Pulaski Co Pub Facs - Baptist Hlth	5.00%	12/1/2039	A		5,750	6,453,915
San Buenaventura - Cmnty Mem Hlth	8.00%	12/1/2026	BB		950	1,008,976
Savannah Hosp - St.Joseph’s/Candler	4.00%	7/1/2043	A3		5,000	5,700,500
Savannah Hosp Auth - St.Joseph’s/Candler	4.00%	7/1/2039	A3		2,500	2,881,725
Tampa Hlth & Ed - Moffit Cancer	4.00%	7/1/2045	A2		3,960	4,572,176
Tampa Hlth & Ed - Moffit Cancer	5.00%	7/1/2050	A2		5,350	6,665,458
UCal Med Ctr	5.25%	5/15/2038	AA-		660	732,217
VT Ed & Hlth - Univ of VT Med Ctr	5.00%	12/1/2035	A		4,500	5,393,115
WA Hlth Care - Overlake Hsp	5.00%	7/1/2038	A		4,000	4,476,840
Westchester CO Hlth Care	6.00%	11/1/2030	Baa2		110	110,426
Westchester CO Hlth Care	6.125%	11/1/2037	Baa2		30	30,121
WI Hlth & Ed - Marshfield Hlth Sys	4.00%	2/15/2050	A-		7,580	8,208,079
WI Hlth & Ed - Sauk-Prarie Mem Hsp	5.375%	2/1/2048	B1		840	859,530
WI PFA - ACTS	5.00%	11/15/2041	A-	(d)	1,125	1,347,379
WI PFA - Alabama Proton†	6.85%	10/1/2047	NR		2,160	2,491,430
Total						659,389,291

Housing 2.58%
Alachua Co Hlth - Oak Hammock	8.00%	10/1/2042	NR		300	328,905
CA HFA - MFH	4.00%	3/20/2033	BBB+		18,510	20,876,728
CA HFA - MFH	4.25%	1/15/2035	BBB+		6,868	7,946,595
CA Muni Fin - Caritas Affordable Hsg	5.25%	8/15/2039	A-		650	724,529
CA Muni Fin - UC Berkeley Hsg	5.00%	6/1/2050	Baa3		1,410	1,492,838
Fed Home Loan Mtg Corp	4.60%	12/15/2044	AA+		5,500	5,953,750
LA HFA - Gmf-LA Chateau	8.00%	9/1/2039	CCC		1,285	1,128,873
LA Pub Facs Auth - Provident LSU	5.00%	7/1/2059	A3		2,500	2,952,300
MI HDA	3.60%	10/1/2060	AA		6,330	6,791,837
NY State Hsg	3.15%	11/1/2054	Aa2		2,375	2,469,097
NYC HDC	2.55%	11/1/2045	AA+		23,000	23,271,170
NYC HDC	2.80%	2/1/2050	Aa2		10,000	10,287,000
NYC HDC	3.35%	11/1/2065	AA+		8,870	9,210,874
NYS HFA	2.50%	11/1/2045	Aa2		6,000	6,111,000
Phoenix IDA - ASU Std Hsg	5.00%	7/1/2037	Baa3		1,000	1,105,690
Toledo/Lucas Port Auth - Univ Toledo	5.00%	7/1/2034	BBB-		1,000	1,039,500
Toledo/Lucas Port Auth - Univ Toledo	5.00%	7/1/2039	BBB-		1,500	1,545,795
Toledo/Lucas Port Auth - Univ Toledo	5.00%	7/1/2046	BBB-		1,000	1,024,430
Total						104,260,911

See Notes to Schedule of Investments.	61

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Lease Obligations 6.72%
CA Pub Wks - Judicial Council	5.00%	12/1/2028	Aa3	$5,600	$5,848,304
CA Pub Wks - Various Cap Proj	5.00%	10/1/2028	Aa3	535	554,399
CA Pub Wks - Various Cap Proj	5.00%	4/1/2033	Aa3	8,500	8,972,090
CA Pub Wks - Various Cap Proj	5.125%	10/1/2031	Aa3	2,500	2,592,950
Erie Co IDA - Buffalo Sch Dist	5.00%	5/1/2026	AA	6,430	7,093,254
Erie Co IDA - Buffalo Sch Dist	5.25%	5/1/2028	AA	7,000	7,111,720
IL Sports Facs Auth (AGM)	5.00%	6/15/2027	AA	3,500	3,939,250
IL Sports Facs Auth (AGM)	5.00%	6/15/2028	AA	865	970,141
IN Fin Auth - OH River Brdgs AMT	5.00%	7/1/2035	BBB+	6,500	7,009,275
IN Fin Auth - OH River Brdgs AMT	5.00%	7/1/2040	BBB+	3,000	3,219,420
IN Fin Auth - OH River Brdgs AMT	5.00%	7/1/2044	BBB+	6,145	6,567,346
IN Fin Auth - Stadium	5.25%	2/1/2032	AA+	5,000	5,958,150
KY Bond Dev Corp - Lexington Conv	4.00%	9/1/2048	A+	6,645	7,301,260
Los Angeles USD COP	5.00%	10/1/2025	A	1,000	1,077,380
Met Pier & Expo Auth - Mccormick Place (AGM)	Zero Coupon	12/15/2056	AA	10,250	3,122,253
Met Pier & Expo Auth - Mccormick Place (NPFGC)(FGIC)	Zero Coupon	12/15/2032	BBB	3,575	2,669,488
MI Fin Auth - Wayne Co Criminal Justice	4.00%	11/1/2048	Aa3	3,500	4,025,455
MI St Bldg Auth	4.00%	4/15/2054	Aa2	6,500	7,571,460
NJ Ed Facs - Higher Ed	4.00%	9/1/2029	Baa1	5,445	5,873,086
NJ EDA - Bldgs	5.00%	6/15/2036	Baa1	1,285	1,526,567
NJ EDA - Bldgs	5.00%	6/15/2047	Baa1	6,050	7,059,140
NJ EDA - Goethals Brdg AMT	5.625%	1/1/2052	BBB	7,500	8,326,500
NJ EDA - Sch Facs	4.75%	6/15/2031	Baa1	1,550	1,797,675
NJ EDA - Sch Facs	5.00%	3/1/2028	Baa1	4,320	4,646,894
NJ EDA - Sch Facs	5.00%	6/15/2041	Baa1	5,050	5,819,923
NJ EDA - Sch Facs	5.00%	6/15/2042	Baa1	4,930	5,731,815
NJ EDA - Sch Facs	5.50%	6/15/2031	Baa1	1,450	1,765,172
NJ EDA - State House	5.00%	6/15/2043	Baa1	4,500	5,347,035
NJ EDA - Transit	5.00%	11/1/2044	Baa1	5,500	6,595,435
NJ Trans Trust Fund	Zero Coupon	12/15/2028	Baa1	10,000	8,533,000
NJ Trans Trust Fund	Zero Coupon	12/15/2031	Baa1	1,935	1,490,918
NJ Trans Trust Fund	Zero Coupon	12/15/2037	Baa1	3,390	2,101,529
NJ Trans Trust Fund	Zero Coupon	12/15/2038	Baa1	6,760	4,033,895
NJ Trans Trust Fund	4.00%	12/15/2031	Baa1	2,125	2,441,073
NJ Trans Trust Fund	4.00%	6/15/2044	Baa1	13,435	14,879,397

62	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Lease Obligations (continued)
NJ Trans Trust Fund	4.00%	6/15/2050	Baa1		$20,485	$22,484,131
NJ Trans Trust Fund	5.00%	12/15/2023	Baa1		4,425	4,978,612
NJ Trans Trust Fund	5.00%	6/15/2030	A+		3,000	3,500,580
NJ Trans Trust Fund	5.00%	6/15/2031	A+		2,400	2,786,568
NJ Trans Trust Fund	5.00%	12/15/2035	Baa1		4,200	5,112,240
NJ Trans Trust Fund	5.00%	12/15/2036	Baa1		3,500	4,238,430
NJ Trans Trust Fund	5.00%	6/15/2038	Baa1		6,760	7,093,268
NJ Trans Trust Fund	5.00%	6/15/2042	Baa1		2,215	2,318,573
NJ Trans Trust Fund	5.00%	6/15/2046	Baa1		12,655	14,940,999
NJ Trans Trust Fund (NPFGC)(FGIC)	Zero Coupon	12/15/2031	Baa1		3,995	3,179,740
NYC TFA - Bldg Aid	5.00%	7/15/2030	AA		10,000	10,669,000
NYC TFA - Bldg Aid	5.00%	7/15/2031	AA		6,000	6,408,060
NYC TFA - Bldg Aid	5.00%	7/15/2035	AA		545	673,876
Sacramento City Fing Auth (AMBAC)	5.25%	12/1/2023	AA-		3,150	3,616,735
St Louis Fin Corp - Convention Center (AGM)	5.00%	10/1/2045	AA		2,500	3,129,075
St Louis Fin Corp - Convention Center (AGM)	5.00%	10/1/2049	AA		2,625	3,255,525
Total						271,958,061

Other Revenue 4.14%
CA Infra & Econ Dev - Acad Motion Pict	5.00%	11/1/2041	Aa2		2,500	2,752,800
CA Infra & Econ Dev - Gladstone Inst	5.25%	10/1/2034	A	(d)	8,100	8,400,024
CA Infra & Econ Dev - Museum of Nat Hist	4.00%	7/1/2050	A2		4,000	4,593,240
CA Sch Fin Auth - Green Dot Charter†	5.00%	8/1/2048	BBB-		1,650	1,929,378
City of Miami Beach - Parking Revs (BAM)	5.00%	9/1/2040	AA		2,000	2,330,060
Clifton Higher Ed - IDEA Pub Schs	5.00%	8/15/2042	A-		275	287,771
Clifton Higher Ed - IDEA Pub Schs	6.00%	8/15/2043	A-		1,000	1,106,730
Clifton Higher Ed - Intl Ldrshp Sch	6.125%	8/15/2048	NR		7,825	9,060,333
DC Rev - Friendship Pub Chtr Sch	5.00%	6/1/2032	BBB		500	527,375
DC Rev - Friendship Pub Chtr Sch	5.00%	6/1/2041	BBB		1,935	2,173,779
DC Rev - KIPP Chtr Sch	6.00%	7/1/2043	NR		1,000	1,142,580
DC Rev - KIPP Chtr Sch	6.00%	7/1/2048	NR		1,000	1,142,580
FL DFC - Mater Admy	5.00%	6/15/2050	BBB		2,135	2,425,766
FL DFC - Mater Admy	5.00%	6/15/2055	BBB		1,500	1,693,395
FL DFC - Renaissance Chtr Sch	7.625%	6/15/2041	NR		5,500	5,682,105
Grand River Hosp Dist (AGM)	5.25%	12/1/2034	AA		1,000	1,219,850
Grand River Hosp Dist (AGM)	5.25%	12/1/2035	AA		1,000	1,208,320

See Notes to Schedule of Investments.	63

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Other Revenue (continued)
Grand River Hosp Dist (AGM)	5.25%		12/1/2037	AA	$1,160	$1,384,715
Houston Hi Ed - Cosmos Fndtn	5.00%		2/15/2032	BBB	100	103,705
Houston HI Ed - Cosmos Fndtn	5.00%		2/15/2042	BBB	775	799,591
IL Fin Auth - Noble Chrter Schs	6.125%		9/1/2039	BBB	6,000	6,555,720
Indianapolis Local Pub Impt Bd Bk	5.00%		2/1/2031	AA-	7,120	8,044,318
KY Public Energy Auth - Peak Energy	4.00%	#(a)	2/1/2050	A2	11,660	13,896,155
Long Beach Nat Gas - ML	1.599% (3 Mo. LIBOR * ..67 + 1.45%)	#	11/15/2027	A2	9,000	9,196,560
Lower AL Gas Dist - Goldman Sachs	4.00%	#(a)	12/1/2050	A3	2,000	2,309,660
Lower AL Gas Dist - Goldman Sachs	5.00%		9/1/2046	A3	12,500	18,714,000
Main St Nat Gas - Macquarie	5.00%		5/15/2037	A3	2,990	4,230,790
Main St Nat Gas - Macquarie	5.00%		5/15/2043	A3	3,250	3,911,407
Main St Nat Gas - Macquarie	5.00%		5/15/2049	A3	8,150	12,306,581
Maricopa Co IDA - Legacy Schools†	5.00%		7/1/2049	BB+	1,165	1,313,339
Maricopa Co IDA - Legacy Schools†	5.00%		7/1/2054	BB+	1,000	1,123,390
Met Boston Trans Pkg Corp	5.25%		7/1/2033	A1	11,000	11,249,920
MI Fin Auth - Bradford Admy	4.30%		9/1/2030	NR	360	371,477
MI Fin Auth - Bradford Admy	4.80%		9/1/2040	NR	565	584,391
MI Fin Auth - Bradford Admy	5.00%		9/1/2050	NR	925	956,450
Middlesex Co Impt Auth - Heldrich Ctr(b)	6.125%		1/1/2025	NR	1,250	25,000
Middlesex Co Impt Auth - Heldrich Ctr(b)	6.25%		1/1/2037	NR	1,700	34,000
NJ EDA - Team Academy	6.00%		10/1/2043	BBB	3,500	3,861,305
NYC Cultural - Lincoln Center	4.00%		12/1/2033	A	2,000	2,407,300
NYC Cultural - Lincoln Center	4.00%		12/1/2035	A	1,750	2,089,588
NYC Cultural - Lincoln Center	5.00%		12/1/2031	A	1,250	1,667,075
NYC Cultural - Whitney Museum	5.25%		7/1/2026	A+	500	500,145
San Antonio Hotel & Conv Ctr AMT (AMBAC)	5.00%		7/15/2039	A3	7,000	7,004,060
TX Muni Gas Acq & Supply - Macquarie	5.00%		12/15/2031	A3	4,785	5,122,247
Total						167,438,975

Special Tax 1.56%
Allentown Neighborhood Impt	5.00%		5/1/2027	Baa3	250	261,690
Allentown Neighborhood Impt†	5.00%		5/1/2032	Ba3	1,845	2,025,884
Allentown Neighborhood Impt	5.00%		5/1/2035	Baa3	4,800	4,982,928
CT Spl Tax - Trans Infra	5.00%		8/1/2034	A+	3,600	4,236,624
CT Spl Tax - Trans Infra	5.00%		1/1/2037	A+	7,000	8,700,020
CT Spl Tax - Trans Infra	5.00%		1/1/2038	A+	4,250	5,270,553

64	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Special Tax (continued)
Gramercy Farms CDD~	Zero Coupon	5/1/2039	NR		$3,625	$1,993,750
Gramercy Farms Cmnty Dev Dist(b)	5.25%	5/1/2039	NR		1,340	214	(c)
Inland Valley Redev Agy	5.25%	9/1/2037	A-		4,875	5,489,104
Irvine CFD - Great Park	5.00%	9/1/2044	NR		500	560,575
NJ EDA - Kapkowski Rd Landfill	6.50%	4/1/2028	Ba2		2,325	2,566,219
NYC IDA - Yankee Stadium	4.00%	3/1/2045	Baa1		3,600	4,152,168
PA COP	4.00%	7/1/2046	A		2,375	2,694,651
Rancho Cucamonga Redev Agy (AGM)	5.00%	9/1/2030	AA		1,500	1,737,450
Rancho Cucamonga Redev Agy (AGM)	5.00%	9/1/2031	AA		1,400	1,620,318
Riverside RDA - Housing	Zero Coupon	10/1/2041	A		11,195	15,499,701
San Jose Spl Tax - Conv Ctr	5.50%	5/1/2024	A+		660	667,306
Stone Canyon CID(b)	5.70%	4/1/2022	NR		1,000	260,000
Stone Canyon CID(b)	5.75%	4/1/2027	NR		1,300	338,000
Total						63,057,155

Tax Revenue 4.66%
Casino Reinv Dev Auth	5.25%	11/1/2039	BBB+		3,300	3,464,802
Casino Reinv Dev Auth	5.25%	11/1/2044	BBB+		1,950	2,034,571
Chicago Brd Ed - CIT	5.00%	4/1/2042	A-	(d)	1,800	2,021,292
Chicago Trans Auth	5.00%	12/1/2046	A+		2,835	3,315,221
Chicago Trans Auth	5.25%	12/1/2049	AA		10,000	11,475,000
City of Sparks - Legends at Sparks Marina†	2.50%	6/15/2024	Ba2		340	341,598
City of Sparks - Legends at Sparks Marina†	2.75%	6/15/2028	Ba2		750	756,008
Cook Co Sales Tax	4.00%	11/15/2034	AA-		3,750	4,199,587
CT Spl Tax - Trans Infra	4.00%	5/1/2036	A+		2,500	2,977,975
CT Spl Tax - Trans Infra	4.00%	5/1/2039	A+		3,150	3,719,047
Hudson Yards	5.75%	2/15/2047	AA-		355	357,102
MA Sch Bldg Auth - Sales Tax	4.00%	2/15/2043	AA		1,000	1,173,780
Met Atlanta Rapid Trans Auth	3.25%	7/1/2039	AA+		2,330	2,576,258
Met Pier & Expo Auth - Mccormick Place	5.50%	6/15/2053	BBB		4,415	4,934,469
Met Pier & Expo Auth - McCormick Place (AGM)	Zero Coupon	6/15/2045	AA		3,380	1,591,304
Met Pier & Expo Auth - McCormick Place (AGM)	Zero Coupon	6/15/2046	AA		1,595	719,792
Met Pier & Expo Auth - McCormick Place (NPFGC)(FGIC)	Zero Coupon	12/15/2030	BBB		10,505	8,424,590
Met Pier & Expo Auth - Mccormick Place (NPFGC)(FGIC)	Zero Coupon	12/15/2036	BBB		20,000	12,928,400

See Notes to Schedule of Investments.	65

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Tax Revenue (continued)
Met Pier & Expo Auth - Mccormick Place (NPFGC)(FGIC)	Zero Coupon	12/15/2037	BBB		$15,000	$9,330,000
Met Pier & Expo Auth - McCormick Place TCRS (BAM)	5.00%	6/15/2053	AA		915	998,970
NY UDC - PIT	3.00%	3/15/2050	AA+		17,500	18,570,300
NY UDC - PIT	5.00%	3/15/2033	AA+		750	821,272
NYC TFA - Future Tax	4.00%	5/1/2037	AAA		3,000	3,464,550
NYC TFA - Future Tax	4.00%	8/1/2042	AAA		1,000	1,145,660
NYC TFA - Future Tax	4.00%	5/1/2044	AAA		1,000	1,147,910
NYC TFA - Future Tax	5.00%	2/1/2036	AAA		1,000	1,131,410
PR Corp Sales Tax	Zero Coupon	7/1/2029	NR		1,271	1,080,998
PR Corp Sales Tax	Zero Coupon	7/1/2031	NR		2,122	1,653,526
PR Corp Sales Tax	Zero Coupon	7/1/2033	NR		2,549	1,828,347
PR Corp Sales Tax	Zero Coupon	7/1/2051	NR		2,798	626,528
PR Corp Sales Tax	4.329%	7/1/2040	NR		8,303	9,018,220
PR Corp Sales Tax	4.329%	7/1/2040	NR		7,602	8,251,515
PR Corp Sales Tax	4.536%	7/1/2053	NR		39	42,405
PR Corp Sales Tax	4.55%	7/1/2040	NR		129	141,915
PR Corp Sales Tax	4.75%	7/1/2053	NR		3,940	4,339,752
PR Corp Sales Tax	4.784%	7/1/2058	NR		1,067	1,175,770
PR Corp Sales Tax	5.00%	7/1/2058	NR		23,033	25,725,558
Reno Cap Impt (AGM)	4.00%	6/1/2043	AA		4,725	5,296,347
Reno Cap Impt (AGM)	4.00%	6/1/2046	AA		6,800	7,578,736
San Jose Spl Tax - Conv Ctr	5.50%	5/1/2026	A+		275	277,987
San Jose Spl Tax - Conv Ctr	6.125%	5/1/2031	A+		4,190	4,231,271
San Jose Spl Tax - Conv Ctr	6.50%	5/1/2036	A+		530	534,881
Sonoma Marin Area Rail	5.00%	3/1/2028	AA		510	538,790
VA Small Bus Fin - NTL Senior Lvg	4.00%	1/1/2045	A	(d)	4,000	4,454,360
VT Edu Loan Rev AMT	3.375%	6/15/2036	A		4,425	4,612,133
Yorba Linda Redev Agy	6.00%	9/1/2026	NR		1,145	1,188,556
Yorba Linda Redev Agy	6.50%	9/1/2032	NR		2,250	2,342,340
Total						188,560,803

Tobacco 4.68%
Buckeye Tobacco	Zero Coupon	6/1/2057	NR		19,000	2,895,220
Buckeye Tobacco	5.00%	6/1/2055	NR		39,000	44,153,850
Golden St Tobacco	5.00%	6/1/2029	BBB		2,500	3,079,025
Golden St Tobacco	5.00%	6/1/2030	Aa3		500	550,830

66	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Tobacco (continued)
Golden St Tobacco	5.00%	6/1/2047	NR	$7,500	$7,780,650
Golden St Tobacco	5.00%	6/1/2047	NR	8,130	8,434,225
Golden St Tobacco	5.25%	6/1/2047	NR	4,375	4,557,175
Los Angeles Co Tobacco	Zero Coupon	6/1/2055	NR	9,000	1,692,180
Los Angeles Co Tobacco	4.00%	6/1/2049	BBB+	6,770	7,868,839
Los Angeles Co Tobacco	5.00%	6/1/2049	BBB-	250	306,770
MI Tob Settlement	Zero Coupon	6/1/2058	NR	25,000	1,096,750
MI Tob Settlement	4.00%	6/1/2049	BBB+	3,365	3,823,212
MI Tob Settlement	5.00%	6/1/2049	BBB-	4,000	4,864,720
Nassau Co Tobacco	Zero Coupon	6/1/2060	NR	20,000	988,800
Nthrn CA Tobacco	5.50%	6/1/2045	B-	3,000	3,014,190
PA Tob Settlement (AGM)	4.00%	6/1/2039	AA	15,000	17,300,250
Railsplitter Tobacco Settlement Auth	5.00%	6/1/2027	A	3,325	4,053,341
Railsplitter Tobacco Settlement Auth	6.00%	6/1/2028	NR	5,625	5,758,594
San Diego Co Tobacco	5.00%	6/1/2048	BBB+	1,500	1,875,105
San Diego Co Tobacco	5.00%	6/1/2048	BBB-	9,700	11,797,043
Suffolk Tobacco Asset Sec Corp	5.375%	6/1/2028	NR	5,895	5,896,886
Tobacco Settlement Auth IA	5.50%	6/1/2042	B-	205	207,778
Tobacco Settlement Auth WA	5.25%	6/1/2032	A-	2,000	2,042,980
Tobacco Settlement Fin Corp LA	5.25%	5/15/2035	A-	2,310	2,519,194
Tobacco Settlement Fin Corp NJ	3.20%	6/1/2027	BBB	1,535	1,577,811
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2031	A-	4,605	5,882,335
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2033	A-	1,000	1,262,190
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2046	BB+	3,760	4,391,793
Tobacco Settlement Fin Corp NJ	5.25%	6/1/2046	BBB+	8,900	10,849,278
Tobacco Settlement Fin Corp VA	5.00%	6/1/2047	B-	7,540	7,570,386
TSASC	5.00%	6/1/2023	B-	3,400	3,490,440
TSASC	5.00%	6/1/2035	A-	1,390	1,670,182
TSASC	5.00%	6/1/2048	NR	5,550	5,944,882
Total					189,196,904

Transportation 23.39%
AL Port Auth (AGM)	5.00%	10/1/2036	AA	750	921,105
AL Port Auth AMT (AGM)	5.00%	10/1/2034	AA	2,000	2,425,480
AL Port Auth AMT (AGM)	5.00%	10/1/2035	AA	2,000	2,419,960
Alameda Corridor Trsp Auth (AGM)	5.00%	10/1/2034	AA	3,650	4,349,705
Atlanta Arpt - PFC	5.00%	1/1/2028	Aa3	2,000	2,266,020
Atlanta Arpt - PFC	5.00%	1/1/2031	Aa3	4,000	4,497,720

See Notes to Schedule of Investments.	67

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Transportation (continued)
Atlanta Arpt AMT	4.00%	7/1/2039	Aa3		$2,250	$2,612,587
Bay Area Toll Auth	4.00%	4/1/2049	AA-		4,860	5,512,455
CA Muni Fin - LINXS (AGM) AMT	4.00%	12/31/2047	AA		3,630	4,028,937
CA Muni Fin - LINXS AMT	4.00%	12/31/2047	BBB-	(d)	14,450	15,789,226
CA Muni Fin Auth - LINXS AMT	5.00%	12/31/2038	BBB-	(d)	5,000	5,976,850
Canaveral FL Port Auth AMT	5.00%	6/1/2045	A3		4,630	5,272,274
Canaveral Port Auth	5.00%	6/1/2048	A3		4,890	5,652,449
Central TX Mobility Auth	5.00%	1/1/2042	BBB+		6,185	6,773,998
Central TX Mobility Auth	5.00%	1/1/2045	A-		4,500	5,137,110
Central TX Tpk	5.00%	8/15/2033	A-		5,750	6,549,135
Central TX Tpk	5.00%	8/15/2037	A-		1,000	1,133,130
Charlotte Arpt	5.00%	7/1/2033	Aa3		575	586,701
Chicago Midway Arpt	4.00%	1/1/2034	A-		1,000	1,095,220
Chicago O’Hare Arpt	4.00%	1/1/2044	A		13,500	15,379,605
Chicago O’Hare Arpt	5.00%	1/1/2048	A		1,020	1,243,370
Chicago O’Hare Arpt - TRIPS AMT	5.00%	7/1/2048	BBB+		2,500	2,893,525
Chicago O’Hare Arpt AMT	5.00%	1/1/2047	A		5,735	6,662,636
Chicago O’Hare Arpt AMT	5.00%	1/1/2048	A		10,000	11,953,700
Chicago O’Hare Arpt AMT	5.00%	1/1/2053	A		10,000	11,892,200
Chicago Trans Auth	4.00%	12/1/2055	A+		3,000	3,371,550
Chicago Trans Auth	5.00%	12/1/2055	A+		1,750	2,106,020
Cleveland Arpt (AGM)	5.00%	1/1/2031	AA		900	1,026,018
CT Airport Auth - Bradley Arpt AMT	4.00%	7/1/2049	BBB		3,600	3,936,960
CT Airport Auth - Ground Trans Proj AMT	5.00%	7/1/2049	BBB		3,425	4,068,831
Delaware River Port Auth	5.00%	1/1/2029	A+		470	528,332
Delaware River Port Auth	5.00%	1/1/2034	A+		8,000	8,937,440
Denver City & Co Arpt	4.00%	12/1/2043	A		5,000	5,706,000
Denver City & Co Arpt AMT	4.00%	12/1/2043	A		2,565	2,871,543
Denver City & Co Arpt AMT	4.00%	12/1/2048	A		4,255	4,721,561
Denver City & Co Arpt AMT	5.25%	11/15/2043	A		8,000	8,776,160
Denver RTD - Eagle P3	4.00%	7/15/2033	Baa2		1,100	1,371,458
Denver RTD - Eagle P3	4.00%	7/15/2035	Baa2		1,250	1,512,725
DFW Arpt	5.00%	11/1/2030	A		850	950,521
E470 Pub Hwy Auth (NPFGC)(FGIC)	Zero Coupon	9/1/2032	A		4,200	3,453,618
E470 Pub Hwy Auth (NPFGC)(FGIC)	Zero Coupon	9/1/2037	A		7,720	4,101,018
Eagle Co Arpt AMT	5.00%	5/1/2033	Baa2		2,430	2,805,994
Eagle Co Arpt AMT	5.00%	5/1/2037	Baa2		1,000	1,147,260
Eagle Co Arpt AMT	5.00%	5/1/2041	Baa2		3,000	3,415,680

68	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)
FL Tpk Auth - Dept Trans	5.00%		7/1/2034	AA	$500	$511,245
Foothill / Eastern Corridor Toll Rd	Zero Coupon		1/15/2033	A-	5,000	3,649,000
Foothill / Eastern Corridor Toll Rd	3.50%	#(a)	1/15/2053	A-	12,500	13,680,750
Foothill / Eastern Corridor Toll Rd	5.75%		1/15/2046	A-	5,375	6,047,896
Foothill / Eastern Corridor Toll Rd	6.00%		1/15/2049	A-	9,000	10,571,940
Foothill / Eastern Corridor Toll Rd	6.00%		1/15/2053	A-	8,000	9,397,280
Foothill / Eastern Corridor Toll Rd	6.25%		1/15/2033	BBB+	6,500	7,448,870
Hampton Rds Trans	5.25%		7/1/2060	AA	20,000	26,249,600
Hampton Roads Trans Commn	5.50%		7/1/2057	AA	7,500	9,441,150
Harris Co Toll Rd (The)	4.00%		8/15/2048	Aa1	500	581,830
HI Airport Sys AMT	5.00%		7/1/2041	A+	5,000	5,724,450
HI Airport Sys AMT	5.00%		7/1/2048	A+	11,905	14,389,335
HI Arprt AMT	4.00%		7/1/2035	A+	4,425	5,229,022
Houston Arpt - Continental Airlines AMT	6.625%		7/15/2038	Ba3	2,500	2,596,450
Houston Arpt AMT	4.00%		7/1/2047	A1	3,750	4,290,900
Kansas City IDA - Kansas City Arpt AMT	4.00%		3/1/2036	A2	3,000	3,480,960
Kansas City IDA - Kansas City Intl Airport AMT	5.00%		3/1/2054	A2	23,835	28,543,604
Lee Co Arpt AMT	5.375%		10/1/2032	A2	3,695	3,782,165
Los Angeles Dept Arpts - LAX AMT	4.00%		5/15/2050	Aa2	8,250	9,634,762
Los Angeles Dept Arpts - LAX AMT	5.00%		5/15/2041	Aa2	4,000	4,607,680
MA Port Auth AMT	4.00%		7/1/2046	Aa2	5,465	6,011,883
MA Port Auth AMT	5.00%		7/1/2040	Aa2	1,500	1,730,340
MA Port Auth AMT	5.00%		7/1/2045	Aa2	3,315	3,794,051
MD EDC - Ports America Chesapeake AMT	5.00%		6/1/2044	Baa3	375	422,756
MD EDC - Ports America Chesapeake AMT	5.00%		6/1/2049	Baa3	750	840,323
MD Trans - Baltimore Intl Arpt AMT	3.00%		6/1/2036	A	7,310	7,647,503
Met Airpt Auth - Dulles Metrorail	4.00%		10/1/2053	A-	5,115	5,734,222
Met DC Arpt AMT	5.00%		10/1/2027	Aa3	3,250	3,739,125
Met DC Arpt AMT	5.00%		10/1/2028	Aa3	2,000	2,215,320
Met DC Arpt AMT	5.00%		10/1/2035	Aa3	4,525	5,436,878
Met Nashville Arpt	5.00%		7/1/2054	A2	2,390	3,004,636
Met Nashville Arpt Auth	4.00%		7/1/2049	A2	19,400	22,098,152
Met Nashville Arpt Auth AMT	4.00%		7/1/2054	A2	3,000	3,399,810
Met Nashville Arpt Auth AMT	5.00%		7/1/2049	A2	5,000	6,209,600
MI Strategic Fund - I-75 AMT	5.00%		6/30/2048	Baa2	2,500	3,016,950
Miami Dade Co - Rickenbacker Cswy	5.00%		10/1/2029	A-	500	561,875
Miami Dade Co - Rickenbacker Cswy	5.00%		10/1/2030	A-	550	616,121

See Notes to Schedule of Investments.	69

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Transportation (continued)
Miami Dade Co - Rickenbacker Cswy	5.00%		10/1/2032	A-		$1,160	$1,293,040
Miami Dade Co Aviation - Mia AMT	4.00%		10/1/2044	A-		1,950	2,196,304
Miami Dade Co Aviation - MIA AMT	5.00%		10/1/2028	A2		4,435	5,088,320
Miami Dade Co Aviation - MIA AMT	5.00%		10/1/2029	A2		2,500	2,864,300
Miami Dade Co Aviation - Mia AMT	5.00%		10/1/2034	A2		10,000	11,335,100
Miami Dade Co Expwy Auth	5.00%		7/1/2027	A		160	182,274
Miami Dade Co Expwy Auth	5.00%		7/1/2028	A		515	585,931
Mid Bay Bridge Auth	7.25%		10/1/2034	AAApre	(d)	5,900	6,207,390
Minneapolis / St Paul Met Arpts	5.00%		1/1/2027	A		575	645,817
Minneapolis / St Paul Met Arpts	5.00%		1/1/2031	A		2,000	2,241,900
MTA NY	4.00%		2/1/2022	NR		5,000	5,102,700
MTA NY	4.00%		11/15/2045	A3		2,500	2,777,375
MTA NY	5.00%		11/15/2035	A3		4,265	4,860,309
MTA NY	5.00%	#(a)	11/15/2045	A3		2,700	3,282,822
MTA NY	5.00%		11/15/2050	A3		11,125	13,279,467
MTA NY	5.25%		11/15/2044	A3		9,680	10,744,994
MTA NY	5.25%		11/15/2055	A3		13,000	15,869,880
NC Tpk Auth - Triangle Exprs	5.00%		1/1/2032	BBB		1,350	1,618,879
NC Tpk Auth - Triangle Exprs	5.00%		1/1/2043	BBB		1,150	1,423,171
NC Tpk Auth - Triangle Exprs (AGM)	4.00%		1/1/2037	AA		14,255	16,662,955
NC Tpk Auth - Triangle Exprs (AGM)	4.00%		1/1/2038	AA		1,000	1,165,970
NC Tpk Auth - Triangle Exprs (AGM)	4.00%		1/1/2055	AA		4,000	4,572,160
Niagara Frontier Trsp - Buffalo Intl Arpt AMT	5.00%		4/1/2025	A3		2,750	3,096,610
Niagara Frontier Trsp - Buffalo Intl Arpt AMT	5.00%		4/1/2026	A3		1,000	1,123,990
NJ EDA - Transit	4.00%		11/1/2044	Baa1		4,715	5,229,076
NJ Tpk Auth	4.00%		1/1/2033	A+		1,630	1,909,578
NJ Tpk Auth	4.00%		1/1/2043	A+		5,555	6,355,031
NJ Trans Trust Fund	4.00%		6/15/2045	Baa1		3,300	3,693,525
NJ Trans Trust Fund	4.00%		6/15/2050	Baa1		7,690	8,538,976
NJ Trans Trust Fund	5.00%		6/15/2045	Baa1		5,000	6,092,050
NJ Trans Trust Fund	5.00%		6/15/2050	Baa1		2,750	3,324,337
North TX Twy Auth	5.00%		1/1/2031	A		250	282,138
North TX Twy Auth	5.00%		1/1/2040	A+		4,350	4,660,764
North TX Twy Auth	5.00%		1/1/2048	A		5,000	5,988,950
NY Trans Dev Corp - Delta AMT	4.00%		10/1/2030	Baa3		6,500	7,452,510
NY Trans Dev Corp - Delta AMT	4.00%		1/1/2036	Baa3		3,295	3,611,551

70	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)
NY Trans Dev Corp - Delta AMT	4.375%	10/1/2045	Baa3	$6,000	$6,905,340
NY Trans Dev Corp - Delta AMT	5.00%	1/1/2029	Baa3	2,100	2,538,585
NY Trans Dev Corp - Delta AMT	5.00%	1/1/2030	Baa3	3,275	3,934,683
NY Trans Dev Corp - Delta AMT	5.00%	1/1/2033	Baa3	12,450	14,691,622
NY Trans Dev Corp - Delta AMT	5.00%	1/1/2034	Baa3	3,855	4,535,022
NY Trans Dev Corp - Delta AMT	5.00%	1/1/2036	Baa3	2,250	2,635,965
NY Trans Dev Corp - Delta AMT	5.00%	10/1/2040	Baa3	6,000	7,353,240
NY Trans Dev Corp - JFK IAT	4.00%	12/1/2039	Baa1	1,000	1,185,470
NY Trans Dev Corp - JFK IAT	4.00%	12/1/2041	Baa1	1,000	1,171,500
NY Trans Dev Corp - JFK IAT	5.00%	12/1/2035	Baa1	1,000	1,289,420
NY Trans Dev Corp - JFK IAT	5.00%	12/1/2037	Baa1	1,500	1,924,200
NY Trans Dev Corp - JFK IAT AMT	5.00%	12/1/2025	Baa1	1,100	1,301,641
NY Trans Dev Corp - JFK IAT AMT	5.00%	12/1/2035	Baa1	1,250	1,576,825
NY Trans Dev Corp - JFK IAT AMT	5.00%	12/1/2037	Baa1	1,000	1,257,050
NY Trans Dev Corp - LaGuardia Airport AMT	4.00%	7/1/2041	Baa3	2,330	2,449,599
NY Trans Dev Corp - LaGuardia Airport AMT	4.00%	7/1/2046	Baa3	1,340	1,400,715
NY Trans Dev Corp - LaGuardia Airport AMT	5.00%	7/1/2046	Baa3	7,315	8,006,341
NY Trans Dev Corp - LaGuardia Airport AMT	5.25%	1/1/2050	Baa3	19,605	21,584,909
NY Twy Auth (AGM)	4.00%	1/1/2051	AA	2,725	3,006,438
Orlando & Orange Co Expwy Auth	4.00%	7/1/2035	A+	5,000	5,693,500
Osceola Co Trans - Osceola Parkway	5.00%	10/1/2039	BBB+	1,000	1,226,820
Osceola Parkway	4.00%	10/1/2054	BBB+	9,300	10,235,487
PA Tpk Commn	4.00%	12/1/2038	A3	3,425	3,839,699
PA Tpk Commn	5.00%	6/1/2029	A3	9,000	10,769,760
PA Tpk Commn	5.00%	12/1/2039	A+	750	859,238
PA Tpk Commn	5.00%	12/1/2044	A3	2,500	3,102,900
Philadelphia Airport AMT	5.00%	7/1/2042	A2	4,440	5,294,878
Phoenix Arpt AMT	4.00%	7/1/2037	A1	8,000	9,239,840
Phoenix Arpt AMT	4.00%	7/1/2038	A1	5,960	6,865,503
Phoenix Arpt AMT	4.00%	7/1/2044	A1	2,000	2,267,600
Port Auth NY & NJ	4.00%	9/1/2043	Aa3	2,000	2,310,540
Port Auth NY & NJ	5.25%	10/15/2055	Aa3	3,675	4,275,899
Port Auth NY & NJ - JFK IAT	6.00%	12/1/2036	Baa1	5,000	5,007,300
Port Auth NY & NJ - JFK IAT CR (AGM)	6.00%	12/1/2042	NR	1,875	1,877,756

See Notes to Schedule of Investments.	71

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)
Port Auth NY & NJ AMT	4.00%	7/15/2055	Aa3	$5,000	$5,746,550
Port Auth NY & NJ AMT	4.00%	11/1/2059	Aa3	3,030	3,450,867
Port Auth NY & NJ AMT	4.00%	7/15/2060	Aa3	10,200	11,718,678
Port of Portland - Portland Intl Arpt AMT	5.00%	7/1/2039	A+	2,000	2,225,880
PR Hwy & Trans Auth(b)	4.00%	7/1/2017	NR	240	84,000
PR Hwy & Trans Auth (AGM)	5.25%	7/1/2032	AA	2,000	2,384,980
PR Hwy & Trans Auth (AGM)	5.50%	7/1/2025	AA	2,000	2,313,700
Sacramento Co Arpt	5.00%	7/1/2041	A-	8,000	9,490,560
Salt Lake City Arpt AMT	5.00%	7/1/2034	A	5,000	6,038,400
San Antonio Arpt AMT	5.00%	7/1/2045	A1	8,435	9,551,541
San Diego Arpt AMT	4.00%	7/1/2044	A-	800	910,352
San Francisco Arpt AMT	4.00%	5/1/2049	A1	1,500	1,703,955
San Francisco Arpt AMT	5.00%	5/1/2025	A1	5,000	5,073,650
San Francisco Arpt AMT	5.00%	5/1/2050	A1	8,150	10,000,376
San Francisco Arpt AMT	5.25%	5/1/2033	A1	7,000	7,704,130
San Joaquin Hills Trsp Corridor	5.00%	1/15/2050	A-	11,250	12,473,325
San Jose Arpt	5.00%	3/1/2047	A2	750	887,625
San Jose Arpt AMT	5.00%	3/1/2047	A2	2,800	3,276,476
San Jose Arpt AMT	6.25%	3/1/2034	A2	5,000	5,040,600
SC St Port Auth AMT	5.00%	7/1/2044	A+	5,000	6,201,450
Triborough Brdg & Tunl Auth	4.00%	11/15/2054	AA-	8,500	9,970,075
Triborough Brdg & Tunl Auth	5.00%	11/15/2042	AA-	1,640	2,028,172
Triborough Brdg & Tunl Auth	5.00%	11/15/2054	AA-	6,800	8,727,188
TX Surface Trans Corp - I-635	4.00%	6/30/2037	Baa2	2,100	2,489,991
TX Surface Trans Corp - I-635	4.00%	12/31/2037	Baa2	2,125	2,513,705
TX Surface Trans Corp - I-635	4.00%	6/30/2038	Baa2	1,050	1,239,126
TX Surface Trans Corp - I-635	4.00%	12/31/2038	Baa2	1,375	1,618,856
TX Surface Trans Corp - I-635	4.00%	6/30/2039	Baa2	1,340	1,575,920
TX Surface Trans Corp - I-635	4.00%	12/31/2039	Baa2	1,025	1,204,150
TX Surface Trans Corp - I-635	4.00%	6/30/2040	Baa2	1,125	1,318,489
TX Surface Trans Corp - NTE 3C AMT	5.00%	6/30/2058	Baa3	5,185	6,223,089
TX Trans Comm - Hwy 249	5.00%	8/1/2057	Baa3	2,625	3,061,354
VA Small Bus Fing - Elizabeth River AMT	5.25%	1/1/2032	BBB-	6,100	6,416,041
VA Small Bus Fing - Elizabeth River AMT	6.00%	1/1/2037	BBB-	1,230	1,311,377
Wayne Co Arpt AMT	5.00%	12/1/2039	A1	1,700	1,916,359
Wayne Co Arpt AMT	5.00%	12/1/2042	A1	1,200	1,409,556
WV Parkways Auth	4.00%	6/1/2047	AA-	5,235	5,972,454
Total					946,420,647

72	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities 10.13%
Adelanto Util Sys (AGM)	5.00%	7/1/2039	AA	$1,500	$1,842,975
Baltimore Wastewater	5.00%	7/1/2039	AA-	4,750	5,494,657
Baltimore Water	4.00%	7/1/2049	Aa2	5,850	6,931,840
Baltimore Water	5.00%	7/1/2032	Aa3	2,435	2,826,183
Baltimore Water	5.00%	7/1/2046	Aa3	10,000	11,945,500
Burke Co Dev - Oglethorpe Power	4.125%	11/1/2045	BBB+	3,095	3,518,303
Burke Co Dev - Oglethorpe Power	4.125%	11/1/2045	BBB+	3,550	4,035,533
CA Poll Ctl - Poseidon Res†	5.00%	7/1/2039	Baa3	2,200	2,649,042
CA Poll Ctl - Poseidon Res†	5.00%	11/21/2045	Baa3	2,750	3,266,973
Campbell Co Solid Wste - Basin Elec	3.625%	7/15/2039	A	11,270	12,369,501
Casitas Muni Water Dist (BAM)	5.25%	9/1/2047	AA	500	608,705
Central Plains - Goldman Sachs	5.00%	9/1/2032	A3	5,525	5,913,407
Central Plains - Goldman Sachs	5.00%	9/1/2042	BBB+	11,040	16,185,082
Central Plains - Goldman Sachs	5.25%	9/1/2037	A3	9,025	9,696,550
Chicago Water	5.00%	11/1/2029	A	4,560	5,716,690
Chicago Water	5.00%	11/1/2036	A	1,775	2,167,453
Chicago Water	5.00%	11/1/2039	A	3,455	3,884,526
Chicago Water (AGM)	5.00%	11/1/2036	AA	3,000	3,635,190
Chicago Water (AGM)	5.00%	11/1/2037	AA	2,500	3,022,525
CO Public Auth - ML	6.50%	11/15/2038	A2	4,465	7,102,654
Compton Water	6.00%	8/1/2039	NR	5,500	5,518,810
Detroit Sewer	5.00%	7/1/2034	A+	1,980	2,311,729
El Dorado Irrigation Dist (AGM)	5.00%	3/1/2034	AA	4,000	4,607,760
GA Muni Elec Auth - MEAG	4.00%	1/1/2049	BBB+	5,000	5,630,700
GA Muni Elec Auth - MEAG	5.00%	1/1/2033	A2	1,910	2,189,949
GA Muni Elec Auth - MEAG	5.00%	1/1/2048	BBB+	5,000	6,054,650
GA Muni Elec Auth - MEAG	5.00%	1/1/2056	A	3,810	4,591,126
GA Muni Elec Auth - MEAG	5.00%	1/1/2059	BBB+	2,000	2,391,620
Guam Waterworks Auth	5.00%	1/1/2050	A-	2,250	2,796,593
HI Dept Budget - Hawaiian Electric	3.20%	7/1/2039	Baa2	18,865	19,747,693
HI Dept Budget - Hawaiian Electric AMT	3.10%	5/1/2026	Baa2	6,235	6,669,018
IN Fin Auth - OVEC	5.00%	6/1/2039	Ba1	2,315	2,402,854
Jefferson Co Sewer	Zero Coupon	10/1/2039	BBB	350	356,633
Jefferson Co Sewer	6.00%	10/1/2042	BBB	5,000	5,831,150
Jefferson Co Sewer	6.50%	10/1/2053	BBB	7,700	9,072,602
Jefferson Co Sewer (AGM)	Zero Coupon	10/1/2026	AA	1,000	854,240
Jefferson Co Sewer (AGM)	Zero Coupon	10/1/2027	AA	4,875	3,900,488
Jefferson Co Sewer (AGM)	5.50%	10/1/2053	AA	3,555	3,968,269

See Notes to Schedule of Investments.	73

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Utilities (continued)
KY Muni Pwr Auth (NPFGC)(FGIC)	5.00%		9/1/2035	Baa1		$5,000	$5,875,400
KY Muni Pwr Auth (NPFGC)(FGIC)	5.00%		9/1/2036	Baa1		5,000	5,879,600
Long Beach Nat Gas - ML	5.50%		11/15/2037	A2		8,950	13,481,832
Louisville/Jeff Co Met Swr Dist	5.00%		5/15/2028	AA		9,710	10,095,293
Lower AL Gas Dist - Goldman Sachs	5.00%		9/1/2031	A3		1,600	2,133,264
Lower Colo Riv Auth - Transmn Contract	5.00%		5/15/2040	A		2,970	3,429,400
Main St Nat Gas - Citibank	4.00%	#(a)	3/1/2050	A3		2,725	3,201,766
Main St Nat Gas - Macquarie	5.00%		5/15/2035	A3		2,000	2,778,220
Maricopa Co Poll Cntrl - El Paso Elec	3.60%		2/1/2040	Baa2		5,085	5,641,452
Maricopa Co Poll Cntrl - El Paso Elec	3.60%		4/1/2040	Baa2		3,445	3,820,298
New Orleans Water	5.00%		12/1/2034	A-		1,000	1,149,340
Norfolk Water	5.25%		11/1/2028	AA+		1,000	1,234,920
North Sumter Co Util Dep Dist	5.00%		10/1/2032	A-		5,400	5,643,864
NYC Muni Water	5.00%		6/15/2036	AA+		500	574,615
Omaha Pub Pwr Dist	5.25%		2/1/2042	A+		4,000	4,669,240
Paducah Electric (AGM)	5.00%		10/1/2033	AA		1,000	1,193,400
Paducah Electric (AGM)	5.00%		10/1/2034	AA		1,000	1,191,700
Paducah Electric (AGM)	5.00%		10/1/2035	AA		1,000	1,190,550
Philadelphia Gas Works	5.00%		8/1/2029	A		2,000	2,353,680
Philadelphia Gas Works	5.00%		8/1/2030	A		1,500	1,760,115
Philadelphia Water & Wastewater	5.00%		7/1/2030	A+		3,355	3,973,628
Philadelphia Water & Wastewater	5.25%		10/1/2052	A+		6,610	8,111,131
PR Aqueduct & Swr Auth	5.25%		7/1/2042	Ca		3,240	3,414,150
PR Aqueduct & Swr Auth	5.75%		7/1/2037	Ca		3,080	3,276,350
PR Elec Pwr Auth(b)	0.851% (3 Mo. LIBOR * .67 + .70%)	#	7/1/2031	D	(d)	4,000	3,010,000
PR Elec Pwr Auth(b)	5.00%		7/1/2028	D	(d)	270	218,700
PR Elec Pwr Auth(b)	5.25%		7/1/2028	D	(d)	880	715,000
PR Elec Pwr Auth (AGC)	4.25%		7/1/2027	AA		280	280,412
Prichard Wtr & Swr	4.00%		11/1/2044	BBB+		1,530	1,714,120
Prichard Wtr & Swr	4.00%		11/1/2049	BBB+		3,890	4,319,300
Salt Verde Fin Corp - Citi	5.00%		12/1/2032	A3		5,565	7,488,987
Salt Verde Fin Corp - Citi	5.00%		12/1/2037	A3		15,995	22,847,738
Salt Verde Fin Corp - Citi	5.25%		12/1/2027	A3		3,750	4,741,875
SC Pub Service Auth - Santee Cooper	4.00%		12/1/2042	A		5,000	5,902,050

74	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2020

Investments		Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Utilities (continued)
Southern CA Pub Pwr Auth - Goldman Sachs		1.614% (3 Mo. LIBOR * ..67 + 1.47%)	#	11/1/2038	A3		$3,090	$2,844,530
Southern CA Pub Pwr Auth - Goldman Sachs		5.00%		11/1/2033	A3		1,850	2,548,801
TEAC - Goldman Sachs		5.625%		9/1/2026	BBB	(d)	10,550	13,015,535
Texas Water Dev Brd		4.00%		10/15/2037	AAA		7,760	9,493,972
Transbay Pwr Auth		5.00%		10/1/2045	A-	(d)	1,000	1,250,400
Transbay Pwr Auth		5.00%		10/1/2049	A-	(d)	1,100	1,367,575
Trimble Env Facs - Louisville Gas & Elec		3.75%		6/1/2033	A1		12,500	13,907,875
TX Muni Gas Acq & Supply - Macquarie		5.00%		12/15/2025	A3		950	1,029,582
TX Muni Gas Acq & Supply - Macquarie		5.00%		12/15/2028	A3		4,445	4,784,109
TX Muni Gas Acq & Supply - Macquarie		5.00%		12/15/2029	A3		9,965	10,700,716
Total								409,963,658
Total Municipal Bonds (cost $3,669,967,529)								3,970,219,567

		Interest		Final
	Interest	Rate Reset		Maturity
	Rate#	Date(e)		Date

SHORT-TERM INVESTMENTS 0.26%

Variable Rate Demand Notes 0.26%

Health Care 0.05%
NYC Muni Water	0.10%	1/4/2021		6/15/2045	AAA		2,100	2,100,000

Tax Revenue 0.01%
NYC TFA - Future Tax	0.10%	1/4/2021		2/1/2045	AAA		300	300,000

Transportation 0.01%
Triborough Brdg & Tunl Auth	0.11%	1/4/2021		1/1/2032	Aa1		390	390,000

Utilities 0.19%
Appling Co Dev - GA Power	0.14%	1/4/2021		9/1/2041	A-		6,200	6,200,000
NYC Muni Water	0.11%	1/4/2021		6/15/2049	AA+		1,425	1,425,000
Total								7,625,000
Total Short-Term Investments (cost $10,415,000)								10,415,000
Total Investments in Securities 98.39% (cost $3,680,382,529)								3,980,634,567
Cash and Other Assets in Excess of Liabilities 1.61%								65,191,785
Net Assets 100.00%								$4,045,826,352

See Notes to Schedule of Investments.	75

Schedule of Investments (unaudited)(concluded)

NATIONAL TAX FREE FUND December 31, 2020

AGC	Insured by - Assured Guarantee Corporation.
AGM	Insured by - Assured Guaranty Municipal Corporation.
AMBAC	Insured by - AMBAC Assurance Corporation.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by - Build America Mutual.
COP	Certificates of Participation.
FGIC	Insured by - Financial Guaranty Insurance Company.
GTD	Guaranteed.
LIBOR	London Interbank Offered Rate.
NPFGC	Insured by - National Public Finance Guarantee Corporation.
NR	Not Rated.
SIFMA	Insured by - Securities Industry and Financial Markets Association.
TCRS	Transferable Custodial Receipt.
TRIPS	Tax Refund Intercept Programs
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At December 31, 2020, the total value of Rule 144A securities was $132,984,006, which represents 3.29% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at December 31, 2020.
~	Deferred interest debentures pay no interest for a stipulated number of years, after which they pay a predetermined interest rate.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	Defaulted (non-income producing security).
(c)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(d)	This investment has been rated by Fitch IBCA.
(e)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap Index.

The following is a summary of the inputs used as of December 31, 2020 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds
Corporate-Backed	$-	$299,563,995	$4,237,000	$303,800,995
Special Tax	-	63,056,941	214	63,057,155
Remaining Industries	-	3,603,361,417	-	3,603,361,417
Short-Term Investments
Variable Rate Demand Notes	-	10,415,000	-	10,415,000
Total	$-	$3,976,397,353	$4,237,214	$3,980,634,567

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments were not considered to be material to the Fund’s net assets at the beginning or end of the period.

76	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

HIGH YIELD MUNICIPAL BOND FUND December 31, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 98.28%

Corporate-Backed 14.53%
AR DFA - Big River Steel AMT†	4.50%		9/1/2049	B	$40,000	$43,149,200
AR DFA - Big River Steel AMT†	4.75%		9/1/2049	B	21,500	23,675,800
Beauregard Parish - Office Max	6.80%		2/1/2027	B1	5,000	5,001,150
Build NYC Res Corp - Pratt Paper AMT†	5.00%		1/1/2035	NR	1,450	1,611,269
Downtown Doral CDD†	4.75%		12/15/2038	NR	625	720,181
Downtown Doral CDD†	5.00%		12/15/2048	NR	1,500	1,721,835
Fort Bend IDC - NRG Energy	4.75%		11/1/2042	Baa2	3,590	3,791,435
Greater Orlando Aviation - Jet Blue AMT	5.00%		11/15/2036	NR	2,000	2,072,220
Hoover IDA - US Steel AMT	5.75%		10/1/2049	B-	17,200	16,859,956
Houston Arpt - United Airlines AMT	5.00%		7/1/2029	Ba3	13,025	13,841,277
IA Fin Auth - Alcoa	4.75%		8/1/2042	BB+	10,225	10,567,742
IA Fin Auth - Iowa Fertilizer Co	5.25%		12/1/2025	BB-	31,410	34,278,047
IL Fin Auth - Navistar†	4.75%	#(a)	10/15/2040	B3	26,000	27,772,160
IN Fin Auth - OH River Brdgs AMT	5.25%		1/1/2051	BBB+	1,895	2,029,261
IN Fin Auth - US Steel AMT	6.75%		5/1/2039	B-	3,500	3,801,385
LA St John Parish - Marathon Oil	2.20%	#(a)	6/1/2037	BBB-	1,000	1,033,010
Love Field Arpt - Southwest Airlines	5.25%		11/1/2040	Baa1	3,300	3,313,200
MD EDC - Chesapeake Bay Hyatt(b)	5.00%		12/1/2016	NR	3,430	2,058,000	(c)
Mission Econ Dev Corp - Natgasoline AMT†	4.625%		10/1/2031	BB-	5,000	5,316,800
NH National Fin Auth - Covanta†	3.625%	#(a)	7/1/2043	B1	1,785	1,807,527
NH National Fin Auth - Covanta AMT†	3.75%	#(a)	7/1/2045	B1	3,290	3,333,724
NH National Fin Auth - Covanta AMT†	4.00%		11/1/2027	B1	1,250	1,299,225
NH National Fin Auth - Covanta AMT†	4.875%		11/1/2042	B1	12,000	12,445,080
NH National Fin Auth - Hsg Sec	4.125%		1/20/2034	NR	4,939	5,550,998
Niagara Area Dev Corp - Covanta†	3.50%		11/1/2024	B1	2,500	2,576,200
Niagara Area Dev Corp - Covanta AMT†	4.75%		11/1/2042	B1	7,500	7,755,975
NJ EDA - Continental Airlines AMT	5.25%		9/15/2029	Ba3	5,960	6,309,554
NJ EDA - Continental Airlines AMT	5.50%		6/1/2033	Ba3	6,760	7,219,883
NY Env Facs - Casella Waste AMT†	3.125%	#(a)	12/1/2044	B	2,000	2,102,120
NY Liberty Dev Corp - 3 WTC†	5.00%		11/15/2044	NR	34,975	37,704,799
NY Liberty Dev Corp - 3 WTC†	5.15%		11/15/2034	NR	3,475	3,754,564
NY Trans Dev Corp - American Airlines AMT	5.00%		8/1/2026	B-	3,100	3,150,995
NY Trans Dev Corp - American Airlines AMT	5.00%		8/1/2031	B-	21,480	21,795,541
NY Trans Dev Corp - American Airlines AMT	5.25%		8/1/2031	B-	2,790	3,157,471
NY Trans Dev Corp - American Airlines AMT	5.375%		8/1/2036	B-	4,000	4,549,640

See Notes to Schedule of Investments.	77

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND December 31, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Corporate-Backed (continued)
NYC IDA - TRIPS AMT	5.00%		7/1/2028	BBB+	$6,135	$6,435,001
OH Air Dev Auth - OVEC	3.25%		9/1/2029	Ba1	8,500	9,270,185
OH Air Quality - AMG Vanadium AMT†	5.00%		7/1/2049	B-	34,290	37,774,550
PA EDA - Covanta AMT†	3.25%		8/1/2039	B1	6,980	7,000,940
PA EDA - National Gypsum AMT	5.50%		11/1/2044	NR	1,000	1,042,890
PA EDA - US Airways	8.00%		5/1/2029	B-	2,460	2,470,258
Parish of St James - Nustar Logistics†	5.85%	#(a)	8/1/2041	BB-	1,000	1,117,640
Parish of St James - Nustar Logistics†	6.10%	#(a)	12/1/2040	BB-	1,250	1,542,375
Parish of St James - Nustar Logistics†	6.35%		7/1/2040	BB-	5,000	6,270,350
Parish of St James - Nustar Logistics†	6.35%		10/1/2040	BB-	2,500	3,135,175
Polk Co IDA - Mineral Development AMT†	5.875%		1/1/2033	NR	8,375	8,896,762
Port Beaumont Nav Dis - Jefferson Rail AMT†	3.625%		1/1/2035	NR	6,765	6,828,862
Port Beaumont Nav Dis - Jefferson Rail AMT†	4.00%		1/1/2050	NR	12,590	12,686,943
Rumford Solid Waste - Office Max AMT	6.875%		10/1/2026	B1	1,500	1,500,450
Tuscaloosa IDA - Hunt Refining†	5.25%		5/1/2044	NR	38,665	44,201,828
VA Small Bus Fing - Covanta AMT†	5.00%	#(a)	1/1/2048	B	3,150	3,267,022
Valparaiso Facs - Pratt Paper AMT	5.875%		1/1/2024	NR	640	684,397
Valparaiso Facs - Pratt Paper AMT	7.00%		1/1/2044	NR	4,000	4,527,640
West Pace Coop Dist(b)	9.125%		5/1/2039	NR	13,770	10,465,200	(c)
WI PFA - American Dream†	6.75%		12/1/2042	NR	1,000	889,520
WI PFA - Celanese AMT	4.30%		11/1/2030	BBB-	4,215	4,713,339
WI PFA - Celanese AMT	5.00%		1/1/2024	BBB-	6,750	7,494,525
WI PFA - Celanese AMT	5.00%		12/1/2025	BBB-	1,950	2,290,782
WI PFA - TRIPS AMT	5.00%		7/1/2042	BBB+	11,000	11,448,910
Total						523,082,768

Education 5.77%
AZ IDA - Academy of Math & Science†	5.625%		7/1/2048	BB	2,235	2,521,750
AZ IDA - Academy of Math & Science†	5.75%		7/1/2053	BB	3,000	3,396,450
AZ IDA - American Charter Sch†	5.00%		7/1/2022	BB+	1,280	1,321,946
AZ IDA - Odyssey Prep†	5.00%		7/1/2049	BB-	2,000	2,176,420
AZ IDA - Odyssey Prep†	5.00%		7/1/2054	BB-	5,000	5,425,050
CA Muni Fin - Julian Chtr Sch†	5.625%		3/1/2045	B+	11,500	11,810,960
CA Muni Fin - William Jessup U	5.00%		8/1/2048	NR	8,075	8,289,876
Cap Trust Ed - Advantage Charter Scho	5.00%		12/15/2049	Baa3	1,000	1,093,740
Cap Trust Ed - Advantage Charter Scho	5.00%		12/15/2054	Baa3	705	767,780
Cap Trust Ed - Renaissance Charter†	5.00%		6/15/2039	NR	1,950	2,105,863

78	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND December 31, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Education (continued)
Cap Trust Ed - Renaissance Charter†	5.00%	6/15/2049	NR		$9,815	$10,482,714
Clifton Higher Ed - Intl Ldrshp Sch	5.75%	8/15/2045	NR		6,500	7,429,695
Columbus-Franklin Co - Ohio Dominican U	6.50%	3/1/2048	NR		7,000	7,538,090	(c)
Columbus-Franklin Co - Ohio Dominican U	6.50%	3/1/2053	NR		3,000	3,224,730	(c)
Dutchess Co LDC - Anderson Ctr	6.00%	10/1/2030	BB+		1,250	1,252,088
Dutchess Co LDC - Bard College†	5.00%	7/1/2045	BB+		2,000	2,208,120
Dutchess Co LDC - Bard College†	5.00%	7/1/2051	BB+		8,000	8,765,440
Farmville IDA - Longwood Univ Hsg	5.00%	1/1/2059	BBB-		6,000	6,740,580
FL HI Ed - Jacksonville Univ†	5.00%	6/1/2048	NR		6,400	6,726,912
FL HI Ed - Jacksonville Univ†	5.00%	6/1/2053	NR		6,500	6,810,895
Frederick Co Ed - Mount St Mary’s Univ†	5.00%	9/1/2037	BB+		1,500	1,615,875
Frederick Co Ed - Mount St Mary’s Univ†	5.00%	9/1/2045	BB+		12,645	13,426,208
IL Fin Auth - IL Inst of Tech	4.00%	9/1/2041	Baa3		5,490	5,984,320
IL Fin Auth - IL Inst of Tech	5.00%	9/1/2038	Baa3		2,975	3,576,218
IL Fin Auth - IL Inst of Tech	5.00%	9/1/2040	Baa3		1,750	2,091,565
Maricopa Co IDA - Ottawa Univ†	5.25%	10/1/2040	NR		3,000	3,139,470
Maricopa Co IDA - Ottawa Univ†	5.50%	10/1/2051	NR		6,915	7,216,356
Marietta Dev Auth - Life Univ†	5.00%	11/1/2037	Ba3		9,000	9,578,430
Marietta Dev Auth - Life Univ†	5.00%	11/1/2047	Ba3		8,000	8,385,440
Nashville Hlth & Ed - Lipscomb U	5.25%	10/1/2058	BBB		6,400	7,177,920
NV Dept of Bus & Ind - Somerset†	5.00%	12/15/2048	BB		1,500	1,574,895
NY Dorm - Touro Clg	5.25%	1/1/2034	BBB-	(d)	2,955	3,168,351
NYC IDA - Yankee Stadium (AGM)	3.00%	3/1/2049	AA		2,650	2,786,395
NYC IDA - Yankee Stadium (AGM)	4.00%	3/1/2045	AA		2,400	2,809,032
OK DFA - Oklahoma City Univ	5.00%	8/1/2049	BBB-		6,000	6,766,860
Phoenix IDA - Basis Schs†	5.00%	7/1/2045	BB		2,500	2,708,525
Phoenix IDA - Basis Schs†	5.00%	7/1/2047	BB		1,325	1,478,541
Phoenix IDA - Basis Schs†	5.00%	7/1/2051	BB		3,080	3,429,241
Tuscarawas Co Eco Dev - Ashland Univ	6.00%	3/1/2045	NR		5,000	5,318,800
Univ of Illinois (AGM)	4.00%	4/1/2037	AA		5,745	6,642,886
WI PFA - MN Clg of Osteopatic Med†(b)	5.50%	12/1/2048	NR		82	41,082	(c)
WI PFA - Wingate Univ	5.25%	10/1/2043	BBB		2,000	2,199,720
WI PFA - Wingate Univ	5.25%	10/1/2048	BBB		6,000	6,556,500
Total						207,761,729

Energy 0.19%
Lower AL Gas Dist - Goldman Sachs	5.00%	9/1/2034	A3		5,000	6,908,000

See Notes to Schedule of Investments.	79

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND December 31, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Financial Services 0.63%
Berks Co IDA - Tower Hlth	5.00%	11/1/2047	BB+	$5,650	$6,059,004
Berks Co IDA - Tower Hlth	5.00%	11/1/2050	BB+	9,640	10,304,196
MA Ed Fin Auth AMT	4.125%	7/1/2046	BBB	5,915	6,247,600
Total					22,610,800

General Obligation 8.33%
Academical Village CCD	3.625%	5/1/2040	NR	2,320	2,405,005
Academical Village CCD	4.00%	5/1/2051	NR	6,000	6,274,020
American Samoa GO	6.625%	9/1/2035	Ba3	2,100	2,442,552
American Samoa GO†	7.125%	9/1/2038	Ba3	6,520	8,276,749
Bellwood GO	5.875%	12/1/2027	A	3,000	3,291,240
Bellwood GO	6.15%	12/1/2032	A	2,770	3,052,734
Chicago Brd Ed	5.00%	12/1/2029	BB-	5,000	5,836,950
Chicago Brd Ed	5.00%	12/1/2030	BB-	5,170	6,026,100
Chicago Brd Ed	5.00%	12/1/2031	BB-	2,500	2,901,650
Chicago Brd Ed	5.00%	12/1/2031	BB-	4,135	4,141,203
Chicago Brd Ed	5.00%	12/1/2032	BB-	2,000	2,317,880
Chicago Brd Ed	5.00%	12/1/2033	BB-	1,500	1,732,230
Chicago Brd Ed	5.00%	12/1/2042	BB-	11,605	11,901,972
Chicago Brd Ed	5.25%	12/1/2035	BB-	7,215	7,845,880
Chicago Brd Ed	5.25%	12/1/2039	BB-	8,610	9,315,762
Chicago Brd Ed	5.25%	12/1/2041	BB-	16,315	16,562,988
Chicago Brd Ed	6.50%	12/1/2046	BB-	5,000	5,970,100
Chicago Brd Ed†	6.75%	12/1/2030	BB-	2,000	2,578,320
Chicago Brd Ed	7.00%	12/1/2044	BB-	2,180	2,610,681
Chicago Brd Ed†	7.00%	12/1/2046	BB-	6,560	8,297,678
Chicago GO	5.25%	1/1/2028	BBB+	2,630	2,848,842
Chicago GO	5.25%	1/1/2032	BBB+	3,085	3,310,976
Chicago GO	5.50%	1/1/2033	BBB+	3,305	3,652,389
Chicago GO	5.50%	1/1/2037	BBB+	1,000	1,098,670
Chicago GO	5.50%	1/1/2049	BBB+	7,695	9,052,552
Chicago GO	6.00%	1/1/2038	BBB+	17,835	20,897,269
Chicago O’Hare Arpt AMT	5.00%	1/1/2052	A	5,000	5,783,150
Coralville GO	4.45%	5/1/2037	BB+	5,000	5,075,600
Coralville GO	4.50%	6/1/2032	BB+	4,250	4,448,560
Eaton Area Pk & Rec Dist	5.25%	12/1/2034	NR	1,250	1,367,475
Eaton Area Pk & Rec Dist	5.50%	12/1/2030	NR	710	780,098
Green Valley Ranch GO	5.875%	12/1/2050	NR	5,750	6,137,780

80	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND December 31, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)
IL State GO	3.50%		6/1/2029	BBB-	$4,520	$4,717,253
IL State GO	4.00%		1/1/2026	BBB-	2,790	2,848,144
IL State GO	4.00%		10/1/2034	BBB-	10,000	10,995,500
IL State GO	4.00%		6/1/2037	BBB-	7,040	7,412,064
IL State GO	4.00%		10/1/2037	BBB-	2,500	2,721,325
IL State GO	4.00%		11/1/2041	BBB-	2,730	2,920,254
IL State GO	4.00%		11/1/2044	BBB-	2,740	2,903,797
IL State GO	4.50%		11/1/2039	BBB-	1,100	1,187,868
IL State GO	5.50%		5/1/2030	BBB-	2,545	3,176,771
IL State GO	5.50%		5/1/2039	BBB-	8,280	10,026,666
International Center Met Dist	5.875%		12/1/2046	NR	6,500	6,951,425
ME Fin Auth - Casella Waste AMT†	4.375%	#(a)	8/1/2035	B	1,250	1,384,275
MI Strategic Fund - I-75 AMT (AGM)	4.25%		12/31/2038	AA	2,000	2,384,500
New Haven GO	5.50%		8/1/2033	BBB+	1,000	1,200,870
New Haven GO	5.50%		8/1/2035	BBB+	660	789,162
New Haven GO	5.50%		8/1/2037	BBB+	1,280	1,522,163
NJ Trans Trust Fund	Zero Coupon		12/15/2029	Baa1	18,840	15,533,768
PR Comwlth GO(b)	4.00%		7/1/2020	NR	1,175	822,500	(c)
PR Comwlth GO(b)	5.00%		7/1/2020	NR	11,695	8,420,400
PR Comwlth GO(b)	8.00%		7/1/2035	Ca	11,745	8,074,687
PR Comwlth GO TCRS (AMBAC)	4.50%		7/1/2023	Ca	1,295	1,296,774
Scranton GO†	5.00%		9/1/2028	BB+	500	587,995
Scranton GO†	5.00%		9/1/2029	BB+	1,000	1,169,110
Scranton GO	5.00%		11/15/2032	BB+	5,830	6,309,926
WI PFA - American Dream†	7.00%		12/1/2050	NR	18,050	16,213,412
Total						299,805,664

Health Care 19.59%
Antelope Valley Hlth	5.00%		3/1/2041	Ba3	4,000	4,105,680
Antelope Valley Hlth	5.00%		3/1/2046	Ba3	3,300	3,358,740
Antelope Valley Hlth	5.25%		3/1/2036	Ba3	1,000	1,047,750
Atlanta Dev Auth - Georgia Proton	6.00%		1/1/2023	NR	2,000	1,292,900
Atlanta Dev Auth - Georgia Proton	6.75%		1/1/2035	NR	1,500	956,205
Atlanta Dev Auth - Georgia Proton	7.00%		1/1/2040	NR	13,000	8,287,890
Berks Co IDA - Tower Hlth	5.00%	#(a)	2/1/2040	BB+	6,505	7,476,522
Blaine Sr Hsg & Hlthcare - Crest View	6.125%		7/1/2050	NR	5,000	4,755,250
CA Fin Auth - Standord Hlth	4.00%		8/15/2050	AA-	4,000	4,793,960

See Notes to Schedule of Investments.	81

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND December 31, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)
CA Stwde - Daughters of Charity	5.50%	7/1/2039	NR		$1,999	$1,898,684
CA Stwde - Daughters of Charity	5.75%	7/1/2024	NR		489	464,911
CA Stwde - Daughters of Charity	5.75%	7/1/2035	NR		979	929,823
CA Stwde - Eskaton Pptys	5.25%	11/15/2034	BBB		1,640	1,707,158
CA Stwde - Loma Linda Univ Med Ctr†	5.00%	12/1/2041	BB-		3,425	3,841,446
CA Stwde - Loma Linda Univ Med Ctr	5.25%	12/1/2044	BB-		8,805	9,705,135
CA Stwde - Loma Linda Univ Med Ctr†	5.25%	12/1/2056	BB-		11,000	12,381,380
CA Stwde - Loma Linda Univ Med Ctr	5.50%	12/1/2054	BB-		13,205	14,605,786
CA Stwde - Loma Linda Univ Med Ctr†	5.50%	12/1/2058	BB-		17,750	20,722,060
Chester Co Hlth & Ed - Immaculata Univ	5.00%	11/1/2037	BB-	(d)	4,000	3,599,200
Chester Co Hlth & Ed - Immaculata Univ	5.00%	11/1/2046	BB-	(d)	7,100	5,969,183
Clackamas Co Hosp - Rose Villa	5.375%	11/15/2055	NR		1,500	1,613,760
CO Hlth - Jefferson Met Ctr #1	5.75%	12/15/2050	NR		9,915	10,393,498
Crawford Hsp Auth - Meadville Med	6.00%	6/1/2046	NR		2,225	2,448,279
Crawford Hsp Auth - Meadville Med	6.00%	6/1/2051	NR		2,600	2,849,262
Cuyahoga Co Hsp - Metrohealth	5.00%	2/15/2057	BBB-		5,750	6,526,825
Cuyahoga Co Hsp - Metrohealth	5.50%	2/15/2052	BBB-		8,175	9,711,655
Cuyahoga Co Hsp - Metrohealth	5.50%	2/15/2057	BBB-		4,900	5,790,673
Decatur Hsp - Wise Hlth	5.25%	9/1/2044	BBB-		5,720	6,187,782
Denver Hlth & Hsp Auth	5.25%	12/1/2045	BBB		3,700	3,983,235
Duluth Econ Dev Auth - Essentia Health	5.25%	2/15/2058	A-		18,000	21,536,820
Floyd Co Dev Auth - Spires Berry College	6.25%	12/1/2048	NR		2,500	2,388,875
Floyd Co Dev Auth - Spires Berry College	6.50%	12/1/2053	NR		8,500	8,329,830
Franklin Hlth - Provision Proton†(b)	7.50%	6/1/2047	NR		7,635	2,290,500
Fruita CO Hlth - Canyons Hosp & Med Centr†	5.375%	1/1/2033	NR		3,400	3,860,564
Fruita CO Hlth - Canyons Hosp & Med Centr†	5.50%	1/1/2048	NR		11,000	12,087,570
Fulton Co - Canterbury Court†	5.00%	4/1/2047	NR		5,000	5,104,550
Fulton Co - Canterbury Court†	5.00%	4/1/2054	NR		5,000	5,080,650
Fulton Co Med Ctr	5.00%	7/1/2046	NR		4,450	4,657,904
Fulton Co Med Ctr	5.00%	7/1/2051	NR		5,000	5,206,800
Gainesville & Hall Co Hsp–NE GA Hlth GTD	5.50%	8/15/2054	AA-		3,600	4,203,180
Glendale IDA - Beatitudes	5.00%	11/15/2036	NR		1,500	1,625,610
Glendale IDA - Beatitudes	5.00%	11/15/2040	NR		4,000	4,310,640
Glendale IDA - Beatitudes	5.00%	11/15/2045	NR		1,400	1,500,268
Glendale IDA - Beatitudes	5.00%	11/15/2053	NR		7,470	8,029,876
Guadalupe Co - Seguin City Hsp	5.00%	12/1/2040	BB		4,880	5,211,938
Guadalupe Co - Seguin City Hsp	5.00%	12/1/2045	BB		910	953,389

82	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND December 31, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)
Harris Co Cultural Ed - Brazos	5.125%		1/1/2048	BBB-	(d)	$1,655	$1,698,543
Harris Co Cultural Ed - Brazos	7.00%		1/1/2043	BBB-	(d)	3,000	3,387,990
Hillsborough Co IDA - Tampa General	4.00%		8/1/2050	Baa1		2,000	2,289,280
Hillsborough Co IDA - Tampa General	4.00%		8/1/2055	Baa1		6,415	7,303,477
Holmes Co Hsp - Doctors Mem Hsp	5.75%		11/1/2026	NR		3,760	3,683,710	(c)
Holmes Co Hsp - Doctors Mem Hsp	6.00%		11/1/2038	NR		7,115	7,114,644	(c)
Howard Co Retmt Cmnty - Vantage House	5.00%		4/1/2044	NR		2,955	3,000,655
Howard Co Retmt Cmnty - Vantage House	5.00%		4/1/2046	NR		7,000	7,089,250
IA Fin Auth - Iowa Fertilizer Co	5.25%	#(a)	12/1/2050	BB-		12,720	13,866,962
IL Fin Auth - Landing / Plymouth Place	6.00%		5/15/2043	BB+	(d)	2,165	2,318,888
IL Fin Auth - Lutheran Life	5.00%		11/1/2049	NR		2,500	2,676,500
IL Fin Auth - Univ of Illinois Hlth	4.00%		10/1/2040	BBB+		1,035	1,169,105
IL Fin Auth - Univ of Illinois Hlth	4.00%		10/1/2050	BBB+		2,500	2,760,850
IL Fin Auth - Univ of Illinois Hlth	4.00%		10/1/2055	BBB+		2,780	3,054,553
King Co Pub Hsp - Snoqualmie Vly Hsp	6.25%		12/1/2045	NR		3,500	3,837,470
Kirkwood IDA - Aberdeen Hts	5.25%		5/15/2042	BB	(d)	1,750	1,901,375
Kirkwood IDA - Aberdeen Hts	5.25%		5/15/2050	BB	(d)	5,250	5,660,970
KY EDFA - Masonic Homes	5.375%		11/15/2032	NR		3,000	3,042,450
LA Env Facs - St James Place	6.25%		11/15/2045	NR		6,100	6,530,843
LA Stwde - Childrens Med Ctr	4.00%		6/1/2050	A+		1,375	1,595,193
Licking Co Hlth - Kendal Granville	6.00%		7/1/2050	NR		6,000	4,342,500
Lucas Co Hsp - ProMedica Hlth	5.25%		11/15/2048	BBB		8,650	10,060,209
MA DFA - Atrius Hlth	4.00%		6/1/2049	BBB		5,885	6,473,382
Magnolia West CDD	5.35%		5/1/2037	NR		245	246,786
Marion Co - United Church Homes	5.125%		12/1/2049	NR		3,000	3,293,910
Martin Hsp Dist	7.25%		4/1/2036	BBB	(d)	3,450	3,483,465
MD Hlth & HI Ed - Doctors	5.00%		7/1/2038	Baa3		7,275	8,254,870
ME Hlth & HI Ed - Mainegeneral Hlth	6.00%		7/1/2026	Ba3		225	229,041
ME Hlth & HI Ed - Mainegeneral Hlth	6.75%		7/1/2036	Ba3		245	249,599
Mesquite Hlth - Christian Care Ctrs	5.00%		2/15/2026	B+	(d)	2,125	2,064,289
Mesquite Hlth - Christian Care Ctrs	5.00%		2/15/2030	B+	(d)	905	850,600
Mesquite Hlth - Christian Care Ctrs	5.00%		2/15/2035	B+	(d)	2,600	2,336,334
Mesquite Hlth - Christian Care Ctrs	5.00%		2/15/2036	B+	(d)	1,250	1,113,150
Mesquite Hlth - Christian Care Ctrs	5.125%		2/15/2042	B+	(d)	3,955	3,399,718
Montgomery Co IDA - Einstein Hlthcare	5.25%		1/15/2045	Ba1		10,000	10,990,500
Moon IDC - Baptist Homes	6.00%		7/1/2045	NR		9,250	9,746,817

See Notes to Schedule of Investments.	83

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND December 31, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)
Muskingum Co Hsp - Genesis Hlthcare	5.00%	2/15/2033	BB+		$2,765	$2,909,112
Muskingum Co Hsp - Genesis Hlthcare	5.00%	2/15/2044	BB+		10,690	11,134,276
Muskingum Co Hsp - Genesis Hlthcare	5.00%	2/15/2048	BB+		7,000	7,268,030
NH Hlth & Ed - Dartmouth Hitchcock	5.00%	8/1/2059	A		7,075	10,995,399
NJ EDA - Bancroft Neuro	5.00%	6/1/2036	NR		1,500	1,658,880
NM Hsp - Gerald Champion	5.50%	7/1/2042	A-		5,625	5,920,987
Norfolk Redev & Hsg - Harbor’s Edge	5.25%	1/1/2054	NR		3,300	3,507,966
NYC IDA - Yankee Stadium	3.00%	3/1/2049	Baa1		13,285	13,875,385
Oconee Co IDA - Presby Village	6.25%	12/1/2048	NR		2,000	1,999,860
Oconee Co IDA - Presby Village	6.375%	12/1/2053	NR		3,000	2,989,530
OK DFA - OU Med	5.50%	8/15/2052	Baa3		6,450	7,743,354
OK DFA - OU Med	5.50%	8/15/2057	Baa3		6,130	7,320,017
Oroville - Oroville Hsp	5.25%	4/1/2039	BB		2,060	2,310,331
Oroville - Oroville Hsp	5.25%	4/1/2054	BB		12,545	13,758,227
PA Hosp Auth - Doylestown	4.00%	7/1/2045	BBB-		4,375	4,671,275
PA Hosp Auth - Doylestown	5.00%	7/1/2049	BBB-		2,375	2,723,698
Palm Beach Co Hlth - Lifespace	5.00%	5/15/2053	BBB	(d)	7,125	7,781,141
Palomar Hlth	5.00%	11/1/2039	BBB		2,500	2,881,800
Philadelphia Hsps - Temple Univ Hlth	5.625%	7/1/2036	BBB-		6,250	6,637,375
Philadelphia Hsps - Temple Univ Hlth	5.625%	7/1/2042	BBB-		9,375	9,923,906
Philadelphia IDA - Gtr Philadelphia Hlth	6.50%	6/1/2045	NR		2,485	2,605,622
Philadelphia IDA - Gtr Philadelphia Hlth	6.625%	6/1/2050	NR		3,415	3,589,131
Philadelphia IDA - Wesley	5.00%	7/1/2042	BB	(d)	3,355	3,506,042
Philadelphia IDA - Wesley	5.00%	7/1/2049	BB	(d)	250	259,673
RI Hlth & Ed - Care New England	5.00%	9/1/2036	B+		7,000	7,623,490
Salem Hsp Fac - Capital Manor	5.625%	5/15/2032	BBB	(d)	1,000	1,045,370
Salem Hsp Fac - Capital Manor	6.00%	5/15/2047	BBB	(d)	1,600	1,666,976
San Buenaventura - Cmnty Mem Hlth	8.00%	12/1/2026	BB		10,000	10,620,800
SC Jobs EDA - Hampton Regl Med	5.00%	11/1/2042	NR		3,815	4,289,853
SC Jobs EDA - Hampton Regl Med	5.00%	11/1/2046	NR		6,070	6,740,796	(c)
SE Port Auth - Memorial Hlth	5.50%	12/1/2043	BB-	(d)	5,025	5,308,711
SE Port Auth - Memorial Hlth	6.00%	12/1/2042	BB-	(d)	1,660	1,729,720
Seminole Co - Legacy Pointe	5.50%	11/15/2049	NR		8,000	7,643,520
Seminole Co - Legacy Pointe	5.75%	11/15/2054	NR		4,000	3,872,360
Shelby Co - Farms at Bailey Station	5.75%	10/1/2059	NR		22,000	22,057,640
Tampa Hlth & Ed - Moffit Cancer	5.00%	7/1/2050	A2		5,250	6,540,870
Tarrant Co Cultural - Buckingham(b)	5.50%	11/15/2045	NR		3,650	2,190,000

84	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND December 31, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)
Tulsa Co Industrial Auth - Montereau	5.25%	11/15/2045	BBB-	(d)	$2,750	$2,954,600
Upper San Juan Hlth Dist	6.00%	6/1/2041	NR		2,225	2,448,168	(c)
Upper San Juan Hlth Dist	6.125%	6/1/2046	NR		3,015	3,298,892	(c)
Vigo CO Hsp - Union Hsp	8.00%	9/1/2041	NR		2,955	3,103,075
WA HFC - Mirabella†	6.50%	10/1/2032	NR		1,960	2,010,490
WA HFC - Mirabella†	6.75%	10/1/2047	NR		3,000	3,083,070
WA HFC - Rockwood†	6.00%	1/1/2024	NR		685	715,188
Ward Co Hlth - Trinity Hlth	5.00%	6/1/2053	BBB-		8,750	9,911,125
WI Hlth & Ed - American Baptist	5.00%	8/1/2039	NR		1,625	1,719,023
WI Hlth & Ed - Sauk-Prarie Mem Hsp	5.375%	2/1/2048	B1		4,000	4,093,000
WI Hlth & Ed - St. Camillus	5.00%	11/1/2039	NR		1,000	1,071,360
WI Hlth & Ed - St. Camillus	5.00%	11/1/2046	NR		1,100	1,160,104
WI Hlth & Ed - St. Camillus	5.00%	11/1/2054	NR		5,000	5,224,550
WI PFA - Alabama Proton†	6.85%	10/1/2047	NR		4,500	5,190,480
WI PFA - Bancroft Neuro†	4.625%	6/1/2036	NR		4,330	4,642,842
WI PFA - Bancroft Neuro†	5.125%	6/1/2048	NR		5,900	6,398,491
WI PFA - Delray Beach Radiation†	6.85%	11/1/2046	NR		3,835	4,156,220
WI PFA - Las Ventanas	Zero Coupon	10/1/2042	NR		2,961	60,997
WI PFA - Las Ventanas	Zero Coupon	10/1/2042	NR		1,555	637,363
WI PFA - Las Ventanas	7.00%	10/1/2042	NR		6,895	6,902,860
WI PFA - Mary’s Woods†	5.25%	5/15/2052	BB	(d)	2,300	2,451,639
WI PFA - Rose Villa†	5.75%	11/15/2044	NR		2,035	2,188,256
Wilson Co Hsp	5.60%	9/1/2036	NR		3,530	3,530,529
Total						705,154,919

Housing 2.35%
Alachua Co Hlth - Oak Hammock	8.00%	10/1/2042	NR		700	767,445
Alachua Co Hlth - Oak Hammock	8.00%	10/1/2046	NR		1,000	1,094,560
AZ IDA - NCCU Prop Student Hsg (BAM)	5.00%	6/1/2058	AA		2,500	2,980,600
CA CHA - The Arbors†	5.00%	8/1/2050	NR		4,400	5,072,012
CA Cmty Hsg - Annadel Apts†	5.00%	4/1/2049	NR		9,000	10,206,540
CA Cmty Hsg - Serenity at Larkspur†	5.00%	2/1/2050	NR		10,800	12,092,220
CA Cmty Hsg - Verdant†	5.00%	8/1/2049	NR		10,200	11,615,964
CA HFA - MFH	4.25%	1/15/2035	BBB+		3,483	4,030,059
CA Muni Fin - Caritas Affordable Hsg	5.25%	8/15/2039	A-		550	613,063
CEDA - Provident Student Hsg	5.00%	8/1/2057	Baa3		1,885	2,225,865
LA HFA - Gmf-LA Chateau	8.00%	9/1/2039	CCC		2,995	2,631,107

See Notes to Schedule of Investments.	85

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND December 31, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Housing (continued)
LA Pub Facs Auth - Provident LSU	5.00%	7/1/2059	A3	$2,915	$3,442,382
MI HDA	3.60%	10/1/2060	AA	6,330	6,791,837
Roanoke Co EDA - Richfield Living	5.25%	9/1/2049	NR	15,000	15,165,300
Roanoke Co EDA - Richfield Living	5.375%	9/1/2054	NR	6,000	6,076,140
Total					84,805,094

Lease Obligations 3.52%
CA Pub Wks - Various Cap Proj	5.00%	4/1/2034	Aa3	5,000	5,274,500
IN Fin Auth - OH River Brdgs AMT	5.00%	7/1/2040	BBB+	2,320	2,489,685
IN Fin Auth - OH River Brdgs AMT	5.00%	7/1/2044	BBB+	8,000	8,549,840
Met Pier & Expo Auth - Mccormick Place (AGM)	Zero Coupon	12/15/2056	AA	5,250	1,599,202
Met Pier & Expo Auth - Mccormick Place (NPFGC)(FGIC)	Zero Coupon	6/15/2037	BBB	8,650	5,472,249
Met Pier & Expo Auth - Mccormick Place (NPFGC)(FGIC)	5.50%	6/15/2029	BBB	3,000	3,535,350
NJ EDA - Bldgs	5.00%	6/15/2047	Baa1	5,450	6,359,060
NJ EDA - Goethals Brdg AMT	5.375%	1/1/2043	BBB	1,175	1,298,869
NJ EDA - Goethals Brdg AMT	5.625%	1/1/2052	BBB	5,000	5,551,000
NJ EDA - Sch Facs	5.00%	6/15/2042	Baa1	2,000	2,325,280
NJ EDA - Sch Facs	5.00%	6/15/2043	Baa1	5,000	5,941,150
NJ EDA - Sch Facs	5.50%	6/15/2029	Baa1	3,575	4,385,560
NJ EDA - State House	5.00%	6/15/2043	Baa1	3,800	4,515,274
NJ Trans Trust Fund	Zero Coupon	12/15/2034	Baa1	13,420	9,303,012
NJ Trans Trust Fund	Zero Coupon	12/15/2038	Baa1	15,405	9,192,626
NJ Trans Trust Fund	4.00%	12/15/2039	Baa1	2,900	3,264,762
NJ Trans Trust Fund	4.00%	6/15/2050	Baa1	27,500	30,183,725
NJ Trans Trust Fund	5.00%	12/15/2035	Baa1	3,250	3,955,900
NJ Trans Trust Fund	5.00%	12/15/2039	Baa1	3,300	4,020,390
NJ Trans Trust Fund (NPFGC)(FGIC)	Zero Coupon	12/15/2031	Baa1	3,690	2,936,982
PR Pub Fin Corp(b)	5.50%	8/1/2031	C	12,250	153,125
St Louis Fin Corp - Convention Center (AGM)	5.00%	10/1/2045	AA	2,500	3,129,075
St Louis Fin Corp - Convention Center (AGM)	5.00%	10/1/2049	AA	2,625	3,255,525
Total					126,692,141

86	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND December 31, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Other Revenue 6.14%
Arlington HI Ed Fin Corp - Arlington Classics	5.00%	8/15/2045	BBB-	$2,250	$2,512,598
Arlington Hi Ed Fin Corp - Newman Intl Acad	5.50%	8/15/2046	NR	5,000	5,497,250
AZ IDA - American Charter Sch†	6.00%	7/1/2047	BB+	2,460	2,954,829
AZ IDA - Odyssey Prep†	5.50%	7/1/2052	BB-	750	812,970
CA Sch Fin Auth - Kipp LA	5.125%	7/1/2044	BBB	2,390	2,672,259
Cap Trust Agy - Franklin Academy†	5.00%	12/15/2040	NR	1,220	1,324,444
Cap Trust Agy - Franklin Academy†	5.00%	12/15/2050	NR	6,250	6,719,500
Cap Trust Agy - Franklin Academy†	5.00%	12/15/2055	NR	5,690	6,102,639
Chester Co IDA - Collegium Charter Sch	5.125%	10/15/2037	BB	1,000	1,102,070
Chester Co IDA - Collegium Charter Sch	5.25%	10/15/2047	BB	2,500	2,730,100
Chester Co IDA - Collegium Charter Sch	5.375%	10/15/2042	BB	5,000	5,170,450
Cleveland Co Port Auth - Playhouse Sq	5.25%	12/1/2038	BB+	1,400	1,519,532
Cleveland Co Port Auth - Playhouse Sq	5.50%	12/1/2043	BB+	1,850	2,016,778
Cleveland Co Port Auth - Playhouse Sq	5.50%	12/1/2053	BB+	9,075	9,829,586
Clifton Higher Ed - IDEA Pub Schs	6.00%	8/15/2043	A-	1,000	1,106,730
Clifton Higher Ed - Intl Ldrshp Sch	6.125%	8/15/2048	NR	22,025	25,502,087
FL DFC - FL Charter Foundation†	5.00%	7/15/2046	NR	4,000	4,293,960
FL DFC - Mater Admy	5.00%	6/15/2050	BBB	2,140	2,431,447
FL DFC - Mater Admy	5.00%	6/15/2055	BBB	1,500	1,693,395
FL DFC - Palm Bay Admy†	Zero Coupon	5/15/2037	NR	940	9,400
FL DFC - Palm Bay Admy†	Zero Coupon	5/15/2037	NR	1,220	804,029
FL DFC - Palm Bay Admy†	6.375%	5/15/2037	NR	2,620	2,342,254	(c)
FL DFC - Renaissance Chtr Sch†	6.125%	6/15/2046	NR	5,000	5,610,750
FL DFC - Renaissance Chtr Sch 2020†	5.00%	9/15/2040	NR	1,050	1,149,120
FL DFC - Renaissance Chtr Sch 2020†	5.00%	9/15/2050	NR	2,200	2,389,838
Florence Twn IDA - Legacy Trad Sch	6.00%	7/1/2043	BB+	3,250	3,487,802
Jefferson Parish Econ Dev Dist - Kenner†	5.50%	6/15/2038	NR	3,200	3,596,096
Jefferson Parish Econ Dev Dist - Kenner†	5.625%	6/15/2048	NR	4,350	4,839,592
Lower AL Gas Dist - Goldman Sachs	5.00%	9/1/2046	A3	26,855	40,205,158
Main St Nat Gas - Macquarie	5.00%	5/15/2043	A3	1,900	2,286,669
Main St Nat Gas - Macquarie	5.00%	5/15/2049	A3	14,585	22,023,496
Maricopa Co IDA - Legacy Schools†	5.00%	7/1/2049	BB+	2,335	2,632,316
Maricopa Co IDA - Legacy Schools†	5.00%	7/1/2054	BB+	1,465	1,645,766
Maricopa Co IDA - Paradise Schools†	5.00%	7/1/2047	BB+	4,000	4,357,640
MD EDC - Chesapeake Bay Hyatt(b)	5.00%	12/1/2031	NR	10,700	6,420,000	(c)

See Notes to Schedule of Investments.	87

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND December 31, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Other Revenue (continued)
MD EDC - Chesapeake Bay Hyatt(b)	5.25%	12/1/2031	NR	$3,000	$1,800,000	(c)
MI Fin Auth - Bradford Admy	4.30%	9/1/2030	NR	1,165	1,202,140
MI Fin Auth - Bradford Admy	4.80%	9/1/2040	NR	1,845	1,908,320
MI Fin Auth - Bradford Admy	5.00%	9/1/2050	NR	3,010	3,112,340
MI Pub Ed - Crescent Admy	7.00%	10/1/2036	NR	640	640,902
Michigan St Strategic FD Escrow(e)	Zero Coupon	9/1/2020	NR	5,000	500	(f)
Middlesex Co Impt Auth - Heldrich Ctr(b)	6.125%	1/1/2025	NR	2,790	55,800
Middlesex Co Impt Auth - Heldrich Ctr(b)	6.25%	1/1/2037	NR	5,755	115,100
NYC IDA - Queens Stadium (AMBAC)	5.00%	1/1/2036	Baa3	3,165	3,166,582
Ohio St Pollution Ctl Rev Escrow	Zero Coupon	3/1/2015	NR	2,965	297	(f)
Phoenix IDA - Basis Schs†	5.00%	7/1/2046	BB	2,000	2,165,940
Pima Co IDA - Edkey Chtr Sch†	5.00%	7/1/2049	NR	6,000	6,232,920
Pima Co IDA - Edkey Chtr Sch†	5.00%	7/1/2055	NR	4,000	4,119,400
Plymouth Ed Ctr Charter Sch	5.375%	11/1/2030	D	1,425	991,928
UT Charter Sch - Freedom Academy†	5.375%	6/15/2048	NR	5,150	5,687,042
Total					220,991,761

Special Tax 4.52%
Allentown Neighborhood Impt†	5.00%	5/1/2032	Ba3	2,425	2,662,747
Allentown Neighborhood Impt†	5.375%	5/1/2042	NR	5,500	6,023,600
Anne Arundel Co Spl Tax - Vlgs Two Rivers	5.125%	7/1/2036	NR	1,030	1,062,981
Anne Arundel Co Spl Tax - Vlgs Two Rivers	5.25%	7/1/2044	NR	2,150	2,218,327
Arborwood CDD	6.90%	5/1/2025	NR	175	178,897	(c)
Arborwood CDD	6.90%	5/1/2036	NR	55	55,608	(c)
Arborwood CDD	6.90%	5/1/2036	NR	685	697,063	(c)
Berkeley Co - Nexton Imp Dist	4.25%	11/1/2040	NR	1,000	1,079,320
Berkeley Co - Nexton Imp Dist	4.375%	11/1/2049	NR	1,500	1,615,350	(c)
Brighton Crossing Met Dist #6	5.00%	12/1/2050	NR	1,340	1,367,122
Celebration Pointe CDD†	5.00%	5/1/2048	NR	3,400	3,620,592
Compton Redev Agy	6.00%	8/1/2042	NR	4,750	4,763,585
Denver Intl Business Ctr Met Dist #1	6.00%	12/1/2048	NR	2,300	2,470,683
Frederick Co - Jefferson Technology Park†	4.625%	7/1/2043	NR	2,235	2,401,038
Frederick Co - Urbana CDA	4.00%	7/1/2050	NR	3,500	3,634,505
Grandview IDA - Grandview Crossing(b)	5.75%	12/1/2028	NR	1,000	170,000
Inland Valley Redev Agy	5.25%	9/1/2037	A-	3,375	3,800,149

88	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND December 31, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Special Tax (continued)
Miami World Ctr CDD	5.25%	11/1/2049	NR	$4,500	$4,982,670
MIDA Mount Village PID	4.25%	8/1/2035	NR	1,645	1,746,348	(c)
MIDA Mount Village PID	4.50%	8/1/2040	NR	1,250	1,326,050	(c)
MIDA Mount Village PID	5.00%	8/1/2050	NR	6,500	6,901,375
North Las Vegas Improv Dist - Vall	4.50%	6/1/2039	NR	500	534,575
North Las Vegas Improv Dist - Vall	4.625%	6/1/2043	NR	500	534,265
North Las Vegas Improv Dist - Vall	4.625%	6/1/2049	NR	765	812,017
North Range Met Dist	5.00%	12/1/2040	NR	2,000	2,096,340
North Range Met Dist	5.25%	12/1/2050	NR	5,000	5,245,900
Nthrn Palm Bch Co Impt Dist	5.00%	8/1/2037	NR	750	850,590
Nthrn Palm Bch Co Impt Dist	5.00%	8/1/2046	NR	2,850	3,190,547
Nthrn Palm Bch Co Impt Dist	5.00%	8/1/2046	NR	5,000	5,345,550
NYC IDA - Queens Stadium (AMBAC)	5.00%	1/1/2031	Baa3	6,110	6,112,627
NYC IDA - Yankee Stadium	4.00%	3/1/2045	Baa1	3,600	4,152,168
PA COP	4.00%	7/1/2046	A	3,175	3,602,323
Peninsula Town Center†	5.00%	9/1/2037	NR	875	937,309
Peninsula Town Center†	5.00%	9/1/2045	NR	2,250	2,404,575
Prairie Ctr Met Dist #3†	5.00%	12/15/2041	NR	3,475	3,645,900
Prince George Co Spl Ob†	5.00%	7/1/2046	NR	5,000	5,347,900
Prince George Co Spl Ob - Westphalia†	5.125%	7/1/2039	NR	1,100	1,193,467
Prince George Co Spl Ob - Westphalia†	5.25%	7/1/2048	NR	5,125	5,557,755
River Islands PFA - CFD 2003	5.50%	9/1/2045	NR	2,925	3,107,023
River Islands PFA - CFD 2003	5.50%	9/1/2045	NR	6,505	6,909,806
Scranton RDA GTD	5.00%	11/15/2028	BB+	5,000	5,069,100
St Louis IDA - Ballpark Vlg	4.375%	11/15/2035	NR	3,500	3,210,235
St Louis IDA - Ballpark Vlg	4.75%	11/15/2047	NR	4,875	4,486,365
Stone Canyon CID(b)	5.70%	4/1/2022	NR	1,485	386,100
Tahoe Douglas Visitors Auth	5.00%	7/1/2045	NR	2,800	3,091,396
Tahoe Douglas Visitors Auth	5.00%	7/1/2051	NR	3,000	3,299,610
Tern Bay CDD	5.375%	5/1/2037	NR	405	405,385
Village CDD #10	6.00%	5/1/2044	NR	865	950,773
Village CDD #12†	4.25%	5/1/2043	NR	7,265	7,967,889
Village CDD #12†	4.375%	5/1/2050	NR	2,905	3,185,739
Village CDD #13	3.70%	5/1/2050	NR	6,000	6,322,980
Village Met Dist - Avon	5.00%	12/1/2040	NR	1,500	1,614,420
Village Met Dist - Avon	5.00%	12/1/2049	NR	3,000	3,193,080
West Villages Impr Dist - #7	4.75%	5/1/2039	NR	1,750	1,932,840
West Villages Impr Dist - #7	5.00%	5/1/2050	NR	3,090	3,438,490
Total					162,913,049

See Notes to Schedule of Investments.	89

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND December 31, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Tax Revenue 4.97%
American Samoa GO†	6.50%	9/1/2028	Ba3	$2,750	$3,337,510
City of Sparks - Legends at Sparks Marina†	2.50%	6/15/2024	Ba2	335	336,575
City of Sparks - Legends at Sparks Marina†	2.75%	6/15/2028	Ba2	750	756,008
Met Pier & Expo Auth - Mccormick Place	Zero Coupon	12/15/2054	BBB	21,595	5,584,683
Met Pier & Expo Auth - Mccormick Place	5.00%	6/15/2053	BBB	6,045	6,618,066
Met Pier & Expo Auth - Mccormick Place	5.50%	6/15/2053	BBB	9,150	10,226,589
Met Pier & Expo Auth - Mccormick Place (AGM)	Zero Coupon	12/15/2052	AA	5,250	1,842,908
Met Pier & Expo Auth - Mccormick Place (NPFGC)(FGIC)	Zero Coupon	12/15/2036	BBB	20,000	12,928,400
Met Pier & Expo Auth - Mccormick Place (NPFGC)(FGIC)	Zero Coupon	12/15/2037	BBB	10,000	6,220,000
NY UDC - PIT	3.00%	3/15/2050	AA+	2,500	2,652,900
PR Corp Sales Tax	Zero Coupon	7/1/2029	NR	1,066	906,644
PR Corp Sales Tax	Zero Coupon	7/1/2033	NR	5,283	3,789,390
PR Corp Sales Tax	4.329%	7/1/2040	NR	2,000	2,170,880
PR Corp Sales Tax	4.329%	7/1/2040	NR	16,627	18,059,250
PR Corp Sales Tax	4.536%	7/1/2053	NR	477	518,642
PR Corp Sales Tax	4.55%	7/1/2040	NR	1,337	1,470,860
PR Corp Sales Tax	4.75%	7/1/2053	NR	34,203	37,673,236
PR Corp Sales Tax	4.784%	7/1/2058	NR	4,064	4,478,284
PR Corp Sales Tax	5.00%	7/1/2058	NR	51,486	57,504,713
Reno - ReTRAC-Reno Trans†	Zero Coupon	7/1/2058	NR	18,500	1,872,015
Total					178,947,553

Tobacco 11.01%
Buckeye Tobacco	Zero Coupon	6/1/2057	NR	76,000	11,580,880
Buckeye Tobacco	5.00%	6/1/2055	NR	85,100	96,345,965
CA Stwde - Tobacco Settlement	Zero Coupon	6/1/2046	NR	26,325	5,513,771
CA Stwde - Tobacco Settlement†	Zero Coupon	6/1/2055	NR	42,500	2,322,625
Erie Co Tobacco	Zero Coupon	6/1/2060	NR	35,000	1,691,900
Golden St Tobacco	Zero Coupon	6/1/2047	CCC-	25,000	5,506,500
Golden St Tobacco	5.00%	6/1/2047	NR	20,435	21,199,678
Golden St Tobacco	5.00%	6/1/2047	NR	35,295	36,615,739

90	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND December 31, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Tobacco (continued)
Golden St Tobacco	5.25%	6/1/2047	NR	$14,675	$15,286,067
Golden St Tobacco	5.30%	6/1/2037	B-	5,020	5,234,806
Inland Empire Tobacco†	Zero Coupon	6/1/2057	CCC	47,000	2,989,200
Los Angeles Co Tobacco	Zero Coupon	6/1/2055	NR	18,000	3,384,360
Los Angeles Co Tobacco	4.00%	6/1/2049	BBB+	2,015	2,342,055
Los Angeles Co Tobacco	5.00%	6/1/2049	BBB-	250	306,770
Merced Co Tobacco	5.00%	6/1/2050	NR	1,500	1,737,285
MI Tob Settlement	Zero Coupon	6/1/2058	NR	225,900	9,910,233
MI Tob Settlement	4.00%	6/1/2049	BBB+	3,370	3,828,893
MI Tob Settlement	5.00%	6/1/2049	BBB-	1,500	1,824,270
Monroe Co Tobacco	Zero Coupon	6/1/2061	NR	22,900	894,016
Nassau Co Tobacco	Zero Coupon	6/1/2060	NR	50,000	2,472,000
Nassau Co Tobacco	5.00%	6/1/2035	B-	3,170	3,203,919
Nassau Co Tobacco	5.25%	6/1/2026	B-	4,000	4,042,800
Nthrn AK Tobacco	5.00%	6/1/2032	B3	5,025	5,099,269
Nthrn AK Tobacco	5.00%	6/1/2046	B3	6,930	7,032,425
Nthrn CA Tobacco	Zero Coupon	6/1/2045	CCC-	42,500	8,509,350
Nthrn CA Tobacco	5.50%	6/1/2045	B-	5,280	5,304,974
RI Tob Settlement	Zero Coupon	6/1/2052	CCC-	25,885	4,110,797
Rockland Tobacco†	Zero Coupon	8/15/2060	NR	41,035	2,118,227
San Diego Co Tobacco	Zero Coupon	6/1/2054	NR	16,000	2,906,400
San Diego Co Tobacco	5.00%	6/1/2048	BBB-	2,550	3,101,285
Silicon Valley Tobacco	Zero Coupon	6/1/2056	NR	20,000	1,842,400
Sthrn CA Tobacco	Zero Coupon	6/1/2046	CCC-	15,000	3,027,150
Suffolk Tobacco Asset Sec Corp	6.00%	6/1/2048	NR	1,125	1,126,553
Suffolk Tobacco Asset Sec Corp	6.625%	6/1/2044	NR	6,100	6,312,463
Tobacco Settlement Auth IA	Zero Coupon	6/1/2046	NR	10,000	1,689,200
Tobacco Settlement Auth IA	5.375%	6/1/2038	B-	6,220	6,304,281
Tobacco Settlement Auth IA	5.50%	6/1/2042	B-	3,910	3,962,980
Tobacco Settlement Fin Corp DC	Zero Coupon	6/15/2046	NR	4,780	702,803
Tobacco Settlement Fin Corp DC	Zero Coupon	6/15/2055	NR	21,000	1,804,320
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2046	BB+	17,125	20,002,514
Tobacco Settlement Fin Corp VA	Zero Coupon	6/1/2047	CCC-	9,500	2,115,460
Tobacco Settlement Fin Corp VA	Zero Coupon	6/1/2047	CCC-	51,265	11,682,268
Tobacco Settlement Fin Corp VA	5.00%	6/1/2047	B-	17,575	17,645,827
TSASC	5.00%	6/1/2045	CCC+	4,670	5,026,835
TSASC	5.00%	6/1/2048	NR	34,170	36,601,195
Total					396,262,708

See Notes to Schedule of Investments.	91

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND December 31, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Transportation 8.96%
CA Muni Fin - LINXS AMT	4.00%	12/31/2047	BBB-	(d)	$11,200	$12,238,016
Chicago O’Hare Arpt	4.00%	1/1/2044	A		10,000	11,392,300
Chicago O’Hare Arpt AMT	5.00%	1/1/2048	A		5,000	5,976,850
Chicago Trans Auth	4.00%	12/1/2050	A+		3,500	3,948,630
Chicago Trans Auth	4.00%	12/1/2055	A+		3,000	3,371,550
Chicago Trans Auth	5.00%	12/1/2055	A+		1,750	2,106,020
CT Airport Auth - Bradley Arpt AMT	4.00%	7/1/2049	BBB		5,310	5,807,016
Denver City & Co Arpt AMT	5.50%	11/15/2025	A		3,410	3,868,918
Denver RTD - Eagle P3	3.00%	7/15/2037	Baa2		2,975	3,164,151
E470 Pub Hwy Auth (NPFGC)(FGIC)	Zero Coupon	9/1/2031	A		20,000	16,916,600
Foothill / Eastern Corridor Toll Rd	Zero Coupon	1/15/2033	A-		4,500	3,284,100
Foothill / Eastern Corridor Toll Rd	5.75%	1/15/2046	A-		1,000	1,125,190
Foothill / Eastern Corridor Toll Rd	6.00%	1/15/2049	A-		5,000	5,873,300
Foothill / Eastern Corridor Toll Rd	6.00%	1/15/2053	A-		6,915	8,122,774
Foothill / Eastern Corridor Toll Rd	6.50%	1/15/2043	BBB+		2,000	2,293,040
Hampton Rds Trans	4.00%	7/1/2060	AA		5,000	5,938,950
Houston Arpt - Continental Airlines AMT	4.75%	7/1/2024	Ba3		5,000	5,201,250
Houston Arpt - United Airlines AMT	5.00%	7/15/2028	B		3,500	3,965,990
MD EDC - Port Covington	4.00%	9/1/2040	NR		1,000	1,051,520
MD EDC - Port Covington	4.00%	9/1/2050	NR		4,000	4,122,760
MD EDC - Ports America Chesapeake AMT	5.00%	6/1/2044	Baa3		250	281,838
MD EDC - Ports America Chesapeake AMT	5.00%	6/1/2049	Baa3		750	840,323
MI Strategic Fund - I-75 AMT (AGM)	4.50%	6/30/2048	AA		3,000	3,559,200
MTA NY	4.00%	2/1/2022	NR		2,250	2,296,215
MTA NY	4.00%	11/15/2045	A3		2,500	2,777,375
MTA NY	5.00%	5/15/2022	NR		5,100	5,303,745
MTA NY	5.00%	11/15/2048	A3		7,420	8,870,536
MTA NY	5.00%	11/15/2050	A3		6,125	7,311,167
MTA NY	5.25%	11/15/2044	A3		10,000	11,100,200
MTA NY	5.25%	11/15/2055	A3		14,210	17,347,000
NJ Trans Trust Fund	4.00%	6/15/2045	Baa1		3,350	3,749,487
NJ Trans Trust Fund	4.00%	6/15/2050	Baa1		7,690	8,538,976
NJ Trans Trust Fund	5.00%	6/15/2045	Baa1		5,000	6,092,050
NJ Trans Trust Fund	5.00%	6/15/2050	Baa1		2,750	3,324,337
North TX Twy Auth	4.25%	1/1/2049	A		5,525	6,341,263
NY Trans Dev Corp - Delta AMT	4.00%	1/1/2036	Baa3		9,305	10,198,931
NY Trans Dev Corp - Delta AMT	4.375%	10/1/2045	Baa3		15,000	17,263,350

92	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND December 31, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)
NY Trans Dev Corp - Delta AMT	5.00%	1/1/2024	Baa3	$6,300	$6,957,720
NY Trans Dev Corp - Delta AMT	5.00%	1/1/2036	Baa3	1,195	1,399,990
NY Trans Dev Corp - Delta AMT	5.00%	10/1/2040	Baa3	15,000	18,383,100
NY Trans Dev Corp - JFK IAT	4.00%	12/1/2039	Baa1	1,500	1,778,205
NY Trans Dev Corp - JFK IAT	4.00%	12/1/2041	Baa1	1,000	1,171,500
NY Trans Dev Corp - JFK IAT	5.00%	12/1/2035	Baa1	1,000	1,289,420
NY Trans Dev Corp - JFK IAT	5.00%	12/1/2037	Baa1	1,000	1,282,800
NY Trans Dev Corp - LaGuardia Airport AMT	5.25%	1/1/2050	Baa3	14,470	15,931,325
PA Tpk Commn	4.00%	12/1/2049	A3	3,500	3,936,485
PA Tpk Commn	5.00%	12/1/2044	A3	4,500	5,585,220
Port Auth NY & NJ AMT	4.00%	11/1/2059	Aa3	1,000	1,138,900
Port Auth NY & NJ AMT	4.00%	7/15/2060	Aa3	10,000	11,488,900
PR Hwy & Trans Auth(b)	5.00%	7/1/2020	NR	6,035	2,112,250
PR Hwy & Trans Auth(b)	5.00%	7/1/2022	C	1,545	544,613
PR Hwy & Trans Auth(b)	5.00%	7/1/2028	C	1,015	115,456
Reno - ReTRAC-Reno Trans†	Zero Coupon	7/1/2058	NR	55,000	8,292,350
TX Surface Trans Corp - I-635	4.00%	6/30/2038	Baa2	1,050	1,239,126
TX Surface Trans Corp - I-635	4.00%	12/31/2038	Baa2	1,375	1,618,856
TX Surface Trans Corp - I-635	4.00%	6/30/2039	Baa2	1,335	1,570,040
TX Surface Trans Corp - I-635	4.00%	6/30/2040	Baa2	1,125	1,318,489
TX Surface Trans Corp - NTE 3C AMT	5.00%	6/30/2058	Baa3	4,200	5,040,882
TX Trans Comm - Hwy 249	Zero Coupon	8/1/2036	Baa3	1,050	607,058
TX Trans Comm - Hwy 249	Zero Coupon	8/1/2040	Baa3	1,100	508,310
TX Trans Comm - Hwy 249	Zero Coupon	8/1/2048	Baa3	1,000	298,100
TX Trans Comm - Hwy 249	5.00%	8/1/2057	Baa3	2,375	2,769,796
VA Small Bus Fing - Elizabeth River AMT	6.00%	1/1/2037	BBB-	1,230	1,311,377
Total					322,655,186

Utilities 7.77%
Burke Co Dev - Oglethorpe Power	4.125%	11/1/2045	BBB+	6,085	6,917,245
Burke Co Dev - Oglethorpe Power	4.125%	11/1/2045	BBB+	15,640	17,779,083
CA Poll Ctl - Poseidon Res†	5.00%	11/21/2045	Baa3	2,250	2,672,978
Campbell Co Solid Wste - Basin Elec	3.625%	7/15/2039	A	12,345	13,549,378
Central Plains - Goldman Sachs	5.00%	9/1/2042	BBB+	5,000	7,330,200
Charlotte Co IDA - Babcock Ranch AMT†	5.00%	10/1/2034	NR	1,000	1,138,770
Charlotte Co IDA - Babcock Ranch AMT†	5.00%	10/1/2049	NR	5,500	6,148,395

See Notes to Schedule of Investments.	93

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND December 31, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Utilities (continued)
Compton Water	6.00%	8/1/2039	NR		$3,710	$3,722,688
GA Muni Elec Auth - MEAG	4.00%	1/1/2049	BBB+		10,000	11,261,400
GA Muni Elec Auth - MEAG	5.00%	1/1/2048	BBB+		2,000	2,421,860
GA Muni Elec Auth - MEAG	5.00%	1/1/2059	BBB+		7,300	8,729,413
GA Muni Elec Auth - MEAG	5.00%	1/1/2063	A		2,400	2,888,352
Guam Waterworks Auth	5.00%	1/1/2050	A-		2,250	2,796,593
HI Dept Budget - Hawaiian Electric	3.20%	7/1/2039	Baa2		15,765	16,502,644
HI Dept Budget - Hawaiian Electric AMT	4.00%	3/1/2037	Baa2		4,475	4,852,108
Jefferson Co Sewer	Zero Coupon	10/1/2039	BBB		5,000	5,094,750
Jefferson Co Sewer	Zero Coupon	10/1/2046	BBB		5,445	5,512,409
Jefferson Co Sewer	6.00%	10/1/2042	BBB		7,175	8,367,700
Jefferson Co Sewer	6.50%	10/1/2053	BBB		26,800	31,577,368
Jefferson Co Sewer (AGM)	Zero Coupon	10/1/2028	AA		4,035	3,016,445
Jefferson Co Sewer (AGM)	5.00%	10/1/2044	AA		5,070	5,601,032
Maricopa Co Poll Cntrl - El Paso Elec	3.60%	2/1/2040	Baa2		5,355	5,940,998
Maricopa Co Poll Cntrl - El Paso Elec	3.60%	4/1/2040	Baa2		3,115	3,454,348
Moraine Ohio Solid Waste Disp Escrow AMT	Zero Coupon	7/1/2014	NR		525	53	(f)
PR Aqueduct & Swr Auth	4.25%	7/1/2025	Ca		4,400	4,570,500
PR Aqueduct & Swr Auth†	5.00%	7/1/2025	NR		10,000	11,023,600
PR Aqueduct & Swr Auth†	5.00%	7/1/2030	NR		15,000	17,645,850
PR Aqueduct & Swr Auth	5.00%	7/1/2033	Ca		5,570	5,855,462
PR Aqueduct & Swr Auth†	5.00%	7/1/2035	NR		15,000	17,308,350
PR Aqueduct & Swr Auth†	5.00%	7/1/2047	NR		20,000	22,551,200
PR Aqueduct & Swr Auth	5.125%	7/1/2037	Ca		3,720	3,915,300
PR Aqueduct & Swr Auth	6.00%	7/1/2047	Ca		3,315	3,534,619
PR Elec Pwr Auth(b)	5.00%	7/1/2042	D	(d)	4,975	4,029,750
PR Elec Pwr Auth(b)	5.05%	7/1/2042	D	(d)	3,425	2,774,250
PR Elec Pwr Auth(b)	5.25%	7/1/2024	D	(d)	7,000	5,687,500
PR Elec Pwr Auth(b)	5.50%	7/1/2038	D	(d)	1,530	1,246,950
Prichard Wtr & Swr	4.00%	11/1/2044	BBB+		1,980	2,218,273
Total						279,637,814
Total Municipal Bonds (cost $3,331,900,780)						3,538,229,186

94	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND December 31, 2020

				Credit
		Interest	Final	Rating:	Principal
	Interest	Rate Reset	Maturity	S&P or	Amount	Fair
Investments	Rate#	Date(g)	Date	Moody’s	(000)	Value
SHORT-TERM INVESTMENTS 0.38%

Variable Rate Demand Notes 0.38%

Health Care 0.09%
NYC Muni Water	0.10%	1/4/2021	6/15/2045	AAA	$3,000	$3,000,000

Utilities 0.29%
NYC Muni Water	0.08%	1/4/2021	6/15/2050	AA+	2,115	2,115,000
NYC Muni Water	0.10%	1/4/2021	6/15/2045	AAA	3,550	3,550,000
NYC Muni Water	0.11%	1/4/2021	6/15/2049	AA+	2,250	2,250,000
NYC Muni Water	0.11%	1/4/2021	6/15/2049	AA+	2,550	2,550,000
Total						10,465,000
Total Short-Term Investments (cost $13,465,000)						13,465,000
Total Investments in Securities 98.66% (cost $3,345,365,780)						3,551,694,186
Cash and Other Assets in Excess of Liabilities 1.34%						48,348,463
Net Assets 100.00%						$3,600,042,649

AGM	Insured by - Assured Guaranty Municipal Corporation.
AMBAC	Insured by - AMBAC Assurance Corporation.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by - Build America Mutual.
COP	Certificates of Participation.
FGIC	Insured by - Financial Guaranty Insurance Company.
GTD	Guaranteed.
NPFGC	Insured by - National Public Finance Guarantee Corporation.
NR	Not Rated.
SIFMA	Insured by - Securities Industry and Financial Markets Association.
TCRS	Transferable Custodial Receipt.
TRIPS	Tax Refund Intercept Programs.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At December 31, 2020, the total value of Rule 144A securities was $815,657,289, which represents 22.66% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at December 31, 2020.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	Defaulted (non-income producing security).
(c)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(d)	This investment has been rated by Fitch IBCA.
(e)	Stub Rights issued in connection with a plan of reorganization.
(f)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Security fair valued by the Pricing Committee.
(g)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap Index.

See Notes to Schedule of Investments.	95

Schedule of Investments (unaudited)(concluded)

HIGH YIELD MUNICIPAL BOND FUND December 31, 2020

The following is a summary of the inputs used as of December 31, 2020 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds
Corporate-Backed	$-	$510,559,568	$12,523,200	$523,082,768
Education	-	196,957,827	10,803,902	207,761,729
General Obligation	-	298,983,164	822,500	299,805,664
Health Care	-	681,868,709	23,286,210	705,154,919
Other Revenue	-	210,428,710	10,563,051	220,991,761
Special Tax	-	157,293,733	5,619,316	162,913,049
Utilities	-	279,637,761	53	279,637,814
Remaining Industries	-	1,138,881,482	-	1,138,881,482
Short-Term Investments
Variable Rate Demand Notes	-	13,465,000	-	13,465,000
Total	$-	$3,488,075,954	$63,618,232	$3,551,694,186

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Municipal Bonds
Balance as of October 1, 2020	$60,200,221
Accrued Discounts (Premiums)	(24,117)
Realized Gain (Loss)	-
Change in Unrealized Appreciation (Depreciation)	3,721,106
Purchases	-
Sales	-
Transfers into Level 3	22,129,001
Transfers out of Level 3	(22,407,979)
Balance as of December 31, 2020	$63,618,232
Change in unrealized appreciation/depreciation for the period ended December 31, 2020, related to Level 3 investments held at December 31, 2020	$3,721,106

96	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND December 31, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 98.26%

Corporate-Backed 23.21%
AL IDA - Office Max Rmkt AMT	6.45%	#(a)	12/1/2023	B1	$675	$675,142
AL IDA - Office Max Rmkt AMT	6.45%	#(a)	12/1/2023	B1	1,425	1,425,299
Allegheny Co IDA - US Steel	5.125%		5/1/2030	B-	6,390	6,373,258
Bucks Cnty IDA - Waste Mgmt AMT	2.75%	#(a)	12/1/2022	A-	1,000	1,043,780
CA Muni Fin - United Airlines AMT	4.00%		7/15/2029	B+	4,625	5,032,416
CA Muni Fin - Waste Mgmt AMT	0.70%	#(a)	12/1/2044	A-	2,500	2,531,100
Downtown Doral CDD†	3.875%		12/15/2023	NR	155	160,067
Downtown Doral CDD†	4.25%		12/15/2028	NR	250	271,818
FL DFC - Waste Pro AMT†	5.00%		5/1/2029	NR	3,065	3,330,153
FL DFC - Waste Pro AMT†	5.00%	#(a)	8/1/2029	NR	2,170	2,267,476
Greater Orlando Aviation - Jet Blue AMT	5.00%		11/15/2026	NR	100	104,603
Hoover IDA - US Steel AMT	6.375%	#(a)	11/1/2050	B-	2,000	2,165,980
IA Fin Auth - Alcoa	4.75%		8/1/2042	BB+	2,380	2,459,778
IA Fin Auth - Iowa Fertilizer Co	3.125%		12/1/2022	BB-	1,500	1,536,480
IA Fin Auth - Iowa Fertilizer Co	5.25%		12/1/2025	BB-	9,535	10,405,641
IA Fin Auth - Iowa Fertilizer Co†	5.875%		12/1/2027	BB-	200	206,350
IL Fin Auth - Navistar†	4.75%	#(a)	10/15/2040	B3	6,000	6,408,960
IN Fin Auth - OVEC	3.00%		11/1/2030	Ba1	2,410	2,578,531
IN Fin Auth - OVEC	3.00%		11/1/2030	Ba1	500	534,965
Int Falls MN - Office Max	5.50%		4/1/2023	B1	1,270	1,265,847
LA Env Facs - Westlake Chem	3.50%		11/1/2032	Baa2	2,595	2,878,737
LA St John Parish - Marathon Oil	2.125%	#(a)	6/1/2037	BBB-	550	564,102
LA St John Parish - Marathon Oil	2.20%	#(a)	6/1/2037	BBB-	5,435	5,614,409
LA St John Parish - Marathon Oil	2.375%	#(a)	6/1/2037	BBB-	425	442,927
Love Field Arpt - Southwest Airlines AMT	5.00%		11/1/2022	Baa1	285	306,877
Matagorda Co Nav Dist - AEP TX Central	2.60%		11/1/2029	A-	725	790,257
Matagorda Co Nav Dist - AEP TX Central (AMBAC)	4.40%		5/1/2030	A-	265	329,700
MI Strategic Fd - Waste Mgmt AMT	2.85%	#(a)	8/1/2027	A-	1,000	1,012,660
Mission Econ Dev Corp - Natgasoline AMT†	4.625%		10/1/2031	BB-	5,625	5,981,400
MSR Energy Auth - Citi	6.125%		11/1/2029	BBB+	360	460,919
Nez Perce Co Poll Ctl - Potlatch	2.75%		10/1/2024	BBB-	2,835	2,931,929
NH Bus Fin Auth - United Illuminating	2.80%	#(a)	10/1/2033	A-	1,000	1,052,930
NH Fin Auth - Casella Waste AMT†	2.95%	#(a)	4/1/2029	B	2,300	2,374,842
NH National Fin Auth - Covanta AMT†	4.00%		11/1/2027	B1	1,525	1,585,055

See Notes to Schedule of Investments.	97

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND December 31, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Corporate-Backed (continued)
Niagara Area Dev Corp - Covanta†	3.50%		11/1/2024	B1	$2,100	$2,164,008
NJ EDA - Continental Airlines AMT	5.125%		9/15/2023	Ba3	5,965	6,322,184
NJ EDA - Continental Airlines AMT	5.25%		9/15/2029	Ba3	1,750	1,852,638
NJ EDA - Goethals Brdg AMT	5.25%		1/1/2025	A2	285	321,822
NTL Fin Auth - Waste Mgmt AMT	2.15%	#(a)	7/1/2027	A-	3,160	3,323,246
NY Env Facs - Casella Waste AMT	2.75%	#(a)	9/1/2050	B	1,500	1,553,085
NY Env Facs - Casella Waste AMT†	2.875%	#(a)	12/1/2044	B	1,500	1,543,455
NY Env Facs - Casella Waste AMT†	3.125%	#(a)	12/1/2044	B	3,000	3,153,180
NY Liberty Dev Corp - 3 WTC†	5.15%		11/15/2034	NR	1,500	1,620,675
NY Trans Dev Corp - American Airlines AMT	5.00%		8/1/2021	B-	4,180	4,252,356
NY Trans Dev Corp - American Airlines AMT	5.00%		8/1/2026	B-	1,000	1,016,450
NY Trans Dev Corp - American Airlines AMT	5.25%		8/1/2031	B-	1,650	1,867,322
NY Trans Dev Corp - American Airlines AMT	5.375%		8/1/2036	B-	1,000	1,137,410
NYC IDA - TRIPS AMT	5.00%		7/1/2022	BBB+	1,050	1,116,539
NYC IDA - TRIPS AMT	5.00%		7/1/2028	BBB+	1,000	1,048,900
OH Air Dev Auth - AEP AMT	2.60%	#(a)	6/1/2041	BBB+	2,500	2,654,775
OH Air Dev Auth - OVEC	2.875%		2/1/2026	Ba1	700	733,635
OH Air Dev Auth - OVEC	3.25%		9/1/2029	Ba1	2,750	2,999,177
OH Air Quality - Pratt Paper AMT†	3.75%		1/15/2028	NR	400	441,576
OH St Wtr Dev Auth - US Steel	6.60%		5/1/2029	B-	200	203,220
Parish of St James - Nustar Logistics†	5.85%	#(a)	8/1/2041	BB-	2,500	2,794,100
Parish of St James - Nustar Logistics†	6.10%	#(a)	6/1/2038	BB-	1,500	1,850,850
Phenix City - Meadwestvaco AMT	4.125%		5/15/2035	BBB	1,000	1,038,430
Polk Co IDA - Mineral Development AMT†	5.875%		1/1/2033	NR	2,375	2,522,962
Port Beaumont Nav Dis - Jefferson Rail AMT†	3.625%		1/1/2035	NR	1,730	1,746,331
Salem Co Poll Ctl - Chambers AMT	5.00%		12/1/2023	BBB	4,970	5,247,077
St Charles Parish - Valero Energy	4.00%	#(a)	12/1/2040	BBB	550	571,307
Tuscaloosa IDA - Hunt Refining†	4.50%		5/1/2032	NR	5,930	6,645,514
Valparaiso Facs - Pratt Paper AMT	5.875%		1/1/2024	NR	230	245,955
Warren Co - Intl Paper	2.90%	#(a)	9/1/2032	BBB	750	799,065
Whiting Env Facs - BP AMT	5.00%	#(a)	11/1/2045	A1	1,170	1,269,626
WI PFA - American Dream†	6.50%		12/1/2037	NR	2,000	1,787,140

98	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND December 31, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Corporate-Backed (continued)
WI PFA - Celanese AMT	4.30%		11/1/2030	BBB-		$2,115	$2,365,056
WI PFA - Celanese AMT	5.00%		1/1/2024	BBB-		1,500	1,665,450
WI PFA - Celanese AMT	5.00%		12/1/2025	BBB-		2,490	2,925,152
WI PFA - TRIPS AMT	5.00%		7/1/2022	BBB+		240	250,531
WI PFA - TRIPS AMT	5.00%		7/1/2022	BBB+		230	238,788
WI Pub Fin Auth Solid - Waste Mgmt AMT	2.00%	#(a)	7/1/2029	A-		1,500	1,508,250
Total							151,901,625

Education 4.11%
AZ Edu Fac - Odyssey Prep†	4.00%		7/1/2029	BB-		500	530,190
AZ IDA - Academy of Math & Science Proj†	5.00%		7/1/2029	BB		750	855,930
CA Muni Fin - Julian Chtr Sch†	5.00%		3/1/2025	B+		570	582,762
CA Muni Fin Auth - William Jessup U	5.00%		8/1/2024	NR		735	776,763
CA Muni Fin Auth - William Jessup U	5.00%		8/1/2027	NR		100	108,187
Cap Trust Agy - Renaissance Chtr Sch†	4.00%		6/15/2029	NR		1,000	1,051,410
Cap Trust Ed Facs - Advantage Charter Scho	4.00%		12/15/2024	Baa3		380	404,867
Cap Trust Ed Facs - Advantage Charter Scho	5.00%		12/15/2029	Baa3		400	455,428
Chester Co Hlth & Ed - Immaculata Univ	5.00%		11/1/2022	BB-	(b)	630	629,307
Chicago Brd Ed	5.00%		12/1/2022	BB-		1,500	1,583,970
Clifton Higher Ed - Intl Ldrshp Sch	4.625%		8/15/2025	NR		95	103,149
CT Ed Facs - Univ of Hartford	5.00%		7/1/2029	BBB-		925	1,102,258
FL HI Ed - Jacksonville Univ†	4.50%		6/1/2033	NR		1,500	1,567,170
Frederick Co Ed Fac - Mount St Mary’s Univ†	5.00%		9/1/2027	BB+		2,250	2,450,025
IL Fin Auth - IL Inst of Tech	5.00%		9/1/2023	Baa3		500	548,815
IL Fin Auth - IL Inst of Tech	5.00%		9/1/2024	Baa3		500	565,445
IL Fin Auth - IL Inst of Tech	5.00%		9/1/2025	Baa3		600	697,014
IL Fin Auth - IL Inst of Tech	5.00%		9/1/2026	Baa3		750	891,360
MA DFA - Emerson Clg	5.00%		1/1/2024	BBB+		500	560,160
Maricopa Co IDA - Ottawa Univ†	5.00%		10/1/2026	NR		300	313,596
Maricopa Co IDA - Ottawa Univ†	5.125%		10/1/2030	NR		425	454,134
Marietta Dev Auth - Life Univ†	5.00%		11/1/2027	Ba3		2,000	2,128,040
Multnomah Co Hsp Facs - Mirabella	5.00%		10/1/2024	NR		165	173,412
NY Dorm - Pace Univ	4.00%		5/1/2022	BBB-		245	253,477
NY Dorm - Pace Univ	5.00%		5/1/2021	BBB-		530	536,222
NY Dorm - Touro Clg	5.25%		1/1/2034	BBB-	(b)	100	107,220

See Notes to Schedule of Investments.	99

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND December 31, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Education (continued)
NY Dorm - Yeshiva Univ	4.00%		11/1/2025	B3	$175	$176,647
NY Dorm - Yeshiva Univ	4.00%		11/1/2026	B3	145	146,211
NY Dorm - Yeshiva Univ	5.00%		11/1/2021	B3	685	698,714
NY Dorm - Yeshiva Univ	5.00%		9/1/2028	BBB-	595	595,761
NYC IDA - Yankee Stadium (FGIC)	2.072% (CPI Based	)#	3/1/2027	Baa1	2,425	2,481,793
OH Hgr Ed Facs - Dayton Univ (AMBAC)	2.639% (CPI Based	)#	12/1/2022	A+	2,365	2,419,419
Pima IDA - American Leadership Acad†	4.00%		6/15/2022	NR	960	972,192
Total						26,921,048

Energy 0.20%
PEFA Gas - Goldman Sachs	5.00%#(a)		9/1/2049	A3	1,065	1,305,626

Financial Services 0.73%
MA Ed Fin Auth AMT	5.00%		7/1/2025	AA	2,000	2,370,720
NJ Higher Ed Assistance Auth AMT	3.35%		12/1/2029	Aaa	2,280	2,431,711
Total						4,802,431

General Obligation 13.25%
Academical Village CCD	3.25%		5/1/2031	NR	765	795,355
Academical Village CDD	2.875%		5/1/2025	NR	1,200	1,226,328
Allentown City SD	2.375%		3/31/2021	NR	650	650,045
Atlantic City GO (BAM)	5.00%		3/1/2022	AA	245	257,248
Chicago Brd Ed	Zero Coupon		12/1/2025	BB-	1,000	873,910
Chicago Brd Ed	4.00%		12/1/2022	BB-	1,175	1,218,921
Chicago Brd Ed	4.00%		12/1/2022	BB-	1,290	1,338,220
Chicago Brd Ed	4.00%		12/1/2027	BB-	2,250	2,466,112
Chicago Brd Ed	5.00%		12/1/2031	BB-	140	140,210
Chicago Brd Ed	5.00%		12/1/2034	BB-	6,325	7,293,737
Chicago Brd Ed†	6.75%		12/1/2030	BB-	2,000	2,578,320
Chicago Brd Ed	7.00%		12/1/2026	BB-	100	122,388
Chicago Brd Ed (AGM)	5.00%		12/1/2027	AA	1,000	1,242,020
Chicago Brd Ed (AGM)	5.00%		12/1/2029	AA	1,000	1,246,070
Chicago GO	4.00%		1/1/2022	BBB+	205	212,526
Chicago GO	5.00%		1/1/2024	BBB+	1,415	1,449,597
Chicago GO	5.00%		1/1/2024	BBB+	2,930	3,185,203
Chicago GO	5.00%		1/1/2027	BBB+	1,130	1,283,556
Chicago GO	5.25%		1/1/2022	BBB+	1,330	1,374,369

100	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND December 31, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
General Obligation (continued)
Chicago GO	5.25%		1/1/2028	BBB+		$1,000	$1,107,030
Chicago GO (NPFGC)(FGIC)	Zero Coupon		1/1/2031	BBB+		2,335	1,735,232
Cook Co GO	5.00%		11/15/2022	A+		335	360,353
Coralville GO	4.50%		6/1/2032	BB+		1,215	1,271,765
Coralville GO	5.00%		5/1/2030	A-	(b)	1,455	1,616,956
IL State GO	5.00%		7/1/2021	BBB-		835	851,291
IL State GO	5.00%		11/1/2021	BBB-		3,300	3,393,687
IL State GO	5.00%		11/1/2025	BBB-		2,000	2,278,120
IL State GO	5.00%		12/1/2026	BBB-		3,000	3,474,630
IL State GO	5.00%		11/1/2028	BBB-		2,530	2,861,632
IL State GO	5.00%		3/1/2029	BBB-		1,670	1,721,937
IL State GO	5.375%		5/1/2023	BBB-		1,500	1,630,980
IL State GO	5.50%		5/1/2030	BBB-		8,680	10,834,723
New Haven GO	5.00%		8/1/2025	BBB+		580	658,636
NJ State GO	4.00%		6/1/2031	A3		5,000	6,188,500
NJ State GO	5.00%		6/1/2026	A3		2,000	2,447,720
NYC GO	5.00%		8/1/2034	AA		2,000	2,675,180
Philadelphia Sch Dist	5.00%		9/1/2025	A2		200	238,392
PR Comwlth GO(c)	4.00%		7/1/2021	Ca		920	644,000
PR Comwlth GO(c)	5.50%		7/1/2017	NR		110	83,738
PR Comwlth GO(c)	5.50%		7/1/2019	NR		265	201,731
PR Comwlth GO(c)	8.00%		7/1/2035	Ca		4,400	3,025,000
PR Comwlth GO TCRS (AMBAC)	4.50%		7/1/2023	Ca		490	490,671
PR Elec Pwr Auth (NPFGC)(FGIC)	5.25%		7/1/2023	Baa2		2,325	2,406,654
PR Pub Bldg Auth (NPFGC)(FGIC) GTD	6.00%		7/1/2023	Baa2		1,500	1,579,170
PR Pub Bldg Auth GTD(c)	5.50%		7/1/2023	Ca		55	46,544
PR Pub Bldg Auth GTD(c)	5.50%		7/1/2027	Ca		245	212,538
Suffolk Co GO	2.00%		7/22/2021	NR		1,500	1,509,645
VT EDA - Casella Waste AMT†	4.625%	#(a)	4/1/2036	B		1,900	2,178,160
Total							86,678,750

Health Care 13.07%
Antelope Valley Hlth	5.00%		3/1/2021	Ba3		55	55,328
Atlanta Dev Auth - Georgia Proton	6.00%		1/1/2023	NR		2,000	1,292,900
Berks Co IDA - Tower Hlth	5.00%		2/1/2032	BB+		850	988,558
Berks Co IDA - Tower Hlth	5.00%	#(a)	2/1/2040	BB+		7,210	8,286,813
Blaine Sr Hsg & Hlthcare - Crest View	5.125%		7/1/2025	NR		245	241,198

See Notes to Schedule of Investments.	101

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND December 31, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)
CA Stwde - Daughters of Charity	5.50%	7/1/2022	NR		$39	$37,264
CA Stwde - Daughters of Charity	5.75%	7/1/2024	NR		245	232,456
CA Stwde - Loma Linda Univ Med†	5.00%	12/1/2031	BB-		1,000	1,145,040
CA Stwde - Loma Linda Univ Med Ctr†	5.00%	12/1/2025	BB-		1,200	1,388,892
CA Stwde - Loma Linda Univ Med Ctr†	5.00%	12/1/2026	BB-		1,070	1,264,280
CA Stwde - Loma Linda Univ Med Ctr†	5.00%	12/1/2028	BB-		885	1,062,655
CA Stwde - Loma Linda Univ Med Ctr	5.25%	12/1/2029	BB-		2,500	2,822,325
City of Atlantic Beach Fl - Fleet Landing	3.00%	11/15/2023	BBB	(b)	1,000	1,000,330
City of Oroville - Oroville Hsp	5.00%	4/1/2026	BB		1,255	1,388,231
City of Oroville - Oroville Hsp	5.00%	4/1/2029	BB		900	1,021,572
CT Hlth & Ed - Griffin Hosp†	5.00%	7/1/2032	BB+		740	862,751
Cuyahoga Co Hsp - Metrohealth	5.00%	2/15/2023	BBB-		1,500	1,619,100
Cuyahoga Co Hsp - Metrohealth	5.00%	2/15/2028	BBB-		500	601,390
Cuyahoga Co Hsp - Metrohealth	5.00%	2/15/2030	BBB-		1,900	2,261,076
Dev Auth of Floyd Cnty - Spires at Berry	5.50%	12/1/2028	NR		1,000	984,240
Franklin Co IDA - Menno-Haven	5.00%	12/1/2026	NR		500	569,400
Fruita CO Hlth - Canyons Hosp & Med Centr†	5.375%	1/1/2033	NR		2,000	2,270,920
Fulton Co - Canterbury Court†	3.00%	4/1/2024	NR		2,025	1,978,405
Fulton Co Med Ctr	4.00%	7/1/2028	NR		2,860	2,991,360
Glendale IDA - Beatitudes	4.00%	11/15/2027	NR		385	409,224
Glendale IDA - Beatitudes	5.00%	11/15/2023	NR		1,715	1,836,559
Guadalupe Co - Seguin City Hospital	4.00%	12/1/2026	BB		350	382,718
Guadalupe Co - Seguin City Hospital	5.00%	12/1/2022	BB		250	266,885
Guadalupe Co - Seguin City Hospital	5.00%	12/1/2023	BB		1,280	1,408,486
Howard Co Retmt Cmnty - Vantage House	5.00%	4/1/2021	NR		164	164,645
Howard Co Retmt Cmnty - Vantage House	5.00%	4/1/2021	NR		90	90,354
ID HFA - Madison Mem Hosp	5.00%	9/1/2023	BB+		1,795	1,963,209
ID HFA - Madison Mem Hosp	5.00%	9/1/2029	BB+		710	827,086
IL Fin Auth - Plymouth Place	5.00%	5/15/2025	BB+	(b)	125	131,305
IL Fin Auth - Three Crowns Park	3.25%	2/15/2022	NR		255	252,797
King Co Pub Hsp - Snoqualmie Vly Hsp	5.00%	12/1/2025	NR		100	107,435
Kirkwood IDA - Aberdeen Hts	5.00%	5/15/2022	BB	(b)	800	828,104
Kirkwood IDA - Aberdeen Hts	5.25%	5/15/2028	BB	(b)	1,135	1,290,994
KY EDFA - CommonSpirit	5.00%	8/1/2030	BBB+		1,800	2,335,374

102	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND December 31, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)
Lenexa KS Hlth Facs - Lakeview Village	5.00%		5/15/2024	BB+	(b)	$1,895	$2,026,532
MA Hlth & Edu Facs - Trinity Hlth	0.969% (3 Mo. LIBOR * ..67 + .82%	)#	11/15/2032	AA-		1,640	1,621,206
MD Hlth & HI Ed - Adventist	5.00%		1/1/2021	Baa3		600	600,000
ME Hlth & Hi Ed - MaineGeneral Hlth	7.50%		7/1/2032	Ba3		475	486,063
Mesquite Hlth - Christian Care Ctrs	5.00%		2/15/2026	B+	(b)	1,000	971,430
Montgomery Co IDA - Einstein Hlthcare	5.00%		1/15/2022	Ba1		250	256,405
Montgomery Co IDA - Trinity Health	0.979% (3 Mo. LIBOR * .67 + .83%	)#	11/15/2034	AA-		950	930,449
Muskingum Co Hsp - Genesis Hlthcare	4.00%		2/15/2023	BB+		1,500	1,581,465
Muskingum Co Hsp - Genesis Hlthcare	5.00%		2/15/2021	BB+		275	276,078
New Hope Cultural - Wesleyan Homes	3.00%		1/1/2024	NR		230	228,503
New Hope Cultural - Wesleyan Homes	4.00%		1/1/2029	NR		470	475,776
NJ Hlth - St Peters Univ Hsp	5.00%		7/1/2021	BB+		225	228,377
NJ Hlth - St Peters Univ Hsp	5.75%		7/1/2037	BB+		810	812,487
Norfolk Redev & Hsg Auth - Harbor’s Edge	4.00%		1/1/2025	NR		1,650	1,650,247
NY Dorm - Montefiore	5.00%		9/1/2028	BBB		470	586,710
NY Dorm - Orange Reg Med Ctr†	5.00%		12/1/2022	BBB-		500	537,800
NY Dorm - Orange Reg Med Ctr†	5.00%		12/1/2022	BBB-		200	215,792
Oconee CO IDA - Westminster Pres Vlg Proj	5.50%		12/1/2028	NR		2,000	1,970,960
OK DFA - OU Med	5.00%		8/15/2029	Baa3		475	583,224
OU MedOK DFA OK DFA - OU Med	5.00%		8/15/2024	Baa3		1,400	1,578,626
Palomar Health	5.00%		11/1/2031	BBB		750	888,075
Palomar Hlth	5.00%		11/1/2036	BBB		1,500	1,741,680
Philadelphia Hsps - Temple Univ Hlth	5.00%		7/1/2023	BBB-		1,000	1,087,530
Philadelphia Hsps - Temple Univ Hlth	5.00%		7/1/2029	BBB-		4,255	4,982,307
Roanoke Co EDA - Richfield Living II	4.30%		9/1/2030	NR		770	763,955
San Buenaventura - Cmnty Mem Hlth	8.00%		12/1/2026	BB		875	929,320
San Buenaventura - Cmnty Mem Hlth	8.00%		12/1/2031	BB		670	710,749
SC Jobs EDA - Hampton Regl Med	5.00%		11/1/2021	NR		670	691,936
SC Jobs EDA - Hampton Regl Med	5.00%		11/1/2022	NR		700	750,386
SC Jobs EDA - Hampton Regl Med	5.00%		11/1/2023	NR		740	818,307
SE Port Auth - Memorial Hlth	5.00%		12/1/2022	BB-	(b)	170	178,631
SE Port Auth - Memorial Hlth	5.00%		12/1/2023	BB-	(b)	100	110,219
SE Port Auth - Memorial Hlth	5.50%		12/1/2029	BB-	(b)	1,000	1,081,680

See Notes to Schedule of Investments.	103

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND December 31, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)
Seminole Co - Legacy Pointe	5.00%		11/15/2029	NR		$1,000	$1,008,490	(d)
Shelby Co - Farms at Bailey Station	4.00%		12/1/2026	NR		630	620,216
Tarrant Co Cultural - Buckingham(c)	4.50%		11/15/2021	NR		695	417,000
Tulsa Co Industrial Auth - Montereau	5.00%		11/15/2023	BBB-	(b)	230	244,138
Wesley Enhanced Living & Sub Organizations	5.00%		7/1/2031	BB	(b)	200	214,996
WI Hlth & Ed - American Baptist	3.50%		8/1/2022	NR		410	411,964
WI Hlth & Ed - American Baptist	4.375%		8/1/2027	NR		225	238,559
WI Hlth Fac Auth - St. Camillus	5.00%		11/1/2026	NR		355	389,275
WI Hlth Fac Auth - St. Camillus	5.00%		11/1/2027	NR		375	413,644
WI PFA - Bancroft Neuro†	5.00%		6/1/2026	NR		470	517,804
Total							85,490,650

Housing 3.18%
CA HFA - MFH	4.00%		3/20/2033	BBB+		837	944,177
Ca Stwde - Lancer Student Hsg†	3.00%		6/1/2029	NR		750	760,875
Chicago GO	5.00%		1/1/2023	BBB+		2,000	2,122,060
MN HFA	3.00%		1/1/2051	AA+		1,250	1,381,288
Montgomery Co Hsg	4.00%		7/1/2048	Aa2		625	681,713
NC State Hsg Fin Agy	4.00%		7/1/2047	AA+		640	696,403
NJ Hsg and Mtg Fin Auth	4.50%		10/1/2048	AA		1,145	1,291,468
NYC HDC	0.95%		5/1/2027	AA+		1,610	1,611,336
NYC HDC	1.00%		11/1/2027	AA+		1,000	1,001,190
NYC HDC	1.15%		5/1/2028	AA+		1,595	1,600,136
NYC HDC	1.20%		11/1/2028	AA+		1,075	1,078,655
NYC HDC	2.85%		11/1/2031	AA+		1,215	1,285,494
NYC IDA - Yankee Stadium (FGIC)	2.012% (CPI Based	)#	3/1/2021	Baa1		655	656,061
NYS HFA L-1	1.45%		5/1/2029	Aa2		1,560	1,577,737
NYS HFA L-1	1.50%		11/1/2029	Aa2		680	688,085
NYS HFA L-2	1.25%		11/1/2028	Aa2		775	777,046
PA Hsg Fin Auth AMT	4.00%		4/1/2039	AA+		540	570,467
Phoenix IDA - ASU Std Hsg	5.00%		7/1/2026	Baa3		640	717,747
Roanoke Co EDA - Richfield Living	4.75%		9/1/2029	NR		1,335	1,368,202
Total							20,810,140

104	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND December 31, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Lease Obligations 5.93%
Aviation Station North Met Dist	4.00%		12/1/2029	NR	$500	$519,515
IL Sports Facs (BAM)	5.00%		6/15/2028	AA	1,000	1,248,320
IL Sports Facs (BAM)	5.00%		6/15/2029	AA	1,000	1,270,440
KY Ppty & Bldgs Commn - Proj #112	5.00%		11/1/2024	A1	1,000	1,166,900
Met Pier & Expo Auth - Mccormick Place (NPFGC)(FGIC)	Zero Coupon		6/15/2028	BBB	1,245	1,081,781
Met Pier & Expo Auth - Mccormick Place (NPFGC)(FGIC)	5.50%		6/15/2029	BBB	1,850	2,180,132
NJ EDA - Sch Facs	1.34% (MUNIPSA * 1 + 1.25%	)#	9/1/2025	Baa1	2,280	2,253,187
NJ EDA - Sch Facs	1.64% (MUNIPSA * 1 + 1.55%	)#	9/1/2027	Baa1	530	528,882
NJ EDA - Sch Facs	5.00%		3/1/2023	Baa1	2,005	2,194,673
NJ EDA - Sch Facs	5.00%		6/15/2023	Baa1	3,455	3,824,616
NJ EDA - Sch Facs	5.00%		6/15/2025	Baa1	1,680	1,976,503
NJ EDA - Sch Facs	5.00%		3/1/2030	Baa1	3,000	3,215,880
NJ EDA - Sch Facs	5.50%		9/1/2021	Baa1	320	322,528
NJ Trans Trust Fund	4.00%		12/15/2031	Baa1	3,495	4,014,846
NJ Trans Trust Fund	5.00%		12/15/2023	Baa1	1,000	1,125,110
NJ Trans Trust Fund	5.00%		12/15/2026	Baa1	3,460	4,182,310
NJ Trans Trust Fund (NPFGC)(FGIC)	Zero Coupon		12/15/2031	Baa1	1,110	883,482
PA COP	5.00%		7/1/2024	A	300	346,011
San Diego Cap Grant - Mid-Coast Corridor	1.80%		11/15/2027	A-	3,000	3,135,600
Santa Barabra COP AMT	5.00%		12/1/2027	AA	1,595	2,032,955
Santa Barbara COP AMT	5.00%		12/1/2028	AA	1,000	1,302,180
Total						38,805,851

Other Revenue 6.63%
Arlington Hi Ed Fin Corp - Newman Intl Acad	4.375%		8/15/2026	NR	1,740	1,853,692
AZ IDA - Academy of Math & Science†	4.00%		7/1/2029	BB	400	430,468
AZ IDA - Basis Schools†	5.00%		7/1/2026	BB	500	553,155
Brooklyn Arena LDC - Barclays Ctr	5.00%		7/15/2027	Ba1	2,100	2,483,544
CA Sch Fin Auth - Green Dot Charter†	5.00%		8/1/2025	BBB-	150	174,701
CA Sch Fin Auth - Green Dot Charter†	5.00%		8/1/2026	BBB-	150	178,998
CA Sch Fin Auth - Green Dot Charter†	5.00%		8/1/2027	BBB-	160	194,875

See Notes to Schedule of Investments.	105

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND December 31, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Other Revenue (continued)
Cap Trust Agy - Franklin Academy†	4.00%		12/15/2023	NR	$370	$388,126
Cap Trust Agy - Franklin Academy†	4.00%		12/15/2024	NR	385	408,346
Cap Trust Agy - Franklin Academy†	4.00%		12/15/2025	NR	300	320,949
Cap Trust Agy - Franklin Academy†	5.00%		12/15/2026	NR	300	338,166
Cap Trust Agy - Franklin Academy†	5.00%		12/15/2027	NR	660	740,705
Cap Trust Agy - Franklin Academy†	5.00%		12/15/2028	NR	690	772,483
Cap Trust Agy - Franklin Academy†	5.00%		12/15/2029	NR	730	814,483
Chester Co IDA - Collegium Charter Sch	3.70%		10/15/2022	BB	680	690,526
Cleveland Co Port Auth - Playhouse Sq	5.00%		12/1/2028	BB+	1,550	1,671,442
Clifton Higher Ed - Intl Ldrshp Sch	5.25%		8/15/2026	NR	1,600	1,870,224
Clifton Higher Ed - Intl Ldrshp Sch	5.25%		8/15/2028	NR	3,040	3,519,560
FL DFC - FL Charter Foundation†	4.00%		7/15/2026	NR	655	678,665
FL DFC - Renaissance Chtr Sch†	5.00%		6/15/2025	NR	105	112,592
FL DFC - Renaissance Chtr Sch	7.00%		6/15/2026	NR	1,610	1,658,831
FL DFC - Renaissance Chtr Sch	7.625%		6/15/2041	NR	250	258,278
FL DFC - Renaissance Chtr Sch 2020†	4.00%		9/15/2030	NR	470	500,353
Florence Twn IDA - Legacy Trad Sch	5.00%		7/1/2023	BB+	130	135,399
Houston Hi Ed - Cosmos Fndtn	4.00%		2/15/2022	BBB	265	270,419
Houston Hi Ed - Cosmos Fndtn	5.875%		5/15/2021	BBB	150	153,110
Jefferson Parish Econ Dev Dist - Kenner†	4.80%		6/15/2029	NR	2,000	2,195,460
KY Public Energy Auth - Peak Energy	4.00%	#(a)	2/1/2050	A2	5,000	5,958,900
Lowndes Co Poll Ctl - Weyerhaeuser	6.80%		4/1/2022	BBB	3,320	3,568,037
Main St Nat Gas - Macquarie	5.00%		5/15/2026	A3	1,000	1,205,980
Main St Nat Gas - Ml	5.00%		3/15/2022	A2	1,050	1,107,414
Maricopa Co - Legacy Schools†	4.00%		7/1/2029	BB+	500	548,540
Maricopa Co IDA - Paradise Schools†	2.875%		7/1/2021	BB+	130	130,576
MD EDC - Chesapeake Bay Hyatt(c)	5.00%		12/1/2031	NR	1,500	900,000	(d)
Pima Co IDA - Edkey Chtr Sch†	3.50%		7/1/2025	NR	1,000	1,020,850
Salt Verde Fin Corp - Citi	5.25%		12/1/2023	A3	235	264,189
TX Muni Gas Acq & Supply - Macquarie	5.00%		12/15/2022	A3	1,715	1,863,227
TX Muni Gas Acq & Supply - Macquarie	5.00%		12/15/2027	A3	250	269,683
UT Charter Sch - Freedom Academy†	4.50%		6/15/2027	NR	2,800	3,046,064
UT Charter Sch Fin Auth - Freedom Academy†	3.625%		6/15/2021	NR	140	140,918
Total						43,391,928

106	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND December 31, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Special Tax 4.24%
Allentown Neighborhood Impt†	5.00%		5/1/2022	Ba3	$1,060	$1,096,867
Allentown Neighborhood Impt†	5.00%		5/1/2023	Ba3	190	201,385
Allentown Neighborhood Impt†	5.00%		5/1/2028	NR	1,820	2,032,485
Allentown Neighborhood Impt†	5.00%		5/1/2032	Ba3	2,000	2,196,080
Allentown Neighborhood Impt†	5.00%		5/1/2033	Ba3	100	110,974
Berkeley Co - Nexton Imp Dist	4.00%		11/1/2030	NR	425	463,913
Celebration Pointe CDD†	4.00%		5/1/2022	NR	175	177,410
MD Special Tax - Brunswick Crossing	3.00%		7/1/2024	NR	880	893,165
MD Special Tax - Brunswick Crossing	4.00%		7/1/2029	NR	275	297,985
North Las Vegas Special Improv Dist - Vall	3.50%		6/1/2023	NR	110	112,470
North Las Vegas Special Improv Dist - Vall	3.50%		6/1/2024	NR	120	123,485
North Las Vegas Special Improv Dist - Vall	3.75%		6/1/2025	NR	150	156,516
Nthrn Palm Bch Co Impt Dist	3.25%		8/1/2022	NR	395	401,557
Nthrn Palm Bch Co Impt Dist	5.00%		8/1/2037	NR	750	850,590
NYC IDA - Yankee Stadium (FGIC)	2.052% (CPI Based	)#	3/1/2025	Baa1	1,460	1,496,821
NYC IDA - Yankee Stadium (NPFGC)(FGIC)	2.062% (CPI Based	)#	3/1/2026	Baa1	1,200	1,232,820
Peninsula Town Center†	4.00%		9/1/2023	NR	205	207,388
Peninsula Town Center†	4.50%		9/1/2028	NR	680	716,271
River Islands PFA - CFD 2003	5.375%		9/1/2031	NR	1,000	1,072,690
Scranton RDA GTD	5.00%		11/15/2021	BB+	465	468,794
Scranton RDA GTD	5.00%		11/15/2028	BB+	255	258,524
Southlands Met Dist #1	3.00%		12/1/2022	Ba1	61	61,816
Tahoe Douglas Visitors Auth	4.00%		7/1/2027	NR	650	716,254
Tahoe Douglas Visitors Auth	5.00%		7/1/2030	NR	2,755	3,254,481
Village CDD #12	2.875%		5/1/2021	NR	165	165,777
Village CDD #12†	3.25%		5/1/2023	NR	490	500,378
Village CDD #13†	2.625%		5/1/2030	NR	1,500	1,550,580
Village CDD #13	3.55%		5/1/2039	NR	4,360	4,637,906
Village Met Dist - Avon	4.15%		12/1/2030	NR	1,270	1,345,451
West Villages Unit #7	4.00%		5/1/2024	NR	400	411,552
West Villages Unit #7	4.25%		5/1/2029	NR	500	543,780
Total						27,756,165

See Notes to Schedule of Investments.	107

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND December 31, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Tax Revenue 2.80%
American Samoa GO†	6.50%	9/1/2028	Ba3		$1,000	$1,213,640
Casino Reinv Dev Auth	5.00%	11/1/2022	BBB+		350	365,145
City of Sparks - Legends at Sparks Marina†	2.50%	6/15/2024	Ba2		135	135,635
City of Sparks - Legends at Sparks Marina†	2.75%	6/15/2028	Ba2		1,300	1,310,413
Met Pier & Expo Auth - McCormick Place	5.00%	12/15/2022	BBB		1,275	1,357,199
Met Pier & Expo Auth - Mccormick Place (NPFGC)(FGIC)	5.50%	12/15/2023	NR		45	46,040
Met Pier & Expo Auth - Mccormick Place (NPFGC)(FGIC)	5.50%	12/15/2023	BBB		330	356,879
PR Corp Sales Tax	Zero Coupon	7/1/2029	NR		4,979	4,234,689
PR Corp Sales Tax	Zero Coupon	7/1/2031	NR		591	460,525
PR Corp Sales Tax	Zero Coupon	7/1/2033	NR		48	34,429
PR Corp Sales Tax	Zero Coupon	7/1/2051	NR		55	12,316
PR Corp Sales Tax	4.329%	7/1/2040	NR		27	29,326
PR Corp Sales Tax	4.50%	7/1/2034	NR		7,921	8,679,753
PR Corp Sales Tax	4.536%	7/1/2053	NR		1	1,087
PR Corp Sales Tax	4.55%	7/1/2040	NR		3	3,300
PR Corp Sales Tax	4.75%	7/1/2053	NR		19	20,928
PR Corp Sales Tax	4.784%	7/1/2058	NR		11	12,121
PR Corp Sales Tax	5.00%	7/1/2058	NR		49	54,728
Total						18,328,153

Tobacco 2.53%
Golden St Tobacco	3.50%	6/1/2036	BB-		1,845	1,882,177
Golden St Tobacco	5.30%	6/1/2037	B-		865	902,013
Nassau Co Tobacco	5.25%	6/1/2026	B-		1,540	1,556,478
PA Tob Settlement	5.00%	6/1/2023	A1		760	840,963
San Diego Tobacco Settlement	4.00%	6/1/2032	BBB		220	238,460
SD Edu Enhancement Fding Corp	5.00%	6/1/2024	A		775	854,856
Suffolk Tobacco Asset Sec Corp	5.375%	6/1/2028	NR		4,310	4,311,379
Tobacco Settlement Fin Corp NJ	3.20%	6/1/2027	BBB		1,300	1,336,257
TSASC	5.00%	6/1/2022	BBB		4,400	4,597,736
Total						16,520,319

Transportation 11.29%
CA Muni Fin - LINXS AMT	5.00%	12/31/2027	BBB-	(b)	610	757,089
CA Muni Fin - LINXS AMT	5.00%	12/31/2035	BBB-	(b)	1,000	1,204,470
Central TX Mobility Auth	5.00%	1/1/2027	A-		1,285	1,547,076
Denver RTD - Eagle P3	5.00%	7/15/2025	Baa2		800	953,456

108	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND December 31, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Transportation (continued)
Denver RTD - Eagle P3	5.00%		1/15/2028	Baa2		$1,300	$1,645,540
Denver RTD - Eagle P3	5.00%		1/15/2029	Baa2		600	772,122
Denver RTD - Eagle P3	5.00%		7/15/2030	Baa2		1,050	1,388,667
Houston Arpt - Continental Airlines AMT	4.75%		7/1/2024	Ba3		3,405	3,542,051
Houston Arpt - United Airlines AMT	5.00%		7/15/2027	BB-	(b)	1,000	1,124,180
Houston Arpt - United Airlines AMT	5.00%		7/15/2035	B		2,450	2,613,366
IL State GO	5.00%		11/1/2025	BBB-		2,000	2,234,420
Kansas City IDA - Kansas City Arpt AMT	5.00%		3/1/2031	A2		3,720	4,820,636
MD EDC - CNX Marine Terminals	5.75%		9/1/2025	BB-		4,500	4,544,685
MD EDC - Port Covington	3.25%		9/1/2030	NR		600	613,488
MI Strategic Fund - I-75 AMT	5.00%		6/30/2030	Baa2		720	920,030
MTA NY	4.00%		2/1/2022	NR		1,105	1,127,697
MTA NY	5.00%		9/1/2022	NR		3,005	3,150,322
MTA NY	5.00%		2/1/2023	NR		1,400	1,484,238
MTA NY	5.00%		11/15/2029	A3		2,610	3,046,601
MTA NY	5.00%		11/15/2030	A3		3,000	3,164,670
MTA NY	5.00%		11/15/2031	A3		1,620	1,824,007
MTA NY	5.00%	#(a)	11/15/2034	A3		3,400	3,713,922
MTA NY	5.00%	#(a)	11/15/2045	A3		1,400	1,702,204
NJ EDA - Port Newark AMT	5.00%		10/1/2021	Baa3		1,250	1,284,350
NY Trans Dev Corp - Delta Airlines AMT	5.00%		1/1/2028	Baa3		650	789,828
NY Trans Dev Corp - Delta AMT	4.00%		10/1/2030	Baa3		3,550	4,070,217
NY Trans Dev Corp - Delta AMT	5.00%		1/1/2022	Baa3		600	621,924
NY Trans Dev Corp - Delta AMT	5.00%		1/1/2024	Baa3		1,000	1,104,400
NY Trans Dev Corp - Delta AMT	5.00%		1/1/2030	Baa3		1,685	2,024,410
NY Trans Dev Corp - Delta AMT	5.00%		1/1/2036	Baa3		5,000	5,857,700
NY Trans Dev Corp - JFK IAT	5.00%		12/1/2026	Baa1		1,000	1,226,240
NY Trans Dev Corp - JFK IAT	5.00%		12/1/2028	Baa1		1,140	1,451,699
NY Trans Dev Corp - JFK IAT AMT	5.00%		12/1/2023	Baa1		1,400	1,561,742
NY Trans Dev Corp - LaGuardia
Airport AMT	4.00%		7/1/2032	Baa3		830	882,738
NY Trans Dev Corp - TOGA AMT	5.00%		1/1/2023	Baa3		1,000	1,078,840
Osceola Co Trans - Osceola Parkway	5.00%		10/1/2031	BBB+		1,050	1,332,523
Osceola Parkway	5.00%		10/1/2029	BBB+		450	578,844
PR Hwy & Trans Auth (AMBAC)	2.491% (CPI Based	)#	7/1/2028	C		2,230	2,109,892
Total							73,870,284

See Notes to Schedule of Investments.	109

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND December 31, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Utilities 7.09%
Burke Co Dev - Oglethorpe Power	3.00%	#(a)	11/1/2045	A-		$1,535	$1,602,340
CA Poll Ctl - Poseidon Res†	5.00%		7/1/2029	Baa3		250	308,703
Charlotte County IDA - Babcock Ranch AMT†	5.00%		10/1/2029	NR		1,000	1,139,620
City of Rockport Poll Ctl - IN MI Pwr	3.05%		6/1/2025	A-		1,000	1,102,350
Clarion Co IDA - American Wtr AMT	2.45%	#(a)	12/1/2039	A+		1,000	1,097,050
CO Public Auth - ML	6.125%		11/15/2023	A2		1,440	1,581,883
DE EDA - NRG Energy	1.25%	#(a)	10/1/2040	BBB-		1,000	1,016,060
DE EDA - NRG Energy	1.25%	#(a)	10/1/2045	BBB-		1,000	1,015,470
HI Dept Budget - Hawaiian Electric AMT	3.10%		5/1/2026	Baa2		3,525	3,770,375
Jefferson Co Sewer	5.00%		10/1/2021	BBB		1,300	1,344,265
KY Muni Pwr - Prairie State Proj	3.45%	#(a)	9/1/2042	Baa1		850	909,823
Luzerne Co IDA - American Wtr AMT	2.45%	#(a)	12/1/2039	A+		1,200	1,328,172
Main St Nat Gas - Citibank	4.00%	#(a)	3/1/2050	A3		1,000	1,174,960
Main St Nat Gas - Citibank	5.00%		9/1/2025	A3		250	299,893
New Orleans Sewer	5.00%		6/1/2028	A		1,000	1,278,880
Northern CA Gas - Goldman Sachs	4.00%	#(a)	7/1/2049	A3		1,050	1,170,592
PR Aqueduct & Swr Auth	4.25%		7/1/2025	Ca		3,005	3,121,444
PR Aqueduct & Swr Auth	5.00%		7/1/2022	Ca		2,135	2,249,756
PR Aqueduct & Swr Auth†	5.00%		7/1/2030	NR		500	588,195
PR Elec Pwr Auth(c)	4.10%		7/1/2019	NR		240	188,100
PR Elec Pwr Auth(c)	4.25%		7/1/2020	NR		970	760,238
PR Elec Pwr Auth(c)	5.00%		7/1/2018	NR		50	39,750
PR Elec Pwr Auth(c)	5.25%		7/1/2027	D	(b)	2,630	2,136,875
PR Elec Pwr Auth (AGM)	5.00%		7/1/2024	AA		145	147,877
PR Elec Pwr Auth (NPFGC)(FGIC)	5.00%		7/1/2021	Baa2		100	100,474
Prichard Wtr & Swr	2.25%		11/1/2027	BBB+		420	442,252
Prichard Wtr & Swr	2.375%		11/1/2028	BBB+		1,305	1,384,566
SC Pub Service Auth - Santee Cooper	5.00%		12/1/2031	A		1,000	1,361,280
SE AL Gas Dist - Goldman Sachs	4.00%	#(a)	4/1/2049	A3		1,530	1,688,477
TEAC - Goldman Sachs	5.625%		9/1/2026	BBB	(b)	5,405	6,668,148
TX Muni Gas Acq & Supply - Macquarie	5.00%		12/15/2029	A3		1,815	1,949,001
WV EDA - Appalachian Pwr	2.625%	#(a)	12/1/2042	A-		750	773,528
WV EDA - Wheeling Pwr AMT	3.00%	#(a)	6/1/2037	A-		2,600	2,674,698
Total							46,415,095
Total Municipal Bonds (cost $618,782,227)							642,998,065

110	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND December 31, 2020

Investments	Interest Rate#	Interest Rate Reset Date(e)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
SHORT-TERM INVESTMENT 0.35%

Variable Rate Demand Notes 0.35%

Health Care
NYC Muni Water (cost $2,295,000)	0.10%	1/4/2021	6/15/2045	AAA	$2,295	$2,295,000
Total Investments in Securities 98.61% (cost $621,077,227)						645,293,065
Cash and Other Assets in Excess of Liabilities(f) 1.39%						9,075,862
Net Assets 100.00%						$654,368,927

AGM	Insured by - Assured Guaranty Municipal Corporation.
AMBAC	Insured by - AMBAC Assurance Corporation.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by - Build America Mutual.
COP	Certificates of Participation.
CPI	Consumer Price Index: Rate fluctuate based on CPI.
FGIC	Insured by - Financial Guaranty Insurance Company.
GTD	Guaranteed.
LIBOR	London Interbank Offered Rate.
MUNIPSA	SIFMA Municipal Swap Index Yield.
NPFGC	Insured by - National Public Finance Guarantee Corporation.
NR	Not Rated.
SIFMA	Insured by - Securities Industry and Financial Markets Association.
TCRS	Transferable Custodial Receipt.
TRIPS	Tax Refund Intercept Programs.
#	Variable rate security. The interest rate represents the rate in effect at December 31, 2020.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At December 31, 2020, the total value of Rule 144A securities was $103,698,552, which represents 15.85% of net assets.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	This investment has been rated by Fitch IBCA.
(c)	Defaulted (non-income producing security).
(d)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(e)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap Index.
(f)	Cash and Other Assets in Excess of Liabilities include net unrealized depreciation on futures contracts as follows:

See Notes to Schedule of Investments.	111

Schedule of Investments (unaudited)(concluded)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND December 31, 2020

Open Futures Contracts at December 31, 2020:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	March 2021	108	Short	$(14,890,879)	$(14,912,437)	$(21,558)

The following is a summary of the inputs used as of December 31, 2020 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds
Health Care	$-	$84,482,160	$1,008,490	$85,490,650
Other Revenue	-	42,491,928	900,000	43,391,928
Remaining Industries	-	514,115,487	-	514,115,487
Short-Term Investment
Variable Rate Demand Notes	-	2,295,000	-	2,295,000
Total	$-	$643,384,575	$1,908,490	$645,293,065
Other Financial Instruments
Futures Contracts
Assets	$-	$-	$-	$-
Liabilities	(21,558)	-	-	(21,558)
Total	$(21,558)	$-	$-	$(21,558)

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Municipal Bonds
Balance as of October 1, 2020	$7,246,256
Accrued Discounts (Premiums)	(1,722)
Realized Gain (Loss)	(2,632)
Change in Unrealized Appreciation (Depreciation)	20,004
Purchases	-
Sales	(434,789)
Transfers into Level 3	-
Transfers out of Level 3	(4,918,627)
Balance as of December 31, 2020	$1,908,490
Change in unrealized appreciation/depreciation for the period ended December 31, 2020, related to Level 3 investments held at December 31, 2020	$27,190

112	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

CALIFORNIA TAX FREE FUND December 31, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
MUNICIPAL BONDS 98.07%

Corporate-Backed 2.90%
CA MFA - Waste Mgmt AMT	2.40%	#(a)	10/1/2044	A-		$5,075	$5,639,086
CA Muni Fin - United Airlines AMT	4.00%		7/15/2029	B+		2,430	2,644,059
CA Poll Ctl - Poseidon Res AMT†	5.00%		11/21/2045	Baa3		4,410	4,659,253
CA Poll Ctl - Waste Mgmt AMT	4.30%		7/1/2040	A-		160	184,186
Long Beach Nat Gas - ML	5.00%		11/15/2029	A2		1,260	1,635,442
San Francisco Arpt - SFO Fuel AMT	5.00%		1/1/2038	A1		1,315	1,620,921
Total							16,382,947

Education 7.80%
CA Dev Auth - Culinary Institute	5.00%		7/1/2046	Baa2		1,010	1,098,607
CA Ed Fac Auth - Loyola Marymount Univ	5.00%		10/1/2048	A2		1,000	1,219,540
CA Ed Facs - ArtCenter College of Design	5.00%		12/1/2030	Baa1		525	660,193
CA Ed Facs - ArtCenter College of Design	5.00%		12/1/2044	Baa1		1,500	1,800,015
CA Ed Facs - Chapman Univ	4.00%		4/1/2047	A2		1,800	1,993,968
CA Ed Facs - Chapman Univ	5.00%		4/1/2040	A2		1,000	1,149,210
CA Ed Facs - Loyola Marymount Univ (NPFGC)(FGIC)	Zero Coupon		10/1/2029	A2		550	493,345
CA Ed Facs - Loyola Marymount Univ (NPFGC)(FGIC)	Zero Coupon		10/1/2033	A2		1,720	1,392,873
CA Ed Facs - Santa Clara Univ	5.00%		4/1/2039	Aa3		1,000	1,169,470
CA Ed Facs - Stanford Univ	5.00%		5/1/2049	AAA		3,000	4,936,440
CA Ed Facs - Univ of San Francisco	5.00%		10/1/2037	A2		1,000	1,252,780
CA Ed Facs - Univ of San Francisco	5.00%		10/1/2053	A2		2,000	2,427,800
CA Fin Auth - Biola Univ	5.00%		10/1/2029	Baa1		330	363,607
CA Infra & Econ Dev - UCSF	5.00%		5/15/2047	AA		3,325	4,089,617
CA MFA - Univ of La Verne	5.00%		6/1/2043	A3		1,035	1,233,793
CA Muni Fin - Biola Univ	5.00%		10/1/2032	Baa1		400	480,800
CA Muni Fin - Emerson Clg	5.00%		1/1/2042	BBB+		3,090	3,608,533
CA Muni Fin - Julian Chtr Sch†	5.625%		3/1/2045	B+		500	513,520
CA Muni Fin - Touro College	5.25%		1/1/2040	BBB-	(b)	1,085	1,164,031
CA Sch Fin Auth - Green Dot Schs†	5.00%		8/1/2045	BBB-		500	554,370
CA Sch Fin Auth - KIPP LA†	5.00%		7/1/2045	BBB		540	615,022
CA State Univ	4.00%		11/1/2045	Aa2		2,000	2,434,980
Ripon USD (BAM)	5.50%		8/1/2043	AA		1,000	1,239,550
Univ of CA	5.25%		5/15/2047	AA		2,000	2,488,080
Univ of CA	5.25%		5/15/2058	AA		2,500	3,170,025
University of San Diego	5.00%		10/1/2049	A1		2,000	2,496,900
Total							44,047,069

See Notes to Schedule of Investments.	113

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND December 31, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation 19.14%
Albany CA USD	4.00%	8/1/2046	Aa3	$1,000	$1,135,810
Anaheim USD	3.00%	8/1/2038	Aa2	3,000	3,252,300
Banning Unified Sch Dist (AGM)	5.25%	8/1/2042	AA	1,115	1,377,170
Beverly Hills USD	3.00%	8/1/2044	Aaa	2,040	2,206,546
CA St GO	4.00%	10/1/2044	Aa2	1,805	2,173,346
CA State GO	3.00%	10/1/2033	Aa2	1,250	1,431,338
CA State GO	4.00%	9/1/2035	Aa2	1,145	1,331,635
CA State GO	4.00%	11/1/2036	Aa2	1,920	2,406,682
CA State GO	4.00%	3/1/2046	Aa2	1,000	1,204,870
CA State GO	5.00%	2/1/2032	Aa2	2,000	2,100,720
CA State GO	5.00%	4/1/2032	Aa2	2,200	3,153,282
CA State GO	5.00%	2/1/2033	Aa2	1,000	1,049,580
CA State GO	5.00%	8/1/2038	Aa2	1,565	1,921,272
CA State GO	5.25%	8/1/2032	Aa2	2,500	3,029,750
CA State GO	5.25%	10/1/2032	Aa2	4,000	4,147,240
CA State GO	5.25%	4/1/2035	Aa2	3,000	3,179,730
CA State GO	5.25%	10/1/2039	Aa2	500	612,890
Carlsbad USD	3.125%	8/1/2048	Aa1	1,000	1,094,930
Centinela UHSD (BAM)	4.00%	8/1/2052	AA	1,615	1,831,022
Centinela UHSD (BAM)	5.00%	8/1/2052	AA	2,000	2,474,980
Cupertino USD	2.50%	8/1/2033	Aa1	740	800,266
Del Mar USD (BAM)	4.00%	9/1/2044	AA	1,700	1,994,627
Grossmont UHSD	5.00%	8/1/2043	Aa2	1,250	1,405,925
Grossmont UHSD (AGM)	Zero Coupon	6/1/2040	AA	2,000	870,760
Huntington Beach City SD	4.00%	8/1/2048	Aa1	1,000	1,140,290
Imperial Unified Sch Dist (BAM)	5.25%	8/1/2043	AA	2,000	2,445,920
Inglewood USD (BAM)	4.00%	8/1/2038	AA	575	664,464
Inglewood USD (BAM)	4.00%	8/1/2039	AA	1,000	1,153,550
Irvine Unified School District	4.00%	9/1/2042	Aa1	1,915	2,251,657
Irvine Unified School District	5.50%	9/1/2035	Aa1	1,060	1,411,984
Irvine USD - Spl Tax (BAM)	5.00%	9/1/2038	AA	1,000	1,146,670
Irvine USD - Spl Tax (BAM)	5.00%	9/1/2056	AA	1,000	1,178,230
Long Beach USD	3.00%	8/1/2037	Aa2	2,420	2,711,295
Los Angeles USD	4.00%	7/1/2032	Aa3	1,250	1,580,712
Los Angeles USD	4.00%	7/1/2033	Aa3	1,000	1,254,500
Los Angeles USD	4.00%	7/1/2044	Aa3	2,000	2,415,340
Marin Healthcare Dist	4.00%	8/1/2040	Aa2	1,000	1,113,960
Miracosta CCD	2.00%	8/1/2041	AAA	1,000	1,010,490

114	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND December 31, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)
New Haven USD	4.00%	8/1/2044	Aa3	$1,250	$1,465,813
New Haven USD	4.00%	8/1/2047	Aa3	2,415	2,783,215
Newport Mesa USD	Zero Coupon	8/1/2041	Aaa	1,325	684,031
Newport-Mesa USD	Zero Coupon	8/1/2045	Aaa	2,000	864,660
North Orange CCD	2.75%	8/1/2036	AA+	2,000	2,178,860
Oceanside USD	4.00%	8/1/2048	Aa3	2,030	2,337,058
Orange USD	4.00%	8/1/2047	AA	1,000	1,170,450
Panama-Buena Vista USD (BAM)	2.625%	8/1/2037	AA	1,510	1,599,558
Perris UHSD (AGM)	3.00%	9/1/2044	AA	1,000	1,076,130
PR Comwlth GO(c)	6.00%	7/1/2039	Ca	2,000	1,532,500
San Benito HSD	Zero Coupon	8/1/2041	Aa3	1,640	833,678
San Benito HSD	Zero Coupon	8/1/2042	Aa3	1,795	871,670
San Benito HSD	Zero Coupon	8/1/2043	Aa3	2,600	1,206,686
San Diego USD	3.25%	7/1/2048	Aa2	1,000	1,099,070
San Francisco Arpt AMT	5.25%	5/1/2042	A1	1,000	1,213,780
San Francisco CCD	4.00%	6/15/2045	Aa3	1,250	1,504,025
San Francisco CCD	5.00%	6/15/2028	Aa3	1,000	1,200,570
San Gorgonio Mem Hlthcare Dist	5.00%	8/1/2032	Baa3	1,000	1,109,540
San Leandro Unified Sch Dist (BAM)	5.25%	8/1/2046	AA	1,750	2,153,865
San Leandro USD (BAM)	4.00%	8/1/2043	AA	650	762,580
San Rafael Elem Sch Dist	4.00%	8/1/2047	AA	1,000	1,152,470
San Rafael HSD	4.50%	8/1/2042	AA	1,150	1,400,493
Santa Ana USD	3.25%	8/1/2042	Aa3	500	551,035
Santa Barbara Unified Sch Dist	4.00%	8/1/2036	Aa1	750	883,470
Santa Barbara USD	4.00%	8/1/2044	Aa1	1,000	1,176,550
Santa Rita USD	2.50%	8/1/2031	AA-	1,235	1,331,935
Simi Valley GO	4.00%	8/1/2046	Aa2	1,065	1,228,605
Simi Valley USD	4.00%	8/1/2048	Aa2	600	690,756
Southwestern Community College Dist	Zero Coupon	8/1/2041	Aa2	1,100	699,182
Sweetwater UHSD (BAM)	5.00%	8/1/2027	AA	1,000	1,146,690
West Contra Costa USD	4.00%	8/1/2043	AA-	1,000	1,163,880
West Contra Costa USD	6.00%	8/1/2027	AA-	1,000	1,338,010
Total					108,076,548

Health Care 14.66%
Abag Fin Auth - Eskaton Pptys	5.00%	11/15/2035	BBB	1,000	1,054,690
Abag Fin Auth - Sharp Hlthcare	5.00%	8/1/2043	AA	1,000	1,093,410
Antelope Valley Hlth	5.25%	3/1/2036	Ba3	1,000	1,047,750

See Notes to Schedule of Investments.	115

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND December 31, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)
CA Fin Auth - Standord Hlth	4.00%	8/15/2050	AA-		$1,000	$1,198,490
CA Hlth - Childrens Hsp Los Angeles	5.00%	11/15/2029	BBB+		1,000	1,068,940
CA Hlth - Childrens Hsp Los Angeles	5.00%	8/15/2047	BBB+		1,000	1,169,270
CA Hlth - Childrens Hsp Orange Co	4.00%	11/1/2035	AA-		570	699,823
CA Hlth - Childrens Hsp Orange Co	5.00%	11/1/2033	AA-		1,300	1,730,651
CA Hlth - Childrens Hsp Orange Co	5.00%	11/1/2034	AA-		1,200	1,594,512
CA Hlth - Childrens Hsp Orange Co	5.25%	11/1/2035	AA-		2,000	2,072,720
CA Hlth - City of Hope	4.00%	11/15/2045	A+		3,000	3,503,550
CA Hlth - CommonSpirit	4.00%	4/1/2037	BBB+		3,500	4,173,540
CA Hlth - CommonSpirit	4.00%	4/1/2044	BBB+		1,250	1,448,650
CA Hlth - CommonSpirit	4.00%	4/1/2045	BBB+		1,250	1,441,838
CA Hlth - CommonSpirit	4.00%	4/1/2049	BBB+		2,500	2,865,075
CA Hlth - Providence St. Joes Hlth	4.00%	10/1/2047	AA-		2,115	2,390,542
CA Hlth - Rady Childrens Hsp	5.50%	8/15/2033	Aa3		2,000	2,058,100
CA Hlth - Sutter Hlth	4.00%	11/15/2042	A+		1,715	1,955,906
CA Hlth Facs - Kaiser Permanente	5.00%	11/1/2047	AA-		1,000	1,574,460
CA Hlth Facs - Lucile Packard Hosp	5.00%	11/15/2056	A+		1,500	1,818,765
CA Htlh - Emante Hlth	4.00%	4/1/2037	A		1,400	1,673,378
CA Muni Fin - Caritas Affordable Hsg	4.00%	8/15/2037	A-		1,000	1,109,520
CA Muni Fin - Channing House	5.00%	5/15/2047	AA-		2,000	2,345,220
CA Muni Fin - Cmnty Med Ctrs	4.00%	2/1/2042	A-		1,165	1,286,183
CA Muni Fin - Cmnty Med Ctrs	5.00%	2/1/2040	A-		500	560,900
CA Muni Fin - Cmnty Med Ctrs	5.00%	2/1/2047	A-		2,000	2,320,100
CA Stwde - Adventist Health West	3.00%	3/1/2039	A		3,475	3,633,252
CA Stwde - American Baptist	5.00%	10/1/2045	A-	(b)	1,000	1,112,190
CA Stwde - Daughters of Charity	5.50%	7/1/2039	NR		172	163,251
CA Stwde - Henry Mayo Mem Hsp (AGM)	5.25%	10/1/2043	AA		775	871,526
CA Stwde - Huntington Memorial Hosp	4.00%	7/1/2048	A-		1,000	1,129,020
CA Stwde - John Muir Hlth	4.00%	12/1/2057	A+		1,000	1,043,980
CA Stwde - Loma Linda Univ Med Ctr	5.25%	12/1/2034	BB-		2,150	2,402,281
CA Stwde - Loma Linda Univ Med Ctr	5.50%	12/1/2054	BB-		2,200	2,433,376
CA Stwde - Loma Linda Univ Med Ctr†	5.50%	12/1/2058	BB-		1,555	1,815,369
Eisenhower Med Ctr	5.00%	7/1/2032	Baa2		1,020	1,219,634
La Verne COP - Brethren Hillcrest Homes	5.00%	5/15/2029	BBB-	(b)	635	682,650
Oroville - Oroville Hsp	5.25%	4/1/2049	BB		2,000	2,206,200
Palomar Hlth	5.00%	11/1/2036	BBB		1,250	1,451,400
Palomar Hlth	5.00%	11/1/2039	BBB		3,750	4,322,700
Palomar Hlth (AGM)	5.00%	11/1/2047	AA		4,475	5,316,032

116	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND December 31, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Health Care (continued)
San Buenaventura - Cmnty Mem Hlth	8.00%	12/1/2031	BB	$2,000	$2,121,640
Sierra Joint CCD	4.00%	8/1/2053	Aa1	1,500	1,739,460
Washingtown Twnshp Health Care Dist	3.00%	7/1/2037	Baa2	1,440	1,499,818
Washingtown Twnshp Health Care Dist	5.00%	7/1/2032	Baa2	1,075	1,345,481
Whittier Hlth Fac - Presbyterian Intercmnty Hsp	5.75%	6/1/2029	A	1,000	1,022,860
Total					82,788,103

Housing 4.35%
CA CHA - The Arbors†	5.00%	8/1/2050	NR	1,100	1,268,003
CA Cmty Hsg - Annadel Apts†	5.00%	4/1/2049	NR	1,000	1,134,060
CA Cmty Hsg - Serenity at Larkspur†	5.00%	2/1/2050	NR	1,200	1,343,580
CA Cmty Hsg - Verdant†	5.00%	8/1/2049	NR	1,400	1,594,348
CA HFA - MFH	4.00%	3/20/2033	BBB+	2,904	3,275,398
CA HFA - MFH	4.25%	1/15/2035	BBB+	5,958	6,895,110
CA Muni Fin - Biola Univ	5.00%	10/1/2034	Baa1	1,000	1,194,430
CA Muni Fin - Caritas Affordable Hsg	5.00%	8/15/2030	A-	1,050	1,181,796
CA Muni Fin - UC Berkeley Hsg	5.00%	6/1/2050	Baa3	500	529,375
CA Stwde - CHF-Irvine LLC	5.00%	5/15/2035	Baa1	1,100	1,232,451
CA Stwde - CHF-Irvine LLC	5.125%	5/15/2031	Baa1	1,500	1,520,130
CEDA - Provident Student Hsg	5.00%	8/1/2045	Baa3	1,745	2,092,936
ESRF / Natl Charter School Loans	5.00%	11/1/2044	A	1,050	1,296,445
Total					24,558,062

Lease Obligations 2.14%
CA Pub Wks - Judicial Council	5.00%	12/1/2028	Aa3	1,000	1,044,340
CA Pub Wks - State Prisons	5.75%	10/1/2031	Aa3	2,000	2,082,060
CA Pub Wks - Various Cap Proj	4.00%	3/1/2045	Aa3	940	1,131,798
CA Pub Wks - Various Cap Proj	5.00%	4/1/2037	Aa3	1,000	1,054,000
CA Pub Wks - Various Cap Proj TCRS (BAM)	3.125%	5/1/2033	AA	1,275	1,445,467
San Bernardino COPs (AGM)	5.00%	10/1/2031	AA	860	1,113,107
Santa Barbara COPs AMT	5.00%	12/1/2036	AA	3,395	4,245,108
Total					12,115,880

Other 0.35%
CA Infra & Econ Dev - Acad Motion Pict	5.00%	11/1/2029	Aa2	1,500	1,983,555

See Notes to Schedule of Investments.	117

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND December 31, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Other Revenue 1.91%
CA Infra & Econ Dev - Acad Motion Pict	5.00%	11/1/2041	Aa2		$1,010	$1,112,131
CA Infra & Econ Dev - Gladstone Inst	5.25%	10/1/2034	A	(b)	2,000	2,074,080
CA Infra & Econ Dev - Museum of Nat Hist	4.00%	7/1/2050	A2		1,000	1,148,310
CA Muni Fin - Oceaa	6.75%	10/1/2028	NR		905	907,118
CA Sch Fin Auth - Aspire†	5.00%	8/1/2046	BBB		1,000	1,139,660
CA Sch Fin Auth - Green Dot Charter†	5.00%	8/1/2038	BBB-		1,000	1,194,730
CA Sch Fin Auth - KIPP LA	5.00%	7/1/2034	BBB		600	675,576
MSR Energy Auth - Citi	6.125%	11/1/2029	BBB+		1,985	2,541,455
Total						10,793,060

Pre-Refunded 0.15%
MSR Energy Auth - Citi	6.50%	11/1/2039	BBB+		520	867,355

Special Tax 3.97%
Brentwood Infra Fin Auth	5.00%	9/2/2036	NR		500	556,165
CA Reassmt Dist 15/2 Irvine	5.00%	9/2/2028	NR		1,000	1,186,710
Inland Valley Redev Agy	5.25%	9/1/2037	A-		1,325	1,491,910
Irvine CFD - Great Park	5.00%	9/1/2044	NR		500	560,575
Irvine USD - Spl Tax	5.00%	3/1/2057	NR		1,000	1,172,810
Lake Elsinore PFA	5.00%	9/1/2035	NR		920	1,047,981
Poway USD PFA (BAM)	5.00%	9/1/2035	AA+		1,770	2,126,850
River Islands PFA - CFD 2003	5.375%	9/1/2031	NR		1,045	1,120,961
River Islands PFA - CFD 2003	5.50%	9/1/2045	NR		500	531,115
River Islands PFA - Lathrop (AGM)	4.00%	9/1/2040	AA		1,000	1,180,580
River Islands PFA - Lathrop (AGM)	4.00%	9/1/2045	AA		2,000	2,324,280
River Islands PFA - Lathrop (AGM)	4.00%	9/1/2050	AA		1,400	1,617,028
Roseville CFD - Westpark	5.00%	9/1/2031	NR		1,000	1,154,480
Sacramento Conv Cntr	4.00%	6/1/2036	A2		830	919,183
San Clemente Cmnty Facs	5.00%	9/1/2040	NR		975	1,105,318
San Francisco Redev - Mission Bay North	6.75%	8/1/2041	A-		1,000	1,004,780
Temecula Vly USD Fin Auth (BAM)	5.00%	9/1/2035	AA		1,505	1,714,722
Union City Redev Agy - Tax Alloc	6.875%	12/1/2033	A+		1,510	1,601,144
Total						22,416,592

Tax Revenue 2.99%
Anaheim PFA Lease Rev (BAM)	5.00%	9/1/2035	AA		2,000	2,405,820
City of Sacramento - TOT Revs	5.00%	6/1/2048	A1		1,000	1,163,950
Invine Reassessment District No. 19	4.00%	9/2/2039	A		1,000	1,196,250

118	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND December 31, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Tax Revenue (continued)
PR Corp Sales Tax	Zero Coupon	7/1/2029	NR	$352	$299,379
PR Corp Sales Tax	Zero Coupon	7/1/2031	NR	587	457,408
PR Corp Sales Tax	Zero Coupon	7/1/2033	NR	134	96,116
PR Corp Sales Tax	Zero Coupon	7/1/2051	NR	501	112,184
PR Corp Sales Tax	4.329%	7/1/2040	NR	3,971	4,310,282
PR Corp Sales Tax	4.329%	7/1/2040	NR	350	380,149
PR Corp Sales Tax	4.536%	7/1/2053	NR	7	7,611
PR Corp Sales Tax	4.55%	7/1/2040	NR	88	96,811
PR Corp Sales Tax	4.75%	7/1/2053	NR	296	326,032
PR Corp Sales Tax	4.784%	7/1/2058	NR	98	107,990
PR Corp Sales Tax	5.00%	7/1/2058	NR	1,139	1,272,149
Sacramento Tourism Infra Dist - Conv Centr	4.00%	6/1/2039	A2	800	875,808
San Jose Spl Tax - Conv Ctr	6.125%	5/1/2031	A+	1,000	1,009,850
Sonoma Marin Area Rail Rmkt	5.00%	3/1/2029	AA	1,500	1,584,675
Tustin CFD 06 - 1-Tust Leg/Colum Vil	5.00%	9/1/2037	A-	1,000	1,173,950
Total					16,876,414

Tobacco 6.63%
CA Stwde - Tobacco Settlement	Zero Coupon	6/1/2046	NR	8,675	1,816,979
CA Stwde - Tobacco Settlement†	Zero Coupon	6/1/2055	NR	10,000	546,500
Golden St Tobacco	Zero Coupon	6/1/2047	CCC-	2,700	594,702
Golden St Tobacco	3.50%	6/1/2036	BB-	1,550	1,581,232
Golden St Tobacco	5.00%	6/1/2029	BBB	1,000	1,231,610
Golden St Tobacco	5.00%	6/1/2034	BBB-	1,050	1,284,413
Golden St Tobacco	5.00%	6/1/2035	BB+	2,500	3,034,900
Golden St Tobacco	5.00%	6/1/2047	NR	1,250	1,296,775
Golden St Tobacco	5.00%	6/1/2047	NR	4,360	4,523,151
Golden St Tobacco	5.25%	6/1/2047	NR	1,250	1,302,050
Inland Empire Tobacco†	Zero Coupon	6/1/2057	CCC	3,000	190,800
Los Angeles Co Tobacco	Zero Coupon	6/1/2055	NR	3,000	564,060
Los Angeles Co Tobacco	4.00%	6/1/2038	A-	615	743,996
Los Angeles Co Tobacco	4.00%	6/1/2039	A-	500	602,940
Los Angeles Co Tobacco	4.00%	6/1/2040	A-	710	853,427
Los Angeles Co Tobacco	4.00%	6/1/2049	BBB+	1,500	1,743,465
Los Angeles Co Tobacco	5.00%	6/1/2049	BBB-	250	306,770
Merced Co Tobacco	5.00%	6/1/2050	NR	1,000	1,158,190

See Notes to Schedule of Investments.	119

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND December 31, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Tobacco (continued)
Nthrn CA Tobacco	Zero Coupon		6/1/2045	CCC-		$10,000	$2,002,200
Nthrn CA Tobacco	5.50%		6/1/2045	B-		1,115	1,120,274
San Diego Co Tobacco	Zero Coupon		6/1/2054	NR		4,800	871,920
San Diego Co Tobacco	5.00%		6/1/2038	A-		1,000	1,296,540
San Diego Co Tobacco	5.00%		6/1/2039	A-		1,000	1,292,900
San Diego Co Tobacco	5.00%		6/1/2048	BBB+		1,675	2,093,867
San Diego Tobacco Settlement	4.00%		6/1/2032	BBB		1,505	1,631,285
Silicon Valley Tobacco	Zero Coupon		6/1/2041	NR		5,000	1,595,000
Silicon Valley Tobacco	Zero Coupon		6/1/2056	NR		2,250	207,270
Sonoma Co Tobacco	4.00%		6/1/2049	BBB+		1,250	1,440,850
Sthrn CA Tobacco	Zero Coupon		6/1/2046	CCC-		2,500	504,525
Total							37,432,591

Transportation 19.29%
Alameda Corridor Trsp Auth	5.00%		10/1/2036	BBB+		1,500	1,788,015
Alameda Corridor Trsp Auth	5.00%		10/1/2037	BBB+		2,415	2,871,580
Alameda Corridor Trsp Auth (AGM)	4.00%		10/1/2037	AA		2,030	2,263,694
Alameda Corridor Trsp Auth (AGM)	5.00%		10/1/2029	AA		1,425	1,584,828
Alameda Corridor Trsp Auth (NPFGC)(FGIC)	Zero Coupon		10/1/2032	A-		750	570,578
Bay Area Toll Auth	3.00%		4/1/2054	AA-		2,500	2,658,750
Bay Area Toll Auth	4.00%		4/1/2038	AA-		2,000	2,313,140
Bay Area Toll Auth	4.00%		4/1/2042	AA-		1,635	1,874,511
CA Muni Fin - LINXS (AGM) AMT	4.00%		12/31/2047	AA		1,420	1,576,058
CA Muni Fin - LINXS AMT	4.00%		12/31/2047	BBB-	(b)	5,490	5,998,813
CA Muni Fin - LINXS AMT	5.00%		12/31/2035	BBB-	(b)	1,000	1,204,470
CA Muni Fin Auth - LINXS AMT	5.00%		12/31/2031	BBB-	(b)	1,240	1,512,961
CA Muni Fin Auth - LINXS AMT	5.00%		12/31/2043	BBB-	(b)	4,700	5,554,695
CA Muni Fin Auth - LINXS APM Proj AMT	5.00%		12/31/2047	BBB-	(b)	1,005	1,179,458
Foothill / Eastern Corridor Toll Rd	Zero Coupon		1/15/2033	A-		1,500	1,094,700
Foothill / Eastern Corridor Toll Rd	Zero Coupon		1/15/2042	A-		1,150	1,359,242
Foothill / Eastern Corridor Toll Rd	3.50%	#(a)	1/15/2053	A-		5,690	6,227,477
Foothill / Eastern Corridor Toll Rd	3.95%	#(a)	1/15/2053	A-		3,330	3,687,875
Foothill / Eastern Corridor Toll Rd	5.50%	#(a)	1/15/2053	A-		250	268,680
Foothill / Eastern Corridor Toll Rd	5.75%		1/15/2046	A-		1,835	2,064,724
Long Beach Harbor AMT	5.00%		5/15/2028	AA		1,000	1,172,230
Los Angeles Dept Arpts - LAX AMT	4.00%		5/15/2050	Aa2		1,750	2,043,737
Los Angeles Dept Arpts - LAX AMT	5.00%		5/15/2041	Aa2		1,000	1,151,920

120	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND December 31, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)
Los Angeles Dept Arpts - LAX AMT	5.00%	5/15/2043	Aa3	$1,000	$1,245,660
Los Angeles Dept Arpts - LAX AMT	5.00%	5/15/2046	Aa3	1,000	1,166,700
Los Angeles Dept Arpts - LAX AMT	5.00%	5/15/2047	Aa3	2,000	2,376,760
Los Angeles Dept Arpts - LAX AMT	5.25%	5/15/2048	Aa3	2,000	2,445,140
Los Angeles Harbor AMT	5.00%	8/1/2036	AA	1,000	1,131,810
Los Angeles International Airport AMT	5.00%	5/15/2044	Aa3	2,090	2,597,097
Orange Cnty Arpt	5.00%	7/1/2029	A+	575	721,522
Port Oakland AMT	5.125%	5/1/2031	A+	1,250	1,269,487
Riverside Co Trsp Commn	Zero Coupon	6/1/2028	A	1,000	860,290
Riverside Co Trsp Commn	5.75%	6/1/2048	A	1,500	1,628,640
Sacramento Co Arpt	5.00%	7/1/2041	A-	1,130	1,340,542
San Diego Arpt AMT	4.00%	7/1/2044	A-	5,555	6,321,257
San Diego Arpt AMT	5.00%	7/1/2027	A1	1,000	1,101,760
San Diego Arpt AMT	5.00%	7/1/2047	A2	2,000	2,371,540
San Francisco Arpt AMT	4.00%	5/1/2049	A1	1,000	1,135,970
San Francisco Arpt AMT	5.00%	5/1/2027	A1	1,430	1,450,206
San Francisco Arpt AMT	5.00%	5/1/2040	A1	1,500	1,672,410
San Francisco Arpt AMT	5.00%	5/1/2045	A1	1,500	1,853,565
San Francisco Arpt AMT	5.00%	5/1/2050	A1	4,000	4,908,160
San Francisco Port AMT	5.00%	3/1/2030	Aa3	1,415	1,597,280
San Joaquin Hills Trsp Corridor	5.00%	1/15/2029	A-	1,220	1,402,512
San Joaquin Hills Trsp Corridor	5.00%	1/15/2050	A-	4,815	5,338,583
San Joaquin Hills Trsp Corridor	5.25%	1/15/2044	BBB+	2,100	2,345,595
San Joaquin Hills Trsp Corridor	5.25%	1/15/2049	BBB+	1,930	2,146,469
San Joaquin Hills Trsp Corridor (NPFGC)(FGIC)	Zero Coupon	1/15/2036	Baa2	1,350	928,975
San Jose Arpt AMT	5.00%	3/1/2047	A2	3,475	4,066,341
San Jose Arpt AMT	6.25%	3/1/2034	A2	1,500	1,512,180
Total					108,958,587

Utilities 11.79%
Adelanto Util Sys (AGM)	5.00%	7/1/2039	AA	1,335	1,640,248
CA Poll Ctl - Poseidon Res†	5.00%	11/21/2045	Baa3	2,500	2,969,975
Casitas Muni Water Dist (BAM)	5.25%	9/1/2047	AA	1,525	1,856,550
El Dorado Irrigation Dist (AGM)	5.25%	3/1/2039	AA	750	869,850
Guam Pwr Auth (AGM)	5.00%	10/1/2034	AA	705	801,247
Guam Waterworks Auth	5.00%	1/1/2050	A-	600	745,758

See Notes to Schedule of Investments.	121

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND December 31, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Utilities (continued)
Guam Waterworks Auth	5.50%		7/1/2043	A-		$525	$593,203
Long Beach Nat Gas - ML	1.579% (3 Mo. LIBOR * .67 + 1.43%)	#	11/15/2026	A2		1,000	1,023,050
Long Beach Nat Gas - ML	5.50%		11/15/2037	A2		1,825	2,749,089
Los Angeles DWAP - Pwr Sys	5.25%		7/1/2037	Aa2		1,500	1,881,060
Los Angeles DWAP - Pwr Sys	5.25%		7/1/2049	Aa2		2,000	2,593,080
Los Angeles Wastewater	5.00%		6/1/2044	AA+		1,000	1,170,670
Middle Fork Proj Fin Auth	5.00%		4/1/2036	Baa3		1,950	2,409,225
Mountain House Util Sys (BAM)	4.00%		12/1/2045	AA		2,720	3,195,592
MSR Energy Auth - Citi	6.50%		11/1/2039	BBB+		2,380	3,969,816
MSR Energy Auth - Citi	7.00%		11/1/2034	BBB+		2,500	4,009,975
Northern CA Gas - Goldman Sachs	4.00%	#(a)	7/1/2049	A3		3,000	3,344,550
Northern CA Gas - Morgan Stanley	0.871% (3 Mo. LIBOR * .67 + .72%)	#	7/1/2027	A2		1,875	1,866,300
PR Aqueduct & Swr Auth	5.25%		7/1/2042	Ca		1,230	1,296,112
PR Elec Pwr Auth(c)	5.25%		7/1/2024	D	(b)	255	207,188
PR Elec Pwr Auth(c)	5.25%		7/1/2033	D	(b)	115	93,438
PR Elec Pwr Auth(c)	7.00%		7/1/2040	D	(b)	450	376,313
San Diego Water	5.00%		8/1/2043	Aa3		1,000	1,259,790
San Francisco City & Co PUC Wastewater	4.00%		10/1/2043	AA		1,250	1,467,287
San Francisco City & Co PUC Wastewater	4.00%		11/1/2050	Aa2		750	909,847
Santa Maria Wtr & Wastewtr	5.00%		2/1/2027	AA-		1,000	1,052,140
Silicon Valley Clean Wtr	4.00%		8/1/2046	AA		1,500	1,719,960
South Placer Wtr Auth	5.00%		11/1/2035	Aa3		500	728,185
Southern CA Pub Pwr Auth - Apex	5.00%		7/1/2038	AA-		1,000	1,141,060
Southern CA Pub Pwr Auth -
Goldman Sachs	1.614% (3 Mo. LIBOR * .67 + 1.47%)	#	11/1/2038	A3		770	708,831
Southern CA Pub Pwr Auth - Goldman Sachs	5.00%		11/1/2033	A3		5,180	7,136,641
Stockton PFA - Wastewater (BAM)	5.00%		9/1/2029	AA		1,000	1,140,140
Transbay Pwr Auth	5.00%		10/1/2025	BBB+	(b)	1,130	1,312,857
Transbay Pwr Auth	5.00%		10/1/2027	BBB+	(b)	1,245	1,507,932
Transbay Pwr Auth	5.00%		10/1/2029	BBB+	(b)	1,370	1,710,705
Transbay Pwr Auth	5.00%		10/1/2031	BBB+	(b)	765	952,371
Transbay Pwr Auth	5.00%		10/1/2032	BBB+	(b)	1,090	1,346,662
Transbay Pwr Auth	5.00%		10/1/2034	BBB+	(b)	300	367,599

122	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND December 31, 2020

Investments		Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Utilities (continued)
Transbay Pwr Auth		5.00%	10/1/2035	BBB+	(b)	$200	$244,342
Transbay Pwr Auth		5.00%	10/1/2038	BBB+	(b)	650	784,453
Valley Co Wtr Dist		4.50%	1/1/2048	AA-		1,245	1,449,329
Total							66,602,420
Total Municipal Bonds (cost $512,890,069)							553,899,183

	Interest Rate#	Interest Rate Reset Date(d)	Final Maturity Date

SHORT-TERM INVESTMENT 0.46%

Variable Rate Demand Notes 0.46%

General Obligation
CA State GO (cost $2,600,000)	0.04%	1/4/2021	5/1/2034	AAA		2,600	2,600,000
Total Investments in Securities 98.53% (cost $515,490,069)							556,499,183
Cash and Other Assets in Excess of Liabilities 1.47%							8,286,165
Net Assets 100.00%							$564,785,348

AGM	Insured by - Assured Guaranty Municipal Corporation.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by - Build America Mutual.
COP	Certificates of Participation.
FGIC	Insured by - Financial Guaranty Insurance Company.
LIBOR	London Interbank Offered Rate.
NPFGC	Insured by - National Public Finance Guarantee Corporation.
NR	Not Rated.
SIFMA	Insured by - Securities Industry and Financial Markets Association.
TCRS	Transferable Custodial Receipt.
#	Variable rate security. The interest rate represents the rate in effect at December 31, 2020.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At December 31, 2020, the total value of Rule 144A securities was $19,539,190, which represents 3.46% of net assets.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	This investment has been rated by Fitch IBCA.
(c)	Defaulted (non-income producing security).
(d)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap Index.

See Notes to Schedule of Investments.	123

Schedule of Investments (unaudited)(concluded)

CALIFORNIA TAX FREE FUND December 31, 2020

The following is a summary of the inputs used as of December 31, 2020 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Municipal Bonds	$-	$553,899,183	$-	$553,899,183

Short-Term Investment
Variable Rate Demand Notes	-	2,600,000	-	2,600,000
Total	$-	$556,499,183	$-	$556,499,183

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

124	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

NEW JERSEY TAX FREE FUND December 31, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 98.62%

Corporate-Backed 2.90%
Gloucester Co Poll Ctl - Logan AMT	5.00%	12/1/2024	BBB-	$190	$200,655
NJ EDA - Continental Airlines AMT	5.25%	9/15/2029	Ba3	1,675	1,773,239
NJ EDA - Continental Airlines AMT	5.50%	6/1/2033	Ba3	350	373,810
NJ EDA - Goethals Brdg AMT	5.00%	7/1/2023	A2	70	77,351
NJ EDA - Goethals Brdg AMT	5.00%	1/1/2028	A2	100	111,280
NJ EDA - Goethals Brdg AMT (AGM)	5.00%	1/1/2031	AA	225	253,638
Salem Co Poll Ctl - Chambers AMT	5.00%	12/1/2023	BBB	940	992,405
Total					3,782,378

Education 6.45%
Gloucester Co Impt Auth - Rowan Univ GTD	5.00%	7/1/2044	Aa1	370	464,176
NJ Ed Facs - Kean Univ (AGM)	5.00%	7/1/2027	AA	325	381,381
NJ Ed Facs - NJ City Univ (AGM)	5.00%	7/1/2030	AA	840	980,658
NJ Ed Facs - Seton Hall Univ	4.00%	7/1/2046	BBB+	545	574,305
NJ Ed Facs - Seton Hall Univ (AGM)	3.25%	7/1/2049	AA	400	428,144
NJ Ed Facs - Stockton Univ	5.00%	7/1/2034	BBB+	325	368,287
NJ Ed Facs - Stockton Univ	5.00%	7/1/2041	Baa1	800	912,296
NJ EDA - Montclair St Univ (AGM)	5.00%	6/1/2042	AA	500	590,895
NJ EDA - Stevens Inst Tech	3.00%	7/1/2050	BBB+	1,000	1,022,860
NJ EDA - Stevens Inst Tech	4.00%	7/1/2050	BBB+	200	220,490
NJ Higher Ed Assistance Auth AMT	3.25%	12/1/2039	Aa1	650	670,312
NJ Higher Ed Assistance Auth AMT	4.125%	12/1/2024	Aaa	365	388,123
NJ Higher Ed Assistance Auth AMT	5.00%	12/1/2022	Aaa	750	815,047
NJ Inst of Tech	5.00%	7/1/2033	A1	170	220,402
Rutgers State Univ	5.00%	5/1/2028	Aa3	300	387,360
Total					8,424,736

Financial Service 0.19%
NJ Higher Ed Assistance Auth AMT	5.00%	12/1/2028	Aaa	200	250,594

General Obligation 12.56%
Atlantic City GO (AGM)	5.00%	3/1/2037	AA	500	599,165
Atlantic City GO (BAM)	5.00%	3/1/2042	AA	750	889,912
Cumberland Co Impt Auth (BAM)	4.00%	10/1/2048	AA	750	867,997
Essex Co GO GTD	4.00%	11/1/2049	Aaa	1,125	1,271,689
Gloucester Co Impt Auth - Rowan Univ GTD	4.00%	7/1/2048	Aa1	510	590,259

See Notes to Schedule of Investments.	125

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND December 31, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)
Hudson Cnty Impt Auth	4.00%	10/1/2046	AA	$840	$1,003,859
Hudson Cnty NJ GO	2.00%	11/15/2035	AA	760	770,792
Hudson Co Impt Auth - Solid Waste GTD	4.00%	1/1/2040	AA	500	591,480
Jersey City GO	5.00%	11/1/2033	AA-	135	167,833
Mercer Cnty GO	4.00%	3/15/2040	AA+	190	227,415
Mercer Cnty GO	4.00%	4/1/2031	AA+	200	248,220
Newark GO (AGM)	4.00%	10/1/2035	AA	250	296,235
Newark GO (AGM)	4.00%	10/1/2037	AA	275	322,531
Newark Hsg Auth - Port Newark	4.00%	1/1/2037	A+	550	613,179
NJ State GO	2.50%	6/1/2038	A3	1,000	1,012,790
NJ State GO	4.00%	6/1/2031	A3	1,000	1,237,700
NJ State GO	4.00%	6/1/2032	A3	500	623,785
NJ State GO	5.00%	6/1/2027	A3	185	218,078
NJ State GO	5.00%	6/1/2027	A3	680	850,959
PR Comwlth GO(a)	5.375%	7/1/2030	Ca	1,000	742,500
Rutherford BOE	2.50%	12/15/2034	AA-	1,000	1,033,290
Somerset Co GO GTD	4.00%	9/1/2050	AAA	1,000	1,203,180
Union Co Util Auth - Covanta GTD AMT	4.75%	12/1/2031	AA+	1,000	1,026,880
Total					16,409,728

Health Care 12.48%
Camden Co Impt Auth - Cooper Hlth	5.00%	2/15/2030	BBB+	500	553,615
Camden Co Impt Auth - Cooper Hlth	5.00%	2/15/2032	BBB+	500	551,545
Camden Co Impt Auth - Cooper Hlth	5.75%	2/15/2042	BBB+	425	457,644
NJ EDA - Bancroft Neuro	5.00%	6/1/2036	NR	220	243,302
NJ Hlth - AHS Hsp Corp	5.00%	7/1/2030	AA-	105	128,100
NJ Hlth - AHS Hsp Corp	5.00%	7/1/2031	AA-	125	151,994
NJ Hlth - Hackensack Meridian Hlth	5.00%	7/1/2027	AA-	300	383,775
NJ Hlth - Hackensack Meridian Hlth	5.00%	7/1/2029	AA-	620	782,000
NJ Hlth - Hackensack Meridian Hlth	5.00%	7/1/2031	AA-	640	800,602
NJ Hlth - Hackensack Meridian Hlth	5.00%	7/1/2033	AA-	260	322,603
NJ Hlth - Hunterdon Med Ctr	5.00%	7/1/2034	A-	500	582,640
NJ Hlth - Inspira Hlth	4.00%	7/1/2047	A2	770	866,804
NJ Hlth - Inspira Hlth	5.00%	7/1/2034	A2	250	301,413
NJ Hlth - Inspira Hlth	5.00%	7/1/2035	A2	100	123,595
NJ Hlth - Inspira Hlth	5.00%	7/1/2042	A2	575	695,882
NJ Hlth - Princeton Hlth	5.00%	7/1/2039	AA	1,000	1,206,440
NJ Hlth - Robert Wood Hsp	5.25%	7/1/2028	AA-	500	556,680

126	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND December 31, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Health Care (continued)
NJ Hlth - RWJ Barnabas	5.00%	7/1/2033	AA-	$1,080	$1,305,677
NJ Hlth - RWJ Barnabas	5.00%	7/1/2043	AA-	865	1,033,874
NJ Hlth - St Josephs Hlth	5.00%	7/1/2027	BBB-	100	118,405
NJ Hlth - St Josephs Hlth	5.00%	7/1/2041	BBB-	750	854,452
NJ Hlth - St Peters Univ Hsp	5.75%	7/1/2037	BB+	600	601,842
NJ Hlth - Trinitas Hsp	5.00%	7/1/2030	BBB	245	291,959
NJ Hlth - Univ Hosp (AGM)	5.00%	7/1/2046	AA	1,000	1,125,230
NJ Hlth Fin Auth - Valley Health	4.00%	7/1/2044	A	1,010	1,165,368
NJ Hlth Fin Auth - Valley Health	5.00%	7/1/2028	A	595	763,802
NJ Hlth Fin Auth - Valley Health	5.00%	7/1/2030	A	255	332,176
Total					16,301,419

Housing 0.08%
NJ Hsg and Mtg Fin Auth	3.15%	5/1/2053	AA-	100	106,140

Lease Obligations 20.18%
Gloucester Co Impt Auth - Rowan Univ (AGM)	5.00%	11/1/2029	AA	250	304,893
Gloucester Co Impt Auth - Rowan Univ (AGM)	5.00%	11/1/2030	AA	290	352,440
NJ Ed Facs - Higher Ed Cap Impt	5.00%	9/1/2024	Baa1	125	142,959
NJ Ed Facs - Higher Ed Cap Impt	5.00%	9/1/2026	Baa1	235	266,020
NJ Ed Facs - Higher Ed Cap Impt	5.00%	9/1/2033	Baa1	1,060	1,176,144
NJ Ed Facs - Higher Ed Cap Impt	5.00%	9/1/2036	Baa1	535	618,080
NJ Ed Facs - Higher Ed Cap Impt	5.50%	9/1/2033	Baa1	410	491,135
NJ EDA - Bldgs	5.00%	6/15/2047	Baa1	540	630,072
NJ EDA - Goethals Brdg AMT	5.375%	1/1/2043	BBB	1,560	1,724,455
NJ EDA - Goethals Brdg AMT	5.625%	1/1/2052	BBB	210	233,142
NJ EDA - Motor Vehicle Surcharge Sub Rev	5.00%	7/1/2033	BBB	565	653,677
NJ EDA - Sch Facs	4.00%	6/15/2030	Baa1	745	798,722
NJ EDA - Sch Facs	4.00%	6/15/2049	Baa1	1,390	1,531,988
NJ EDA - Sch Facs	5.00%	6/15/2026	Baa1	145	168,238
NJ EDA - Sch Facs	5.00%	3/1/2028	Baa1	375	403,376
NJ EDA - Sch Facs	5.00%	6/15/2029	Baa1	500	603,170
NJ EDA - Sch Facs	5.00%	6/15/2030	Baa1	160	177,819
NJ EDA - Sch Facs	5.00%	6/15/2031	Baa1	745	826,235
NJ EDA - Sch Facs	5.00%	6/15/2034	Baa1	390	430,002
NJ EDA - Sch Facs	5.00%	3/1/2035	Baa1	250	264,018
NJ EDA - Sch Facs	5.00%	6/15/2035	Baa1	640	746,214

See Notes to Schedule of Investments.	127

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND December 31, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Lease Obligations (continued)
NJ EDA - Sch Facs	5.00%	6/15/2042	Baa1	$480	$558,067
NJ EDA - Sch Facs	5.00%	6/15/2048	Baa1	500	588,995
NJ EDA - State House Proj	5.00%	6/15/2035	Baa1	750	914,287
NJ EDA - Transit	5.00%	11/1/2033	Baa1	500	622,875
NJ Hlth - Hsp Asset Trans	5.00%	10/1/2038	Baa1	520	599,300
NJ Trans Trust Fund	Zero Coupon	12/15/2031	Baa1	1,770	1,363,785
NJ Trans Trust Fund	Zero Coupon	12/15/2038	Baa1	1,050	626,566
NJ Trans Trust Fund	4.00%	12/15/2039	Baa1	1,000	1,125,780
NJ Trans Trust Fund	4.00%	6/15/2050	Baa1	1,000	1,097,590
NJ Trans Trust Fund	4.25%	12/15/2038	Baa1	345	393,818
NJ Trans Trust Fund	4.75%	6/15/2038	Baa1	980	1,083,949
NJ Trans Trust Fund	5.00%	6/15/2030	A+	545	635,939
NJ Trans Trust Fund	5.00%	6/15/2031	A+	400	464,428
NJ Trans Trust Fund	5.00%	6/15/2036	Baa1	270	289,694
NJ Trans Trust Fund	5.00%	12/15/2036	Baa1	530	641,819
NJ Trans Trust Fund	5.00%	6/15/2038	Baa1	1,380	1,513,832
NJ Trans Trust Fund	5.25%	6/15/2041	Baa1	205	233,329
NJ Trans Trust Fund	5.25%	6/15/2043	Baa1	720	868,486
PR Infra Fin Auth - Mepsi Campus(a)	6.50%	10/1/2037	NR	500	201,250
Total					26,366,588

Other Revenue 0.66%
Middlesex Co Impt Auth - Heldrich Ctr(a) 6.25%		1/1/2037	NR	1,300	26,000
NJ EDA - Bancroft Neuro	5.00%	6/1/2041	NR	350	383,401
NJ EDA - Sch Facs	5.00%	3/1/2027	Baa1	420	452,869
Total					862,270

Special Tax 0.57%
NJ EDA - Kapkowski Rd Landfill	6.50%	4/1/2028	Ba2	675	745,031

Tax Revenue 4.74%
Casino Reinv Dev Auth	5.25%	11/1/2039	BBB+	525	551,219
Casino Reinv Dev Auth (AGM)	5.00%	11/1/2032	AA	500	552,590
Garden St Preservation Trust (AGM)	5.75%	11/1/2028	AA	1,205	1,516,444
NJ EDA - Cigarette Tax	4.25%	6/15/2027	BBB	550	567,287
NJ EDA - Cigarette Tax	5.00%	6/15/2025	BBB	330	346,596
NJ EDA - Cigarette Tax	5.00%	6/15/2029	BBB	120	125,172
PR Corp Sales Tax	Zero Coupon	7/1/2029	NR	18	15,309

128	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND December 31, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Tax Revenue (continued)
PR Corp Sales Tax	Zero Coupon	7/1/2031	NR	$235	$183,119
PR Corp Sales Tax	Zero Coupon	7/1/2033	NR	598	428,933
PR Corp Sales Tax	Zero Coupon	7/1/2051	NR	1,940	434,405
PR Corp Sales Tax	4.329%	7/1/2040	NR	96	104,269
PR Corp Sales Tax	4.329%	7/1/2040	NR	492	534,036
PR Corp Sales Tax	4.536%	7/1/2053	NR	3	3,262
PR Corp Sales Tax	4.55%	7/1/2040	NR	19	20,902
PR Corp Sales Tax	4.75%	7/1/2053	NR	267	294,090
PR Corp Sales Tax	4.784%	7/1/2058	NR	40	44,078
PR Corp Sales Tax	5.00%	7/1/2058	NR	420	469,098
Total					6,190,809

Tobacco 3.86%
NJ EDA - Cigarette Tax	5.00%	6/15/2026	BBB	1,025	1,074,272
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2046	BB+	2,350	2,744,870
Tobacco Settlement Fin Corp NJ	5.25%	6/1/2046	BBB+	1,000	1,219,020
Total					5,038,162

Transportation 26.38%
Delaware River & Bay Auth	4.00%	1/1/2044	A1	850	972,375
Delaware River & Bay Auth	5.00%	1/1/2042	A1	1,025	1,091,553
Delaware River Port Auth	5.00%	1/1/2022	A	1,115	1,158,440
Delaware River Port Auth	5.00%	1/1/2024	A	360	385,700
Delaware River Port Auth	5.00%	1/1/2028	A+	525	591,990
Delaware River Port Auth	5.00%	1/1/2034	A+	505	564,176
Delaware River Port Auth	5.00%	1/1/2040	A+	515	639,903
Delaware River Toll Brdg Commn	3.00%	7/1/2049	A1	1,000	1,074,820
Delaware River Toll Brdg Commn	4.00%	7/1/2047	A1	1,205	1,355,709
Delaware River Toll Brdg Commn	5.00%	7/1/2030	A1	280	354,141
NJ EDA - Goethals Brdg AMT (AGM)	5.125%	1/1/2039	AA	925	1,033,308
NJ EDA - Port Newark AMT	5.00%	10/1/2047	Baa3	750	855,600
NJ EDA - Transit	4.00%	11/1/2044	Baa1	250	277,258
NJ Tpk Auth	4.00%	1/1/2043	A+	1,010	1,155,460
NJ Tpk Auth	4.00%	1/1/2048	A+	1,000	1,146,350
NJ Tpk Auth	5.00%	1/1/2030	A+	510	630,528
NJ Tpk Auth	5.00%	1/1/2030	A+	585	745,594
NJ Tpk Auth	5.00%	1/1/2033	A+	1,285	1,460,094
NJ Tpk Auth	5.00%	1/1/2033	A+	560	704,642

See Notes to Schedule of Investments.	129

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND December 31, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)
NJ Tpk Auth	5.00%	1/1/2034	A+	$510	$586,985
NJ Tpk Auth	5.00%	1/1/2034	A+	615	749,827
NJ Tpk Auth	5.00%	1/1/2035	A+	515	609,544
NJ Tpk Auth	5.00%	1/1/2037	A+	320	397,955
NJ Tpk Auth (AGM)	5.25%	1/1/2028	AA	810	1,066,090
NJ Trans Trust Fund	4.00%	6/15/2050	Baa1	1,000	1,110,400
NJ Trans Trust Fund	5.00%	6/15/2028	A+	1,000	1,183,090
Port Auth NY & NJ	4.00%	7/15/2039	Aa3	750	901,605
Port Auth NY & NJ	4.00%	7/15/2040	Aa3	435	521,591
Port Auth NY & NJ	4.00%	9/1/2043	Aa3	850	981,980
Port Auth NY & NJ	5.00%	11/15/2033	Aa3	500	629,675
Port Auth NY & NJ	5.00%	10/15/2035	Aa3	500	616,205
Port Auth NY & NJ	5.00%	7/15/2038	Aa3	420	528,935
Port Auth NY & NJ	5.00%	11/15/2047	Aa3	565	689,922
Port Auth NY & NJ - JFK IAT	6.00%	12/1/2036	Baa1	240	240,350
Port Auth NY & NJ - JFK IAT CR (AGM)	6.00%	12/1/2042	NR	205	205,301
Port Auth NY & NJ AMT	4.00%	9/1/2043	Aa3	850	982,439
Port Auth NY & NJ AMT	4.00%	11/1/2059	Aa3	200	227,780
Port Auth NY & NJ AMT	5.00%	9/15/2029	Aa3	320	404,736
Port Auth NY & NJ AMT	5.00%	9/15/2032	Aa3	505	629,811
Port Auth NY & NJ AMT	5.00%	11/15/2032	Aa3	500	603,270
Port Auth NY & NJ AMT	5.00%	9/15/2033	Aa3	545	676,688
Port Auth NY & NJ AMT	5.00%	10/15/2036	Aa3	1,190	1,353,768
South Jersey Port Corp AMT	5.00%	1/1/2048	Baa1	500	562,330
South Jersey Trans Auth	5.00%	11/1/2039	BBB+	530	597,776
South Jersey Trans Auth (BAM)	4.00%	11/1/2050	AA	500	573,795
South Jersey Trans Auth (BAM)	5.00%	11/1/2045	AA	500	629,675
Total					34,459,164

Utilities 7.57%
Guam Pwr Auth (AGM)	5.00%	10/1/2034	AA	400	454,608
Guam Waterworks Auth	5.00%	7/1/2036	A-	100	116,573
Guam Waterworks Auth	5.00%	1/1/2050	A-	300	372,879
NJ EDA - Middlesex Water AMT	4.00%	8/1/2059	A+	500	561,040
NJ EDA - Nat Gas	3.50%	4/1/2042	A1	1,655	1,727,721
NJ EDA - Nat Gas AMT	3.00%	8/1/2041	A1	1,000	1,022,150
NJ EDA - NJ American Wtr Co AMT	2.20%#(b)	10/1/2039	A+	500	541,735
NJ EDA - UMM Energy AMT	4.75%	6/15/2032	Baa2	1,000	1,048,790

130	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

NEW JERSEY TAX FREE FUND December 31, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Utilities (continued)
NJ Infra Bank-NJ-Am Wtr Co AMT	4.00%	9/1/2036	AAA		$335	$383,699
NJ Infra Bank-NJ-Am Wtr Co AMT	4.00%	9/1/2047	AAA		1,500	1,677,885
NJ Tpk Auth	5.00%	1/1/2031	A+		510	647,598
Passaic Valley Swr (AGM)	3.00%	12/1/2038	AA		1,000	1,106,190
PR Elec Pwr Auth(a)	5.00%	7/1/2037	D	(c)	110	89,100
PR Elec Pwr Auth(a)	5.75%	7/1/2036	D	(c)	75	61,312
PR Elec Pwr Auth(a)	7.00%	7/1/2040	D	(c)	100	83,625
Total						9,894,905
Total Investments in Securities 98.62% (cost $120,965,538)						128,831,924
Cash and Other Assets in Excess of Liabilities 1.38%						1,808,279
Net Assets 100.00%						$130,640,203

AGM	Insured by - Assured Guaranty Municipal Corporation.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by - Build America Mutual.
GTD	Guaranteed.
NR	Not Rated.
#	Variable rate security. The interest rate represents the rate in effect at December 31, 2020.
(a)	Defaulted (non-income producing security).
(b)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(c)	This investment has been rated by Fitch IBCA.

The following is a summary of the inputs used as of December 31, 2020 in valuing the Fund's investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Municipal Bonds	$-	$128,831,924	$-	$128,831,924
Total	$-	$128,831,924	$-	$128,831,924

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	131

Schedule of Investments (unaudited)

NEW YORK TAX FREE FUND December 31, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
MUNICIPAL BONDS 98.93%

Corporate-Backed 7.07%
Brooklyn Arena LDC - Barclays Ctr Zero Coupon			7/15/2047	Ba1		$250	$91,620
Build NYC Res Corp - Pratt Paper AMT†	4.50%		1/1/2025	NR		205	218,766
Build NYC Res Corp - Pratt Paper AMT†	5.00%		1/1/2035	NR		250	277,805
Liberty Dev Corp - Goldman Sachs	5.25%		10/1/2035	A3		6,100	8,873,182
Liberty Dev Corp - Goldman Sachs	5.50%		10/1/2037	A3		3,035	4,637,753
Niagara Area Dev Corp - Covanta AMT†	4.75%		11/1/2042	B1		1,750	1,809,728
NY Env Facs - Casella Waste AMT	2.75%	#(a)	9/1/2050	B		500	517,695
NY Env Facs - Casella Waste AMT†	2.875%	#(a)	12/1/2044	B		1,500	1,543,455
NY Liberty Dev Corp - 3 WTC†	5.00%		11/15/2044	NR		6,155	6,635,398
NY Liberty Dev Corp - 3 WTC†	5.15%		11/15/2034	NR		750	810,338
NY Liberty Dev Corp - 3 WTC†	7.25%		11/15/2044	NR		1,000	1,103,850
NY Liberty Dev Corp - 7 WTC	5.00%		9/15/2040	Aaa		1,015	1,063,994
NY Liberty Dev Corp - BofA Tower	2.80%		9/15/2069	Baa2		2,500	2,442,300
NY Trans Dev Corp - American Airlines AMT	5.25%		8/1/2031	B-		1,650	1,867,321
NY Trans Dev Corp - American Airlines AMT	5.375%		8/1/2036	B-		1,025	1,165,845
NY Trans Dev Corp - JFK IAT AMT	4.00%		12/1/2038	Baa1		600	699,330
NYC IDA - TRIPS AMT	5.00%		7/1/2028	BBB+		1,825	1,914,242
Westchester Co - Miriam Osborn Memorial	5.00%		7/1/2034	A-	(b)	200	227,028
Total							35,899,650

Education 13.23%
Build NYC Res Corp - Manhattan Clg	5.00%		8/1/2033	A-		1,125	1,326,240
Build NYC Res Corp - NY Law	5.00%		7/1/2041	BBB-		1,000	1,076,850
Build NYC Res Corp - Packer Collegiate	5.00%		6/1/2040	A2		1,000	1,113,930
Dutchess Co LDC - Anderson Ctr	6.00%		10/1/2030	BB+		725	726,211
Dutchess Co LDC - Bard College†	5.00%		7/1/2045	BB+		1,000	1,104,060
Dutchess Co LDC - Bard College†	5.00%		7/1/2051	BB+		1,000	1,095,680
Dutchess Co LDC - Culinary Institute	5.00%		7/1/2033	Baa2		390	433,376
Dutchess Co LDC - Culinary Institute	5.00%		7/1/2041	Baa2		200	219,406
Dutchess Co LDC - Culinary Institute	5.00%		7/1/2046	Baa2		275	299,126
Dutchess Co LDC - Vassar College	5.00%		7/1/2034	Aa3		250	307,630
Hempstead Town LDC - Adelphi Univ	4.00%		2/1/2039	A-		2,125	2,361,321
Hempstead Town LDC - Hofstra Univ	5.00%		7/1/2042	A		545	645,176
Hempstead Town LDC - Molloy Clg	5.00%		7/1/2034	BBB		825	961,488
Hempstead Town LDC - Molloy Clg	5.00%		7/1/2037	BBB		630	730,126
Hempstead Town LDC - Molloy Clg	5.00%		7/1/2039	BBB		555	640,414

132	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND December 31, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Education (continued)
Monroe Co IDA - Univ of Rochester	5.00%	7/1/2031	AA-		$350	$438,081
New Rochelle LDC - Iona Clg	5.00%	7/1/2028	BBB		205	233,065
New Rochelle LDC - Iona Clg	5.00%	7/1/2029	BBB		250	283,053
New Rochelle LDC - Iona Clg	5.00%	7/1/2030	BBB		220	247,760
New Rochelle LDC - Iona Clg	5.00%	7/1/2031	BBB		200	224,388
NY Dorm - Barnard Clg	4.00%	7/1/2045	A2		1,020	1,168,512
NY Dorm - Barnard Clg	5.00%	7/1/2028	A2		590	705,941
NY Dorm - Fordham Univ	4.00%	7/1/2050	A		3,500	3,992,660
NY Dorm - Fordham Univ	5.00%	7/1/2035	A		550	652,707
NY Dorm - Long Island Univ	5.00%	9/1/2026	BBB+		1,000	1,052,740
NY Dorm - Mt Sinai Sch Med	5.00%	7/1/2040	A-		2,000	2,285,580
NY Dorm - NYU	4.00%	7/1/2045	Aa2		1,000	1,177,890
NY Dorm - NYU	5.00%	7/1/2028	Aa2		1,000	1,280,290
NY Dorm - NYU	5.00%	7/1/2029	Aa2		1,000	1,273,600
NY Dorm - NYU	5.00%	7/1/2042	Aa2		1,500	1,928,205
NY Dorm - Pace Univ	4.00%	5/1/2022	NR		25	26,281
NY Dorm - Pace Univ	5.00%	5/1/2023	NR		20	22,253
NY Dorm - Pace Univ	5.00%	5/1/2023	BBB-		905	977,110
NY Dorm - PIT	5.00%	2/15/2039	AA+		1,000	1,219,770
NY Dorm - PIT	5.00%	2/15/2041	NR		5	6,533
NY Dorm - PIT	5.00%	2/15/2041	AA+		2,995	3,699,454
NY Dorm - Pratt Institute	5.00%	7/1/2034	A2		1,035	1,206,851
NY Dorm - Pratt Institute	5.00%	7/1/2039	A2		1,010	1,170,610
NY Dorm - St Johns Univ	5.00%	7/1/2027	A-		250	292,770
NY Dorm - SUNY	3.00%	7/1/2042	Aa3		2,790	3,000,366
NY Dorm - SUNY Empire Commons	5.00%	5/1/2030	A		350	393,526
NY Dorm - SUNY Empire Commons	5.00%	5/1/2032	A		250	278,845
NY Dorm - The New School	5.00%	7/1/2028	A3		780	941,725
NY Dorm - Touro Clg	5.00%	1/1/2047	BBB-	(b)	1,500	1,624,230
NY Dorm - Touro Clg	5.25%	1/1/2034	BBB-	(b)	1,225	1,313,445
NYC IDA - Yankee Stadium (AGM)	3.00%	3/1/2049	AA		3,400	3,574,998
NYC IDA - Yankee Stadium (AGM)	4.00%	3/1/2045	AA		1,200	1,404,516
Onondaga CDC - Upstate Prop Dev	5.50%	12/1/2031	NR		1,000	1,047,830
Rochester Institute of Technology	4.00%	7/1/2044	A1		4,510	5,219,017
Rochester Institute of Technology	5.00%	7/1/2049	A1		1,530	1,914,397
St Lawrence IDA - Clarkson Univ	6.00%	9/1/2034	Baa1		1,625	1,665,349
Troy Cap Res Corp - RPI	4.00%	9/1/2040	A3		1,000	1,127,040

See Notes to Schedule of Investments.	133

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND December 31, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Education (continued)
Troy Cap Res Corp - RPI	5.00%	8/1/2032	A3		$1,415	$1,630,674
Univ of Rochester	4.00%	7/1/2043	AA-		1,000	1,144,510
Westchester Co - Miriam Osborn Memorial	5.00%	7/1/2042	A-	(b)	450	505,679
Westchester Co - Sarah Lawrence College	4.00%	6/1/2033	BBB-		1,700	1,773,372
Total						67,166,657

General Obligation 7.43%
City of Syracuse	4.00%	5/15/2034	A1		725	827,124
Erie CO GO	5.00%	9/15/2028	AA-		275	333,449
Jefferson Co - Samaritan Med Ctr	5.00%	11/1/2037	BBB-		2,000	2,346,340
NY Dorm - Sch Dist (AGM)	5.00%	10/1/2027	AA		1,000	1,160,920
NYC GO	4.00%	8/1/2034	AA		3,000	3,688,200
NYC GO	4.00%	8/1/2037	AA		2,000	2,418,820
NYC GO	4.00%	3/1/2050	AA		1,500	1,741,845
NYC GO	5.00%	8/1/2026	AA		1,000	1,247,420
NYC GO	5.00%	8/1/2026	AA		1,750	2,112,547
NYC GO	5.00%	8/1/2027	AA		1,410	1,513,029
NYC GO	5.00%	8/1/2027	AA		1,700	2,004,861
NYC GO	5.00%	8/1/2029	AA		3,000	3,697,650
NYC GO	5.00%	10/1/2034	AA		1,500	1,625,745
NYC GO	5.00%	10/1/2039	AA		1,000	1,232,950
NYC GO	5.00%	8/1/2043	AA		1,370	1,731,022
NYC GO	5.00%	12/1/2044	AA		2,535	3,158,458
NYC GO	5.00%	4/1/2045	AA		1,380	1,690,127
PR Comwlth GO(c)	5.00%	7/1/2027	Ca		65	50,375
PR Comwlth GO(c)	5.125%	7/1/2028	Ca		155	117,800
PR Comwlth GO(c)	5.375%	7/1/2030	Ca		4,185	3,107,362
PR Comwlth GO(c)	5.50%	7/1/2027	Ca		60	44,100
PR Comwlth GO(c)	6.125%	7/1/2033	Ca		170	131,325
Suffolk Co GO (AGM)	5.00%	2/1/2025	AA		1,460	1,715,369
Total						37,696,838

Health Care 12.37%
Brookhaven Co - Jefferson’s Ferry Proj	4.00%	11/1/2045	BBB	(b)	1,000	1,053,040
Brookhaven Co - Jefferson’s Ferry Proj	4.00%	11/1/2055	BBB	(b)	1,000	1,046,770
Brookhaven Co - Long Island Cmnty Hospital	4.00%	10/1/2045	BBB-		1,865	2,025,446

134	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND December 31, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)
Brookhaven Co - Long Island Cmnty Hospital	5.00%	10/1/2050	BBB-		$1,000	$1,194,840
Broome Co - United Health Services (AGM)	3.00%	4/1/2036	AA		1,000	1,089,910
Broome Co - United Health Services (AGM)	3.00%	4/1/2037	AA		1,500	1,629,060
Buffalo & Erie IDC - Catholic Hlth	5.00%	7/1/2025	BBB		300	351,555
Buffalo & Erie IDC - Orchard Park	5.00%	11/15/2037	BBB-	(b)	1,000	1,078,070
Dutchess Co Dev Corp - Nuvance Hlt	4.00%	7/1/2044	A-		1,250	1,414,150
Dutchess Co Dev Corp - Nuvance Hlt	4.00%	7/1/2049	A-		2,120	2,378,089
Dutchess Co LDC - Health Quest	5.00%	7/1/2034	A-		500	582,070
Dutchess Co LDC - Health Quest	5.00%	7/1/2035	A-		1,580	1,842,359
Monroe Co IDA - Rochester General Hospital	5.00%	12/1/2034	BBB+		250	294,562
Monroe Co IDA - Rochester General Hospital	4.00%	12/1/2035	BBB+		500	594,035
Monroe Co IDA - Rochester General Hospital	4.00%	12/1/2036	BBB+		400	473,400
Nassau Co LEAC - Catholic Hlth LI	5.00%	7/1/2027	A-		625	712,244
Nassau Co LEAC - Catholic Hlth LI	5.00%	7/1/2028	A-		2,045	2,320,952
Nassau Co LEAC - Catholic Hlth LI	5.00%	7/1/2033	A-		600	670,254
NY Dorm - Catholic Hlth	4.00%	7/1/2045	BBB		2,895	3,184,095
NY Dorm - Catholic Hlth	5.00%	7/1/2032	BBB		500	526,495
NY Dorm - Maimondes Med Ctr	3.00%	2/1/2050	AA+		1,000	1,056,420
NY Dorm - Montefiore	4.00%	8/1/2036	BBB		375	417,195
NY Dorm - Montefiore	4.00%	8/1/2037	BBB		1,670	1,852,965
NY Dorm - Montefiore	4.00%	8/1/2038	BBB		595	658,617
NY Dorm - Montefiore	4.00%	9/1/2050	BBB		4,000	4,352,040
NY Dorm - Montefiore	5.00%	8/1/2033	BBB		1,035	1,248,593
NY Dorm - Montefiore	5.00%	8/1/2034	BBB		335	403,266
NY Dorm - Montefiore	5.00%	8/1/2035	BBB		525	630,572
NY Dorm - North Shore LI Jewish	5.00%	5/1/2028	A-		1,000	1,177,880
NY Dorm - NYU Hsps Ctr	5.00%	7/1/2032	A		810	969,619
NY Dorm - NYU Hsps Ctr	5.00%	7/1/2033	A		760	906,733
NY Dorm - NYU Langone	4.00%	7/1/2053	A		2,500	2,881,250
NY Dorm - Orange Regl Med Ctr†	5.00%	12/1/2026	BBB-		1,000	1,172,430
NY Dorm - Orange Regl Med Ctr†	5.00%	12/1/2029	BBB-		1,900	2,297,575
NYC Hlth & Hsp Corp(d)	4.00%	2/15/2045	Aa3		1,250	1,474,762
NYC Hlth & Hsp Corp(d)	4.00%	2/15/2048	Aa3		1,285	1,508,860
NYC Hlth & Hsp Corp	5.00%	2/15/2025	Aa3		1,000	1,004,480

See Notes to Schedule of Investments.	135

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND December 31, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)
NYC IDA - Yankee Stadium	3.00%	3/1/2049	Baa1		$2,000	$2,088,880
Oneida Co - Mohawk Valley Hlth (AGM)	4.00%	12/1/2049	AA		4,645	5,300,131
Southhold LDC - Peconic Landing	5.00%	12/1/2045	BBB-	(b)	1,000	1,055,400
Tompkins Co Dev Corp - Kendal Ithaca	5.00%	7/1/2044	BBB+		920	981,778
Westchester CO Hlth Care	5.00%	11/1/2033	Baa2		1,000	1,145,790
Westchester CO Hlth Care	5.00%	11/1/2034	Baa2		985	1,127,362
Westchester CO Hlth Care	5.00%	11/1/2046	Baa2		2,240	2,485,549
Westchester CO Hlth Care	6.00%	11/1/2030	Baa2		110	110,426
Westchester CO Hlth Care	6.125%	11/1/2037	Baa2		40	40,161
Total						62,810,130

Housing 1.01%
NY State Hsg	3.15%	11/1/2054	Aa2		1,000	1,039,620
NYC HDC	3.35%	11/1/2065	AA+		1,915	1,988,593
NYC Hsg - 8 Spruce St	4.50%	2/15/2048	NR		1,000	1,042,180
Westchester Co - SUNY Purchase Hsg	5.00%	6/1/2047	BBB		1,000	1,073,480
Total						5,143,873

Lease Obligations 4.46%
Erie Co IDA - Buffalo Sch Dist	5.00%	5/1/2027	AA		1,750	2,112,215
Erie Co IDA - Buffalo Sch Dist	5.00%	5/1/2028	AA		1,050	1,265,660
Erie Co IDA - Buffalo Sch Dist	5.25%	5/1/2030	AA		2,575	2,615,917
Erie Co IDA - Buffalo Sch Dist	5.25%	5/1/2032	AA		1,000	1,015,830
Hudson Yards	5.00%	2/15/2031	Aa3		2,000	2,471,400
Hudson Yards	5.00%	2/15/2033	Aa3		1,075	1,316,381
NY Dorm - Court Facs	Zero Coupon	8/1/2021	AA		2,265	2,261,625
NY Dorm - Master BOCES	5.50%	8/15/2026	Aa3		1,560	1,608,797
NY Dorm- Saint Lawerence-Lewis Boces (BAM)	4.00%	8/15/2050	AA		2,500	2,806,775
NY Liberty Dev Corp - 4 WTC	5.00%	11/15/2031	A		1,000	1,036,400
NYC TFA - Bldg Aid	5.00%	7/15/2027	AA		1,425	1,459,912
NYC TFA - Bldg Aid	5.00%	7/15/2035	AA		2,005	2,479,122
PR Infra Fin Auth - Mepsi Campus(c)	6.50%	10/1/2037	NR		500	201,250
Total						22,651,284

Other 0.84%
Build NYC Res Corp - Childrens Aid Soc	4.00%	7/1/2044	A+		1,340	1,557,482
Build NYC Res Corp - Childrens Aid Soc	4.00%	7/1/2049	A+		2,355	2,704,035
Total						4,261,517

136	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND December 31, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Other Revenue 1.08%
Brooklyn Arena LDC - Barclays Ctr	5.00%		7/15/2042	Ba1	$3,000	$3,388,560
NYC Cultural - Lincoln Center	4.00%		12/1/2033	A	1,750	2,106,387
Total						5,494,947

Special Tax 1.65%
NYC IDA - Queens Stadium (AMBAC)	5.00%		1/1/2031	Baa3	2,075	2,075,892
NYC IDA - Yankee Stadium	4.00%		3/1/2045	Baa1	1,800	2,076,084
NYC IDA - Yankee Stadium (AGC)	Zero Coupon		3/1/2043	AA	420	219,862
NYC IDA - Yankee Stadium (AGC)	Zero Coupon		3/1/2044	AA	640	322,266
NYC IDA - Yankee Stadium (AGC)	Zero Coupon		3/1/2047	AA	295	131,827
NYC IDA - Yankee Stadium (NPFGC)(FGIC)	2.062% (CPI Based	)#	3/1/2026	Baa1	3,450	3,544,357
Total						8,370,288

Tax Revenue 13.05%
Hudson Yards	5.75%		2/15/2047	AA-	1,030	1,036,098
MTA NY	4.00%		11/15/2035	AA	330	375,124
MTA NY	5.25%		11/15/2032	AA	650	804,785
MTA NY - Dedicated Tax	5.00%		11/15/2034	AA	1,045	1,305,780
MTA NY - Dedicated Tax	5.25%		11/15/2031	AA	1,215	1,508,228
MTA NY - Dedicated Tax	5.25%		11/15/2034	AA	455	562,212
NY Dorm - PIT	4.00%		3/15/2049	Aa2	1,695	1,995,591
NY Dorm - PIT	5.00%		3/15/2027	AA+	1,250	1,491,013
NY Dorm - PIT	5.00%		3/15/2032	Aa2	3,000	3,909,780
NY Dorm - PIT	5.00%		2/15/2042	AA+	2,055	2,535,993
NY Dorm - PIT	5.00%		3/15/2045	Aa2	2,000	2,477,820
NY Dorm - Sales Tax	5.00%		3/15/2043	AA+	2,025	2,460,881
NY St Dorm Auth - PIT	4.00%		3/15/2048	Aa2	1,900	2,173,828
NY UDC - PIT	4.00%		3/15/2045	Aa2	1,000	1,183,460
NY UDC - PIT	4.00%		3/15/2047	AA+	1,650	1,870,786
NY UDC - PIT	5.00%		3/15/2033	AA+	2,010	2,201,010
NY UDC - PIT	5.00%		3/15/2036	AA+	1,500	1,701,240
NY UDC - PIT	5.00%		3/15/2040	AA+	1,000	1,229,040
NY UDC Sales Tax	4.00%		3/15/2044	Aa2	1,250	1,468,550
NYC TFA - Future Tax	4.00%		8/1/2039	AAA	1,000	1,171,690
NYC TFA - Future Tax	4.00%		11/1/2042	AAA	1,675	1,959,800
NYC TFA - Future Tax	4.00%		5/1/2043	AAA	2,000	2,311,240

See Notes to Schedule of Investments.	137

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND December 31, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Tax Revenue (continued)
NYC TFA - Future Tax	5.00%	11/1/2030	AAA	$2,075	$2,606,241
NYC TFA - Future Tax	5.00%	11/1/2032	AAA	1,535	1,908,128
NYC TFA - Future Tax	5.00%	5/1/2035	AAA	1,230	1,516,184
NYC TFA - Future Tax	5.00%	8/1/2040	AAA	2,530	3,096,948
NYC TFA - Future Tax	5.00%	8/1/2041	AAA	2,975	3,632,713
NYC TFA - Future Tax	5.00%	8/1/2042	AAA	2,700	3,369,222
NYC TFA - Future Tax	5.00%	2/1/2043	AAA	2,510	3,014,736
NYC TFA - Future Tax	5.00%	5/1/2043	AAA	1,400	1,691,844
PR Corp Sales Tax	Zero Coupon	7/1/2029	NR	163	138,633
PR Corp Sales Tax	Zero Coupon	7/1/2031	NR	708	551,695
PR Corp Sales Tax	Zero Coupon	7/1/2033	NR	710	509,269
PR Corp Sales Tax	Zero Coupon	7/1/2051	NR	5,041	1,128,781
PR Corp Sales Tax	4.329%	7/1/2040	NR	489	531,122
PR Corp Sales Tax	4.329%	7/1/2040	NR	858	931,308
PR Corp Sales Tax	4.536%	7/1/2053	NR	64	69,587
PR Corp Sales Tax	4.55%	7/1/2040	NR	153	168,318
PR Corp Sales Tax	4.75%	7/1/2053	NR	1,199	1,320,651
PR Corp Sales Tax	4.784%	7/1/2058	NR	180	198,349
PR Corp Sales Tax	5.00%	7/1/2058	NR	1,922	2,146,682
Total					66,264,360

Tobacco 3.61%
Erie Co Tobacco	Zero Coupon	6/1/2055	NR	8,000	683,360
Erie Co Tobacco	Zero Coupon	6/1/2060	NR	20,000	966,800
Monroe Co Tobacco	Zero Coupon	6/1/2061	NR	10,000	390,400
Nassau Co Tobacco	Zero Coupon	6/1/2060	NR	15,000	741,600
Nassau CO Tobacco	5.125%	6/1/2046	B-	2,085	2,107,247
Rockland Tobacco†	Zero Coupon	8/15/2060	NR	10,575	545,882
Suffolk Tobacco Asset Sec Corp	5.00%	6/1/2032	BBB	1,335	1,381,725
Suffolk Tobacco Asset Sec Corp	5.25%	6/1/2037	BBB	1,175	1,218,663
Suffolk Tobacco Asset Sec Corp	6.00%	6/1/2048	NR	1,350	1,351,863
Suffolk Tobacco Asset Sec Corp	6.625%	6/1/2044	NR	1,000	1,034,830
TSASC	5.00%	6/1/2034	A-	1,000	1,205,530
TSASC	5.00%	6/1/2035	A-	300	360,471
TSASC	5.00%	6/1/2036	A-	100	119,749
TSASC	5.00%	6/1/2041	BBB+	510	588,285
TSASC	5.00%	6/1/2048	NR	3,300	3,534,795

138	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND December 31, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Tobacco (continued)
Westchester Tobacco Asset Securitization Corp	5.125%		6/1/2051	B	$1,845	$2,084,499
Total						18,315,699

Transportation 25.03%
Buffalo & Erie PBA - Peace Bridge	5.00%		1/1/2034	A+	600	734,652
MTA NY	4.00%		11/15/2051	A3	3,000	3,302,370
MTA NY	4.75%		11/15/2045	A3	3,050	3,583,079
MTA NY	5.00%		11/15/2023	A3	2,860	3,026,709
MTA NY	5.00%		11/15/2028	A3	770	929,713
MTA NY	5.00%		11/15/2029	A3	1,650	1,864,285
MTA NY	5.00%		11/15/2029	A3	1,900	2,263,945
MTA NY	5.00%		11/15/2030	A3	205	243,757
MTA NY	5.00%		11/15/2030	A3	1,675	1,931,543
MTA NY	5.00%		11/15/2033	A3	1,505	1,773,101
MTA NY	5.00%		11/15/2041	A3	1,050	1,182,038
MTA NY	5.00%	#(a)	11/15/2045	A3	900	1,094,274
MTA NY	5.00%		11/15/2050	A3	1,750	2,088,905
MTA NY	5.25%		11/15/2028	A3	3,740	4,298,419
MTA NY	5.25%		11/15/2035	A3	1,170	1,281,501
MTA NY - Dedicated Tax	5.00%		11/15/2033	AA	1,520	1,905,001
Niagara Frontier Trsp - Buffalo Intl Arpt AMT	5.00%		4/1/2027	A3	1,000	1,121,610
Niagara Frontier Trsp - Buffalo Intl Arpt AMT	5.00%		4/1/2036	A3	850	1,032,521
Niagara Frontier Trsp - Buffalo Intl Arpt AMT	5.00%		4/1/2038	A3	725	875,815
Niagara Frontier Trsp - Buffalo Intl Arpt AMT	5.00%		4/1/2039	A3	350	421,827
NY Bridge Auth	4.00%		1/1/2027	Aa3	1,000	1,034,890
NY Trans Dev Corp - Delta AMT	4.00%		1/1/2036	Baa3	3,495	3,830,765
NY Trans Dev Corp - Delta AMT	5.00%		1/1/2036	Baa3	2,295	2,688,684
NY Trans Dev Corp - Delta AMT	5.00%		10/1/2040	Baa3	2,250	2,757,465
NY Trans Dev Corp - JFK IAT	4.00%		12/1/2041	Baa1	1,000	1,171,500
NY Trans Dev Corp - JFK IAT AMT	4.00%		12/1/2041	Baa1	1,710	1,975,101
NY Trans Dev Corp - LaGuardia Airport AMT	4.00%		7/1/2031	Baa3	2,000	2,132,280
NY Trans Dev Corp - LaGuardia Airport AMT	4.00%		7/1/2046	Baa3	2,050	2,142,885

See Notes to Schedule of Investments.	139

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND December 31, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)
NY Trans Dev Corp - LaGuardia Airport AMT	5.25%	1/1/2050	Baa3	$12,280	$13,520,157
NY Trans Dev Corp - TOGA AMT	5.00%	1/1/2023	Baa3	1,500	1,618,260
NY Twy Auth	4.00%	1/1/2041	A2	1,000	1,184,370
NY Twy Auth	5.00%	1/1/2032	A1	150	191,111
NY Twy Auth	5.00%	1/1/2036	A1	1,760	1,976,762
NY Twy Auth (AGM)	3.00%	1/1/2046	AA	1,000	1,061,230
NY Twy Auth TCRS (BAM)	4.00%	1/1/2050	AA	2,500	2,926,225
Port Auth NY & NJ	4.00%	7/15/2036	Aa3	2,020	2,457,593
Port Auth NY & NJ	5.00%	11/15/2042	Aa3	1,365	1,681,052
Port Auth NY & NJ - JFK IAT	5.50%	12/1/2031	Baa1	295	295,392
Port Auth NY & NJ - JFK IAT	6.00%	12/1/2036	Baa1	1,185	1,186,730
Port Auth NY & NJ - JFK IAT	6.00%	12/1/2042	Baa1	1,190	1,191,737
Port Auth NY & NJ - JFK IAT CR (AGM)	5.50%	12/1/2031	A2	225	225,304
Port Auth NY & NJ - JFK IAT CR (AGM)	6.00%	12/1/2036	A2	400	400,588
Port Auth NY & NJ - JFK IAT CR (AGM)	6.00%	12/1/2042	NR	1,615	1,617,374
Port Auth NY & NJ AMT	4.00%	9/1/2043	Aa3	3,650	4,218,706
Port Auth NY & NJ AMT	4.00%	11/1/2047	Aa3	4,000	4,596,840
Port Auth NY & NJ AMT	4.00%	11/1/2059	Aa3	800	911,120
Port Auth NY & NJ AMT	5.00%	10/15/2027	Aa3	1,485	1,864,343
Port Auth NY & NJ AMT	5.00%	9/15/2028	Aa3	1,000	1,273,660
Port Auth NY & NJ AMT	5.00%	11/15/2031	Aa3	3,415	4,264,379
Port Auth NY & NJ AMT	5.00%	9/1/2032	Aa3	805	1,040,768
Port Auth NY & NJ AMT	5.00%	11/15/2032	Aa3	2,850	3,438,639
Port Auth NY & NJ AMT	5.00%	9/15/2033	Aa3	2,820	3,501,397
Port Auth NY & NJ AMT	5.00%	10/1/2033	Aa3	3,200	3,355,648
Port Auth NY & NJ AMT	5.00%	10/15/2033	Aa3	1,000	1,217,960
Port Auth NY & NJ AMT	5.00%	9/15/2034	Aa3	1,000	1,238,600
Port Auth NY & NJ AMT	5.00%	4/1/2036	Aa3	1,050	1,251,233
Port Auth NY & NJ AMT	5.00%	10/15/2041	Aa3	1,250	1,285,550
Port Auth NY & NJ AMT	5.00%	9/15/2048	Aa3	365	438,000
Triborough Brdg & Tunl Auth	4.00%	11/15/2044	AA-	2,145	2,499,847
Triborough Brdg & Tunl Auth	4.00%	11/15/2048	AA-	2,015	2,302,279
Triborough Brdg & Tunl Auth	5.00%	11/15/2038	AA-	1,000	1,230,320
Triborough Brdg & Tunl Auth	5.00%	11/15/2047	AA-	1,135	1,373,918
Triborough Brdg & Tunl Auth	5.00%	11/15/2054	AA-	1,200	1,540,092
Total					127,065,819

140	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND December 31, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Utilities 8.10%
Buffalo Muni Wtr Fin Auth (AGM)	5.00%	7/1/2043	AA		$600	$719,220
Buffalo Muni Wtr Fin Auth (AGM)	5.00%	7/1/2048	AA		1,750	2,091,565
Guam Pwr Auth	5.00%	10/1/2021	BBB		500	514,115
Guam Waterworks Auth	5.00%	7/1/2036	A-		400	466,292
Guam Waterworks Auth	5.00%	1/1/2050	A-		600	745,758
Long Island Power Auth	5.00%	9/1/2025	A		1,000	1,075,330
Long Island Power Auth	5.00%	9/1/2034	A		2,000	2,306,180
Long Island Power Auth	5.00%	9/1/2039	A		1,000	1,145,290
Long Island Power Auth	5.00%	9/1/2047	A		1,115	1,365,072
Long Island Power Auth (AGC)	5.25%	9/1/2029	AA		2,000	2,710,980
New York St Pwr Auth	4.00%	11/15/2045	AA		1,325	1,577,611
NY Elec Sys - LIPA	4.00%	9/1/2038	A		1,500	1,771,710
NY Elec Sys - LIPA	4.00%	9/1/2039	A		1,000	1,178,820
NYC Muni Water	4.00%	6/15/2049	AA+		2,985	3,448,481
NYC Muni Water	5.00%	6/15/2035	AA+		1,550	1,718,532
NYC Muni Water	5.00%	6/15/2035	AA+		1,675	1,927,439
NYC Muni Water	5.00%	6/15/2036	AA+		1,750	2,011,153
NYC Muni Water	5.00%	6/15/2036	AA+		2,250	2,585,767
NYC Muni Water	5.00%	6/15/2040	AA+		1,250	1,579,950
NYC Muni Water	5.00%	6/15/2046	AA+		3,140	3,884,054
NYC Muni Water	5.00%	6/15/2048	AA+		1,675	2,097,067
NYC Muni Water	5.25%	6/15/2037	AA+		1,500	1,902,240
NYC Muni Water	5.25%	6/15/2047	AA+		1,000	1,256,200
PR Elec Pwr Auth(c)	5.75%	7/1/2036	D	(b)	1,250	1,021,875
Total						41,100,701
Total Municipal Bonds (cost $470,697,832)						502,241,763

See Notes to Schedule of Investments.	141

Schedule of Investments (unaudited)(concluded)

NEW YORK TAX FREE FUND December 31, 2020

Investments	Interest Rate#	Interest Rate Reset Date(e)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
SHORT-TERM INVESTMENT 0.47%

Variable Rate Demand Notes 0.47%

General Obligation
NYC GO (cost $2,395,000)	0.08%	1/4/2021	12/1/2047	AA	$2,395	$2,395,000
Total Investments in Securities 99.40% (cost $473,092,832)						504,636,763
Cash and Other Assets in Excess of Liabilities 0.60%						3,047,077
Net Assets 100.00%						$507,683,840

AGC	Insured by - Assured Guarantee Corp.
AGM	Insured by - Assured Guaranty Municipal Corporation.
AMBAC	Insured by - AMBAC Assurance Corporation.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by - Build America Mutual.
CPI	Consumer Price Index: Rate fluctuate based on CPI.
FGIC	Insured by - Financial Guaranty Insurance Company.
NPFGC	Insured by - National Public Finance Guarantee Corporation.
NR	Not Rated.
SIFMA	Insured by - Securities Industry and Financial Markets Association.
TCRS	Transferable Custodial Receipts.
TRIPS	Tax Refund Intercept Programs.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At December 31, 2020, the total value of Rule 144A securities was $18,614,967, which represents 3.67% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at December 31, 2020.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	This investment has been rated by Fitch IBCA.
(c)	Defaulted (non-income producing security).
(d)	Securities purchased on a when-issued basis.
(e)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap Index.

The following is a summary of the inputs used as of December 31, 2020 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Municipal Bonds	$-	$502,241,763	$-	$502,241,763

Short-Term Investment
Variable Rate Demand Notes	-	2,395,000	-	2,395,000
Total	$-	$504,636,763	$-	$504,636,763

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

142	See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Municipal Income Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Company was organized as a Maryland corporation on December 27, 1983.

The Company currently consists of the following eight funds (separately, a “Fund” and collectively, the “Funds”) their respective active share classes:

Funds
Lord Abbett Short Duration Tax Free Fund (“Short Duration”)	A, C, F, F3 and I
Lord Abbett Intermediate Tax Free Fund (“Intermediate”)	A, C, F, F3 and I
Lord Abbett National Tax Free Income Fund (“National”)	A, C, F, F3 and I
Lord Abbett High Yield Municipal Bond Fund (“High Yield”)	A, C, F, F3 and I
Lord Abbett Short Duration High Yield Municipal Bond Fund (“Short Duration High Yield”)	A, C, F, F3 and I
Lord Abbett California Tax Free Income Fund (“California”)	A, C, F, F3 and I
Lord Abbett New Jersey Tax Free Income Fund (“New Jersey”)	A, F, F3 and I
Lord Abbett New York Tax Free Income Fund (“New York”)	A, C, F, F3 and I

Short Duration, Intermediate and National are diversified as defined in the Act. High Yield, Short Duration High Yield, California, New Jersey and New York are non-diversified as defined in the Act.

The investment objective of each Fund (except for High Yield and Short Duration High Yield) is to seek the maximum amount of interest income exempt from federal income tax as is consistent with reasonable risk. The investment objective of High Yield and Short Duration High Yield is to seek a high level of income exempt from federal income tax. Each of California, New Jersey and New York also seeks as high a level of interest income exempt from the personal income tax of its corresponding state as is consistent with reasonable risk. In addition, New York seeks as high a level of interest income exempt from New York City personal income tax as is consistent with reasonable risk.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Funds’ Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), each Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may

143

Notes to Schedule of Investments (unaudited)(continued)

use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Investments in open-end money market mutual funds are valued at their net asset value (“NAV”) as of the close of each business day. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 -	unadjusted quoted prices in active markets for identical investments;

•	Level 2 -	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 -	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of December 31, 2020 and, if applicable, Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	FEDERAL TAX INFORMATION

It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

144

Notes to Schedule of Investments (unaudited)(concluded)

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open generally three years after the filing of the tax return. The statutes of limitations on each Fund’s, state and local tax returns may remain open for an additional year depending upon the jurisdiction.

145

QPHR-MUNI-1Q

(02/21)